UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08090

Lincoln Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)

Dennis L. Schoff, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)

Copies of all communications to:
Robert A. Robertson, Esq.
Dechert LLP
4675 MacArthur Court
Suite 1400
Newport Beach, CA 92660

Colleen E. Tonn Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year-end: December 31

Date of reporting period: March 31, 2009

Table of Contents

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Delaware Bond Fund
LVIP Janus Capital Appreciation Fund
LVIP FI Equity Income Fund
LVIP UBS Global Asset Allocation Fund
LVIP Delaware Growth and Income Fund
LVIP Mondrian International Value Fund
LVIP Delaware Managed Fund
LVIP Money Market
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Wilshire Conservative Profile Fund
LVIP Wilshire Moderate Profile Fund
LVIP Wilshire Moderately Aggressive Profile Fund
LVIP Wilshire Aggressive Profile Fund
LVIP Wilshire 2010 Profile Fund
LVIP Wilshire 2020 Profile Fund
LVIP Wilshire 2030 Profile Fund
LVIP Wilshire 2040 Profile Fund
LVIP Cohen & Steers Global Real Estate Fund
LVIP Baron Growth Opportunities Fund
LVIP Turner Mid-Cap Growth Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP Capital Growth Fund
LVIP SSgA S&P 500 Index Fund
LVIP MFS Value Fund
LVIP SSgA Small-Cap Index Fund
LVIP Mid-Cap Value Fund
LVIP Templeton Growth Fund
LVIP Marsico International Growth Fund
LVIP Columbia Value Opportunities Fund
LVIP SSgA International Index Fund
LVIP SSgA Bond Index Fund
LVIP SSgA Large Cap 100 Fund
LVIP SSgA Small-Mid Cap 200 Fund
LVIP SSgA Developed International 150 Fund
LVIP SSgA Emerging Markets 100 Fund

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.78%
Aerospace & Defense – 2.54%
†Alliant Techsystems	7,500	$502,350
Empresa Brasileira de Aeronautica ADR	25,500	338,385
Goodrich	30,300	1,148,067
Precision Castparts	20,000	1,198,000
Rockwell Collins	27,800	907,392
		4,094,194
Air Freight & Logistics – 1.30%
Expeditors International Washington	36,200	1,024,098
Robinson (C.H.) Worldwide	23,400	1,067,274
		2,091,372
Airlines – 0.32%
SkyWest	23,100	287,364
Southwest Airlines	35,200	222,816
		510,180
Auto Components – 0.32%
Gentex	26,200	260,952
WABCO Holdings	21,200	260,972
		521,924
Beverages – 0.56%
Brown-Forman Class B	23,175	899,885
		899,885
Biotechnology – 2.33%
†Alexion Pharmaceuticals	9,600	361,536
†Amylin Pharmaceuticals	29,200	343,100
†Biogen Idec	6,700	351,214
†BioMarin Pharmaceuticals	17,200	212,420
†Cephalon	7,500	510,750
†Life Technologies	17,400	565,152
†Martek Biosciences	10,800	197,100
†Myriad Genetics	11,200	509,264
†Vertex Pharmaceuticals	24,400	701,012
		3,751,548
Capital Markets – 3.30%
BlackRock	4,700	611,188
Eaton Vance	38,800	886,580
Federated Investors Class B	18,900	420,714
Franklin Resources	5,500	296,285
Janus Capital Group	54,400	361,760
Lazard Class A	14,900	438,060
Northern Trust	30,500	1,824,510
optionsXpress Holdings	20,300	230,811
SEI Investments	19,900	242,979
		5,312,887
Chemicals – 2.38%
Air Products & Chemicals	8,500	478,125
Albemarle	12,900	280,833
CF Industries Holdings	6,200	441,006
Ecolab	31,400	1,090,522
†Intrepid Potash	40,200	741,690
Sigma-Aldrich	10,200	385,458
Terra Industries	14,900	418,541
		3,836,175
Commercial Banks – 0.18%
†SVB Financial Group	14,600	292,146
		292,146
Commercial Services & Supplies – 4.03%
†American Reprographics	38,200	135,228
†Copart	13,500	400,410
Corporate Executive Board	12,800	185,600
Dun & Bradstreet	12,300	947,100
Equifax	16,300	398,535
†Iron Mountain	22,625	501,596
Manpower	12,600	397,278
†Monster Worldwide	30,900	251,835
Republic Services	32,850	563,378
Ritchie Bros Auctioneers	56,400	1,048,476
Robert Half International	25,100	447,533
†Stericycle	18,500	883,005
†Waste Connections	13,300	341,810
		6,501,784
Communications Equipment – 0.96%
†F5 Networks	20,200	423,190
†JDS Uniphase	39,300	127,725
†Juniper Networks	65,700	989,442
		1,540,357
Computers & Peripherals – 1.11%
†Logitech International	19,700	202,516
†NetApp	46,000	682,640
†QLogic	30,700	341,384
Seagate Technology	93,800	563,738
		1,790,278
Construction & Engineering – 1.51%
Fluor	26,700	922,485
†Foster Wheeler	39,300	686,571
†Quanta Services	38,800	832,260
		2,441,316
Diversified Consumer Services – 2.80%
†Apollo Group Class A	18,705	1,465,163
DeVry	25,200	1,214,136
†ITT Educational Services	9,200	1,117,064
†New Oriental Education & Technology Group ADR	7,200	361,800
Strayer Education	2,000	359,740
		4,517,903
Diversified Financial Services – 1.52%
CME Group	3,200	788,448
†Interactive Brokers Group	14,700	237,111
†IntercontinentalExchange	13,900	1,035,133
Moody's	16,800	385,056
		2,445,748
Electrical Equipment – 1.53%
AMETEK	20,000	625,400
†First Solar	3,500	464,450
†General Cable	19,700	390,454
†II-VI	24,100	414,038
Roper Industries	13,400	568,830
		2,463,172
Electronic Equipment & Instruments – 2.29%
Amphenol Class A	17,000	484,330
†Cogent	25,100	298,690
†Dolby Laboratories Class A	19,500	665,145
†FLIR Systems	13,900	284,672
†Itron	9,400	445,090
Jabil Circuit	37,800	210,168
†Mettler-Toledo International	6,700	343,911
National Instruments	15,150	282,548
†Trimble Navigation	44,500	679,960
		3,694,514
Energy Equipment & Services – 4.17%
Baker Hughes	9,200	262,660
BJ Services	37,000	368,150
†Cameron International	40,400	885,972
†Complete Production Services	43,900	135,212
Core Laboratories	10,700	782,812
Diamond Offshore Drilling	10,900	685,174
†FMC Technologies	37,500	1,176,375
†GT Solar International	55,300	367,192
†Nabors Industries	43,100	430,569
†Oceaneering International	12,500	460,875
Smith International	49,900	1,071,852
†TETRA Technologies	32,200	104,650
		6,731,493
Food Products – 1.25%
Hershey	18,400	639,400
McCormick	29,000	857,530
Smucker (J.M.)	14,100	525,507
		2,022,437
Health Care Equipment & Supplies – 4.87%
†American Medical System Holdings	22,000	245,300
†Arthrocare	11,900	58,310
Bard (C.R.)	15,800	1,259,576
DENTSPLY International	18,600	499,410
†Edwards Lifesciences	7,400	448,662
†Gen-Probe	8,700	396,546
†Hologic	30,200	395,318
†IDEXX Laboratories	18,600	643,188
†Intuitive Surgical	8,300	791,488
†Masimo	12,900	373,842
†ResMed	9,200	325,128
†St. Jude Medical	41,800	1,518,594
†Varian Medical Systems	20,800	633,152
†Zimmer Holdings	7,300	266,450
		7,854,964
Health Care Providers & Services – 3.99%
CIGNA	20,500	360,595
†Coventry Health Care	16,950	219,333
†DaVita	11,200	492,240
†Express Scripts	30,600	1,412,802
†Health Net	22,400	324,352
†Humana	14,700	383,376
†Laboratory Corporation of America Holdings	12,100	707,729
†Lincare Holdings	13,400	292,120
McKesson	11,800	413,472
†Patterson Companies	12,800	241,408
Quest Diagnostics	18,200	864,136
†Schein (Henry)	18,100	724,181
		6,435,744
Hotels, Restaurants & Leisure – 4.27%
†Chipotle Mexican Grill Class B	5,000	286,550
Choice Hotels International	19,500	503,490
Ctrip.com International ADR	10,900	298,660
International Game Technology	51,900	478,518
Marriott International Class A	35,000	572,600
†Panera Bread Class A	10,200	570,180
†Starbucks	77,400	859,914
Starwood Hotels & Resorts Worldwide	16,300	207,010
Tim Hortons	29,600	750,952
†WMS Industries	14,250	297,968
†Wynn Resorts	16,800	335,496
Yum Brands	62,900	1,728,492
		6,889,830
Household Durables – 0.44%
Centex	7,800	58,500
KB HOME	12,700	167,386
Lennar Class A	11,500	86,365
Pulte Homes	13,000	142,090
†Toll Brothers	13,800	250,608
		704,949
Household Products – 0.60%
Clorox	18,700	962,676
		962,676
Industrial Conglomerates – 0.39%
†McDermott International	46,600	623,974
		623,974
Insurance – 1.57%
Aon	12,500	510,250
†Arch Capital Group	7,800	420,108
Assurant	7,400	161,172
AXIS Capital Holdings	10,800	243,432
Berkley (W.R.)	18,000	405,900
HCC Insurance Holdings	17,700	445,863
RenaissanceRe Holdings	7,000	346,080
		2,532,805
Internet & Catalog Retail – 0.73%
†Expedia	62,900	571,132
†priceline.com	7,600	598,728
		1,169,860
Internet Software & Services – 1.36%
†Baidu.com ADR	1,700	300,220
†Digital River	16,000	477,120
†Sina	14,600	339,450
†VeriSign	35,800	675,546
†VistaPrint	14,800	406,852
		2,199,188
IT Services – 3.27%
†Cognizant Technology Solutions Class A	44,600	927,234
Fidelity National Information Services	20,300	369,460
†Fiserv	10,200	371,892
Global Payments	13,300	444,353
†NeuStar Class A	16,100	269,675
Paychex	48,900	1,255,263
†Perot Systems Class A	32,300	416,024
Western Union	96,800	1,216,776
		5,270,677
Leisure Equipment & Products – 0.17%
Mattel	24,000	276,720
		276,720
Life Sciences Tools & Services – 2.70%
†Charles River Laboratories International	17,200	468,012
†Covance	12,500	445,375
†Illumina	38,000	1,415,120
†Millipore	7,300	419,093
†QIAGEN	23,100	368,676
Techne	11,700	640,107
†Waters	16,200	598,590
		4,354,973
Machinery – 3.44%
Cummins	18,600	473,370
Donaldson	31,300	840,092
Flowserve	9,000	505,080
Graco	15,100	257,757
Harsco	10,700	237,219
IDEX	13,125	287,044
ITT	22,700	873,269
Joy Global	30,400	647,520
PACCAR	10,700	275,632
Pall	14,000	286,020
†Terex	12,400	114,700
Valmont Industries	9,800	492,058
Wabtec	9,700	255,886
		5,545,647
Media – 2.00%
Cablevision Systems Class A	14,500	187,630
†Central European Media Class A	26,300	301,398
†Clear Channel Outdoor Holdings Class A	14,600	53,582
†CTC Media	24,200	110,352
†Discovery Communications Class C	32,100	470,265
†DreamWorks Animation Class A	14,300	309,452
McGraw-Hill Companies	30,000	686,100
Omnicom Group	16,100	376,740
Shaw Communications Class B	19,600	296,940
WPP ADR	15,400	430,430
		3,222,889
Metals & Mining – 1.28%
Agnico-Eagle Mines	27,200	1,548,224
Carpenter Technology	16,700	235,804
Cliffs Natural Resources	15,200	276,032
		2,060,060
Multiline Retail – 0.48%
Family Dollar Stores	23,000	767,510
		767,510
Office Electronics – 0.14%
†Zebra Technologies	11,750	223,485
		223,485
Oil, Gas & Consumable Fuels – 5.03%
Arch Coal	22,600	302,162
†Bill Barrett	12,800	284,672
Cabot Oil & Gas	26,900	634,033
†Concho Resources	47,300	1,210,407
Consol Energy	14,300	360,932
†Forest Oil	54,800	720,620
Foundation Coal Holdings	16,600	238,210
†Mariner Energy	21,400	165,850
Massey Energy	13,100	132,572
Murphy Oil	29,700	1,329,669
†Newfield Exploration	30,200	685,540
Peabody Energy	17,500	438,200
†SandRidge Energy	13,100	86,329
Sunoco	10,100	267,448
†Ultra Petroleum	24,600	882,894
Williams Companies	33,100	376,678
		8,116,216
Personal Products – 0.83%
Avon Products	69,900	1,344,177
		1,344,177
Pharmaceuticals – 1.97%
Allergan	39,114	1,868,085
†Elan ADR	53,200	353,248
†Mead Johnson Nutrition Class A	23,600	681,332
†Warner Chilcott Class A	26,500	278,780
		3,181,445
Road & Rail – 0.65%
Landstar System	31,200	1,044,264
		1,044,264
Semiconductors & Semiconductor Equipment – 7.10%
Altera	59,100	1,037,205
Analog Devices	43,900	845,953
†Broadcom Class A	66,850	1,335,662
†Cymer	10,200	227,052
†Fairchild Semiconductor International	21,200	79,076
†Integrated Device Technology	32,900	149,695
Intersil Class A	37,100	426,650
KLA-Tencor	18,700	374,000
†Lam Research	16,700	380,259
Linear Technology	33,200	762,936
†Marvell Technology Group	82,400	754,784
Maxim Integrated Products	22,100	291,941
†MEMC Electronic Materials	22,200	366,078
Microchip Technology	39,600	839,124
National Semiconductor	28,600	293,722
†NVIDIA	84,500	833,170
†ON Semiconductor	45,100	175,890
†Silicon Laboratories	18,400	485,760
†Teradyne	92,400	404,712
†Varian Semiconductor Equipment Associates	14,400	311,904
Xilinx	56,100	1,074,876
		11,450,449
Software – 6.91%
†Activision Blizzard	47,376	495,553
†Adobe Systems	42,500	909,075
†ANSYS	22,900	574,790
†Autodesk	49,600	833,776
†BMC Software	19,400	640,200
†Check Point Software Technologies	17,800	395,338
†Citrix Systems	20,400	461,856
†Electronics Arts	33,200	603,908
FactSet Research Systems	14,050	702,360
Henry (Jack) & Associates	17,400	283,968
†Intuit	46,000	1,241,999
†McAfee	25,800	864,300
†Red Hat	85,900	1,532,455
†salesforce.com	26,600	870,618
†Symantec	26,200	391,428
†Synopsys	16,600	344,118
		11,145,742
Specialty Retail – 5.61%
Advance Auto Parts	13,100	538,148
†AnnTaylor Stores	10,400	54,080
†Bed Bath & Beyond	36,900	913,275
†Dick's Sporting Goods	28,600	408,122
Men's Wearhouse	9,950	150,643
†O'Reilly Automotive	20,000	700,200
PETsMART	20,000	419,200
Ross Stores	26,000	932,880
Sherwin-Williams	13,800	717,186
Staples	21,900	396,609
Tiffany & Co	38,200	823,592
TJX Companies	71,100	1,823,004
†Tractor Supply	8,700	313,722
†Urban Outfitters	23,500	384,695
Williams-Sonoma	47,400	477,792
		9,053,148
Textiles, Apparel & Luxury Goods – 0.35%
†Coach	33,900	566,130
		566,130
Tobacco – 0.74%
Lorillard	19,300	1,191,582
		1,191,582
Trading Company & Distributors – 0.87%
Fastenal	18,300	588,437
Grainger (W.W.)	11,700	821,106
		1,409,543
Wireless Telecommunication Services – 3.62%
†American Tower Class A	57,000	1,734,510
†Crown Castle International	40,400	824,564
†Leap Wireless International	21,500	749,705
†MetroPCS Communications	53,600	915,488
†NII Holdings	28,200	423,000
†SBA Communications Class A	50,700	1,181,310
		5,828,577
Total Common Stock (Cost $194,519,064)		160,886,537
Short-Term Investment – 0.36%
Money Market Mutual Fund – 0.36%
Dreyfus Treasury & Agency Cash Management Fund	571,305	571,305
Total Short-Term Investment (Cost $571,305)		571,305
Total Value of Securities – 100.14%
(Cost $195,090,369)		161,457,842
Liabilities Net of Receivables and Other Assets (See Notes) – (0.14%)		(218,595)
Net Assets Applicable to 21,492,411 Shares Outstanding – 100.00%		$161,239,247

†Non income producing security.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.  Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.  The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal taxes purpose has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends  have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$195,869,332
Aggregate unrealized appreciation	19,781,190
Aggregate unrealized depreciation	(54,192,680)
Net unrealized depreciation	$(34,411,490)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $160,344,643 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $67,784,083 expires in 2009, $76,089,467 expires in 2010, $15,907,305 expires in 2011, and $563,788 expires in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$161,457,842
Level 2	-
Level 3	-
Total	$161,457,842

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies.  Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)

LVIP Delaware Bond Fund

March 31, 2009
		Principal	Value
		Amount¡	(U.S. $)
Agency Collateralized Mortgage Obligations – 4.44%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		552,291	$600,571
Fannie Mae REMICs
Series 2002-83 GH 5.00% 12/25/17		6,355,000	6,722,786
Series 2003-122 AJ 4.50% 2/25/28		990,685	1,006,079
Series 2005-110 MB 5.50% 9/25/35		2,402,820	2,476,575
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44		1,230,938	1,277,867
Freddie Mac REMICs
Series 2557 WE 5.00% 1/15/18		4,000,000	4,241,256
Series 2662 MA 4.50% 10/15/31		1,866,725	1,914,776
Series 2694 QG 4.50% 1/15/29		3,885,000	4,024,514
Series 2717 MH 4.50% 12/15/18		1,875,000	1,965,833
Series 2872 GC 5.00% 11/15/29		3,005,000	3,134,433
Series 2890 PC 5.00% 7/15/30		3,780,000	3,941,141
Series 2915 KP 5.00% 11/15/29		2,920,000	3,048,293
Series 3022 MB 5.00% 12/15/28		5,770,000	6,020,749
Series 3063 PC 5.00% 2/15/29		3,900,000	4,070,145
Series 3113 QA 5.00% 11/15/25		2,860,032	2,927,186
Series 3131 MC 5.50% 4/15/33		2,580,000	2,701,950
Series 3173 PE 6.00% 4/15/35		7,180,000	7,565,495
Series 3337 PB 5.50% 7/15/30		3,000,000	3,095,515
Series 3416 GK 4.00% 7/15/22		3,303,648	3,398,470
◆Freddie Mac Structured Pass Through Securities
Series T-58 2A 6.50% 9/25/43		969,725	1,007,606
•Series T-60 1A4C 5.395% 3/25/44		2,121,067	2,243,693
GNMA Series 2003-5 B 4.486% 10/16/25		2,868,914	2,928,897
Total Agency Collateralized Mortgage Obligations (Cost $67,133,669)			70,313,830
Agency Mortgage-Backed Securities – 18.33%
Fannie Mae 6.50% 8/1/17		846,556	886,954
•Fannie Mae ARM
5.135% 11/1/35		2,652,744	2,733,636
5.398% 4/1/36		2,836,525	2,934,180
Fannie Mae Relocation 15 yr 4.00% 9/1/20		3,567,158	3,523,413
Fannie Mae Relocation 30 yr
4.00% 3/1/35		2,711,801	2,610,875
5.00% 1/1/34		971,817	989,482
5.00% 10/1/35		2,545,269	2,590,382
5.00% 2/1/36		3,975,891	4,046,890
Fannie Mae S.F. 15 yr
4.50% 6/1/23		6,968,225	7,182,904
5.50% 12/1/22		876,964	915,346
5.50% 2/1/23		3,637,803	3,797,018
6.00% 8/1/21		8,435,045	8,840,367
Fannie Mae S.F. 30 yr
4.50% 3/1/39		3,649,421	3,733,787
5.00% 12/1/36		5,451,988	5,638,121
5.00% 12/1/37		2,294,835	2,370,543
5.00% 1/1/38		3,983,856	4,115,286
5.00% 2/1/38		1,860,468	1,921,846
5.00% 11/1/38		3,979,306	4,110,585
5.50% 3/1/29		1,956,285	2,047,731
5.50% 4/1/29		3,318,311	3,473,424
5.50% 6/1/37		13,463,572	13,987,683
5.50% 12/1/37		1,129,362	1,173,326
6.00% 12/1/37		22,244,775	23,259,528
6.00% 8/1/38		93,880	98,163
6.50% 6/1/36		3,749,055	3,954,045
6.50% 9/1/36		10,288,973	10,851,551
6.50% 10/1/36		3,271,377	3,450,248
6.50% 3/1/37		2,959,007	3,120,798
6.50% 7/1/37		10,520,537	11,095,487
6.50% 8/1/37		5,693,231	6,004,203
6.50% 11/1/37		10,904,118	11,499,718
6.50% 12/1/37		11,236,374	11,850,122
7.00% 12/1/37		2,336,640	2,488,518
7.50% 4/1/32		27,231	29,354
7.50% 11/1/34		37,815	40,572
Fannie Mae S.F. 30 yr TBA
4.00% 4/1/39		18,465,000	18,567,425
4.50% 1/1/39		45,540,000	46,536,188
•Freddie Mac ARM 5.239% 4/1/34		246,957	254,140
Freddie Mac Balloon 7 yr 3.50% 10/1/10		225,178	224,381
Freddie Mac Relocation 30 yr 5.00% 9/1/33		2,163,244	2,204,953
Freddie Mac S.F. 15 yr
4.00% 2/1/14		931,919	951,383
5.00% 6/1/18		1,923,635	2,000,781
Freddie Mac S.F. 30 yr 5.50% 10/1/38		9,597,967	9,969,817
Freddie Mac S.F. 30 yr TBA 5.00% 4/1/39		34,250,000	35,320,313
GNMA I S.F. 30 yr 7.00% 12/15/34		2,745,324	2,931,533
Total Agency Mortgage-Backed Securities (Cost $282,300,732)			290,327,000
Agency Obligations – 1.33%
Fannie Mae
∞5.00% 5/11/17		13,065,000	14,521,748
^5.329% 10/9/19		7,605,000	3,975,681
Tennessee Valley Authority 4.875% 1/15/48		2,720,000	2,586,026
Total Agency Obligations (Cost $21,166,601)			21,083,455
Commercial Mortgage-Backed Securities – 4.88%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37		4,115,000	3,559,475
Series 2007-1A D 5.957% 4/15/37		780,000	624,000
•#Asset Securitization Series 1996-MD6 B1 144A 9.121% 11/13/29		100,000	113,128
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.498% 6/10/39		3,940,000	3,271,907
Series 2006-4 A4 5.634% 7/10/46		5,307,000	3,964,402
•Series 2007-3 A4 5.837% 6/10/49		3,520,000	2,385,871
Bear Stearns Commercial Mortgage Securities
@#Series 2004-ESA E 144A 5.064% 5/14/16		3,280,000	3,288,943
•Series 2005-T20 A4A 5.299% 10/12/42		600,000	480,492
•Series 2006-PW12 A4 5.902% 9/11/38		2,305,000	1,965,277
Series 2006-PW14 A4 5.201% 12/11/38		3,900,000	3,196,182
•Series 2007-PW16 A4 5.909% 6/11/40		5,830,000	4,330,449
•Series 2007-T28 A4 5.742% 9/11/42		4,730,000	3,542,340
◆Commercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34		2,037,181	2,054,020
Series 2006-C7 A2 5.69% 6/10/46		2,145,000	1,939,932
•#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18		712,000	603,755
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39		1,170,000	993,294
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35		1,685,000	1,558,625
Series 2006-1A B 5.362% 11/15/36		1,550,000	1,371,750
•DLJ Commercial Mortgage Series 1999-CG3 A3 7.73% 10/10/32		560,000	562,051
First Union National Bank Commercial Mortgage Series 2000-C2 H 6.75% 10/15/32		40,000	20,037
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35		1,605,000	1,551,438
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38		2,400,000	1,968,642
Series 2005-GG4 A4 4.761% 7/10/39		2,585,000	2,014,971
Series 2005-GG4 A4A 4.751% 7/10/39		3,870,000	2,862,723
@•#Series 2006-RR3 A1S 144A 5.761% 7/18/56		4,090,000	777,100
•Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36		1,895,000	1,620,385
Series 2005-GG5 A5 5.224% 4/10/37		3,325,000	2,457,140
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		3,230,000	3,056,114
Series 2003-C1 A2 4.985% 1/12/37		3,640,000	3,250,485
Series 2006-LDP9 A2 5.134% 5/15/47		2,570,000	1,905,497
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31		3,305,000	3,301,259
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34		749,500	187,309
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31		1,145,000	973,250
@#Series 2004-RR FX 144A 0.00% 4/28/39		335,672	7,412
Series 2007-IQ14 A4 5.692% 4/15/49		2,560,000	1,661,985
Series 2007-T27 A4 5.803% 6/11/42		2,905,000	2,190,069
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.591% 2/15/33		595,000	371,710
@•#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18		493,703	483,828
#Tower 144A
@Series 2006-1 B 5.588% 2/15/36		1,195,000	1,087,450
@Series 2006-1 C 5.707% 2/15/36		1,900,000	1,738,500
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48		4,610,000	4,044,481
Total Commercial Mortgage-Backed Securities (Cost $92,700,615)			77,337,678
Convertible Bonds – 0.28%
ION Media Networks 11.00% exercise price $100.00, expiration date 7/31/13		18,443	101
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16		3,410,000	1,849,925
•Wyeth 0.965% exercise price $60.09, expiration date 1/14/24		2,510,000	2,504,980
Total Convertible Bonds (Cost $4,204,920)			4,355,006
Corporate Bonds – 40.47%
Aerospace & Defense – 0.20%
L-3 Communications 6.125% 7/15/13		3,335,000	3,218,275
			3,218,275
Beverages – 0.70%
#Anheuser-Busch InBev Worldwide 144A
7.75% 1/15/19		1,880,000	1,877,725
8.20% 1/15/39		6,575,000	6,469,307
Diageo Capital 5.75% 10/23/17		2,653,000	2,709,010
			11,056,042
Biotechnology – 0.54%
Amgen
5.70% 2/1/19		340,000	345,970
6.375% 6/1/37		3,198,000	3,076,524
6.90% 6/1/38		4,931,000	5,078,555
			8,501,049
Capital Markets – 2.49%
@AMVESCAP 4.50% 12/15/09		1,210,000	1,156,885
Bank of New York Mellon 5.125% 8/27/13		8,733,000	8,947,046
Goldman Sachs Group
5.95% 1/18/18		3,358,000	3,053,577
6.15% 4/1/18		8,603,000	7,871,272
6.75% 10/1/37		3,045,000	2,064,458
7.50% 2/15/19		1,965,000	1,964,080
Jefferies Group 6.45% 6/8/27		2,862,000	1,636,208
Lazard Group 6.85% 6/15/17		3,176,000	2,561,050
Morgan Stanley
5.30% 3/1/13		1,538,000	1,480,159
5.375% 10/15/15		4,655,000	4,211,043
5.55% 4/27/17		610,000	543,657
6.25% 8/9/26		4,725,000	3,917,616
			39,407,051
Chemicals – 0.28%
Lubrizol 8.875% 2/1/19		4,290,000	4,419,198
			4,419,198
Commercial Banks – 2.68%
BB&T
4.90% 6/30/17		3,700,000	3,216,059
5.25% 11/1/19		3,280,000	2,887,509
BB&T Capital Trust I 5.85% 8/18/35		2,810,000	1,293,898
Branch Banking & Trust 5.625% 9/15/16		520,000	486,295
@#CoBank ACB 144A 7.875% 4/16/18		1,660,000	1,622,670
Korea Development Bank 5.30% 1/17/13		2,610,000	2,425,100
PNC Bank 6.875% 4/1/18		5,695,000	5,561,116
PNC Funding 5.625% 2/1/17		1,848,000	1,704,142
@•Popular North America 1.813% 4/6/09		2,053,000	2,052,981
Silicon Valley Bank
5.70% 6/1/12		2,150,000	2,051,330
6.05% 6/1/17		3,055,000	2,371,233
U.S. Bank North America
4.80% 4/15/15		1,870,000	1,808,503
4.95% 10/30/14		1,205,000	1,174,457
•USB Capital IX 6.189% 4/15/49		5,420,000	2,141,675
Wachovia 5.75% 6/15/17		1,530,000	1,367,531
Wells Fargo 5.625% 12/11/17		4,943,000	4,517,576
•Wells Fargo Capital XIII 7.70% 12/29/49		12,005,000	5,722,170
			42,404,245
Commercial Services & Supplies – 1.21%
Allied Waste North America
6.875% 6/1/17		560,000	510,369
7.125% 5/15/16		3,200,000	2,988,054
ARAMARK 8.50% 2/1/15		2,290,000	2,118,250
Browning-Ferris Industries 7.40% 9/15/35		5,130,000	4,512,594
International Lease Finance
5.35% 3/1/12		2,342,000	1,315,087
5.875% 5/1/13		1,506,000	808,165
6.375% 3/25/13		420,000	232,267
6.625% 11/15/13		3,488,000	1,933,657
Waste Management
7.375% 8/1/10		950,000	972,229
7.375% 3/11/19		1,615,000	1,650,063
WMX Technologies 7.10% 8/1/26		2,338,000	2,112,874
			19,153,609
Communications Equipment – 0.32%
Cisco Systems 5.90% 2/15/39		4,775,000	4,402,006
Lucent Technologies 6.45% 3/15/29		1,900,000	731,500
			5,133,506
Computers & Peripherals – 0.44%
International Business Machines 6.50% 10/15/13		6,260,000	6,931,592
			6,931,592
Consumer Finance – 0.17%
SLM 8.45% 6/15/18		5,070,000	2,741,897
			2,741,897
Diversified Consumer Services – 0.74%
#President & Fellows of Harvard College 144A
6.00% 1/15/19		3,140,000	3,384,119
6.50% 1/15/39		3,995,000	4,478,119
Princeton University 5.70% 3/1/39		3,930,000	3,871,522
			11,733,760
Diversified Financial Services – 2.40%
Bank of America
5.125% 11/15/14		903,000	772,384
5.30% 3/15/17		6,440,000	4,739,370
6.00% 10/15/36		1,400,000	928,558
6.10% 6/15/17		2,835,000	2,057,592
Citigroup 6.50% 8/19/13		6,551,000	6,025,381
General Electric Capital
5.625% 5/1/18		6,468,000	5,633,654
5.875% 1/14/38		5,871,000	4,205,456
6.875% 1/10/39		4,920,000	4,023,807
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		1,550,000	248,769
JPMorgan Chase 6.00% 1/15/18		2,070,000	2,094,414
JPMorgan Chase Capital XXV 6.80% 10/1/37		9,254,000	6,143,211
•#USB Realty 144A 6.091% 12/22/49		2,800,000	1,064,622
			37,937,218
Diversified Telecommunications Services – 3.22%
AT&T 5.80% 2/15/19		8,175,000	8,017,590
Citizens Utilities 7.125% 3/15/19		1,520,000	1,200,800
Deutsche Telekom International Finance
5.25% 7/22/13		3,178,000	3,171,336
6.75% 8/20/18		8,492,000	8,543,249
France Telecom 7.75% 3/1/11		1,601,000	1,715,423
Intelsat Jackson Holdings 11.25% 6/15/16		3,525,000	3,436,875
Telecom Italia Capital
4.00% 1/15/10		2,037,000	2,006,384
5.25% 10/1/15		3,923,000	3,312,052
6.20% 7/18/11		1,780,000	1,748,884
#Telesat Canada 144A 11.00% 11/1/15		2,060,000	1,720,100
Verizon Communications
5.50% 2/15/18		1,435,000	1,368,937
6.10% 4/15/18		920,000	912,993
6.35% 4/1/19		7,205,000	7,131,106
6.90% 4/15/38		88,000	85,372
8.95% 3/1/39		4,681,000	5,394,754
Windstream 8.125% 8/1/13		1,215,000	1,202,850
			50,968,705
Electric Utilities – 2.63%
Columbus Southern Power 6.05% 5/1/18		1,410,000	1,306,644
Commonwealth Edison
5.80% 3/15/18		1,005,000	953,800
5.90% 3/15/36		1,450,000	1,190,988
6.15% 9/15/17		2,348,000	2,234,958
Duke Energy Indiana 6.45% 4/1/39		4,690,000	4,819,589
#Electricite de France 144A 6.95% 1/26/39		1,700,000	1,690,235
Florida Power & Light 5.96% 4/1/39		4,165,000	4,232,369
Illinois Power 6.125% 11/15/17		6,168,000	5,613,936
Indiana Michigan Power 7.00% 3/15/19		1,740,000	1,702,113
Jersey Central Power & Light 7.35% 2/1/19		2,580,000	2,641,007
◆Mirant Mid Atlantic Pass Through Trust 8.625% 6/30/12		3,668,136	3,659,424
Pacificorp 5.25% 6/15/35		2,695,000	2,382,609
PECO Energy
5.00% 10/1/14		2,570,000	2,569,625
5.35% 3/1/18		1,210,000	1,175,648
PPL Electric Utilities 7.125% 11/30/13		2,913,000	3,198,445
Texas Competitive Electrical Holdings 10.25% 11/1/15		3,250,000	1,641,250
Union Electric 6.70% 2/1/19		730,000	696,563
			41,709,203
Electronic Equipment & Instruments – 0.29%
Flextronics International 6.50% 5/15/13		2,725,000	2,438,875
Tyco Electronics Group 6.55% 10/1/17		2,888,000	2,188,671
			4,627,546
Energy Equipment & Services – 0.37%
Halliburton 7.45% 9/15/39		2,465,000	2,475,186
Weatherford International
5.95% 6/15/12		1,598,000	1,530,203
6.80% 6/15/37		340,000	241,770
7.00% 3/15/38		2,185,000	1,592,502
			5,839,661
Food & Staples Retailing – 2.07%
CVS Caremark
4.875% 9/15/14		3,110,000	3,086,065
5.75% 6/1/17		2,895,000	2,827,622
6.25% 6/1/27		1,025,000	947,031
6.60% 3/15/19		4,025,000	4,064,191
Delhaize America 9.00% 4/15/31		7,187,000	7,657,576
Delhaize Group
5.875% 2/1/14		665,000	665,491
6.50% 6/15/17		1,970,000	1,907,277
Kroger
6.80% 12/15/18		2,555,000	2,671,817
7.50% 1/15/14		4,258,000	4,729,327
Wal-Mart Stores
5.25% 9/1/35		950,000	856,696
6.20% 4/15/38		3,340,000	3,387,375
6.50% 8/15/37		28,000	29,208
			32,829,676
Health Care Equipment & Supplies – 1.06%
#Bausch & Lomb 144A 9.875% 11/1/15		1,000,000	797,500
Covidien International Finance
6.00% 10/15/17		1,002,000	1,017,940
6.55% 10/15/37		6,998,000	6,913,212
Medtronic 4.50% 3/15/14		7,810,000	8,017,129
			16,745,781
Health Care Providers & Services – 2.25%
Community Health Systems 8.875% 7/15/15		1,400,000	1,330,000
HCA PIK 9.625% 11/15/16		1,525,000	1,220,000
McKesson
5.70% 3/1/17		435,000	412,305
7.50% 2/15/19		6,990,000	7,432,172
Quest Diagnostics
5.45% 11/1/15		6,603,000	6,247,838
6.40% 7/1/17		480,000	458,802
UnitedHealth Group
5.50% 11/15/12		4,063,000	4,060,140
5.80% 3/15/36		8,781,000	6,819,404
6.50% 6/15/37		639,000	532,513
WellPoint
5.00% 1/15/11		3,148,000	3,158,379
5.85% 1/15/36		3,318,000	2,690,815
5.95% 12/15/34		1,548,000	1,269,331
			35,631,699
Hotels, Restaurants & Leisure – 0.39%
Yum Brands 6.875% 11/15/37		7,405,000	6,156,473
			6,156,473
Household Durables – 0.53%
Centex 4.55% 11/1/10		2,850,000	2,607,750
Jarden 7.50% 5/1/17		2,000,000	1,620,000
Ryland Group 5.375% 5/15/12		1,850,000	1,618,750
Toll 8.25% 12/1/11		2,650,000	2,583,750
			8,430,250
Independent Power Producers & Energy Traders – 0.35%
Dynegy Holdings 7.75% 6/1/19		840,000	550,200
NRG Energy
7.375% 2/1/16		3,905,000	3,641,412
7.375% 1/15/17		1,405,000	1,310,163
			5,501,775
Industrial Conglomerates – 0.36%
Tyco International Finance 8.50% 1/15/19		5,463,000	5,648,190
			5,648,190
Insurance – 0.94%
•Hartford Financial Services Group 8.125% 6/15/38		7,840,000	2,514,053
MetLife
6.817% 8/15/18		4,484,000	3,856,042
7.717% 2/15/19		2,525,000	2,267,809
•#MetLife Capital Trust X 144A 9.25% 4/8/38		5,400,000	3,028,628
#Metropolitan Life Global Funding I 144A 5.125% 4/10/13		2,680,000	2,449,780
@πMontpelier Re Holdings 6.125% 8/15/13		931,000	715,354
‡◆#Twin Reefs Pass Through Trust 144A 1.386% 12/31/49		2,600,000	3,770
			14,835,436
IT Services – 0.09%
SunGard Data Systems 9.125% 8/15/13		1,528,000	1,337,000
			1,337,000
Machinery – 0.10%
Ingersoll-Rand Global Holding 9.50% 4/15/14		1,630,000	1,629,870
			1,629,870
Media – 2.41%
‡#Charter Communications Operating 144A 10.875% 9/15/14		1,430,000	1,394,250
Comcast
•1.46% 7/14/09		1,651,000	1,642,453
4.95% 6/15/16		2,220,000	2,017,148
5.70% 5/15/18		373,000	350,463
5.875% 2/15/18		5,345,000	5,090,599
6.30% 11/15/17		624,000	608,159
#CSC Holdings 144A
8.50% 4/15/14		731,000	723,690
8.50% 6/15/15		1,707,000	1,677,128
DirecTV Holdings/Finance 8.375% 3/15/13		1,510,000	1,534,538
Echostar DBS 7.125% 2/1/16		645,000	580,500
#Nielsen Finance 144A 11.625% 2/1/14		1,925,000	1,744,531
Time Warner Cable
6.75% 7/1/18		6,050,000	5,688,664
7.50% 4/1/14		2,115,000	2,158,651
8.25% 4/1/19		1,965,000	2,022,700
8.75% 2/14/19		4,046,000	4,303,297
#Vivendi 144A 6.625% 4/4/18		7,158,000	6,573,084
			38,109,855
Metals & Mining – 1.21%
ArcelorMittal 6.125% 6/1/18		9,923,000	7,190,264
BHP Billiton Finance USA 6.50% 4/1/19		3,000,000	3,044,967
Freeport McMoRan Copper & Gold 8.375% 4/1/17		2,375,000	2,223,758
Reliance Steel & Aluminum 6.85% 11/15/36		4,207,000	2,572,509
@#Severstal 144A 9.75% 7/29/13		4,081,000	2,673,055
Steel Dynamics 6.75% 4/1/15		2,235,000	1,525,388
			19,229,941
Multiline Retail – 0.38%
Macy's Retail Holdings 6.65% 7/15/24		3,328,000	1,794,105
Target
5.125% 1/15/13		3,260,000	3,398,536
6.50% 10/15/37		155,000	137,764
7.00% 1/15/38		725,000	681,145
			6,011,550
Oil, Gas & Consumable Fuels – 3.63%
Chesapeake Energy
7.25% 12/15/18		1,825,000	1,507,906
9.50% 2/15/15		1,600,000	1,564,000
ConocoPhillips 6.50% 2/1/39		5,200,000	5,088,898
El Paso
7.25% 6/1/18		1,650,000	1,410,750
8.25% 2/15/16		1,660,000	1,560,400
Enterprise Products Operating
5.00% 3/1/15		650,000	557,590
6.30% 9/15/17		3,760,000	3,471,191
6.50% 1/31/19		1,834,000	1,688,124
6.875% 3/1/33		4,423,000	3,655,751
Marathon Oil 7.50% 2/15/19		4,780,000	4,824,115
Massey Energy 6.875% 12/15/13		2,510,000	2,196,250
Noble Energy 8.25% 3/1/19		4,015,000	4,119,462
Petrobras International Finance 7.875% 3/15/19		1,864,000	1,940,797
#PetroHawk Energy 144A 10.50% 8/1/14		2,740,000	2,740,000
Plains All American Pipeline
6.50% 5/1/18		3,645,000	3,155,611
6.65% 1/15/37		600,000	436,003
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		2,720,000	2,571,134
TransCanada Pipelines
5.85% 3/15/36		1,838,000	1,482,887
6.20% 10/15/37		3,285,000	2,790,213
7.125% 1/15/19		2,078,000	2,172,030
7.25% 8/15/38		3,883,000	3,639,730
Valero Energy 9.375% 3/15/19		2,990,000	3,091,771
XTO Energy 6.75% 8/1/37		2,021,000	1,844,819
			57,509,432
Pharmaceuticals – 2.20%
Abbott Laboratories 5.125% 4/1/19		3,890,000	3,919,883
Novartis Capital 4.125% 2/10/14		4,860,000	4,971,843
Novartis Securities Investment 5.125% 2/10/19		3,390,000	3,448,566
Pfizer
6.20% 3/15/19		3,935,000	4,201,431
7.20% 3/15/39		3,675,000	3,953,719
Schering-Plough
6.00% 9/15/17		2,955,000	3,051,466
6.55% 9/15/37		540,000	550,880
Wyeth 5.50% 2/1/14		10,146,000	10,668,793
			34,766,581
Real Estate Investment Trusts – 0.09%
Regency Centers 5.875% 6/15/17		2,186,000	1,469,009
			1,469,009
Road & Rail – 0.01%
@Red Arrow International Leasing 8.375% 6/30/12	RUB	6,139,695	181,072
			181,072
Software – 0.27%
Oracle 6.50% 4/15/38		4,340,000	4,342,678
			4,342,678
Textiles, Apparel & Luxury Goods – 0.19%
VF
5.95% 11/1/17		1,140,000	1,084,466
6.45% 11/1/37		2,300,000	1,991,892
			3,076,358
Wireless Telecommunication Services – 3.26%
AT&T Wireless 8.125% 5/1/12		8,490,000	9,262,000
Cricket Communications 9.375% 11/1/14		2,350,000	2,250,118
Crown Castle International 9.00% 1/15/15		2,550,000	2,569,125
MetroPCS Wireless
9.25% 11/1/14		1,855,000	1,808,625
#144A 9.25% 11/1/14		1,470,000	1,425,900
Rogers Communications
6.80% 8/15/18		9,214,000	9,224,974
7.50% 8/15/38		108,000	107,414
Sprint Capital 8.375% 3/15/12		100,000	90,500
Sprint Nextel 6.00% 12/1/16		5,460,000	3,931,200
#Verizon Wireless 144A
5.55% 2/1/14		6,920,000	6,933,037
8.50% 11/15/18		2,233,000	2,555,108
Vodafone Group
5.00% 12/16/13		643,000	652,283
5.00% 9/15/15		1,350,000	1,316,505
5.375% 1/30/15		9,453,000	9,412,126
			51,538,915
Total Corporate Bonds (Cost $669,681,335)			640,764,098
Municipal Bonds – 1.48%
Massachusetts Bay Transportation Authority 5.00% 7/1/19		1,075,000	1,224,253
Mississippi Single Family Mortgage Taxable Revenue Series G Class 3 6.93% 11/1/23 (GNMA) (FNMA)		31,800	32,361
New Jersey Economic Development Authority Revenue Series A (Cigarette Tax) 5.75% 6/15/29		2,060,000	1,568,875
New York Sales Tax Asset Receivables Series B 4.66% 10/15/14 (MBIA) (FGIC)		400,000	413,656
North Texas Tollway Authority (First Tier System) Refunding Series A
5.50% 1/1/18		860,000	901,908
6.00% 1/1/19		430,000	462,977
6.00% 1/1/20		2,150,000	2,302,242
Oregon State Taxable Pension 5.892% 6/1/27		2,915,000	2,807,524
Texas Transportation Community Mobility 5.00% 4/1/19		3,385,000	3,790,184
Triborough, New York Bridge & Tunnel Authority Series A
5.00% 11/15/18		2,800,000	3,124,743
5.00% 11/15/19		2,800,000	3,062,276
University of Texas Financing Authority Refunding Series A 5.25% 8/15/18		1,075,000	1,248,602
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)		690,000	637,084
@West Virginia Tobacco Settlement Finance Authority Series A 7.467% 6/1/47		3,655,000	1,901,331
Total Municipal Bonds (Cost $25,346,828)			23,478,016
Non-Agency Asset-Backed Securities– 10.95%
•Bank of America Credit Card Trust
Series 2006-A10 A10 0.54% 2/15/12		18,315,000	18,102,429
Series 2008-A5 A5 1.76% 12/16/13		7,000,000	6,581,450
Series 2008-A7 A7 1.26% 12/15/14		2,005,000	1,793,040
#Cabela's Master Credit Card Trust Series 2008-1A A1 144A 4.31% 12/16/13		3,495,000	3,243,856
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11		4,202,820	4,209,328
Capital One Multi-Asset Execution Trust
Series 2006-A13 A13 0.54% 8/15/12		1,175,000	1,155,454
Series 2007-A7 A7 5.75% 7/15/20		3,000,000	2,633,993
Series 2008-A3 A3 5.05% 2/15/16		1,750,000	1,636,698
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		1,022,816	1,026,903
Series 2008-A A3 4.94% 4/25/14		4,230,000	4,077,014
@#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16		141,723	112,509
Chase Issuance Trust Series 2005-A7 A7 4.55% 3/15/13		3,050,000	3,067,284
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39		8,330,000	8,239,400
•Series 2007-A6 A6 1.34% 7/12/12		56,000,000	54,036,619
@Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36		4,700,000	2,465,560
CNH Equipment Trust
Series 2008-A A3 4.12% 5/15/12		1,215,000	1,223,057
Series 2008-A A4A 4.93% 8/15/14		2,020,000	2,001,866
Series 2008-B A3A 4.78% 7/16/12		2,000,000	2,016,737
@#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35		855	0
DaimlerChrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		2,765,000	2,594,209
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20		5,360,000	4,657,649
Series 2008-A4 A4 5.65% 12/15/15		5,600,000	5,311,176
@#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		5,371,000	3,910,824
Ford Credit Auto Owner Trust Series 2007-B A3A 5.15% 11/15/11		2,150,000	2,121,521
•#Golden Credit Card Trust Series 2008-3 A 144A 1.56% 7/15/17		4,700,000	4,341,860
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12		1,062,221	1,044,987
Series 2007-2 A3 5.10% 5/15/12		928,485	920,715
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12		1,038,488	1,055,507
Series 2008-A A3 4.93% 12/17/12		2,000,000	2,022,600
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12		2,405,000	2,348,456
•MBNA Credit Card Master Note Trust
Series 2005-A4 A4 0.60% 11/15/12		1,925,000	1,854,647
Series 2006-A3 A3 0.58% 8/15/12		2,000,000	1,944,253
MBNA Master Credit Card Trust Series 1999-J 7.00% 2/15/12		1,630,000	1,655,403
Mid-State Trust
@Series 11 A1 4.864% 7/15/38		709,835	501,945
@Series 2004-1 A 6.005% 8/15/37		422,304	298,958
@Series 2005-1 A 5.745% 1/15/40		428,511	240,077
@#Series 2006-1 A 144A 5.787% 10/15/40		1,543,428	1,102,142
Nissan Auto Receivables Owner Trust Series 2009-A A3 3.20% 2/15/13		2,520,000	2,515,212
Renaissance Home Equity Loan Trust
@Series 2006-1 AF3 5.608% 5/25/36		2,410,000	1,962,063
@Series 2006-2 AF3 5.797% 8/25/36		1,780,000	1,305,542
@πSeries 2007-2 AF2 5.675% 6/25/37		1,565,000	949,447
RSB Bondco Series 2007-A A2 5.72% 4/1/18		2,835,000	3,060,253
@=#Sail NIM Series 2003-10A A 144A 7.50% 10/27/33		65,901	0
Structured Asset Securities
@πSeries 2001-SB1 A2 3.375% 8/25/31		1,330,990	1,094,322
Series 2005-2XS 1A2A 4.51% 2/25/35		4,381,938	3,901,990
USAA Auto Owner Trust Series 2007-2 A3 4.90% 2/15/12		869,963	879,353
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		2,250,000	2,229,992
Total Non-Agency Asset-Backed Securities (Cost $184,701,917)			173,448,300
Non-Agency Collateralized Mortgage Obligations – 9.22%
•ARM Trust Series 2005-10 3A11 5.413% 1/25/36		3,796,921	2,836,981
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33		1,680,707	1,553,603
Series 2004-2 1A1 6.00% 3/25/34		1,741,335	1,470,339
Series 2004-10 1CB1 6.00% 11/25/34		940,857	841,479
Series 2004-11 1CB1 6.00% 12/25/34		3,191,305	2,375,527
@Series 2005-9 5A1 5.50% 10/25/20		2,246,807	1,780,594
Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36		1,622,144	1,277,946
@•Series 2006-F 1A2 5.19% 7/20/36		2,919,872	934,416
Bank of America Mortgage Securities
@•Series 2003-D 1A2 5.372% 5/25/33		6,758	4,598
•Series 2004-L 4A1 5.156% 1/25/35		1,770,550	1,492,516
Series 2005-9 2A1 4.75% 10/25/20		3,998,810	3,826,361
@•Bear Stearns Alternative A Trust Series 2006-R1 2E13 4.956% 8/25/36		875,000	418,708
•Bear Stearns ARM Trust Series 2007-3 1A1 5.473% 5/25/47		4,134,165	2,117,774
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18		2,066,655	2,060,196
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		3,284,610	2,898,669
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35		1,224,953	997,571
Series 2004-J8 1A1 7.00% 9/25/34		1,332,788	1,217,835
@Series 2005-57CB 4A3 5.50% 12/25/35		3,069,079	2,517,032
@π•Series 2005-63 3A1 5.886% 11/25/35		3,489,144	1,783,734
@Series 2005-85CB 2A2 5.50% 2/25/36		3,332,837	2,066,797
◆Countrywide Home Loan Mortgage Pass Through Trust
@•Series 2004-HYB4 M 4.571% 9/20/34		987,975	594,891
Series 2005-23 A1 5.50% 11/25/35		5,938,655	4,797,323
Series 2006-1 A2 6.00% 3/25/36		2,660,835	1,714,576
@Series 2006-1 A3 6.00% 3/25/36		395,243	215,161
@•Series 2006-HYB1 3A1 5.222% 3/20/36		2,303,795	1,129,561
@π•Series 2006-HYB3 3A1A 6.045% 5/25/36		3,234,703	1,788,309
•Series 2007-HYB2 3A1 5.39% 2/25/47		8,166,303	3,467,435
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		199,861	182,623
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33		512,246	518,287
•Series 2004-AR5 4A1 5.708% 10/25/34		1,405,035	969,880
•Series 2007-AR2 1A1 5.846% 8/25/37		808,542	467,025
•Series 2007-AR3 2A2 6.298% 11/25/37		6,691,760	3,640,802
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.173% 5/25/35		3,565,313	2,279,863
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27		451,028	450,741
•Series 1999-3 A 8.00% 8/19/29		775,162	879,243
Series 2005-RP1 1A3 8.00% 1/25/35		2,024,655	1,874,403
Series 2005-RP1 1A4 8.50% 1/25/35		1,715,762	1,620,197
Series 2006-RP1 1A3 8.00% 1/25/36		1,034,346	874,213
Series 2006-RP1 1A4 8.50% 1/25/36		738,143	597,568
GSR Mortgage Loan Trust
•Series 2005-AR6 3A1 4.559% 9/25/35		13,194,824	9,501,535
@Series 2006-1F 5A2 6.00% 2/25/36		1,183,249	584,969
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.777% 2/25/35		3,636,309	3,008,163
Series 2005-A4 1A1 5.395% 7/25/35		2,011,331	1,475,833
Series 2005-A6 1A2 5.14% 9/25/35		4,865,000	2,949,283
Series 2006-A2 3A3 5.676% 4/25/36		3,729,000	2,095,884
@Series 2007-A1 B1 4.813% 7/25/35		441,698	63,110
Lehman Mortgage Trust
@Series 2005-2 2A3 5.50% 12/25/35		1,768,903	1,386,496
@Series 2006-1 1A3 5.50% 2/25/36		1,175,687	1,002,218
MASTR Alternative Loans Trust
Series 2003-2 6A1 6.00% 3/25/33		242,904	222,105
Series 2003-6 3A1 8.00% 9/25/33		257,052	255,196
Series 2003-9 1A1 5.50% 12/25/18		1,476,456	1,435,853
•MASTR ARM Trust
Series 2003-6 1A2 5.71% 12/25/33		310,882	258,611
Series 2005-6 7A1 5.336% 6/25/35		1,246,347	737,982
Series 2006-2 4A1 4.983% 2/25/36		1,949,735	1,357,351
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34		1,722,993	1,804,298
Series 2005-2 1A4 8.00% 5/25/35		2,172,018	2,479,969
@•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		1,323,393	846,972
@•Merrill Lynch Mortgage Investors Trust Series 2005-A2 A3 4.485% 2/25/35		583,688	240,687
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32		933,997	843,516
•Residential Funding Mortgage Securities I
@Series 2006-SA2 3A2 5.861% 8/25/36		559,452	159,934
Series 2006-SA3 3A1 6.04% 9/25/36		3,137,532	1,704,710
•Structured ARM Loan Trust
Series 2004-18 5A 5.50% 12/25/34		1,529,632	1,258,532
@Series 2006-5 5A4 5.516% 6/25/36		751,135	215,543
•Structured Asset Securities
Series 2002-22H 1A 6.937% 11/25/32		264,996	246,143
@Series 2005-6 B2 5.333% 5/25/35		799,706	187,405
@◆Washington Mutual Alternative Mortgage Pass Through Certificates Series 2005-9 3CB 5.50% 10/25/20		2,551,656	1,767,022
◆Washington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18		2,844,949	2,836,059
Series 2004-CB3 4A 6.00% 10/25/19		1,862,240	1,669,616
•Series 2006-AR10 1A1 5.93% 9/25/36		3,902,628	2,208,471
•Series 2006-AR14 1A4 5.609% 11/25/36		3,103,543	1,656,041
•Series 2007-HY1 1A1 5.695% 2/25/37		6,610,337	3,462,889
•Series 2007-HY3 4A1 5.334% 3/25/37		13,435,546	7,405,199
Wells Fargo Mortgage-Backed Securities Trust
•Series 2004-T A1 4.817% 9/25/34		579,100	461,805
@Series 2005-11 1A3 5.50% 11/25/35		2,396,309	1,432,545
Series 2005-18 1A1 5.50% 1/25/36		2,861,286	2,111,094
@Series 2005-7 A2 5.25% 9/25/35		2,415,423	1,661,359
@•Series 2005-AR16 6A4 5.002% 10/25/35		4,539,982	1,823,401
@Series 2006-4 2A3 5.75% 4/25/36		1,670,986	943,063
Series 2006-7 2A1 6.00% 6/25/36		6,186,125	4,604,797
•Series 2006-AR6 7A1 5.116% 3/25/36		7,129,285	4,744,236
•Series 2006-AR10 5A1 5.593% 7/25/36		3,043,421	1,578,039
@•Series 2006-AR11 A7 5.51% 8/25/36		3,396,300	1,020,161
@•Series 2006-AR12 2A2 6.097% 9/25/36		1,466,197	428,881
•Series 2006-AR19 A1 5.625% 12/25/36		3,014,277	1,977,274
Series 2007-8 2A6 6.00% 7/25/37		1,132,066	676,114
Series 2007-13 A7 6.00% 9/25/37		3,943,088	2,659,120
Total Non-Agency Collateralized Mortgage Obligations (Cost $216,840,023)			145,984,261
«Senior Secured Loans – 1.75%
ARAMARK
Synthetic LOC 4.344% 1/26/14		286,130	250,561
Term Loan B 3.334% 1/26/14		4,503,870	3,943,995
Bausch & Lomb
Term Loan B 4.709% 4/11/15		2,985,263	2,551,460
Term Loan DD 3.604% 4/11/15		756,245	646,351
Community Health Systems
Term Loan B 3.48% 7/2/14		4,452,295	3,855,554
Term Loan DD 2.704% 8/25/14		227,136	196,693
CSC Holdings Term Loan B 2.307% 3/30/13		1,994,872	1,821,112
Dr Pepper Snapple Group Term Loan 2.479% 4/10/13		3,026,767	2,814,893
Ford Motor Term Loan B 3.556% 11/29/13		2,730,000	1,315,044
General Motors Term Loan B 8.00% 11/17/13		3,336,034	1,409,474
HCA Term Loan B1 3.709% 11/18/13		2,872,823	2,443,092
Texas Competitive Electric Holdings Term Loan B2 4.036% 10/10/14		4,571,147	3,030,533
Wrigley Term Loan B 6.50% 7/17/14		3,456,250	3,429,481
Total Senior Secured Loans (Cost $27,955,890)			27,708,243
Sovereign Debt – 1.95%
Brazil – 0.19%
Republic of Brazil 5.875% 1/15/19		3,067,000	2,997,993
			2,997,993
Colombia – 0.10%
Republic of Colombia 7.375% 3/18/19		1,533,000	1,536,833
			1,536,833
Germany – 0.91%
Bundesobligation 3.50% 4/12/13	EUR	10,241,400	14,375,207
			14,375,207
Mexico – 0.75%
Mexican Government 10.00% 11/20/36	MXN	106,906,000	8,860,695
United Mexican States 5.95% 3/19/19		3,150,000	3,087,000
			11,947,695
Total Sovereign Debt (Cost $30,427,611)			30,857,728
Supranational Banks – 1.32%
European Investment Bank
6.00% 8/14/13	AUD	2,300,000	1,673,881
6.125% 1/23/17	AUD	2,138,000	1,551,955
7.75% 10/26/10	NZD	5,089,000	3,089,085
11.25% 2/14/13	BRL	15,435,000	6,692,217
Inter-American Development Bank 5.75% 6/15/11	AUD	4,150,000	2,989,519
International Bank for Reconstruction & Development 7.50% 7/30/14	NZD	7,920,000	4,939,786
Total Supranational Banks (Cost $26,146,634)			20,936,443
U.S. Treasury Obligations – 1.18%
≠U.S. Treasury Bill 0.05% 4/2/09		9,345,000	9,344,987
U.S. Treasury Bonds 4.50% 5/15/38		2,210,000	2,580,867
U.S. Treasury Notes
1.75% 3/31/14		1,800,000	1,806,752
1.875% 2/28/14		3,000,000	3,033,759
2.75% 2/15/19		1,975,000	1,986,421
Total U.S. Treasury Obligations (Cost $18,599,304)			18,752,786
		Number of
		Shares
•Preferred Stock – 0.26%
JPMorgan Chase 7.90%		3,700,000	2,382,618
PNC Financial Services Group 8.25%		3,500,000	1,714,591
Total Preferred Stock (Cost $7,095,519)			4,097,209
Warrant – 0.00%
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09		4,350	0
Total Warrant (Cost $370,046)			0
		Principal
		Amount¡
≠Discounted Commercial Paper – 7.39%
Bank of Nova Scotia 0.304% 4/9/09		16,200,000	16,198,920
BNP Paribas Finance 0.284% 4/1/09		30,000,000	30,000,000
CME Group 0.355% 4/13/09		10,000,000	9,998,833
ConocoPhillips 0.376% 7/1/09		9,207,000	9,199,871
Rabobank USA Finance 0.152% 4/7/09		29,610,000	29,609,260
Unilever Captial 0.659% 4/14/09		10,000,000	9,997,653
Yale University 0.66% 6/10/09		12,000,000	11,978,084
Total Discounted Commercial Paper (Cost $116,982,621)			116,982,621
		Number of
		Shares
Short-Term Investment – 0.02%
Money Market Mutual Fund – 0.02%
Dreyfus Treasury & Agency Cash Management Fund		287,032	287,032
Total Short-Term Investment (Cost $287,032)			287,032
Total Value of Securities – 105.25%
(Cost $1,791,941,297)			1,666,713,706
Liabilities Net of Receivables and Other Assets (See Notes) – (5.25%)z			(83,193,018)
Net Assets Applicable to 134,447,618 Shares Outstanding – 100.00%			$1,583,520,688
¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD – Australian Dollar
BRL – Brazilian Real
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
RUB – Russian Ruble
USD – United States Dollar

≠The rate shown is the effective yield at the time of purchase.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of March 31, 2009.
‡Non-income producing security. Security is currently in default.
^Zero coupon security. The rate shown is the yield at the time of purchase.
@Illiquid security. At March 31, 2009, the aggregate amount of illiquid securities was $58,627,537, which represented 3.70% of the Fund’s net assets. See Note 5 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2009, the aggregate amount of Rule 144A securities was $105,680,223, which represented 6.67% of the Fund’s net assets. See Note 5 in "Notes."
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At March 31, 2009, the aggregate amount of restricted securities was $6,331,166 or 0.40% of the Fund's net assets. See Note 5 in “Notes.”
†Non-income producing security.
zOf this amount, $150,410,639 represents payable for securities purchased and $50,438,543 represents receivable for securities sold as of March 31, 2009.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
∞Fully or partially pledged as collateral for financial futures contracts.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
FGIC – Insured by the Financial Guaranty Insurance Company
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
GSMPS – Goldman Sachs Reperforming Mortgage Securities
LOC – Letter of Credit
MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA–Insured by the Municipal Bond Insurance Association
NIM – Net Interest Margin
PIK – Pay-in-kind
REMICs–Real Estate Mortgage Investment Conduits
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To be announced
yr – Year

The following foreign currency exchange contracts and financial futures contracts were outstanding at March 31, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)			In Exchange For	Settlement Date	(Depreciation)
AUD	(3,378,013)	USD	2,352,280	4/30/09	$9,323
BRL	(15,246,476)	USD	6,687,051	5/29/09	111,760
EUR	(4,839,934)	USD	6,540,783	4/30/09	111,148
EUR	(78,166)	USD	105,786	5/29/09	1,935
GBP	211,605	USD	(306,204)	5/29/09	(2,579)
JPY	290,472,972	USD	(2,963,556)	5/29/09	(26,144)
JPY	(92,049,644)	USD	936,416	5/29/09	5,562
MXN	(130,723,273)	USD	9,061,255	5/29/09	(65,543)
NOK	25,534,214	USD	(3,930,743)	4/30/09	(137,035)
NZD	(12,580,942)	USD	7,095,651	5/29/09	(54,850)
					$(46,423)

Financial Futures Contracts2

Contract	Notional	Notional		Unrealized
to Sell	Cost	Value	Expiration Date	Depreciation
(122)U.S. Treasury 10 yr Notes	$(14,812,345)	$(15,137,531)	6/19/09	$(325,186)

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Bond Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at the published net asset value. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,792,123,770
Aggregate unrealized appreciation	29,597,797
Aggregate unrealized depreciation	(155,007,861)
Net unrealized depreciation	$(125,410,064)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $3,282,023 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $1,704,897 expires in 2009 and $1,577,126 expires in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets

Level 2 - inputs are observable, directly or indirectly

Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

	Securities	Derivatives
Level 1	$19,039,818	$-
Level 2	1,623,915,279	(371,609)
Level 3	23,758,609	-
Total	$1,666,713,706	$(371,609)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/08	$29,126,163
Net realized loss	(1,644,812)
Net change in unrealized
appreciation/depreciation	3,333,820
Net purchases, sales, and settlements	981,918
Net transfers in and/or out of Level 3	(8,038,480)
Balance as of 3/31/09	$23,758,609

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/09	$3,338,344

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Financial Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard and Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in markets perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act”), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of March 31, 2009, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

LVIP Janus Capital Appreciation Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.32%
Aerospace & Defense – 2.49%
Lockheed Martin	33,180	$2,290,415
Northrop Grumman	39,300	1,715,052
Precision Castparts	45,210	2,708,079
		6,713,546
Air Freight & Logistics – 2.31%
Robinson (C.H.) Worldwide	28,325	1,291,903
United Parcel Service Class B	100,340	4,938,735
		6,230,638
Beverages – 6.39%
±Anheuser-Busch InBev (Belgium)	626,391	17,247,154
†±Anheuser-Busch InBev-Strip (Belgium)	437,656	1,744
		17,248,898
Biotechnology – 3.56%
†Celgene	107,770	4,784,988
†Gilead Sciences	103,930	4,814,038
		9,599,026
Capital Markets – 2.72%
Goldman Sachs Group	46,905	4,972,868
T. Rowe Price Group	82,265	2,374,168
		7,347,036
Chemicals – 3.35%
±Bayer (Germany)	47,956	2,329,269
Monsanto	19,620	1,630,422
Praxair	55,770	3,752,763
±Syngenta (Switzerland)	6,563	1,319,014
		9,031,468
Communications Equipment – 7.35%
†Cisco Systems	521,985	8,753,688
Corning	244,840	3,249,027
±Ericsson LM Class B (Sweden)	173,143	1,399,681
QUALCOMM	130,860	5,091,763
†Research in Motion (Canada)	31,045	1,337,108
		19,831,267
Computers & Peripherals – 5.68%
†Apple	80,161	8,426,525
Hewlett-Packard	66,690	2,138,081
International Business Machines	49,225	4,769,410
		15,334,016
Diversified Financial Services – 1.20%
JPMorgan Chase	121,945	3,241,298
		3,241,298
Electrical Equipment – 0.96%
†±EDP Renovaveis (Spain)	178,735	1,459,821
Emerson Electric	40,005	1,143,343
		2,603,164
Electronic Equipment & Instruments – 1.41%
Amphenol Class A	84,135	2,397,007
±Keyence (Japan)	7,425	1,404,569
		3,801,576
Food & Staples Retailing – 5.60%
Costco Wholesale	14,060	651,259
CVS Caremark	257,700	7,084,173
†±Tesco (United Kingdom)	795,488	3,799,986
Wal-Mart Stores	68,520	3,569,892
		15,105,310
Food Products – 1.50%
±Nestle (Switzerland)	87,568	2,957,909
±Unilever (United Kingdom)	58,265	1,101,585
		4,059,494
Health Care Equipment & Supplies – 2.49%
Baxter International	58,090	2,975,370
Covidien	113,045	3,757,616
		6,732,986
Health Care Providers & Services – 2.72%
UnitedHealth Group	351,025	7,346,953
		7,346,953
Hotels, Restaurants & Leisure – 2.09%
±Crown (Australia)	349,889	1,552,939
McDonald's	43,526	2,375,214
†Wynn Resorts	24,450	488,267
Yum Brands	45,025	1,237,287
		5,653,707
Household Products – 2.08%
Colgate-Palmolive	68,305	4,028,628
Kimberly-Clark	34,350	1,583,879
		5,612,507
Independent Power Producers & Energy Traders – 1.41%
†AES	241,630	1,403,870
†NRG Energy	137,040	2,411,904
		3,815,774
Industrial Conglomerates – 0.61%
±Siemens (Germany)	14,291	820,199
Tyco International (Bermuda)	41,725	816,141
		1,636,340
Insurance – 2.73%
ACE	48,060	1,941,624
†Berkshire Hathaway Class B	1,930	5,442,600
		7,384,224
Internet Software & Services – 2.76%
†eBay	179,450	2,253,892
†Google Class A	12,090	4,208,045
†Yahoo	76,265	976,955
		7,438,892
IT Services – 0.76%
Automatic Data Processing	32,338	1,137,004
Western Union	73,525	924,209
		2,061,213
Machinery – 1.84%
Danaher	67,080	3,637,078
Illinois Tool Works	43,140	1,330,869
		4,967,947
Media – 1.33%
†DIRECTV Group	36,565	833,316
Disney (Walt)	49,025	890,294
†Liberty Media Class A	93,050	1,856,348
		3,579,958
Oil, Gas & Consumable Fuels – 9.71%
Devon Energy	16,770	749,451
EOG Resources	47,830	2,619,171
Exxon Mobil	31,625	2,153,663
Hess	172,020	9,323,485
Occidental Petroleum	128,765	7,165,772
Petroleo Brasileiro ADR (Brazil)	93,925	2,861,895
XTO Energy	43,815	1,341,615
		26,215,052
Paper & Forest Products – 0.61%
Weyerhaeuser	60,185	1,659,300
		1,659,300
Pharmaceuticals – 2.82%
±Roche Holding (Switzerland)	42,384	5,816,188
Wyeth	41,470	1,784,869
		7,601,057
Road & Rail – 0.95%
Canadian National Railway (Canada)	72,095	2,555,768
		2,555,768
Semiconductors & Semiconductor Equipment – 4.61%
KLA-Tencor	199,815	3,996,299
†Marvell Technology Group (Bermuda)	360,185	3,299,295
Microchip Technology	45,050	954,610
±Taiwan Semiconductor Manufacturing (Taiwan)	1,979,475	2,978,774
Texas Instruments	73,364	1,211,240
		12,440,218
Software – 6.68%
†Amdocs (United Kingdom)	122,885	2,275,830
†Citrix Systems	56,765	1,285,160
Microsoft	164,110	3,014,701
±Nintendo (Japan)	4,460	1,304,824
Oracle	446,415	8,066,718
†Symantec	139,920	2,090,405
		18,037,638
Specialty Retail – 0.46%
Staples	68,362	1,238,036
		1,238,036
Textiles, Apparel & Luxury Goods – 0.37%
±Adidas (Germany)	30,165	1,001,117
		1,001,117
Tobacco – 0.36%
Altria Group	59,915	959,838
		959,838
Wireless Telecommunication Services – 2.41%
†Crown Castle International	318,925	6,509,259
		6,509,259
Total Common Stock (Cost $325,328,448)		254,594,521
Short-Term Investment – 5.66%
Money Market Mutual Fund – 5.66%
Dreyfus Treasury & Agency Cash Management Fund	15,286,740	15,286,740
Total Short-Term Investment (Cost $15,286,740)		15,286,740
Total Value of Securities – 99.98%
(Cost $340,615,188)		269,881,261
Receivables and Other Assets Net of Liabilities (See Notes) – 0.02%		57,762
Net Assets Applicable to 19,911,191 Shares Outstanding – 100.00%		$269,939,023

†Non income producing security.
±Security is being valued based on international fair value pricing. At March 31, 2009, the aggregate amount of international fair value priced securities was $46,494,773, which represented 17.22% of the Fund's net assets. See Note 1 in "Notes."

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at March 31, 2009:

Foreign Currency Exchange Contracts1
					Unrealized
					Appreciation
Contracts to Deliver		In Exchange For		Settlement Date	(Depreciation)
AUD	(200,000)	USD	137,478	4/23/09	$(1,317)
AUD	(200,000)	USD	139,440	5/14/09	838
AUD	(840,000)	USD	539,330	4/30/09	(43,285)
EUR	(5,400,000)	USD	6,812,991	4/23/09	(360,782)
EUR	(4,900,000)	USD	6,272,686	4/30/09	(236,745)
GBP	(180,000)	USD	257,744	5/14/09	(517)
GBP	(1,275,000)	USD	1,789,769	4/23/09	(39,453)
GBP	(545,000)	USD	756,008	4/30/09	(25,908)
JPY	(45,600,000)	USD	464,217	5/14/09	3,196
JPY	(64,000,000)	USD	653,478	4/23/09	6,640
JPY	(56,000,000)	USD	571,394	4/30/09	5,354
					$(691,979)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Janus Capital Appreciation (Fund).

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting— Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
.
Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other— Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$345,392,676
Aggregate unrealized appreciation	7,971,754
Aggregate unrealized depreciation	(83,483,169)
Net unrealized depreciation	$(75,511,415)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $178,319,360 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $10,899,003 expires in 2009, $123,927,079 expires in 2010, $29,942,002 expires in 2011, and $13,551,276 expires in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

	Securities	Derivatives
Level 1	$223,386,488	$-
Level 2	46,494,773	(691,979)
Level 3	-	-
Total	$269,881,261	$(691,979)

There were no Level 3 securities at the beginning or end of the period.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as away of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)

LVIP FI Equity-Income Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.44%
Aerospace & Defense – 2.57%
Northrop Grumman	74,320	$3,243,325
United Technologies	95,040	4,084,819
		7,328,144
Auto Components – 0.33%
WABCO Holdings	76,840	945,900
		945,900
Beverages – 1.06%
Molson Coors Brewing Class B	88,340	3,028,295
		3,028,295
Biotechnology – 2.75%
†Amgen	158,380	7,842,978
		7,842,978
Capital Markets – 2.31%
Franklin Resources	54,910	2,958,001
Goldman Sachs Group	13,980	1,482,160
Raymond James Financial	108,820	2,143,754
		6,583,915
Chemicals – 1.17%
FMC	32,570	1,405,070
Lubrizol	57,040	1,939,930
		3,345,000
Commercial Banks – 3.24%
PNC Financial Services Group	81,005	2,372,636
SunTrust Banks	76,360	896,466
Wells Fargo	417,350	5,943,065
		9,212,167
Computers & Peripherals – 1.82%
Hewlett Packard	93,760	3,005,946
†Western Digital	112,700	2,179,618
		5,185,564
Consumer Finance – 0.60%
American Express	126,170	1,719,697
		1,719,697
Containers & Packaging – 0.66%
†Owens-Illinois	129,210	1,865,792
		1,865,792
Diversified Financial Services – 4.67%
Bank of America	223,570	1,524,747
CME Group	14,980	3,690,922
†Interactive Brokers Group Class A	150,260	2,423,694
JPMorgan Chase	212,480	5,647,719
		13,287,082
Diversified Telecommunications Services – 5.91%
AT&T	333,600	8,406,720
Embarq	58,950	2,231,258
Qwest Communications International	960,160	3,283,747
Verizon Communications	96,240	2,906,448
		16,828,173
Electric Utilities – 2.23%
Edison International	102,620	2,956,482
Exelon	74,890	3,399,257
		6,355,739
Energy Equipment & Services – 1.78%
ENSCO International	62,380	1,646,831
Noble	57,100	1,375,539
†Oil States International	84,930	1,139,761
Tidewater	24,020	891,863
		5,053,994
Food & Staples Retailing – 3.46%
†BJ's Wholesale Club	62,140	1,987,859
CVS Caremark	174,800	4,805,252
Kroger	143,870	3,052,921
		9,846,032
Food Products – 1.26%
Corn Products International	103,550	2,195,260
Del Monte Foods	191,340	1,394,869
		3,590,129
Gas Utilities – 1.30%
Energen	73,180	2,131,734
UGI	66,330	1,566,051
		3,697,785
Health Care Providers & Services – 4.21%
†LifePoint Hospitals	66,690	1,391,153
†Lincare Holdings	94,020	2,049,636
McKesson	79,250	2,776,920
†WellPoint	152,340	5,784,350
		12,002,059
Household Products – 1.61%
Procter & Gamble	97,170	4,575,735
		4,575,735
Independent Power Producers & Energy Traders – 1.33%
†NRG Energy	214,440	3,774,144
		3,774,144
Industrial Conglomerates – 2.48%
General Electric	698,410	7,060,925
		7,060,925
Insurance – 7.65%
ACE	109,420	4,420,568
Allied World Assurance Holdings	53,100	2,019,393
Assurant	84,210	1,834,094
†Berkshire Hathaway Class B	1,860	5,245,200
Chubb	93,570	3,959,882
MetLife	94,910	2,161,101
PartnerRe	34,800	2,160,036
		21,800,274
IT Services – 1.36%
Accenture Class A	84,500	2,322,905
Western Union	124,170	1,560,817
		3,883,722
Leisure Equipment & Products – 0.76%
Hasbro	86,040	2,157,023
		2,157,023
Machinery – 1.74%
†AGCO	90,290	1,769,684
Cummins	124,710	3,173,870
		4,943,554
Media – 3.08%
†DISH Network Class A	189,450	2,104,790
McGraw-Hill Companies	113,760	2,601,691
Time Warner	159,127	3,071,144
Time Warner Cable	39,942	990,571
		8,768,196
Metals & Mining – 1.08%
Nucor	80,440	3,070,395
		3,070,395
Multi-Utilities – 1.51%
MDU Resources Group	117,850	1,902,099
Public Service Enterprise Group	81,810	2,410,941
		4,313,040
Oil, Gas & Consumable Fuels – 16.38%
Chevron	126,230	8,487,705
ConocoPhillips	192,760	7,548,482
Exxon Mobil	365,230	24,872,162
Occidental Petroleum	67,520	3,757,488
Valero Energy	110,780	1,982,962
		46,648,799
Personal Products – 0.48%
Avon Products	70,510	1,355,907
		1,355,907
Pharmaceuticals – 7.40%
Johnson & Johnson	120,030	6,313,578
Pfizer	839,280	11,430,993
Wyeth	77,240	3,324,410
		21,068,981
Road & Rail – 1.48%
Norfolk Southern	124,820	4,212,675
		4,212,675
Semiconductors & Semiconductor Equipment – 0.52%
†MEMC Electronic Materials	89,000	1,467,610
		1,467,610
Specialty Retail – 3.04%
Abercrombie & Fitch Class A	57,000	1,356,600
Home Depot	216,530	5,101,447
Sherwin-Williams	42,370	2,201,969
		8,660,016
Textiles, Apparel & Luxury Goods – 1.74%
†Coach	123,170	2,056,939
Polo Ralph Lauren	68,860	2,909,335
		4,966,274
Thrift & Mortgage Finance – 0.60%
Hudson City Bancorp	146,250	1,709,663
		1,709,663
Tobacco – 1.96%
Altria Group	181,460	2,906,989
Lorillard	43,420	2,680,751
		5,587,740
Wireless Telecommunication Services – 1.91%
†NII Holdings	204,680	3,070,200
Sprint Nextel	665,560	2,376,049
		5,446,249
Total Common Stock (Cost $320,512,197)		283,189,367
Short-Term Investment – 0.43%
Money Market Mutual Fund – 0.43%
Dreyfus Treasury & Agency Cash Management Fund	1,228,925	1,228,925
Total Short-Term Investment (Cost $1,228,925)		1,228,925

Total Value of Securities – 99.87%
(Cost $321,741,122)		284,418,292
Receivables and Other Assets Net of Liabilities (See Notes) – 0.13%		373,719
Net Assets Applicable to 36,043,893 Shares Outstanding – 100.00%		$284,792,011

†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP FI Equity-Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$358,648,553
Aggregate unrealized appreciation	13,450,148
Aggregate unrealized depreciation	(87,680,409)
Net unrealized depreciation	$(74,230,261)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $69,036,133 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$284,418,292
Level 2	-
Level 3	-
Total	$284,418,292

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests in Real Estate Investment Trust (REITs) and is subject to some of the risks associated with that industry.  If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)

LVIP UBS Global Asset Allocation Fund

March 31, 2009
		Number of	Value
		Shares	(U.S. $)
Common Stock – 68.53%
Aerospace & Defense – 0.45%
±Cobham (United Kingdom)		131,782	$324,093
General Dynamics		3,800	158,042
United Technologies		7,300	313,754
			795,889
Air Freight & Logistics – 0.88%
Expeditors International Washington		2,800	79,212
FedEx		27,900	1,241,271
±†TNT (Netherlands)		13,571	232,603
			1,553,086
Airlines – 0.36%
±Qantas Airways (Australia)		308,535	372,748
†Ryanair Holdings ADR		11,300	261,143
			633,891
Auto Components – 0.82%
Borg Warner		37,800	767,340
Johnson Controls		56,700	680,400
			1,447,740
Automobiles – 0.74%
±Daimler (Germany)		17,220	441,351
±Honda Motor (Japan)		36,400	866,618
			1,307,969
Beverages – 1.51%
±Anheuser-Busch Inbev (Belgium)		23,067	635,131
†Constellation Brands Class A		14,300	142,800
PepsiCo		36,500	1,879,020
			2,656,951
Biotechnology – 1.24%
†Amgen		20,200	1,000,304
†Genzyme		19,800	1,175,922
			2,176,226
Capital Markets – 2.32%
Bank of New York Mellon		43,200	1,220,400
BlackRock		1,900	247,076
±Credit Suisse Group (Switzerland)		17,779	541,239
Morgan Stanley		53,100	1,209,087
±Nomura Holdings (Japan)		112,100	568,742
Schwab (Charles)		18,900	292,950
			4,079,494
Chemicals – 2.32%
Air Products & Chemicals		3,800	213,750
±Akzo Nobel (Netherlands)		13,747	520,597
±Bayer (Germany)		10,800	524,566
Celanese Series A		29,800	398,426
Ecolab		4,000	138,920
±Kuraray (Japan)		40,500	347,768
Monsanto		4,000	332,400
±Orica (Australia)		45,342	467,642
Praxair		5,400	363,366
±Shin-Etsu Chemical (Japan)		15,700	771,424
			4,078,859
Commercial Banks – 3.22%
±Alpha Bank (Greece)		25,030	166,114
±Banco Bilbao Vizcaya Argentaria (Spain)		39,693	322,166
±Bank of East Asia (Hong Kong)		144,980	280,145
±Bank of Yokohama (Japan)		82,000	351,612
±Barclays (United Kingdom)		228,841	486,102
±BNP Paribas (France)		26,493	1,092,969
City National		10,700	361,339
±DBS Group Holdings (Singapore)		49,000	273,172
±Intesa Sanpaolo (Italy)		93,672	257,633
±Sumitomo Mitsui Financial Group (Japan)		18,200	640,912
±Sumitomo Trust & Banking (Japan)		100,000	387,218
Toronto-Dominion Bank (Canada)		16,700	575,766
Wells Fargo		33,100	471,344
			5,666,492
Commercial Services & Supplies – 0.31%
±Adecco (Switzerland)		17,695	552,876
			552,876
Communications Equipment – 1.07%
†Cisco Systems		31,900	534,963
±Nokia (Finland)		50,763	593,672
QUALCOMM		19,200	747,072
			1,875,707
Computers & Peripherals – 1.74%
†Apple		24,600	2,585,952
Seagate Technology		80,900	486,209
			3,072,161
Construction Materials – 0.41%
±CRH (Ireland)		33,196	715,258
			715,258
Consumer Finance – 0.43%
Discover Financial Services		76,650	483,661
±Societe Generale (France)		6,810	266,376
			750,037
Diversified Financial Services – 0.80%
CME Group		1,400	344,946
±ING Groep CVA		104,866	574,584
†IntercontinentalExchange		4,300	320,221
±Jardine Matheson Holdings (Hong Kong)		8,800	160,014
			1,399,765
Diversified Telecommunications Services – 1.53%
AT&T		52,900	1,333,080
±Telekom Austria (Austria)		54,742	828,700
±†Telenor (Norway)		92,800	530,439
			2,692,219
Electric Utilities – 1.73%
American Electric Power		25,600	646,656
±E.ON (Germany)		23,274	649,781
Exelon		33,100	1,502,409
Pepco Holdings		20,000	249,600
			3,048,446
Energy Equipment & Services – 1.40%
Baker Hughes		33,300	950,715
Halliburton		67,300	1,041,131
Schlumberger		3,400	138,108
±Technip (France)		7,799	274,916
†Weatherford International		6,100	67,527
			2,472,397
Food & Staples Retailing – 0.78%
±Metro (Germany)		8,358	304,111
±Olam International (Singapore)		539,000	519,212
Sysco		24,200	551,759
			1,375,082
Food Products – 0.15%
Campbell Soup		3,700	101,232
Kellogg		4,600	168,498
			269,730
Health Care Equipment & Supplies – 2.64%
Alcon (Switzerland)		2,400	218,184
Baxter International		5,200	266,344
Covidien		40,200	1,336,248
Medtronic		34,900	1,028,503
±Nobel Biocare Holding (Switerland)		17,354	296,158
Stryker		9,000	306,360
±Synthes (Switzerland)		4,356	485,171
†Zimmer Holdings		19,400	708,100
			4,645,068
Health Care Providers & Services – 1.24%
†DaVita		5,900	259,305
†Express Scripts		5,600	258,552
†Laboratory Corp. of America Holdings		5,200	304,148
†Medco Health Solutions		33,000	1,364,220
			2,186,225
Hotels, Restaurants & Leisure – 1.34%
Carnival		41,800	902,880
International Game Technology		21,400	197,308
McDonald's		4,200	229,194
†Starbucks		101,100	1,028,786
			2,358,168
Household Durables – 0.32%
Fortune Brands		23,100	567,105
			567,105
Household Products – 0.41%
Colgate-Palmolive		4,000	235,920
±Kao (Japan)		25,000	487,859
			723,779
Independent Power Producers & Energy Traders – 0.05%
†Dynegy Class A		68,200	96,162
			96,162
Industrial Conglomerates – 1.21%
General Electric		141,500	1,430,565
±Siemens (Germany)		12,076	693,075
			2,123,640
Insurance – 2.17%
ACE		25,200	1,018,080
AFLAC		15,100	292,336
Manulife Financial (Canada)		17,000	191,504
MetLife		15,300	348,381
±†Mitsui Sumitomo Insurance (Japan)		20,900	492,458
±Muenchener Rueckversicherungs (Germany)		4,682	571,329
Principal Financial Group		38,000	310,840
±Prudential (United Kingdom)		85,709	415,746
±†Resolution		126,312	183,019
			3,823,693
Internet & Catalog Retail – 0.28%
†Amazon.com		6,600	484,704
			484,704
Internet Software & Services – 0.43%
†Google Class A		2,200	765,732
			765,732
IT Services – 0.75%
MasterCard Class A		3,800	636,424
Visa Class A		12,200	678,320
			1,314,744
Life Sciences Tools & Services – 0.64%
†Millipore		11,600	665,956
Pharmaceutical Product Development		14,000	332,080
†Waters		3,500	129,325
			1,127,361
Machinery – 2.29%
Illinois Tool Works		47,900	1,477,715
±MAN (Germany)		6,274	272,242
PACCAR		44,050	1,134,728
Pall		27,700	565,911
±THK (Japan)		42,700	578,985
			4,029,581
Media – 2.85%
±British Sky Broadcasting (United Kingdom)		135,082	837,785
Comcast Class A		133,500	1,820,939
†Interpublic Group		132,800	547,136
News Class A		35,100	123,794
Omnicom Group		30,100	704,340
±Reed Elsevier (Netherlands)		40,115	429,248
†Viacom Class B		27,300	547,470
			5,010,712
Metals & Mining – 0.93%
Alcoa		57,100	419,114
±ArcelorMittal (Netherlands)		7,920	161,591
±BHP Billiton (Australia)		12,711	280,888
±Rio Tinto (United Kingdom)		23,235	780,383
			1,641,976
Multiline Retail – 0.81%
Macy's		72,500	645,250
Penney (J.C.)		38,900	780,723
			1,425,973
Multi-Utilities & Unregulated Power – 0.94%
±GDF Suez (France)		14,146	485,113
Sempra Energy		25,200	1,165,248
			1,650,361
Office Electronics – 0.47%
±Canon (Japan)		28,300	825,080
			825,080
Oil, Gas & Consumable Fuels – 7.04%
Anadarko Petroleum		31,500	1,225,035
±BP (United Kingdom)		80,448	539,627
Chevron		21,700	1,459,108
EnCana		17,800	728,634
EOG Resources		8,400	459,984
Exxon Mobil		5,300	360,930
Hess		20,300	1,100,260
Marathon Oil		35,300	928,037
Peabody Energy		40,400	1,011,616
†Southwestern Energy		5,400	160,326
±Total (France)		29,573	1,462,312
TransCanada (Canada)		29,400	695,730
±Tullow Oil (United Kingdom)		38,462	441,592
†Ultra Petroleum		32,700	1,173,603
Williams Companies		35,300	401,714
XTO Energy		7,925	242,664
			12,391,172
Pharmaceuticals – 4.14%
Abbott Laboratories		3,100	147,870
Allergan		50,500	2,411,880
†Elan ADR		22,500	149,400
Johnson & Johnson		31,300	1,646,380
±Novartis (Switzerland)		7,974	301,632
Pfizer		91,000	1,239,420
±Roche Holding		10,148	1,392,570
			7,289,152
Real Estate Investment Trusts – 0.15%
±British Land (United Kingdom)		52,405	270,544
			270,544
Real Estate Management & Development – 0.72%
±CapitaLand (Singapore)		288,000	441,614
±Mitsui Fudosan (Japan)		24,000	263,303
±New World Development (Hong Kong)		558,000	557,023
			1,261,940
Road & Rail – 1.43%
Burlington Northern Santa Fe		16,600	998,490
Canadian National Railway (Canada)		16,400	588,061
Ryder System		20,700	586,017
Union Pacific		8,200	337,102
			2,509,670
Semiconductors & Semiconductor Equipment – 3.70%
Analog Devices		3,700	46,248
±†ASML Holding (Netherlands)		37,471	659,763
†Broadcom Class A		61,500	1,228,770
Intel		183,200	2,757,160
Intersil Class A		32,600	374,900
KLA-Tencor		22,400	448,000
†Marvell Technology Group (Bermuda)		74,500	682,420
National Semiconductor		30,300	311,181
			6,508,442
Software – 3.08%
†Adobe Systems		10,500	224,595
†Intuit		41,800	1,128,600
Microsoft		96,300	1,769,031
±Nintendo (Japan)		1,800	526,610
†Oracle		13,700	247,559
±Sage Group (United Kingdom)		174,091	421,330
†salesforce.com		2,200	72,006
†VMware Class A		43,600	1,029,832
			5,419,563
Specialty Retail – 0.90%
Abercrombie & Fitch Class A		2,900	69,020
±Esprit Holdings (Hong Kong)		53,200	271,451
Home Depot		5,700	134,292
±Inditex (Spain)		11,178	435,579
±Kingfisher (United Kingdom)		211,536	453,654
Sherwin-Williams Companies		4,100	213,077
			1,577,073
Textiles, Apparel & Luxury Goods – 0.23%
†Coach		24,300	405,810
			405,810
Tobacco – 0.88%
±Imperial Tobacco Group (United Kingdom)		26,430	593,851
±Japan Tobacco (Japan)		357	954,423
			1,548,274
Trading Company & Distributors – 0.70%
±Mitsubishi (Japan)		68,400	906,852
±†Wolseley (United Kingdom)		101,080	332,554
			1,239,406
Wireless Telecommunication Services – 1.58%
†American Tower Class A		5,500	167,365
±NTT DoCoMo (Japan)		338	460,550
†Sprint Nextel		196,824	702,662
†USA Mobility		4	37
±Vodafone Group (United Kingdom)		831,345	1,447,389
			2,778,003
Total Common Stock (Cost $165,996,003)			120,619,388

Preferred Stock – 0.27%
±Henkel KGAA (Germany) 6.92%		17,445	472,105
US Airways Series A		8	0
Total Preferred Stock (Cost $834,061)			472,105

¤Affiliated Investment Companies – 9.13%
UBS Emerging Markets Equity Relationship Fund		408,864	7,553,633
UBS High Yield Relationship Fund		523,624	8,525,856
Total Affiliated Investment Companies (Cost $17,260,545)			16,079,489
		Principal
		Amount¡
Agency Collateralized Mortgage Obligations – 0.18%
Fannie Mae Grantor Trust
Series 2001-T7 A1 7.50% 2/25/41		102	108
Series 2002-T19 A1 6.50% 7/25/42		306,842	323,910
Total Agency Collateralized Mortgage Obligations (Cost $306,946)			324,018
Agency Mortgage-Backed Securities – 6.70%
Fannie Mae
6.00% 12/1/36		970,607	1,009,934
7.00% 1/1/34		53,403	56,838
Fannie Mae S.F. 15 yr
5.50% 11/1/16		264,536	277,906
5.50% 3/1/20		472,425	496,006
5.50% 9/1/21		314,713	329,046
Fannie Mae S.F. 20 yr
5.50% 12/1/23		302,183	315,659
5.50% 4/1/24		489,862	511,353
Fannie Mae S.F. 30 yr
5.50% 4/1/37		1,354,178	1,406,894
6.00% 1/1/33		631,848	671,049
6.00% 4/1/38		462,254	483,340
6.00% 6/1/38		450,489	471,039
6.00% 9/1/38		639,289	668,452
Fannie Mae S.F. 30 yr TBA 4.50% 4/1/29		450,000	459,844
Freddie Mac S.F. 15 yr
5.50% 12/1/18		193,649	203,316
5.50% 5/1/20		525,767	549,219
Freddie Mac S.F. 20 yr 5.50% 5/1/23		606,845	634,051
Freddie Mac S.F. 30yr
5.50% 3/1/37		1,093,682	1,136,053
5.50% 4/1/38		680,052	706,505
5.50% 6/1/38		427,879	444,523
5.50% 7/1/38		483,869	502,615
5.50% 9/1/38		439,279	456,298
Total Agency Mortgage-Backed Securities (Cost $11,311,653)			11,789,940
Agency Obligations – 1.81%
Fannie Mae
2.75% 3/13/14		1,175,000	1,190,396
2.875% 12/11/13		810,000	828,914
3.50% 4/28/11		460,000	460,657
3.625% 8/15/11		105,000	110,174
5.625% 7/15/37		320,000	358,570
Freddie Mac
2.125% 3/23/12		170,000	171,412
5.75% 9/15/10	EUR	45,000
Total Agency Obligations (Cost $3,110,898)			3,182,802
Commercial Mortgage-Backed Securities – 0.80%
Citigroup Commercial Mortgage Trust Series 2006-C5 A4 5.431% 10/15/49		375,000	259,559
•#Goldman Sachs Mortgage Securities II 144A
Series 2006-CC1 A 5.508% 3/21/46		705,415	141,083
@Series 2006-RR2 A1 5.820% 6/23/46		720,296	158,465
JPMorgan Chase Commercial Mortgage Securities
Series 2006-LDP8 A3B 5.447% 5/15/45		650,000	510,446
Series 2006-LDP8 A4 5.399% 5/15/45		475,000	339,696
Total Commercial Mortgage-Backed Securities (Cost $2,870,648)			1,409,249

Corporate Bonds – 1.56%
Capital Markets – 0.31%
‡Lehman Brothers 6.75% 12/28/17		225,000	23
Morgan Stanley
1.95% 6/20/12		165,000	164,882
6.625% 4/1/18		150,000	143,263
Morgan Stanley Dean Witter 6.75% 4/15/11		240,000	240,296
			548,464
Commercial Banks – 0.27%
Bank of Scotland (United Kingdom) 9.375% 5/15/21	GBP	30,000	39,175
Bank One 7.875% 8/1/10		90,000	92,453
Compagnie de Financement Foncier (France) 4.00% 7/21/11	EUR	40,000	54,274
Intesa Sanpaolo (Italy) 6.375% 4/6/10	EUR	40,000	53,915
Rabobank (Netherlands) 4.125% 4/4/12	EUR	40,000	54,019
Wells Fargo Bank 5.95% 8/26/36		250,000	184,855
			478,691
Consumer Finance – 0.19%
International Lease Finance 3.50% 4/1/09		325,000	324,892
			324,892
Diversified Financial Services – 0.09%
Citigroup 5.50% 11/18/15	GBP	25,000	27,417
GE Capital European Funding (Ireland) 4.625% 8/23/10	EUR	45,000	59,428
JPMorgan Chase Capital XXV 6.80% 10/1/37		105,000	69,704
			156,549
Diversified Telecommunications Services – 0.07%
AT&T 6.50% 9/1/37		90,000	81,465
Bellsouth 6.875% 10/15/31		45,000	42,923
			124,388
Electric Utilities – 0.15%
E. ON International Finance (Netherlands)
5.125% 10/2/12	EUR	40,000	56,310
#144A 5.80% 4/30/18		205,000	201,997
			258,307
Independent Power Producers & Energy Traders – 0.09%
PSEG Power 6.95% 6/1/12		160,000	163,825
			163,825
Insurance – 0.06%
Metlife 5.00% 11/24/13		100,000	94,606
			94,606
Media – 0.07%
Time Warner 6.875% 5/1/12		120,000	122,220
			122,220
Multi-Utilities & Unregulated Power – 0.10%
Dominion Resources 5.95% 6/15/35		110,000	93,371
MidAmerican Energy Holdings 5.95% 5/15/37		100,000	86,666
			180,037
Oil, Gas & Consumable Fuels – 0.08%
Valero Energy 6.625% 6/15/37		200,000	141,736
			141,736
Pharmaceuticals – 0.08%
Allergan 5.75% 4/1/16		150,000	146,827
			146,827
Thrift & Mortgage Finance – 0.00%
‡Washington Mutual 5.50% 1/15/13		365,000	256
			256
Total Corporate Bonds (Cost $3,631,152)			2,740,798
Non-Agency Collateralized Mortgage Obligations – 0.04%
•#Paragon Mortgages Series 7A B1A 144A 1.988% 5/15/43		170,000	79,176
Total Non-Agency Collateralized Mortgage Obligations (Cost $170,000)			79,176

Sovereign Debt – 0.75%
France – 0.14%
Government of France 3.75% 4/25/21	EUR	185,000	243,713
			243,713
Germany – 0.29%
Deutschland Republic
4.00% 1/4/37	EUR	125,000	168,127
4.25% 7/4/17	EUR	60,000	87,817
4.50% 1/4/13	EUR	175,000	253,388
			509,332
Italy – 0.09%
Italy Buoni Poliennali Del Tesoro
4.00% 2/1/37	EUR	85,000	93,956
4.25% 8/1/13	EUR	50,000	69,557
			163,513
Spain – 0.11%
Spain Government
2.75% 4/30/12	EUR	120,000	161,537
5.75% 7/30/32	EUR	26,000	40,078
			201,615
United Kingdom – 0.12%
U.K. Treasury
4.75% 12/7/38	GBP	20,000	31,506
5.00% 3/7/12	GBP	70,000	108,936
8.00% 6/7/21	GBP	30,000	62,923
			203,365
Total Sovereign Debt (Cost $1,360,270)			1,321,538
Supranational Banks – 0.12%
European Investment Bank
4.75% 6/6/12	GBP	85,000	129,230
5.375% 10/15/12	EUR	55,000	80,160
Total Supranational Banks (Cost $241,030)			209,390
U.S. Treasury Obligations – 4.88%
U.S. Treasury Bonds
1.375% 7/15/18		646,239	642,402
4.50% 5/15/38		1,140,000	1,331,307
U.S. Treasury Notes
0.875% 2/28/11		3,055,000	3,061,791
1.75% 1/31/14		1,545,000	1,555,990
2.75% 2/15/19		1,150,000	1,508,675
4.875% 4/30/11		445,000	482,373
Total U.S. Treasury Obligations (Cost $8,044,897)			8,582,538

		Number of
Warrants – 0.00%		Shares
†#Mediq 144A, exercise price $0.01, expiration date 6/1/09		40	0
†#Solutia144A, exercise price $7.59, expiration date 7/15/09		20	0
†US Airways, exercise price $10.00, expiration date 1/1/10		8	0
Total Warrants (Cost $1,901)			0
Total Value of Securities – 94.77%
(Cost $215,140,004)			166,810,431
Receivables and Other Assets Net of Liabilities (See Notes) – 5.23%∆			9,202,023
Net Assets Applicable to 22,439,385 Shares Outstanding – 100.00%			$176,012,454

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
   AUD – Australian Dollar
   CHF – Swiss Franc
   EUR – European Monetary Unit
   GBP – British Pound Sterling
   JPY – Japanese Yen
   SEK – Swedish Krona
   USD – United States Dollar

±Security is being valued based on international fair value pricing. At March 31, 2009, the aggregate amount of international fair valued securities was $38,724,962, which represented 22.00% the Fund’s net assets. See Note 1 in "Notes."
†Non income producing security.
•Variable rate security. The rate shown is the rate as of March 31, 2009.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2009 the aggregate amount of Rule 144A securities was $580,721, which represented 0.33% of the Fund's net assets. See Note 6 in "Notes."
@Illiquid security. At March 31, 2009, the aggregate amount of illiquid securities was $158,465, which represented 0.09% of the Fund's net assets. See Note 6 in "Notes."
‡Non income producing security.  Security is currently in default.
∆Includes $4,243,489 cash pledged as collateral for futures contracts.

¤Considered an affiliated company. See Note 2 in "Notes." Investments in companies considered to be affiliates of the Fund were as follows:

	Balance at	Gross	Gross	Realized Losses	Value
Company	Beginning of Period	Additions	Reductions	During the Period	3/31/09
UBS Emerging Markets
Equity Relationship Fund	$8,708,552	$-	$627,858	$(127,858)	$7,553,633
UBS High Yield
Relationship Fund	9,212,125	-		(1,175,293)	8,525,856
	$17,920,677				$16,079,489

Summary of Abbreviations:
ADR – American Depositary Receipts
CDO – Collateralized Debt Obligation
CVA – Dutch Certificate
S.F. – Single Family
yr – Year

The following foreign currency exchange contracts and financial futures contracts were outstanding at March 31, 2009:

Foreign Currency Exchange Contracts[1]					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	2,060,000	USD	(1,281,114)	6/2/09	$144,894
CHF	(400,000)	USD	346,861	4/1/09	(4,486)
CHF	(1,590,000)	USD	1,344,294	6/2/09	(54,227)
EUR	205,000	USD	(269,370)	4/1/09	2,982
EUR	(4,909,029)	USD	6,224,352	6/2/09	(297,871)
GBP	(665,000)	USD	987,658	6/2/09	33,460
JPY	485,900,000	USD	(5,167,500)	6/2/09	(253,455)
SEK	68,439,719	USD	(8,394,422)	6/2/09	(67,138)
					$(495,841)

Financial Futures Contracts2
				Unrealized
	Notional	Notional		Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
15Amsterdam Index	$ 816,260	$860,502	4/17/09	$44,242
(13)DAX Index Futures	(1,776,893)	(1,771,156)	6/20/09	5,737
191Dow Jones Euro Stoxx 50	4,855,523	5,057,298	6/22/09	201,775
(5)HANK SENG Index	(445,052)	(437,265)	4/29/09	7,787
78New Financial Times Stock
Exchange 100 Index	4,150,991	4,347,268	6/20/09	196,277
32NIKKEI 225 Index	2,269,786	2,625,309	6/12/09	355,523
67S&P 500	1,696,362	1,844,718	6/20/09	148,356
(21)S&P/Toronto Stock
Exchange 60 Index	(1,675,766)	(1,752,568)	6/19/09	(76,802)
(7)SPI 200 Index	(388,964)	(433,870)	6/18/09	(44,906)
(165)U.S. Treasury 5 yr Notes	(19,283,088)	(19,596,328)	6/30/09	(313,240)
				$1,822,639

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 4 in “Notes.”
2 See Note 5 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP UBS Global Asset Allocation Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities are valued by an independent pricing service. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.  The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets.  Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series.  Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.  Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Transactions with Affiliates
The Fund may invest in UBS High Yield Relationship Fund and UBS Emerging Markets Equity Relationship Fund (collectively, the UBS Relationship Funds), open-end management investment companies managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds are offered as investment options only to mutual funds and certain other accounts managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds pay no investment management fees to UBS Global Asset Management (Americas) Inc. or the applicable sub-advisors.

3. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$218,440,034
Aggregate unrealized appreciation	$5,446,184
Aggregate unrealized depreciation	(57,075,787)
Net unrealized depreciation	$(51,629,603)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $17,653,190 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

	Securities	Derivatives
Level 1	$107,028,558	$-
Level 2	59,640,790	1,326,798
Level 3	141,083	-
Total	$166,810,431	$1,326,798

As a result of utilizing international fair value pricing at March 31, 2009, 22% of the portfolio was categorized as Level 2 in the FAS 157 hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/08	$1,149,052
Net realized gain (loss)	(507,907)
Net change in unrealized appreciation/depreciation	806,955
Net purchases, sales and settlements	(105,576)
Net transfers in and/or out of Level 3	(1,201,441)
Balance as of 3/31/09	$141,083

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/09	$(70,334)

4. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

5. Financial Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates or with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. A futures contract is an agreement to buy or sell an underlying instrument at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

6. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in the REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2009.  The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and Illiquid securities have been identified on the schedule of investments.

7. Proposed Fund Merger
On December 9, 2008, the Fund’s Board approved a proposal to merge the Fund into the LVIP Delaware Foundation Aggressive Allocation Fund, a shell fund becoming effective on May 1, 2009.

The Fund will continue to accept purchases from shareholders (including reinvested dividends or capital gains) until the last business day before the proposed merger. A meeting of shareholders for the Fund is scheduled to be held on May 28, 2009 to vote on the merger. If approved by shareholders, the merger is expected to take place on June 12, 2009.

Schedule of Investments (Unaudited)

LVIP Delaware Growth and Income Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.80%
Aerospace & Defense – 4.30%
Boeing	159,300	$5,667,894
Goodrich	227,800	8,631,342
Honeywell International	178,100	4,961,866
Rockwell Collins	202,100	6,596,544
United Technologies	283,600	12,189,128
		38,046,774
Beverages – 1.98%
PepsiCo	340,100	17,508,348
		17,508,348
Biotechnology – 3.90%
†Amgen	261,300	12,939,576
†Celgene	98,200	4,360,080
†Gilead Sciences	276,000	12,784,320
†Vertex Pharmaceuticals	152,400	4,378,452
		34,462,428
Chemicals – 3.24%
Cytec Industries	217,100	3,260,842
duPont (E.I.) deNemours	374,200	8,355,886
Lubrizol	215,400	7,325,754
Monsanto	116,600	9,689,460
		28,631,942
Commercial Banks – 2.05%
PNC Financial Services Group	120,700	3,535,303
U.S. Bancorp	449,700	6,570,117
Wells Fargo	565,800	8,056,992
		18,162,412
Commercial Services & Supplies – 0.42%
Republic Services	215,600	3,697,540
		3,697,540
Communications Equipment – 3.43%
†Cisco Systems	1,002,700	16,815,279
QUALCOMM	347,800	13,532,898
		30,348,177
Computers & Peripherals – 5.97%
†Apple	171,100	17,986,032
†EMC	995,300	11,346,420
Hewlett Packard	424,300	13,603,058
International Business Machines	101,300	9,814,957
		52,750,467
Construction & Engineering – 0.67%
Fluor	170,700	5,897,685
		5,897,685
Consumer Finance – 0.33%
Capital One Financial	236,400	2,893,536
		2,893,536
Containers & Packaging – 0.66%
†Owens-Illinois	403,900	5,832,316
		5,832,316
Diversified Consumer Services – 0.42%
DeVry	76,700	3,695,406
		3,695,406
Diversified Financial Services – 1.97%
JPMorgan Chase	513,500	13,648,830
†Nasdaq OMX Group	192,800	3,775,024
		17,423,854
Diversified Telecommunications Services – 2.77%
AT&T	278,400	7,015,680
Verizon Communications	579,700	17,506,940
		24,522,620
Electric Utilities – 2.49%
Exelon	178,400	8,097,576
FirstEnergy	139,200	5,373,120
PPL	298,600	8,572,806
		22,043,502
Electrical Equipment – 0.67%
Roper Industries	139,600	5,926,020
		5,926,020
Energy Equipment & Services – 2.61%
†Nabors Industries	385,100	3,847,149
†National Oilwell Varco	283,500	8,139,285
Schlumberger	271,900	11,044,578
		23,031,012
Food & Staples Retailing – 4.13%
CVS Caremark	507,100	13,940,179
Wal-Mart Stores	433,700	22,595,770
		36,535,949
Food Products – 0.61%
Smucker (J.M.)	144,900	5,400,423
		5,400,423
Gas Utilities – 0.76%
EQT	213,200	6,679,556
		6,679,556
Health Care Equipment & Supplies – 2.41%
†Gen-Probe	135,600	6,180,648
†Hologic	465,600	6,094,704
Medtronic	307,300	9,056,131
		21,331,483
Health Care Providers & Services – 1.79%
†Express Scripts	141,600	6,537,672
UnitedHealth Group	444,000	9,292,920
		15,830,592
Hotels, Restaurants & Leisure – 3.00%
Burger King Holdings	493,300	11,321,235
McDonald's	278,200	15,181,374
		26,502,609
Household Durables – 0.77%
†Jarden	536,800	6,801,256
		6,801,256
Household Products – 3.77%
Colgate-Palmolive	147,500	8,699,550
Procter & Gamble	522,900	24,623,361
		33,322,911
Industrial Conglomerates – 1.18%
General Electric	1,030,100	10,414,311
		10,414,311
Insurance – 3.25%
Berkley (W.R.)	257,400	5,804,370
Everest Re Group	83,700	5,925,960
Hanover Insurance Group	166,100	4,787,002
Prudential Financial	200,800	3,819,216
Travelers	207,300	8,424,672
		28,761,220
Internet Software & Services – 1.71%
†Google Class A	43,500	15,140,610
		15,140,610
IT Services – 1.60%
Accenture Class A	200,700	5,517,243
Visa Class A	155,500	8,645,800
		14,163,043
Life Sciences Tools & Services – 0.86%
†Thermo Fisher Scientific	212,500	7,579,875
		7,579,875
Machinery – 0.34%
Caterpillar	107,400	3,002,904
		3,002,904
Media – 2.37%
Comcast Class A	622,800	8,494,992
Disney (Walt)	426,400	7,743,424
†Viacom Class B	271,900	4,725,622
		20,964,038
Multi-Utilities – 1.78%
Sempra Energy	181,200	8,378,688
Wisconsin Energy	177,900	7,324,143
		15,702,831
Oil, Gas & Consumable Fuels – 8.92%
Arch Coal	250,200	3,345,174
Chevron	212,300	14,275,052
EOG Resources	150,600	8,246,856
Exxon Mobil	529,800	36,079,380
Occidental Petroleum	232,100	12,916,365
St. Mary Land & Exploration	300,400	3,974,292
		78,837,119
Pharmaceuticals – 6.36%
Johnson & Johnson	443,900	23,349,140
Merck	531,500	14,217,625
Pfizer	358,200	4,878,684
Wyeth	320,900	13,811,536
		56,256,985
Professional Services – 0.41%
†FTI Consulting	73,100	3,616,988
		3,616,988
Real Estate Investment Trusts – 0.44%
Host Hotels & Resorts	336,900	1,320,648
Simon Property Group	72,899	2,525,233
		3,845,881
Road & Rail – 0.92%
Norfolk Southern	240,500	8,116,875
		8,116,875
Semiconductors & Semiconductor Equipment – 2.75%
Applied Materials	678,200	7,290,650
Intel	1,130,700	17,017,035
		24,307,685
Software – 4.24%
†McAfee	165,200	5,534,200
Microsoft	1,169,900	21,491,063
†Nuance Communications	426,800	4,635,048
†Symantec	391,800	5,853,492
		37,513,803
Specialty Retail – 1.27%
American Eagle Outfitters	479,100	5,864,184
†Urban Outfitters	329,000	5,385,730
		11,249,914
Textiles, Apparel & Luxury Goods – 0.82%
NIKE Class B	154,300	7,235,127
		7,235,127
Tobacco – 0.62%
Altria Group	106,100	1,699,722
Philip Morris International	106,100	3,775,038
		5,474,760
Wireless Telecommunication Services – 0.84%
†MetroPCS Communications	432,700	7,390,516
		7,390,516
Total Common Stock (Cost $960,556,534)		846,853,303
	Principal
	Amount
	(U.S. $)
≠Discounted Commercial Paper – 2.07%
BNP Paribas 0.284% 4/1/09	$18,285,000	18,285,000
Total Discounted Commercial Paper (Cost $18,285,000)		18,285,000
≠U.S. Treasury Obligations – 2.00%
U.S. Treasury Bill 0.05% 4/2/09	17,680,000	17,679,976
Total U.S. Treasury Obligations (Cost $17,679,976)		17,679,976
	Number of
	Shares
Short-Term Investment – 0.02%
Money Market Mutual Fund – 0.02%
Dreyfus Treasury & Agency Cash Management Fund	207,932	207,932
Total Short-Term Investment (Cost $207,932)		207,932
Total Value of Securities – 99.89%
(Cost $996,729,442)		883,026,211
Receivables and Other Assets Net of Liabilities (See Notes) – 0.11%		955,683
Net Assets Applicable to 47,358,042 Shares Outstanding – 100.00%		$883,981,894
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Growth and Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at the published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,003,728,395
Aggregate unrealized appreciation	112,133,219
Aggregate unrealized depreciation	(232,835,403)
Net unrealized depreciation	$(120,702,184)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $22,944,931 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $4,288,704 expires in 2009 and $18,656,227 expires in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets

Level 2 - inputs are observable, directly or indirectly

Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$864,741,211
Level 2	18,285,000
Level 3	-
Total	$883,026,211

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)

LVIP Mondrian International Value Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.86%∆
Australia – 10.43%
±Amcor	1,629,235	$5,038,270
±Foster's Group	4,070,796	14,314,279
±National Australia Bank	934,216	13,039,154
±Telstra	7,052,387	15,740,410
±Wesfarmers	665,294	8,728,554
		56,860,667
Belgium – 0.29%
±Fortis	860,062	1,571,341
±†Fortis-Strip	340,580	452
		1,571,793
Finland – 0.57%
±UPM-Kymmene	541,427	3,124,694
		3,124,694
France – 13.41%
±Carrefour	490,873	19,148,215
±Cie de Saint-Gobain	333,853	9,353,864
±France Telecom	608,093	13,862,264
±†GDF Suez	60,186	80
±Renault	204,242	4,199,487
±Societe Generale	186,977	7,313,676
±Total	388,956	19,232,915
		73,110,501
Germany – 5.86%
±Deutsche Telekom	1,247,891	15,488,834
±RWE	234,044	16,482,709
		31,971,543
Hong Kong – 2.88%■
±Hong Kong Electric Holdings	1,596,500	9,485,608
±Wharf Holdings	2,498,875	6,221,878
		15,707,486
Italy – 2.71%
±Intesa Sanpaolo	4,000,799	11,003,702
±UniCredito	2,287,039	3,764,014
		14,767,716
Japan – 23.32%
±Astellas Pharma	349,000	10,801,289
±Canon	630,600	18,385,000
±Kao	772,000	15,065,095
±KDDI	2,453	11,552,688
±Nitto Denko	356,100	7,287,757
±Sekisui House	768,000	5,879,970
±Seven & I Holdings	532,700	11,761,639
±Takeda Pharmaceutical	501,800	17,411,492
±Tokio Marine Holdings	486,100	11,973,362
±Toyota Motor	346,100	10,994,584
±West Japan Railway	1,903	6,034,875
		127,147,751
Netherlands – 2.37%
±ING Groep CVA	626,324	3,431,765
±Reed Elsevier	884,839	9,468,156
		12,899,921
New Zealand – 0.70%
±Telecom New Zealand	2,932,343	3,822,101
		3,822,101
Singapore – 4.45%
±Jardine Matheson Holdings	276,000	5,018,620
±Oversea-Chinese Banking	1,856,400	5,918,128
±Singapore Telecommunications	4,933,000	8,222,660
±United Overseas Bank	791,000	5,073,701
		24,233,109
South Africa – 0.93%
±Sasol	175,255	5,080,282
		5,080,282
Spain – 7.66%
±Banco Santander	1,204,667	8,305,606
±Iberdrola	2,065,855	14,493,469
±Telefonica	951,686	18,977,155
		41,776,230
Switzerland – 3.26%
±Novartis	469,128	17,745,667
		17,745,667
Taiwan – 2.73%
Chunghwa Telecom ADR	342,014	6,234,911
Taiwan Semiconductor Manufacturing ADR	965,589	8,642,021
		14,876,932
United Kingdom – 16.29%
±Aviva	808,674	2,513,062
±BG Group	739,198	11,148,458
±BP	2,309,395	15,490,895
±Compass Group	1,369,123	6,265,114
±GKN	1,366,539	1,342,164
±GlaxoSmithKline	1,252,174	19,489,880
±Royal Dutch Shell Class A	713,606	15,919,279
±Unilever	881,587	16,667,687
		88,836,539
Total Common Stock (Cost $658,053,307)		533,532,932

Right – 0.00%
Belgium – 0.00%
π=@Fortis	860,062	0
Total Right (Cost $0)		0

Short-Term Investment – 1.21%
Money Market Mutual Fund – 1.21%
Dreyfus Treasury & Agency Cash Management Fund	6,602,936	6,602,936
Total Short-Term Investment (Cost $6,602,936)		6,602,936
Total Value of Securities – 99.07%
(Cost $664,656,243)		540,135,868
Receivables and Other Assets Net of Liabilities (See Notes) – 0.93%		5,058,412
Net Assets Applicable to 49,394,723 Shares Outstanding – 100.00%		$545,194,280

∆Securities have been classified by country of origin.
†Non income producing security.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
±Security is being valued based on international fair value pricing. At March 31, 2009, the aggregate amount of international fair value priced securities was $518,656,000, which represented 95.13% the Fund’s net assets. See Note 1 in "Notes."
=Security is being fair valued in accordance with the Fund's fair valuation policy. At March 31, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."
@Illiquid security. At March 31, 2009, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 4 in "Notes."
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At March 31, 2009, the aggregate amount of restricted securities was $0 or 0.00% of the Fund's net assets.  See Note 4 in “Notes.”

Summary of Abbreviations:
AUD – Australian Dollar
ADR – American Depositary Receipt
CVA – Dutch Certificate
JPY– Japanese Yen
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at March 31, 2009:

Foreign Currency Exchange Contracts1

Contracts to					Unrealized
Receive (Deliver)		In Exchange For		Settlement Date	Appreciation
AUD	195,182	USD	(135,261)	4/1/09	$428
AUD	606,334	USD	(421,220)	4/3/09	233
JPY	(133,176,919)	USD	1,353,011	4/1/09	7,431
					$8,092

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Mondrian International Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.  Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$666,568,498
Aggregate unrealized appreciation	56,550,269
Aggregate unrealized depreciation	(182,982,899)
Net unrealized depreciation	$(126,432,630)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

	Securities	Derivatives
Level 1	$21,479,868	$-
Level 2	518,656,000	8,092
Level 3	-	-
Total	$540,135,868	$8,092

As a result of utilizing international fair value pricing at March 31, 2009, the majority of the portfolio was categorized as Level 2 in the FAS 157 hierarchy.

There were no Level 3 securities at the beginning or end of the period.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of March 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified in the schedule of investments.

Schedule of Investments (Unaudited)

LVIP Delaware Managed Fund

March 31, 2009
		Number of	Value
		Shares	(U.S. $)
Common Stock – 61.56%
Aerospace & Defense – 2.54%
Boeing		28,100	$999,798
†DynCorp International Class A		15,300	203,949
Goodrich		42,800	1,621,692
†Hexcel		25,900	170,163
Honeywell International		31,500	877,590
Rockwell Collins		36,100	1,178,304
Triumph Group		7,100	271,220
United Technologies		51,700	2,222,066
			7,544,782
Air Freight & Logistics – 0.06%
†Hub Group Class A		11,400	193,800
			193,800
Beverages – 1.10%
PepsiCo		63,800	3,284,424
			3,284,424
Biotechnology – 2.73%
†Alkermes		25,000	303,250
†Amgen		48,200	2,386,864
†Celera		23,800	181,594
†Celgene		18,400	816,960
†Gilead Sciences		50,900	2,357,688
†Medarex		38,500	197,505
†ONYX Pharmaceuticals		8,700	248,385
†OSI Pharmaceuticals		8,700	332,862
†Regeneron Pharmaceuticals		12,300	170,478
†United Therapeutics		4,400	290,796
†Vertex Pharmaceuticals		28,400	815,932
			8,102,314
Building Products – 0.09%
AAON		14,200	257,304
			257,304
Capital Markets – 0.28%
Greenhill		2,500	184,625
optionsXpress Holdings		16,600	188,742
†RiskMetrics Group		11,500	164,335
Waddell & Reed Financial		16,400	296,348
			834,050
Chemicals – 1.83%
Ashland		16,900	174,577
Cytec Industries		45,300	680,406
duPont (E.I.) deNemours		65,500	1,462,615
Lubrizol		36,600	1,244,766
Monsanto		20,700	1,720,170
†Rockwood Holdings		20,900	165,946
			5,448,480
Commercial Banks – 1.50%
City Holding		7,100	193,759
East West Bancorp		20,800	95,056
First Commonwealth Financial		16,400	145,468
Independent Bank		10,300	151,925
PNC Financial Services Group		22,200	650,238
Smithtown Bancorp		5,800	65,424
TCF Financial		12,800	150,528
†Texas Capital Bancshares		19,900	224,074
Trustmark		11,900	218,722
U.S. Bancorp		76,700	1,120,587
Wells Fargo		101,900	1,451,056
			4,466,837
Commercial & Professional Services – 1.01%
Administaff		10,800	228,204
American Ecology		9,600	133,824
†CRA International		6,200	117,056
†FTI Consulting		17,000	841,160
Healthcare Services Group		17,200	257,484
†Huron Consulting Group		3,700	156,991
†Kforce		25,700	180,671
McGrath RentCorp		13,000	204,880
Republic Services		39,000	668,850
†United Stationers		7,200	202,176
			2,991,296
Communications Equipment – 2.07%
†Cisco Systems		176,800	2,964,936
†NETGEAR		14,700	177,135
QUALCOMM		62,500	2,431,875
†Tekelec		22,000	291,060
†ViaSat		13,600	283,152
			6,148,158
Computers & Peripherals – 3.32%
†Apple		31,300	3,290,256
†EMC		185,700	2,116,980
Hewlett-Packard		76,600	2,455,796
International Business Machines		18,200	1,763,398
†Synaptics		8,900	238,164
			9,864,594
Construction & Engineering – 0.61%
Fluor		31,600	1,091,780
Granite Construction		8,100	303,588
†Perini		7,600	93,480
†URS		7,800	315,198
			1,804,046
Consumer Finance – 0.18%
Capital One Financial		43,600	533,664
			533,664
Containers & Packaging – 0.57%
†Owens-Illinois		73,200	1,057,008
Rock-Tenn Class A		11,700	316,485
Silgan Holdings		5,900	309,986
			1,683,479
Diversified Consumer Services – 0.28%
DeVry		14,200	684,156
†Lincoln Educational Services		8,675	158,926
			843,082
Diversified Financial Services – 1.09%
JPMorgan Chase		95,800	2,546,364
†Nasdaq OMX Group		36,000	704,880
			3,251,244
Diversified Telecommunications Services – 1.58%
Alaska Communications Systems Group		33,500	224,450
AT&T		48,700	1,227,240
NTELOS Holdings		10,900	197,726
Verizon Communications		101,400	3,062,280
			4,711,696
Electric Utilities – 1.51%
Cleco		16,400	355,716
Exelon		33,500	1,520,565
FirstEnergy		26,000	1,003,600
PPL		55,700	1,599,147
			4,479,028
Electrical Equipment – 0.48%
Acuity Brands		8,400	189,336
†GrafTech International		28,800	177,408
Roper Industries		24,700	1,048,515
			1,415,259
Electronic Equipment & Instruments – 0.24%
†Anixter International		8,800	278,784
†FARO Technologies		12,200	163,968
†IPG Photonics		14,400	121,248
†Rofin-Sinar Technologies		9,100	146,692
			710,692
Energy Equipment & Services – 1.59%
†Bristow Group		6,300	135,009
†Complete Production Services		22,900	70,532
Lufkin Industries		4,800	181,824
†Nabors Industries		68,000	679,320
†National Oilwell Varco		50,300	1,444,113
Schlumberger		50,400	2,047,248
†Willbros Group		16,300	158,110
			4,716,156
Food & Staples Retailing – 2.32%
Casey's General Stores		11,300	301,258
CVS Caremark		91,600	2,518,084
Wal-Mart Stores		78,400	4,084,640
			6,903,982
Food Products – 0.43%
†Ralcorp Holdings		5,000	269,400
Smucker (J.M.)		26,800	998,836
			1,268,236
Gas Utilities – 0.48%
EQT		39,600	1,240,668
Piedmont Natural Gas		7,500	194,175
			1,434,843
Health Care Equipment & Supplies – 1.70%
†Align Technology		24,500	194,285
†Conmed		10,300	148,423
†Gen-Probe		28,500	1,299,030
†Hologic		87,000	1,138,830
Medtronic		57,500	1,694,525
†Merit Medical Systems		9,400	114,774
†Quidel		16,400	151,208
†VNUS Medical Technologies		4,000	85,080
West Pharmaceutical Services		6,700	219,827
			5,045,982
Health Care Providers & Services – 1.30%
†AMN Healthcare Services		15,900	81,090
†Catalyst Health Solutions		10,300	204,146
†Express Scripts		26,200	1,209,654
†Psychiatric Solutions		11,800	185,614
†Res-Care		13,200	192,192
†Sun Healthcare Group		24,100	203,404
UnitedHealth Group		79,400	1,661,842
Universal Health Services Class B		3,700	141,858
			3,879,800
Hotels, Restaurants & Leisure – 2.09%
†Bally Technologies		10,500	193,410
†Buffalo Wild Wings		3,000	109,740
Burger King Holdings		89,100	2,044,845
†CEC Entertainment		5,200	134,576
CKE Restaurants		28,600	240,240
†Jack in the Box		14,300	333,047
McDonald's		50,600	2,761,242
†Papa John's International		7,000	160,090
†WMS Industries		11,800	246,738
			6,223,928
Household Durables – 0.42%
†Jarden		99,300	1,258,131
			1,258,131
Household Products – 2.03%
Colgate-Palmolive		27,200	1,604,256
Procter & Gamble		94,200	4,435,878
			6,040,134
Industrial Conglomerates – 0.80%
General Electric		191,000	1,931,010
Otter Tail		10,500	231,525
Seaboard		208	210,080
			2,372,615
Insurance – 2.21%
Aspen Insurance Holdings		14,100	316,686
Berkley (W.R.)		46,400	1,046,320
Everest Re Group		14,100	998,280
Hanover Insurance Group		28,500	821,370
Harleysville Group		5,900	187,679
IPC Holdings		8,300	224,432
Max Capital Group		14,000	241,360
†ProAssurance		6,400	298,368
Prudential Financial		35,800	680,916
RLI		4,600	230,920
Travelers		37,500	1,524,000
			6,570,331
Internet Software & Services – 1.31%
†Digital River		9,200	274,344
†Google Class A		7,700	2,680,062
†j2 Global Communications		11,600	253,924
NIC		16,200	84,240
†SAVVIS		21,700	134,323
United Online		33,000	147,180
†ValueClick		18,200	154,882
†Vocus		11,800	156,822
			3,885,777
IT Services – 1.08%
Accenture Class A		36,500	1,003,385
iGate		42,700	138,348
infoGROUP		55,900	232,544
†Sapient		31,800	142,146
†TeleTech Holdings		16,700	181,863
Visa Class A		27,400	1,523,440
			3,221,726
Life Sciences Tools & Services – 0.81%
†Bio-Rad Laboratories Class A		4,300	283,370
†Dionex		5,200	245,700
†Kendle International		10,900	228,464
Techne		4,100	224,311
†Thermo Fisher Scientific		39,700	1,416,099
			2,397,944
Machinery – 0.45%
Barnes Group		10,400	111,176
Caterpillar		19,000	531,240
†Chart Industries		16,600	130,808
†Columbus McKinnon		14,200	123,824
†ESCO Technologies		3,000	116,100
†Kadant		11,500	132,480
Lincoln Electric Holdings		6,000	190,140
			1,335,768
Media – 1.38%
Comcast Class A		109,000	1,486,760
Disney (Walt)		71,700	1,302,072
†Marvel Entertainment		10,000	265,500
National CineMedia		16,300	214,834
†Viacom Class B		47,600	827,288
			4,096,454
Metals & Mining – 0.11%
Compass Minerals International		5,700	321,309
			321,309
Multi-Utilities – 1.04%
Black Hills		8,800	157,432
Sempra Energy		33,800	1,562,912
Wisconsin Energy		33,200	1,366,844
			3,087,188
Oil, Gas & Consumable Fuels – 5.09%
Arch Coal		45,400	606,998
†Carrizo Oil & Gas		15,100	134,088
Chevron		39,800	2,676,152
EOG Resources		26,700	1,462,092
†Exco Resources		13,400	134,000
Exxon Mobil		99,400	6,769,140
Massey Energy		10,300	104,236
Occidental Petroleum		43,600	2,426,340
Penn Virginia		9,900	108,702
St. Mary Land & Exploration		53,100	702,513
			15,124,261
Personal Products – 0.19%
Alberto-Culver		11,800	266,798
†Chattem		5,100	285,855
			552,653
Pharmaceuticals – 3.64%
†Eurand		22,300	248,422
Johnson & Johnson		81,000	4,260,600
Merck		98,100	2,624,175
†Noven Pharmaceuticals		22,200	210,456
Pfizer		66,300	903,006
Wyeth		59,400	2,556,576
			10,803,235
Real Estate Investment Trusts – 0.62%
Alexandria Real Estate Equities		3,900	141,960
Digital Realty Trust		8,200	272,076
Home Properties		8,800	269,720
Host Hotels & Resorts		58,600	229,712
Senior Housing Properties Trust		20,900	293,018
Simon Property Group		13,003	450,428
Sovran Self Storage		8,800	176,704
			1,833,618
Road & Rail – 0.49%
Norfolk Southern		42,900	1,447,875
			1,447,875
Semiconductors & Semiconductor Equipment – 1.52%
Applied Materials		115,000	1,236,250
Intel		198,800	2,991,940
†ON Semiconductor		36,800	143,520
†Semtech		10,000	133,500
			4,505,210
Software – 2.80%
†Blackboard		8,900	282,486
†Informatica		13,100	173,706
†JDA Software Group		17,800	205,590
†Lawson Software		59,200	251,600
†McAfee		29,200	978,200
Microsoft		207,000	3,802,590
†Nuance Communications		88,600	962,196
†Progress Software		12,400	215,264
Quality Systems		5,800	262,450
†Symantec		69,300	1,035,342
†Wind River Systems		22,800	145,920
			8,315,344
Specialty Retail – 1.03%
†Aeropostale		11,000	292,160
American Eagle Outfitters		89,600	1,096,704
Guess		9,200	193,936
†Gymboree		6,400	136,640
†Hibbett Sports		7,600	146,072
†Ulta Salon Cosmetics & Fragrance		30,000	198,600
†Urban Outfitters		60,700	993,659
			3,057,771
Textiles, Apparel & Luxury Goods – 0.49%
NIKE Class B		26,800	1,256,652
Phillips-Van Heusen		8,700	197,316
			1,453,968
Thrift & Mortgage Finance – 0.26%
Dime Community Bancshares		22,700	212,926
First Niagara Financial Group		17,300	188,570
Provident Financial Services		18,500	199,985
Washington Federal		13,600	180,744
			782,225
Tobacco – 0.31%
Altria Group		15,900	254,718
Philip Morris International		18,700	665,346
			920,064
Trading Company & Distributors – 0.06%
Applied Industrial Technologies		10,500	177,135
			177,135
Wireless Telecommunication Services – 0.44%
†MetroPCS Communications		76,700	1,310,036
			1,310,036
Total Common Stock (Cost $214,082,449)			182,911,928

•Preferred Stock – 0.11%
JPMorgan Chase 7.90%		305,000	196,405
PNC Financial Services Group 8.25%		275,000	134,718
Total Preferred Stock (Cost $571,783)			331,123

		Principal
		Amount¡
Agency Collateralized Mortgage Obligations – 1.15%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		96,096	104,497
Fannie Mae REMICs
Series 2002-83 GH 5.00% 12/25/17		535,000	565,962
Series 2003-122 AJ 4.50% 2/25/28		131,985	134,036
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44		214,008	222,167
Freddie Mac REMICs
Series 2662 MA 4.50% 10/15/31		255,586	262,165
Series 2915 KP 5.00% 11/15/29		340,000	354,938
Series 3113 QA 5.00% 11/15/25		320,153	327,670
Series 3131 MC 5.50% 4/15/33		285,000	298,471
Series 3337 PB 5.50% 7/15/30		350,000	361,143
Series 3416 GK 4.00% 7/15/22		305,587	314,358
◆Freddie Mac Structured Pass Through Securities
Series T-58 2A 6.50% 9/25/43		174,226	181,032
•Series T-60 1A4C 5.395% 3/25/44		276,003	291,960
Total Agency Collateralized Mortgage Obligations (Cost $3,300,606)			3,418,399

Agency Mortgage-Backed Securities – 6.67%
Fannie Mae 6.50% 8/1/17		125,690	131,687
•Fannie Mae ARM
5.135% 11/1/35		192,700	198,576
5.398% 4/1/36		237,051	245,212
Fannie Mae Relocation 15 yr 4.00% 9/1/20		483,026	477,102
Fannie Mae Relocation 30 yr
4.00% 3/1/35		392,232	377,635
5.00% 1/1/34		162,303	165,253
5.00% 10/1/35		162,209	165,085
5.00% 2/1/36		584,563	595,001
Fannie Mae S.F. 15 yr
4.50% 6/1/23		556,326	573,466
5.50% 6/1/23		646,904	675,217
Fannie Mae S.F. 30 yr
4.50% 3/1/39		244,626	250,281
5.00% 12/1/36		216,083	223,460
5.00% 12/1/37		173,994	179,734
5.00% 1/1/38		302,571	312,553
5.00% 2/1/38		138,308	142,871
5.00% 11/1/38		497,413	513,823
5.50% 3/1/29		381,714	399,557
5.50% 4/1/29		242,736	254,083
5.50% 12/1/37		1,098,433	1,141,193
6.00% 8/1/38		943,494	986,533
6.50% 3/1/36		494,668	521,715
6.50% 6/1/36		360,486	380,197
6.50% 10/1/36		313,971	331,138
6.50% 3/1/37		281,989	297,408
6.50% 7/1/37		570,004	601,143
6.50% 8/1/37		44,061	46,468
6.50% 11/1/37		997,394	1,051,872
6.50% 12/1/37		373,303	393,693
7.00% 12/1/37		224,180	238,751
7.50% 6/1/31		39,852	43,151
Fannie Mae S.F. 30 yr TBA
4.00% 4/1/39		1,345,000	1,352,462
4.50% 4/1/39		2,780,000	2,840,814
•Freddie Mac ARM
5.239% 4/1/34		41,559	42,768
5.673% 7/1/36		229,738	237,827
Freddie Mac S.F. 15 yr
4.00% 2/1/14		114,673	117,068
5.00% 6/1/18		226,010	235,074
Freddie Mac S.F. 30 yr
5.50% 10/1/38		884,791	919,070
7.00% 11/1/33		7,323	7,892
Freddie Mac S.F. 30 yr TBA 5.00% 4/1/39		1,760,000	1,815,000
GNMA I S.F. 30 yr
7.00% 12/15/34		285,019	304,351
7.50% 1/15/32		19,124	20,576
Total Agency Mortgage-Backed Securities (Cost $19,265,499)			19,806,760

Agency Obligations – 0.26%
^Fannie Mae 5.42% 10/9/19		920,000	480,950
Tennessee Valley Authority 4.875% 1/15/48		290,000	275,716
Total Agency Obligations (Cost $783,564)			756,666

Commercial Mortgage-Backed Securities – 2.13%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37		400,000	346,000
Series 2007-1A D 5.957% 4/15/37		55,000	44,000
•Bank of America Commercial Mortgage Securities
Series 2004-3 A5 5.498% 6/10/39		190,000	157,782
Series 2005-6 AM 5.352% 9/10/47		205,000	100,753
Series 2007-3 A4 5.837% 6/10/49		285,000	193,174
Bear Stearns Commercial Mortgage Securities
•Series 2006-PW12 A4 5.902% 9/11/38		200,000	170,523
Series 2006-PW14 A4 5.201% 12/11/38		300,000	245,860
•Series 2007-PW16 A4 5.909% 6/11/40		305,000	226,550
•Series 2007-T28 A4 5.742% 9/11/42		235,000	175,994
◆Commercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34		275,644	277,922
Series 2006-C7 A2 5.69% 6/10/46		290,000	262,275
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35		225,000	208,125
Series 2006-1A B 5.362% 11/15/36		190,000	168,150
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35		120,000	115,995
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38		295,000	241,979
Series 2005-GG4 A4 4.761% 7/10/39		220,000	171,487
Series 2005-GG4 A4A 4.751% 7/10/39		255,000	188,629
@•#Series 2006-RR3 A1S 144A 5.761% 7/18/56		425,000	80,750
•Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36		130,000	111,161
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		310,000	293,311
Series 2003-C1 A2 4.985% 1/12/37		580,000	517,935
Series 2006-LDP9 A2 5.134% 5/15/47		150,000	111,216
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31		485,000	484,452
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34		275,000	68,726
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31		145,000	123,250
Series 2007-IQ14 A4 5.692% 4/15/49		260,000	168,795
Series 2007-T27 A4 5.803% 6/11/42		195,000	147,010
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.591% 2/15/33		100,000	62,472
@•#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18		92,284	90,439
@#Tower 144A
Series 2006-1 B 5.588% 2/15/36		160,000	145,600
Series 2006-1 C 5.707% 2/15/36		240,000	219,600
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48		480,000	421,117
Total Commercial Mortgage-Backed Securities (Cost $7,852,283)			6,341,032

Convertible Bonds – 0.13%
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16		235,000	127,488
•Wyeth 0.965% exercise price $60.09, expiration date 1/15/24		270,000	269,460
Total Convertible Bonds (Cost $401,944)			396,948

Corporate Bonds – 15.50%
Aerospace & Defense – 0.07%
L-3 Communications 6.125% 7/15/13		230,000	221,950
			221,950
Beverages – 0.26%
#Anheuser-Busch InBev Worldwide 144A
7.75% 1/15/19		130,000	129,843
8.20% 1/15/39		455,000	447,686
Diageo Capital 5.75% 10/23/17		177,000	180,737
			758,266
Biotechnology – 0.19%
Amgen
5.70% 2/1/19		15,000	15,263
6.375% 6/1/37		440,000	423,286
6.90% 6/1/38		125,000	128,741
			567,290
Capital Markets – 0.81%
Bank of New York Mellon 4.95% 3/15/15		570,000	546,017
Goldman Sachs Group
5.95% 1/18/18		230,000	209,149
6.15% 4/1/18		585,000	535,243
6.75% 10/1/37		232,000	157,292
7.50% 2/15/19		130,000	129,939
Lazard Group 6.85% 6/15/17		215,000	173,371
Morgan Stanley
5.30% 3/1/13		115,000	110,675
5.375% 10/15/15		310,000	280,435
6.25% 8/9/26		335,000	277,757
			2,419,878
Chemicals – 0.10%
Lubrizol 8.875% 2/1/19		295,000	303,884
			303,884
Commercial Banks – 1.27%
BB&T
4.90% 6/30/17		195,000	169,495
5.25% 11/1/19		130,000	114,444
Branch Banking & Trust 5.625% 9/15/16		250,000	233,796
@#CoBank ACB 144A 7.875% 4/16/18		250,000	244,378
Korea Development Bank 5.30% 1/17/13		270,000	250,872
PNC Bank 6.875% 4/1/18		750,000	732,369
@•Popular North America 1.813% 4/6/09		234,000	234,000
Silicon Valley Bank
5.70% 6/1/12		250,000	238,527
6.05% 6/1/17		250,000	194,045
U.S. Bank North America
4.80% 4/15/15		173,000	167,311
4.95% 10/30/14		250,000	243,663
•USB Capital IX 6.189% 4/15/49		430,000	169,911
Wachovia 5.75% 6/15/17		105,000	93,850
Wells Fargo 5.625% 12/11/17		275,000	251,332
•Wells Fargo Capital XIII 7.70% 12/29/49		915,000	436,134
			3,774,127
Commercial & Professional Services – 0.47%
Allied Waste North America
6.875% 6/1/17		40,000	36,455
7.125% 5/15/16		215,000	200,760
ARAMARK 8.50% 2/1/15		174,000	160,950
Browning Ferris Industries 7.40% 9/15/35		355,000	312,276
International Lease Finance
5.35% 3/1/12		233,000	130,835
5.875% 5/1/13		148,000	79,421
6.625% 11/15/13		290,000	160,768
Waste Management
7.375% 8/1/10		65,000	66,521
7.375% 3/11/19		110,000	112,388
WMX Technologies 7.10% 8/1/26		165,000	149,112
			1,409,486
Communications Equipment – 0.13%
Cisco Systems 5.90% 2/15/39		330,000	304,222
Lucent Technologies 6.45% 3/15/29		200,000	77,000
			381,222
Computers & Peripherals – 0.17%
International Business Machines 6.50% 10/15/13		470,000	520,423
			520,423
Consumer Finance – 0.06%
SLM 8.45% 6/15/18		345,000	186,579
			186,579
Diversified Consumer Services – 0.28%
#President & Fellows of Harvard College 144A
6.00% 1/15/19		225,000	242,493
6.50% 1/15/39		275,000	308,256
Princeton University 5.70% 3/1/39		275,000	270,908
			821,657
Diversified Financial Services – 0.86%
Bank of America
5.30% 3/15/17		255,000	187,661
6.00% 10/15/36		250,000	165,814
6.10% 6/15/17		265,000	192,332
Citigroup 6.50% 8/19/13		440,000	404,697
General Electric Capital
5.625% 5/1/18		530,000	461,632
5.875% 1/14/38		350,000	250,709
6.875% 1/10/39		310,000	253,533
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		160,000	25,679
JPMorgan Chase 6.00% 1/15/18		35,000	35,413
JPMorgan Chase Capital XXV 6.80% 10/1/37		712,000	472,656
•#USB Realty 144A 6.091% 12/22/49		300,000	114,067
			2,564,193
Diversified Telecommunications Services – 1.33%
AT&T 5.80% 2/15/19		645,000	632,581
Citizens Utilities 7.125% 3/15/19		175,000	138,250
Deutsche Telekom International Finance
5.25% 7/22/13		230,000	229,518
6.75% 8/20/18		680,000	684,103
France Telecom 7.75% 3/1/11		135,000	144,648
Intelsat Jackson Holdings 11.25% 6/15/16		245,000	238,875
Telecom Italia Capital
4.00% 1/15/10		140,000	137,896
5.25% 10/1/15		300,000	253,280
6.20% 7/18/11		230,000	225,979
#Telesat Canada 144A 11.00% 11/1/15		145,000	121,075
Verizon Communications
5.50% 2/15/18		85,000	81,087
6.10% 4/15/18		55,000	54,581
6.35% 4/1/19		530,000	524,564
8.95% 3/1/39		290,000	334,219
Windstream 8.125% 8/1/13		160,000	158,400
			3,959,056
Electric Utilities – 0.95%
Columbus Southern Power 6.05% 5/1/18		115,000	106,570
Commonwealth Edison
5.90% 3/15/36		95,000	78,030
6.15% 9/15/17		230,000	218,927
Duke Energy Indiana 6.45% 4/1/39		305,000	313,427
#Electricite de France 144A 6.95% 1/26/39		130,000	129,253
Florida Power & Light 5.96% 4/1/39		275,000	279,448
Illinois Power 6.125% 11/15/17		415,000	377,722
Indiana Michigan Power 7.00% 3/15/19		105,000	102,714
Jersey Central Power & Light 7.35% 2/1/19		180,000	184,256
◆Mirant Mid Atlantic Pass Through Trust Series A 8.625% 6/30/12		254,057	253,453
Pacificorp 5.25% 6/15/35		195,000	172,397
PECO Energy
5.00% 10/1/14		135,000	134,980
5.35% 3/1/18		110,000	106,877
PPL Electric Utilities 7.125% 11/30/13		210,000	230,578
Texas Competitive Electric Holdings 10.25% 11/1/15		175,000	88,375
Union Electric 6.70% 2/1/19		50,000	47,710
			2,824,717
Electronic Equipment & Instruments – 0.11%
Flextronics International 6.50% 5/15/13		190,000	170,050
Tyco Electronics Group 6.55% 10/1/17		205,000	155,359
			325,409
Energy Equipment & Services – 0.15%
Halliburton 7.45% 9/15/39		160,000	160,661
Weatherford International
5.95% 6/15/12		115,000	110,121
6.80% 6/15/37		80,000	56,887
7.00% 3/15/38		150,000	109,325
			436,994
Food & Staples Retailing – 0.76%
CVS Caremark
4.875% 9/15/14		251,000	249,068
5.75% 6/1/17		204,000	199,252
6.25% 6/1/27		30,000	27,718
6.60% 3/15/19		250,000	252,434
Delhaize America 9.00% 4/15/31		484,000	515,691
Delhaize Group
5.875% 2/1/14		45,000	45,033
6.50% 6/15/17		140,000	135,543
Kroger
6.80% 12/15/18		185,000	193,458
7.50% 1/15/14		305,000	338,761
Wal-Mart Stores
5.25% 9/1/35		55,000	49,598
6.20% 4/15/38		238,000	241,376
			2,247,932
Health Care Equipment & Supplies – 0.41%
#Bausch & Lomb 144A 9.875% 11/1/15		75,000	59,813
Covidien International Finance
6.00% 10/15/17		193,000	196,070
6.55% 10/15/37		416,000	410,960
Medtronic 4.50% 3/15/14		525,000	538,923
			1,205,766
Health Care Providers & Services – 0.87%
Community Health Systems 8.875% 7/15/15		225,000	213,750
HCA PIK 9.625% 11/15/16		80,000	64,000
McKesson
5.70% 3/1/17		30,000	28,435
7.50% 2/15/19		465,000	494,415
Quest Diagnostic
5.45% 11/1/15		444,000	420,118
6.40% 7/1/17		30,000	28,675
UnitedHealth Group
5.50% 11/15/12		333,000	332,766
5.80% 3/15/36		599,000	465,189
WellPoint
5.00% 1/15/11		310,000	311,022
5.85% 1/15/36		225,000	182,469
5.95% 12/15/34		44,000	36,079
			2,576,918
Hotels, Restaurants & Leisure – 0.14%
Yum! Brands 6.875% 11/15/37		514,000	427,337
			427,337
Household Durables – 0.20%
Centex 4.55% 11/1/10		190,000	173,850
Jarden 7.50% 5/1/17		140,000	113,400
Ryland Group 5.375% 5/15/12		140,000	122,500
Toll 8.25% 12/1/11		200,000	195,000
			604,750
Independent Power Producers & Energy Traders – 0.12%
NRG Energy
7.375% 2/1/16		275,000	256,437
7.375% 1/15/17		95,000	88,588
			345,025
Industrial Conglomerates – 0.14%
Tyco International Finance 8.50% 1/15/19		390,000	403,221
			403,221
Insurance – 0.35%
•Hartford Financial Services Group 8.125% 6/15/38		550,000	176,369
MetLife
6.817% 8/15/18		390,000	335,383
7.717% 2/15/19		130,000	116,758
#MetLife Global Funding I 144A 5.125% 4/10/13		125,000	114,262
•#MetLife Capital Trust X 144A 9.25% 4/8/38		400,000	224,343
@πMontpelier Re Holdings 6.125% 8/15/13		105,000	80,679
‡◆#Twin Reefs Pass Through Trust 144A 1.386% 12/31/49		200,000	290
			1,048,084
IT Services – 0.04%
SunGard Data Systems 9.125% 8/15/13		128,000	112,000
			112,000
Machinery – 0.04%
Ingersoll-Rand Global Holding 9.50% 4/15/14		110,000	109,991
			109,991
Media – 0.95%
‡#Charter Communications Operating 144A 10.875% 9/15/14		95,000	92,625
Comcast
•1.46% 7/14/09		166,000	165,141
4.95% 6/15/16		205,000	186,268
5.875% 2/15/18		320,000	304,769
6.30% 11/15/17		42,000	40,934
#CSC Holdings 144A
8.50% 4/15/14		170,000	168,300
8.50% 6/15/15		126,000	123,795
DirecTV Holdings 8.375% 3/15/13		119,000	120,934
Echostar DBS 7.125% 2/1/16		45,000	40,500
#Nielsen Finance 144A 11.625% 2/1/14		135,000	122,344
Time Warner Cable
6.75% 7/1/18		445,000	418,422
7.50% 4/1/14		145,000	147,993
8.25% 4/1/19		130,000	133,817
8.75% 2/14/19		280,000	297,806
#Vivendi 144A 6.625% 4/4/18		500,000	459,142
			2,822,790
Metals & Mining – 0.45%
ArcelorMittal 6.125% 6/1/18		655,000	474,616
BHP Billiton Finance USA 6.50% 4/1/19		200,000	202,998
Freeport-McMoRan Copper & Gold 8.375% 4/1/17		165,000	154,493
Reliance Steel & Aluminum 6.85% 11/15/36		290,000	177,330
@#Severstal 144A 9.75% 7/29/13		319,000	208,945
Steel Dynamics 6.75% 4/1/15		155,000	105,788
			1,324,170
Multi-line Retail – 0.17%
Macy's Retail Holdings 6.65% 7/15/24		240,000	129,383
Target
5.125% 1/15/13		240,000	250,198
6.50% 10/15/37		135,000	119,988
			499,569
Oil, Gas & Consumable Fuels – 1.39%
Chesapeake Energy
7.25% 12/15/18		130,000	107,413
9.50% 2/15/15		110,000	107,525
ConocoPhillips 6.50% 2/1/39		345,000	337,629
Dynergy Holdings 7.75% 6/1/19		65,000	42,575
El Paso
7.25% 6/1/18		120,000	102,600
8.25% 2/15/16		110,000	103,400
Enterprise Products Operating
5.00% 3/1/15		45,000	38,602
6.30% 9/15/17		250,000	230,797
6.50% 1/31/19		100,000	92,046
6.875% 3/1/33		270,000	223,164
Marathon Oil 7.50% 2/15/19		340,000	343,138
Massey Energy 6.875% 12/15/13		175,000	153,125
Noble Energy 8.25% 3/1/19		270,000	277,025
Petrobras International Finance 7.875% 3/15/19		132,000	137,438
#PetroHawk Energy 144A 10.50% 8/1/14		190,000	190,000
Plains All American Pipeline 6.50% 5/1/18		445,000	385,253
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		315,000	297,760
TransCanada Pipelines
5.85% 3/15/36		230,000	185,563
6.20% 10/15/37		180,000	152,888
7.125% 1/15/19		25,000	26,131
7.25% 8/15/38		300,000	281,205
Valero Energy 9.375% 3/15/19		185,000	191,297
XTO Energy 6.75% 8/1/37		150,000	136,924
			4,143,498
Pharmaceuticals – 0.81%
Abbott Laboratories 5.125% 4/1/19		260,000	261,997
Novartis Capital 4.125% 2/10/14		320,000	327,364
Novartis Securities Investment 5.125% 2/10/19		235,000	239,060
Pfizer
6.20% 3/15/19		260,000	277,604
7.20% 3/15/39		245,000	263,581
Schering-Plough
6.00% 9/15/17		65,000	67,122
6.55% 9/15/37		45,000	45,907
Wyeth 5.50% 2/1/14		887,000	932,705
			2,415,340
Real Estate Investment Trusts – 0.05%
Regency Centers 5.875% 6/15/17		211,000	141,794
			141,794
Software & Services – 0.11%
Oracle 6.50% 4/15/38		320,000	320,197
			320,197
Textiles, Apparel & Luxury Goods – 0.07%
VF
5.95% 11/1/17		80,000	76,103
6.45% 11/1/37		150,000	129,906
			206,009
Wireless Telecommunication Services – 1.22%
AT&T Wireless 8.125% 5/1/12		584,000	637,116
Cricket Communications 9.375% 11/1/14		165,000	157,988
Crown Castle International 9.00% 1/15/15		175,000	176,313
MetroPCS Wireless
9.25% 11/1/14		170,000	165,750
#144A 9.25% 11/1/14		45,000	43,650
Rogers Communications 6.80% 8/15/18		700,000	700,834
Sprint Capital 8.375% 3/15/12		5,000	4,525
Sprint Nextel 6.00% 12/1/16		380,000	273,600
#Verizon Wireless 144A
5.55% 2/1/14		470,000	470,885
8.50% 11/15/18		165,000	188,801
Vodafone Group
5.00% 9/15/15		100,000	97,519
5.375% 1/30/15		715,000	711,907
			3,628,888
Total Corporate Bonds (Cost $48,273,194)			46,058,410

Municipal Bonds – 0.52%
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29		320,000	243,709
North Texas Tollway Authority Revenue (First Tier System) Refunding Series A
5.50% 1/1/18		80,000	83,898
6.00% 1/1/19		40,000	43,068
Oregon State Taxable Pension 5.892% 6/1/27		485,000	467,117
Texas Transportation Community Mobility 5.00% 4/1/19		315,000	352,706
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)		145,000	133,880
@West Virginia Tobacco Settlement Finance Authority Revenue Series A 7.467% 6/1/47		445,000	231,489
Total Municipal Bonds (Cost $1,856,426)			1,555,867

Non-Agency Asset-Backed Securities – 2.45%
#Cabela's Master Credit Card Trust 2008-1A A1 144A 4.31% 12/16/13		360,000	334,131
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11		310,306	310,786
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		119,329	119,805
Series 2008-A A3 4.94% 4/25/14		330,000	318,065
@#Cendant Timeshare Receivables Funding 2004-1A A1 144A 3.67% 5/20/16		35,431	28,127
Chase Issuance Trust Series 2005-A7 A7 4.55% 3/15/13		205,000	206,162
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39		410,000	405,541
•Series 2007-A6 A6 1.34% 7/12/12		750,000	723,705
@Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36		400,000	209,835
CNH Equipment Trust
Series 2008-A A3 4.12% 5/15/12		105,000	105,696
Series 2008-A A4A 4.93% 8/15/14		170,000	168,474
Series 2008-B A3A 4.78% 7/16/12		170,000	171,423
@#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35		149	0
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		230,000	215,793
Discover Card Master Trust Series 2008-A4 A4 5.65% 12/15/15		450,000	426,791
@#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		365,000	265,770
Ford Credit Auto Owner Trust Series 2007-B A3A 5.15% 11/15/11		180,000	177,616
•#Golden Credit Card Trust Series 2008-3 A 144A 1.56% 7/15/17		100,000	92,380
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12		95,723	94,170
Series 2007-2 A3 5.10% 5/15/12		68,627	68,053
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12		121,157	123,142
Series 2008-A A3 4.93% 12/17/12		230,000	232,599
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12		205,000	200,180
•MBNA Credit Card Master Note Trust
Series 2005-A4 A4 0.60% 11/15/12		155,000	149,335
Series 2006-A3 A3 0.58% 8/15/12		155,000	150,680
@Mid-State Trust
Series 11 A1 4.864% 7/15/38		123,564	87,376
Series 2004-1 A 6.005% 8/15/37		75,315	53,317
#Series 2006-1 A 144A 5.787% 10/15/40		162,856	116,293
Nissan Auto Receivables Owner Trust Series 2009-A A3 3.20% 2/15/13		250,000	249,525
@Renaissance Home Equity Loan Trust
Series 2006-2 AF3 5.797% 8/25/36		175,000	128,354
πSeries 2007-2 AF2 5.675% 6/25/37		195,000	118,302
RSB Bondco Series 2007-A A2 5.72% 4/1/18		335,000	361,617
@=#Sail NIM Notes Series 2003-10A A 144A 7.50% 10/27/33		11,041	0
Structured Asset Securities
@πSeries 2001-SB1 A2 3.375% 8/25/31		205,294	168,790
•Series 2005-2XS 1A2A 4.51% 2/25/35		548,109	488,075
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		200,000	198,222
Total Non-Agency Asset-Backed Securities (Cost $7,923,674)			7,268,130
Non-Agency Collateralized Mortgage Obligations – 3.91%
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33		310,374	286,902
Series 2004-2 1A1 6.00% 3/25/34		318,836	269,217
Series 2004-10 1CB1 6.00% 11/25/34		28,339	25,346
Series 2004-11 1CB1 6.00% 12/25/34		480,316	357,536
@Series 2005-9 5A1 5.50% 10/25/20		163,728	129,754
@•Bank of America Funding Series 2006-F 1A2 5.19% 7/20/36		342,536	109,618
Bank of America Mortgage Securities
@•Series 2003-D 1A2 5.372% 5/25/33		1,160	790
•Series 2004-L 4A1 5.156% 1/25/35		350,037	295,070
Series 2005-9 2A1 4.75% 10/25/20		302,379	289,339
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		245,699	216,830
•Citigroup Mortgage Loan Trust Series 2007-AR8 1A3A 6.031% 8/25/37		480,800	234,285
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35		167,356	136,291
Series 2004-J8 1A1 7.00% 9/25/34		159,465	145,711
@Series 2005-57CB 4A3 5.50% 12/25/35		297,909	244,323
@π•Series 2005-63 3A1 5.886% 11/25/35		468,936	239,731
@Series 2005-85CB 2A2 5.50% 2/25/36		430,399	266,904
◆Countrywide Home Loan Mortgage Pass Through Trust
@•Series 2004-HYB4 M 4.571% 9/20/34		144,486	87,000
Series 2005-23 A1 5.50% 11/25/35		289,785	234,092
@Series 2006-1 A3 6.00% 3/25/36		91,753	49,948
@•Series 2006-HYB1 3A1 5.222% 3/20/36		194,577	95,402
@π•Series 2006-HYB3 3A1A 6.045% 5/20/36		414,096	228,934
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		43,654	39,889
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33		94,916	96,036
•Series 2004-AR5 4A1 5.708% 10/25/34		217,586	150,197
•Series 2007-AR3 2A2 6.298% 11/25/37		788,480	428,990
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.173% 5/25/35		388,131	248,193
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27		78,688	78,638
•Series 1999-3 A 8.00% 8/19/29		124,507	141,225
Series 2005-RP1 1A3 8.00% 1/25/35		264,928	245,268
Series 2005-RP1 1A4 8.50% 1/25/35		227,114	214,464
Series 2006-RP1 1A3 8.00% 1/25/36		124,972	105,625
@GSR Mortgage Loan Trust Series 2006-1F 5A2 6.00% 2/25/36		157,001	77,617
•JPMorgan Mortgage Trust
Series 2005-A4 1A1 5.395% 7/25/35		241,046	176,870
Series 2005-A6 1A2 5.14% 9/25/35		660,000	400,108
Series 2006-A2 3A3 5.676% 4/25/36		455,000	255,733
@Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		233,547	183,058
•MASTR ARM Trust
Series 2003-6 1A2 5.71% 12/25/33		57,510	47,841
Series 2005-6 7A1 5.336% 6/25/35		151,174	89,513
MASTR Alternative Loans Trust Series 2003-6 3A1 8.00% 9/25/33		44,622	44,299
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34		251,708	263,585
@•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		143,246	91,677
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32		139,732	126,195
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.04% 9/25/36		375,573	204,060
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34		230,493	189,642
@Series 2006-5 5A4 5.516% 6/25/36		96,921	27,812
•Structured Asset Securities
Series 2002-22H 1A 6.937% 11/25/32		44,359	41,203
@Series 2005-6 B2 5.333% 5/25/35		94,528	22,152
◆Washington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18		558,607	556,861
•Series 2006-AR10 1A1 5.931% 9/25/36		378,987	214,466
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 4.817% 9/25/34		65,590	52,305
@Series 2005-7 A2 5.25% 9/25/35		283,463	194,969
@Series 2005-11 1A3 5.50% 11/25/35		278,829	166,687
@•Series 2005-AR16 6A4 5.002% 10/25/35		532,700	213,949
Series 2006-2 3A1 5.75% 3/25/36		349,629	247,472
@Series 2006-4 2A3 5.75% 4/25/36		174,226	98,329
Series 2006-7 2A1 6.00% 6/25/36		816,193	607,553
•Series 2006-AR6 7A1 5.116% 3/25/36		823,884	548,260
@•Series 2006-AR11 A7 5.51% 8/25/36		406,900	122,222
@•Series 2006-AR14 2A4 6.081% 10/25/36		271,946	81,277
•Series 2006-AR19 A1 5.625% 12/25/36		278,032	182,381
Series 2007-8 2A6 6.00% 7/25/37		135,000	80,627
Series 2007-13 A7 6.00% 9/25/37		460,880	310,806
Total Non-Agency Collateralized Mortgage Obligations (Cost $17,169,733)			11,611,077
«Senior Secured Loans – 0.54%
ARAMARK
Synthetic LOC 4.344% 1/26/14		20,609	18,047
Term B 3.334% 1/26/14		324,392	284,065
Bausch & Lomb
Term B 4.709% 4/11/15		195,000	166,664
Term DD 3.604% 4/11/15		49,395	42,217
Community Health Systems
2.704% 7/25/14		15,531	13,449
Term B 3.48% 7/25/14		304,430	263,628
Dr Pepper Snapple 2.479% 4/10/13		258,750	240,637
Energy Futures Holdings Term B2 4.036% 10/10/14		317,224	210,310
Ford Motor Term B 3.556% 12/15/13		200,000	96,340
General Motors Term B 8.00% 11/29/13		252,096	106,511
HCA Term B 3.709% 11/18/13		199,982	170,068
Total Senior Secured Loans (Cost $1,688,549)			1,611,936

Sovereign Debt – 0.79%
Brazil – 0.07%
Federal Republic of Brazil 5.875% 1/15/19		215,000	210,163
			210,163
Colombia – 0.04%
Republic of Colombia 7.375% 3/18/19		107,000	107,268
			107,268
Germany – 0.39%
Bundesobligation 3.50% 4/12/13	EUR	833,500	1,169,930
			1,169,930
Mexico – 0.29%
Mexican Government 10.00% 11/20/36	MXN	7,792,000	645,825
United Mexican States 5.95% 3/19/19		230,000	225,400
			871,225
Total Sovereign Debt (Cost $2,321,244)			2,358,586

Supranational Banks – 0.54%
European Investment Bank
6.125% 1/23/17	AUD	180,000	130,660
7.75% 10/26/10	NZD	427,000	259,194
11.25% 2/14/13	BRL	1,295,000	561,478
Inter-American Development Bank 5.75% 6/15/11	AUD	350,000	252,128
International Bank for Reconstruction & Development 7.50% 7/30/14	NZD	660,000	411,649
Total Supranational Banks (Cost $2,056,085)			1,615,109
U.S. Treasury Obligations – 0.24%
U.S. Treasury Bond 4.50% 5/15/38		160,000	186,850
U.S. Treasury Notes
1.75% 3/31/14		190,000	190,713
1.875% 2/28/14		240,000	242,700
2.75% 2/15/19		80,000	80,463
Total U.S. Treasury Obligations (Cost $689,528)			700,726
		Number of
		Shares
Warrant – 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09		1,465	0
Total Warrant (Cost $124,625)			0

		Principal
		Amount¡
≠Discounted Commercial Paper – 4.98%
BNP Paribas Canada 0.284% 4/1/09		7,555,000	7,555,000
Hewlett-Packard 0.385% 4/7/09		3,000,000	2,999,810
Sanofi-Aventis 0.355% 4/22/09		1,750,000	1,749,643
Yale University 0.66% 6/10/09		2,500,000	2,495,434
Total Discounted Commercial Paper (Cost $14,801,293)			14,799,887
		Number of
		Shares
Short-Term Investment – 0.02%
Money Market Mutual Fund – 0.02%
Dreyfus Treasury & Agency Cash Management Fund		45,031	45,031
Total Short-Term Investment (Cost $45,031)			45,031

Total Value of Securities – 101.50%
(Cost $343,207,510)			301,587,615
Liabilities Net of Receivables and Other Assets (See Notes) – (1.50%)Δ			(4,449,146)
Net Assets Applicable to 29,589,161 Shares Outstanding – 100.00%			$297,138,469

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD – Australian Dollar
BRL – Brazilian Real
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
USD – United States Dollar

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of March 31, 2009.
‡Non-income producing security. Security is currently in default.
^Zero coupon security. The rate shown is the yield at the time of purchase.
@Illiquid security. At March 31, 2009, the aggregate amount of illiquid securities was $5,444,197, which represented 1.83% of the Fund’s net assets. See Note 5 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2009, the aggregate amount of Rule 144A securities was $8,561,560, which represented 2.88% of the Fund’s net assets. See Note 5 in "Notes."
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At March 31, 2009, the aggregate amount of restricted securities was $836,436, or 0.28% of the Fund's net assets. See Note 5 in “Notes.”
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
ΔIncludes $300,072 cash pledged as collateral for financial future contracts.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
GNMA – Government National Mortgage Association collateral
GSMPS – Goldman Sachs Reperforming Mortgage Securities
LOC – Letter of Credit
MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA – Insured by the Municipal Bond Insurance Association
NIM – Net Interest Margin
PIK – Pay-in-Kind
REMICs – Real Estate Mortgage Investment Conduits
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To be announced
yr – Year

The following foreign currency exchange contracts and financial futures contracts were outstanding at March 31, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(178,413)	USD	124,238	4/30/09	$492
BRL	(1,268,758)	USD	556,473	5/29/09	9,300
EUR	(42,941)	USD	58,114	5/29/09	1,063
EUR	(462,641)	USD	625,223	4/30/09	10,624
GBP	12,535	USD	(18,139)	5/29/09	(153)
JPY	5,764,109	USD	(58,638)	5/29/09	(348)
JPY	7,015,342	USD	(71,574)	5/29/09	(631)
MXN	(9,384,933)	USD	650,378	5/29/09	(4.856)
NOK	1,696,705	USD	(261,191)	4/30/09	(9,106)
NZD	(1,032,051)	USD	582,077	5/29/09	(4,499)
					$1,886

Financial Futures Contracts2

Contract	Notional	Notional		Unrealized
to Sell	Cost	Value	Expiration Date	Depreciation
(21)U.S. Treasury 10 yr Notes	$(2,549,741)	$(2,605,641)	6/19/09	$(55,900)

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Managed Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$347,561,248
Aggregate unrealized appreciation	20,593,816
Aggregate unrealized depreciation	(66,567,449)
Net unrealized depreciation	$(45,973,633)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $20,000,549 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

	Securities	Derivatives
Level 1	$183,657,685	$-
Level 2	115,855,074	(54,014)
Level 3	2,074,856	-
Total	$301,587,615	$(54,014)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/08	$2,401,601
Net realized gain (loss)	(152,825)
Net change in unrealized
appreciation/depreciation	290,815
Net purchases, sales and settlements	58,585
Net transfers in and/or out of Level 3	(523,320)
Balance as of 3/31/09	$2,074,856

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/09	$118,796

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Financial Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of March 31, 2009, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Proposed Fund Merger
On December 9, 2008, the Fund’s Board approved a proposal to merge the Fund into the LVIP Delaware Foundation Conservative Allocation Fund, a shell fund becoming effective on May 1, 2009.

The Fund will continue to accept purchases from shareholders (including reinvested dividends or capital gains) until the last business day before the proposed merger. A meeting of shareholders for the Fund is scheduled to be held on May 28, 2009 to vote on the merger. If approved by shareholders, the merger is expected to take place on June 12, 2009.

Schedule of Investments (Unaudited)

LVIP Money Market Fund

March 31, 2009
	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Agency Obligations – 2.75%
Federal Home Loan Bank 1.15% 4/16/10	$12,250,000	$12,250,000
Freddie Mac 1.25% 3/12/10	30,000,000	30,000,000
Total Agency Obligations (Cost $42,250,000)		42,250,000

Certificates of Deposit – 4.24%
Bank of Nova Scotia Housing 0.73% 5/18/09	20,000,000	20,000,000
Rabobank Nederland New York 0.85% 8/3/09	20,000,000	20,000,000
Toronto Dominion Bank New York 0.95% 12/22/09	25,000,000	25,000,000
Total Certificates of Deposit (Cost $65,000,000)		65,000,000

Commercial Paper – 80.52%
Colleges & Universities – 23.94%
≠Brown University 0.60% 6/3/09	5,000,000	4,994,750
≠Cornell University
0.40% 4/9/09	5,000,000	4,999,556
0.551% 5/19/09	20,000,000	19,985,333
0.551% 6/10/09	5,000,000	4,994,653
0.652% 6/17/09	10,000,000	9,986,097
0.601% 7/8/09	12,250,000	12,229,992
Emory University
0.55% 4/8/09	5,000,000	5,000,000
1.40% 4/7/09	30,000,000	30,000,000
Johns Hopkins University
0.50% 4/8/09	6,000,000	6,000,000
0.55% 6/1/09	6,988,000	6,988,000
0.60% 5/21/09	4,800,000	4,800,000
≠Leland Stanford Junior University
0.35% 4/16/09	15,000,000	14,997,813
0.35% 4/23/09	25,000,000	24,994,653
0.35% 5/6/09	17,500,000	17,494,045
Massachusetts Health & Educational Facilities Authority (Harvard University)
0.45% 6/2/09	10,000,000	10,000,000
0.45% 6/16/09	10,000,000	10,000,000
≠University of California
0.40% 6/12/09	5,000,000	4,996,000
0.501% 6/8/09	13,780,000	13,766,986
0.551% 6/5/09	9,750,000	9,740,318
0.551% 6/9/09	15,000,000	14,984,188
0.551% 6/11/09	5,000,000	4,994,576
0.601% 6/10/09	10,000,000	9,988,333
≠University of Chicago
0.601% 5/6/09	6,600,000	6,596,150
0.601% 5/12/09	14,750,000	14,739,921
≠Vanderbilt University
0.952% 4/7/09	10,000,000	9,998,417
1.154% 5/18/09	10,000,000	9,984,986
1.203% 5/8/09	15,000,000	14,981,500
1.254% 6/1/09	10,000,000	9,978,819
≠Yale University
0.651% 6/4/09	5,000,000	4,994,222
0.651% 6/11/09	50,000,000	49,935,902
		367,145,210
Consumer Products – 0.98%
≠Procter & Gamble International Finance 0.35% 4/13/09	15,000,000	14,998,250
		14,998,250

Financial Services – 6.99%
≠CME Group
0.35% 4/13/09	25,000,000	24,997,083
0.35% 5/5/09	3,250,000	3,248,926
0.38% 4/14/09	4,000,000	3,999,451
0.40% 4/3/09	20,000,000	19,999,556
≠Rabobank USA Finance 0.686% 6/11/09	15,000,000	14,979,735
Societe General North America 0.18% 4/1/09	40,000,000	40,000,000
		107,224,751
Industrials – 22.82%
≠BP Capital Markets 0.521% 8/3/09	25,000,000	24,955,222
≠ConocoPhillips
0.23% 4/1/09	36,000,000	36,000,001
0.23% 4/6/09	7,500,000	7,499,760
0.37% 7/1/09	20,000,000	19,981,294
≠Electricite de France 0.40% 4/9/09	19,750,000	19,748,244
≠Hewlett-Packard 0.501% 6/1/09	15,000,000	14,987,292
≠Johnson & Johnson
0.471% 8/31/09	15,000,000	14,970,233
1.207% 4/28/09	20,000,000	19,982,000
≠Koch Industries 0.26% 4/8/09	15,000,000	14,999,242
≠L'Oreal USA
0.30% 4/21/09	10,000,000	9,998,333
0.30% 4/22/09	5,000,000	4,999,125
0.32% 5/6/09	10,000,000	9,996,889
0.35% 4/8/09	10,000,000	9,999,319
≠Medtronic
0.30% 4/20/09	15,000,000	14,997,625
0.552% 8/7/09	15,000,000	14,970,667
≠Nokia
0.601% 5/28/09	7,600,000	7,592,780
1.002% 4/2/09	10,000,000	9,999,722
≠Northwest Natural Gas 0.752% 6/1/09	14,750,000	14,731,255
Shell International Finance
≠1.610% 4/15/09	20,000,000	19,987,556
2.016% 4/1/09	15,000,000	15,000,000
≠Statoil
0.40% 4/14/09	24,750,000	24,746,425
0.601% 5/11/09	10,000,000	9,993,333
≠Unilever Capital 0.651% 4/14/09	9,750,000	9,747,711
		349,884,028
Mortgage Bankers & Brokers – 17.05%
BNP Paribas Canada 0.28% 4/1/09	30,000,000	30,000,000
≠BNP Paribas Finance 0.611% 4/13/09	20,000,000	19,995,933
≠British Columbia Province of Canada 0.35% 7/30/09	19,500,000	19,477,250
≠European Investment Bank 0.26% 4/21/09	15,000,000	14,997,833
≠Goldman Sachs Group 0.18% 4/20/09	33,750,000	33,746,794
≠ING US Funding 0.42% 4/16/09	20,000,000	19,996,500
≠JPMorgan Chase Funding
0.40% 5/19/09	10,000,000	9,994,000
0.753% 8/12/09	15,000,000	14,958,438
≠KFW
0.43% 5/6/09	18,310,000	18,302,879
0.43% 5/8/09	25,000,000	24,988,951
Royal Bank of Canada
0.501% 5/22/09	20,000,000	19,985,833
0.551% 8/17/09	25,000,000	24,947,292
≠Scotiabanc 0.671% 6/2/09	10,000,000	9,988,461
		261,380,164
Pharmaceuticals – 8.74%
≠Merck 0.32% 4/28/09	22,380,000	22,374,629
≠Pfizer
0.36% 6/9/09	13,615,000	13,605,606
0.36% 6/11/09	15,000,000	14,989,350
≠Roche Holdings 0.30% 5/15/09	25,000,000	24,990,833
≠Sanofi-Aventis
0.28% 4/23/09	20,000,000	19,996,578
0.32% 5/7/09	13,000,000	12,995,840
0.35% 4/22/09	25,000,000	24,994,896
		133,947,732
Total Commercial Paper (Cost $1,234,580,135)		1,234,580,135
Corporate Bonds – 4.28%
Ameritech Capital Funding 6.25% 5/18/09	3,750,000	3,771,186
BellSouth 4.20% 9/15/09	10,000,000	10,102,328
Credit Suisse First Boston USA 4.125% 1/15/10	17,750,000	17,825,461
Goldman Sachs Group 6.65% 5/15/09	3,171,000	3,182,120
Morgan Stanley 4.00% 1/15/10	4,500,000	4,469,988
National City Bank 4.50% 3/15/10	5,900,000	5,905,866
PNC Funding 4.50% 3/10/10	14,500,000	14,492,624
Wells Fargo 4.20% 1/15/10	5,750,000	5,833,088
Total Corporate Bonds (Cost $65,582,661)		65,582,661
≠Discount Note – 3.25%
Freddie Mac 0.70% 9/25/09	50,000,000	49,827,917
Total Discount Note (Cost $49,827,917)		49,827,917
•Floating Rate Notes – 2.27%
Barclays Bank New York 2.41% 1/13/10	24,750,000	24,740,910
Procter & Gamble International Finance 1.486% 2/8/10	10,000,000	10,000,000
Total Floating Rate Notes (Cost $34,740,910)		34,740,910
≠U.S. Treasury Obligation – 2.08%
U.S. Treasury Bill 0.099% 4/16/09	31,935,000	31,933,669
Total U.S. Treasury Obligation (Cost $31,933,669)		31,933,669

Total Value of Securities – 99.39%
(Cost $1,523,915,292) ©		1,523,915,292
Receivables and Other Assets Net of Liabilities (See Notes) – 0.61%		9,413,507
Net Assets Applicable to 153,331,235 Shares Outstanding – 100.00%		$1,533,328,799

≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of March 31, 2009.
©Also the cost for federal income tax purposes.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Money Market Fund (Fund).

Security Valuation – Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest Income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$-
Level 2	1,523,915,292
Level 3	-
Total	$1,523,915,292

There were no Level 3 securities at the beginning or end of the period.

3. Credit Risk
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 38.87% of net assets at March 31, 2009. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

The Fund may also invest in securities exempt from registration under Section 4(2) of the Securities Act of 1933, which exempts from registration transactions by an issuer not involving any public offering. As of March 31, 2009, there were no Section 4(2) securities.

4. Guaranty Program
On April 8, 2009, the board of trustees of the LVIP Money Market Fund approved the participation of the fund in the extended term of the Temporary Guaranty Program for Money Market Funds (the “Program”) created by the U.S. Department of the Treasury. The Fund will bear the cost of participating in the Program. Subject to certain conditions and limitations, the Program guarantees to each shareholder as of September 19, 2008 the lesser of the value of his/her investment in the fund as of that date, or the value of the account at the time the net asset value of the fund falls below $9.95. The Program intends to protect those assets against loss if the fund liquidates its holdings and it is determined that shareholders would, absent the Program, receive less than $10 per share. The Program is scheduled to terminate on September 18, 2009. There can be no assurance that the fund will participate if the Program is extended beyond September 18, 2009.

Schedule of Investments (Unaudited)

LVIP Delaware Social Awareness Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.66%
Air Freight & Logistics – 0.99%
FedEx	116,900	$5,200,881
		5,200,881
Auto Components – 0.51%
Borg Warner	130,700	2,653,210
		2,653,210
Biotechnology – 4.16%
†Amgen	170,100	8,423,352
†Celgene	57,900	2,570,760
†Gilead Sciences	175,600	8,133,792
†Vertex Pharmaceuticals	91,900	2,640,287
		21,768,191
Chemicals – 1.43%
Airgas	221,600	7,492,296
		7,492,296
Commercial Banks – 3.10%
PNC Financial Services Group	166,600	4,879,714
U.S. Bancorp	349,200	5,101,812
Wells Fargo	440,700	6,275,568
		16,257,094
Communications Equipment – 5.84%
†Cisco Systems	1,059,600	17,769,492
QUALCOMM	328,800	12,793,608
		30,563,100
Computers & Peripherals – 5.60%
†Apple	106,200	11,163,744
†EMC	659,200	7,514,880
Hewlett-Packard	332,100	10,647,126
		29,325,750
Consumer Finance – 0.61%
Capital One Financial	260,900	3,193,416
		3,193,416
Containers & Packaging – 0.99%
†Owens-Illinois	357,600	5,163,744
		5,163,744
Diversified Consumer Services – 0.30%
Devry	33,000	1,589,940
		1,589,940
Diversified Financial Services – 0.43%
†Nasdaq OMX Group	116,000	2,271,280
		2,271,280
Diversified Telecommunications Services – 3.68%
Telefonos de Mexico ADR	222,300	3,343,392
Telemex Internacional ADR	222,300	2,038,491
Verizon Communications	460,700	13,913,140
		19,295,023
Electrical Equipment – 1.86%
Roper Industries	229,400	9,738,030
		9,738,030
Electronic Equipment Instruments & Components – 0.85%
†Mettler-Toledo International	86,700	4,450,311
		4,450,311
Energy Equipment & Services – 3.35%
†Exterran Holdings	164,600	2,636,892
†Nabors Industries	536,100	5,355,639
†National Oilwell Varco	332,400	9,543,204
		17,535,735
Food & Staples Retailing – 4.28%
CVS Caremark	423,700	11,647,513
Walgreen	414,500	10,760,420
		22,407,933
Food Products – 5.03%
General Mills	204,200	10,185,496
Heinz (H.J.)	304,500	10,066,770
Kellogg	166,400	6,095,232
		26,347,498
Gas Utilities – 1.45%
EQT	242,900	7,610,057
		7,610,057
Health Care Equipment & Supplies – 5.17%
Bard (C.R.)	65,600	5,229,632
Baxter International	135,500	6,940,310
†Gen-Probe	114,500	5,218,910
†Hologic	285,800	3,741,122
Medtronic	201,600	5,941,152
		27,071,126
Health Care Providers & Services – 1.96%
†Express Scripts	98,600	4,552,362
UnitedHealth Group	273,100	5,715,983
		10,268,345
Hotels, Restaurants & Leisure – 2.24%
Burger King Holdings	511,200	11,732,040
		11,732,040
Household Durables – 1.39%
†Jarden	573,100	7,261,177
		7,261,177
Household Products – 2.78%
Clorox	282,700	14,553,396
		14,553,396
Insurance – 3.71%
Berkley (W.R.)	216,600	4,884,330
Everest Re Group	78,400	5,550,720
Prudential Financial	176,000	3,347,520
Travelers	138,400	5,624,576
		19,407,146
Internet Software & Services – 2.47%
†Google Class A	37,200	12,947,832
		12,947,832
IT Services – 1.89%
Accenture Class A	161,500	4,439,635
Visa Class A	98,500	5,476,600
		9,916,235
Life Sciences Tools & Services – 0.88%
†Thermo Fisher Scientific	128,600	4,587,162
		4,587,162
Machinery – 1.20%
Lincoln Electric Holdings	197,600	6,261,944
		6,261,944
Media – 2.41%
Comcast Class A	656,900	8,960,116
†Viacom Class B	209,500	3,641,110
		12,601,226
Multiline Retail – 1.15%
†Kohl's	142,600	6,034,832
		6,034,832
Multi-Utilities – 2.70%
NSTAR	443,500	14,138,780
		14,138,780
Oil, Gas & Consumable Fuels – 3.03%
Chesapeake Energy	410,000	6,994,600
EOG Resources	162,200	8,882,072
		15,876,672
Pharmaceuticals – 5.83%
Allergan	235,100	11,228,376
†Forest Laboratories	332,200	7,295,112
Shire ADR	334,500	12,021,930
		30,545,418
Professional Services – 0.49%
†FTI Consulting	52,100	2,577,908
		2,577,908
Real Estate Investment Trusts – 0.52%
Host Hotels & Resorts	260,600	1,021,552
Simon Property Group	49,555	1,716,591
		2,738,143
Semiconductors & Semiconductor Equipment – 1.42%
Applied Materials	690,500	7,422,875
		7,422,875
Software & Services – 4.72%
†McAfee	170,800	5,721,800
Microsoft	814,700	14,966,039
†Symantec	269,600	4,027,824
		24,715,663
Specialty Retail – 2.31%
Guess	330,500	6,966,940
†Urban Outfitters	312,700	5,118,899
		12,085,839
Textiles, Apparel & Luxury Goods – 0.97%
Phillips-Van Heusen	223,600	5,071,248
		5,071,248
Wireless Telecommunication Services – 0.96%
†MetroPCS Communications	294,200	5,024,936
		5,024,936
Total Common Stock (Cost $594,516,112)		495,703,432
	Principal
	Amount
	(U.S. $)
≠Discount Note – 3.82%
Federal Home Loan Bank 0.25% 4/1/09	$20,000,000	20,000,000
Total Discount Note (Cost $20,000,000)		20,000,000

	Number of
	Shares
Short-Term Investment – 1.40%
Money Market Mutual Fund – 1.40%
Dreyfus Treasury & Agency Cash Management Fund	7,352,795	7,352,795
Total Short-Term Investment (Cost $7,352,795)		7,352,795
Total Value of Securities – 99.88%
(Cost $621,868,907)		523,056,227
Receivables and Other Assets Net of Liabilities (See Notes) – 0.12%		630,261
Net Assets Applicable to 25,864,944 Shares Outstanding – 100.00%		$523,686,488

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipts

_________________________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Social Awareness Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$625,611,877
Aggregate unrealized appreciation	41,815,968
Aggregate unrealized depreciation	(144,371,618)
Net unrealized depreciation	$(102,555,650)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$503,056,227
Level 2	20,000,000
Level 3	-
Total	$523,056,227

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)

LVIP Delaware Special Opportunities Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.04%
Aerospace & Defense – 1.52%
†Alliant Techsystems	30,900	$2,069,682
Goodrich	83,800	3,175,182
		5,244,864
Auto Components – 1.61%
Borg Warner	112,400	2,281,720
Johnson Controls	271,200	3,254,400
		5,536,120
Capital Markets – 3.20%
Federated Investors Class B	147,400	3,281,124
Northern Trust	77,500	4,636,050
Raymond James Financial	157,550	3,103,735
		11,020,909
Chemicals – 5.61%
Cytec Industries	220,300	3,308,906
FMC	220,400	9,508,056
PPG Industries	63,500	2,343,150
Sigma-Aldrich	110,000	4,156,900
		19,317,012
Commercial Banks – 5.36%
Associated Banc-Corp	163,300	2,521,352
Bank of Hawaii	171,300	5,649,474
First Horizon National	417,375	4,482,610
Marshall & Ilsley	164,100	923,883
Regions Financial	176,700	752,742
TCF Financial	256,000	3,010,560
Zions Bancorp	111,900	1,099,977
		18,440,598
Commercial Services & Supplies – 3.62%
Brink's	117,000	3,095,820
†Brinks Home Security Holdings	117,000	2,644,200
Donnelley (R.R.) & Sons	136,100	997,613
Manpower	83,400	2,629,602
Republic Services	180,450	3,094,718
		12,461,953
Communications Equipment – 0.50%
†Polycom	111,300	1,712,907
		1,712,907
Containers & Packaging – 1.88%
†Owens-Illinois	213,400	3,081,496
†Pactiv	231,700	3,380,503
		6,461,999
Diversified Consumer Services – 0.61%
Service International	603,300	2,105,517
		2,105,517
Diversified Telecommunications Services – 0.84%
CenturyTel	103,100	2,899,172
		2,899,172
Electric Utilities – 2.92%
Edison International	163,100	4,698,911
PPL	186,000	5,340,060
		10,038,971
Electrical Equipment – 0.77%
Rockwell Automation	121,300	2,649,192
		2,649,192
Electronic Equipment & Instruments – 1.53%
†Agilent Technologies	134,400	2,065,728
†Avnet	182,300	3,192,073
		5,257,801
Energy Equipment & Services – 1.48%
ENSCO International	123,100	3,249,840
Rowan	153,600	1,838,592
		5,088,432
Food Products – 2.71%
Archer-Daniels-Midland	44,500	1,236,210
Del Monte Foods	422,300	3,078,567
Hershey	60,000	2,085,000
†Smithfield Foods	143,900	1,361,294
Tyson Foods Class A	168,900	1,585,971
		9,347,042
Gas Utilities – 2.01%
EQT	129,100	4,044,703
Questar	98,000	2,884,140
		6,928,843
Health Care Equipment & Supplies – 1.34%
Becton Dickinson	68,700	4,619,388
		4,619,388
Health Care Providers & Services – 3.47%
McKesson	128,400	4,499,136
Omnicare	116,600	2,855,534
Universal Health Services Class B	119,900	4,596,966
		11,951,636
Hotels, Restaurants & Leisure – 0.93%
Marriott International Class A	154,800	2,532,528
Starwood Hotels & Resorts Worldwide	52,000	660,400
		3,192,928
Household Durables – 1.18%
Centex	63,200	474,000
D.R. Horton	165,533	1,605,670
Fortune Brands	80,200	1,968,910
		4,048,580
Household Products – 0.98%
†Energizer Holdings	68,000	3,378,920
		3,378,920
Insurance – 8.25%
American Financial Group	255,050	4,093,553
Berkley (W.R.)	354,550	7,995,102
Loews	186,000	4,110,600
Reinsurance Group of America	111,800	3,621,202
Stancorp Financial Group	89,200	2,031,976
Torchmark	89,700	2,352,831
Travelers	103,500	4,206,240
		28,411,504
IT Services – 1.23%
†Computer Sciences	114,600	4,221,864
		4,221,864
Leisure Equipment & Products – 1.03%
Eastman Kodak	126,000	478,800
Hasbro	123,000	3,083,610
		3,562,410
Life Sciences Tools & Services – 1.02%
†Thermo Fisher Scientific	98,500	3,513,495
		3,513,495
Machinery – 3.48%
Cummins	143,200	3,644,440
Eaton	43,600	1,607,096
Harsco	163,800	3,631,446
Parker Hannifin	90,750	3,083,685
		11,966,667
Media – 0.40%
Meredith	83,100	1,382,784
		1,382,784
Metals & Mining – 2.66%
Cliffs Natural Resources	173,100	3,143,496
Nucor	158,000	6,030,860
		9,174,356
Multiline Retail – 2.43%
†Dollar Tree	135,200	6,023,160
Macy's	230,000	2,047,000
†Saks	153,900	287,793
		8,357,953
Multi-Utilities – 5.66%
PG&E	133,100	5,087,082
Public Service Enterprise Group	198,200	5,840,954
Sempra Energy	107,000	4,947,680
Wisconsin Energy	88,000	3,622,960
		19,498,676
Oil, Gas & Consumable Fuels – 3.61%
El Paso	331,300	2,070,625
†Forest Oil	221,300	2,910,095
†Newfield Exploration	240,600	5,461,620
Williams	175,000	1,991,500
		12,433,840
Pharmaceuticals – 1.46%
†Watson Pharmaceuticals	161,800	5,033,598
		5,033,598
Real Estate Investment Trusts – 3.25%
Boston Properties	60,600	2,122,818
Brandywine Realty Trust	341,300	972,705
Highwoods Properties	255,800	5,479,236
Kimco Realty	117,600	896,112
Simon Property Group	49,443	1,712,694
		11,183,565
Road & Rail – 2.08%
Canadian National Railway	104,100	3,690,345
CSX	134,600	3,479,410
		7,169,755
Semiconductors & Semiconductor Equipment – 0.46%
National Semiconductor	154,800	1,589,796
		1,589,796
Software – 5.15%
†Adobe Systems	94,600	2,023,494
†Citrix Systems	85,400	1,933,456
†Compuware	502,800	3,313,452
†Sybase	175,400	5,312,866
†Synopsys	249,200	5,165,916
		17,749,184
Specialty Retail – 6.18%
Gap	320,300	4,160,697
PETsMART	173,000	3,626,080
Ross Stores	171,400	6,149,832
Sherwin-Williams	92,000	4,781,240
Tiffany & Co	118,700	2,559,172
		21,277,021
Textiles, Apparel & Luxury Goods – 1.14%
VF	68,800	3,929,168
		3,929,168
Tobacco – 1.48%
Reynolds American	142,000	5,089,280
		5,089,280
Total Common Stock (Cost $361,719,313)		327,247,700
	Principal
	Amount
	(U.S. $)
≠U.S. Treasury Obligation – 3.25%
U.S. Treasury Bill 0.049% 4/2/09	$11,175,000	11,174,985
Total U.S. Treasury Obligation (Cost $11,174,985)		11,174,985
≠Discounted Commercial Paper – 1.58%
BNP Paribas 0.280% 4/1/09	5,455,000	5,455,000
Total Discounted Commercial Paper (Cost $5,455,000)		5,455,000
	Number of
	Shares
Short-Term Investment – 0.06%
Money Market Mutual Fund – 0.06%
Dreyfus Treasury & Agency Cash Management Fund	213,666	213,666
Total Short-Term Investment (Cost $213,666)		213,666
Total Value of Securities – 99.93%
(Cost $378,562,964)		344,091,351
Receivables and Other Assets Net of Liabilities (See Notes) – 0.07%		246,657
Net Assets Applicable to 16,245,043 Shares Outstanding – 100.00%		$344,338,008

† Non income producing security
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Special Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$378,564,542
Aggregate unrealized appreciation	62,564,823
Aggregate unrealized depreciation	(97,038,014)
Net unrealized depreciation	$(34,473,191)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$338,636,351
Level 2	5,455,000
Level 3	-
Total	$344,091,351

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)

LVIP Wilshire Conservative Profile Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 94.64%
Equity Funds – 26.26%
†*Delaware VIP Trust–
Delaware VIP Small Cap Value Series	164,404	$2,646,904
Delaware VIP U.S. Growth Series	2,922,343	14,640,938
Delaware VIP Value Series	1,180,531	13,399,027
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	175,396	2,832,292
LVIP MFS Value Fund	1,548,148	23,494,691
LVIP T. Rowe Price Growth Stock Fund	1,660,677	17,674,590
		74,688,442
Fixed Income Funds – 57.24%
**Delaware Group Government Funds–Inflation Protected Bond Fund	2,114,605	20,934,592
†*Delaware VIP Trust–
Delaware VIP Diversified Income Series	9,951,179	92,545,968
Delaware VIP High Yield Series	1,393,186	6,074,292
*Lincoln Variable Insurance Products Trust–LVIP Delaware Bond Fund	3,671,053	43,248,674
		162,803,526
International Equity Funds – 11.14%
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	692,087	2,434,762
LVIP Marsico International Growth Fund	1,506,459	11,391,843
LVIP Mondrian International Value Fund	1,133,422	12,511,847
LVIP Templeton Growth Fund	312,590	5,356,234
		31,694,686
Total Affiliated Investment Companies (Cost $317,526,694)		269,186,654
Unaffiliated Investment Companies – 5.16%
Commodity Fund – 0.97%
**PIMCO Variable Insurance Products Trust–PIMCO CommodityRealReturn Strategy Portfolio	439,635	2,752,116
		2,752,116
International Fixed Income Fund – 4.19%
**Franklin Templeton Variable Insurance Products Trust–Global Income Securities Fund	685,763	11,925,423
		11,925,423
Total Unaffiliated Investment Companies (Cost $14,998,699)		14,677,539
Short-Term Investment – 0.53%
Money Market Mutual Fund – 0.53%
Dreyfus Treasury & Agency Cash Management Fund	1,492,432	1,492,432
Total Short-Term Investment (Cost $1,492,432)		1,492,432
Total Value of Securities – 100.33%
(Cost $334,017,825)		285,356,625
Liabilities Net of Receivables and Other Assets (See Notes) – (0.33%)		(929,807)
Net Assets Applicable to 30,969,570 Shares Outstanding – 100.00%		$284,426,818

†Non income producing security.
*Standard Class shares.
**Institutional Class shares.

______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire Conservative Profile Fund (Fund).

Security Valuation –The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$343,280,889
Aggregate unrealized appreciation	533,077
Aggregate unrealized depreciation	(58,457,341)
Net unrealized depreciation	$ (57,924,264)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$285,356,625
Level 2	-
Level 3	-
Total	$285,356,625

There were no Level 3 securities at the beginning or end of the period.

Schedule of Investments (Unaudited)

LVIP Wilshire Moderate Profile Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 95.90%
Equity Funds – 38.38%
†*Delaware VIP Trust–
Delaware VIP Small Cap Value Series	908,662	$14,629,460
Delaware VIP U.S. Growth Series	9,777,062	48,983,079
Delaware VIP Value Series	3,934,110	44,652,150
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	488,281	7,884,769
LVIP Capital Growth Fund	1,552,644	23,685,591
LVIP MFS Value Fund	5,233,775	79,427,771
LVIP Mid-Cap Value Fund	3,387,426	24,674,013
LVIP T. Rowe Price Growth Stock Fund	4,647,671	49,465,166
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,107,384	8,320,880
		301,722,879
Fixed Income Funds – 38.49%
**Delaware Group Government Funds–Inflation Protected Bond Fund	4,242,604	42,001,779
†*Delaware VIP Trust–
Delaware VIP Diversified Income Series	19,226,752	178,808,789
Delaware VIP High Yield Series	3,927,440	17,123,638
*Lincoln Variable Insurance Products Trust–LVIP Delaware Bond Fund	5,491,513	64,695,519
		302,629,725
International Equity Funds – 19.03%
†*Delaware VIP Trust–Delaware VIP Emerging Markets Series	2,299,829	25,459,106
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	3,851,953	13,551,172
LVIP Marsico International Growth Fund	6,284,243	47,521,442
LVIP Mondrian International Value Fund	4,372,747	48,270,756
LVIP Templeton Growth Fund	866,628	14,849,668
		149,652,144
Total Affiliated Investment Companies (Cost $996,778,231)		754,004,748
Unaffiliated Investment Companies – 4.18%
Commodity Fund – 0.97%
**PIMCO Variable Insurance Products Trust–PIMCO CommodityRealReturn Strategy Portfolio	1,220,901	7,642,839
		7,642,839
International Fixed Income Fund – 3.21%
**Franklin Templeton Variable Insurance Products Trust–Global Income Securities Fund	1,448,403	25,187,734
		25,187,734
Total Unaffiliated Investment Companies (Cost $34,215,725)		32,830,573
Total Value of Securities – 100.08%
(Cost $1,030,993,956)		786,835,321
Liabilities Net of Receivables and Other Assets (See Notes) – (0.08%)		(607,570)
Net Assets Applicable to 91,285,562 Shares Outstanding – 100.00%		$786,227,751

†Non income producing security.
*Standard Class shares.
**Institutional Class shares.

______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire Moderate Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,063,867,937
Aggregate unrealized appreciation	1,613,414
Aggregate unrealized depreciation	(278,646,030)
Net unrealized depreciation	$ (277,032,616)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$786,835,321
Level 2	-
Level 3	-
Total	$786,835,321

There were no Level 3 securities at the beginning or end of the period.

Schedule of Investments (Unaudited)

LVIP Wilshire Moderately Aggressive Profile Fund

March 31, 2009

	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 93.78%
Equity Funds – 49.85%
†*Delaware VIP Trust–
Delaware VIP Small Cap Value Series	603,177	$ 9,711,157
Delaware VIP U.S. Growth Series	8,546,321	42,817,068
Delaware VIP Value Series	3,441,911	39,065,692
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	647,392	10,454,092
LVIP Capital Growth Fund	1,356,245	20,689,525
LVIP MFS Value Fund	4,669,223	70,860,132
LVIP Mid-Cap Value Fund	1,488,973	10,845,682
LVIP T. Rowe Price Growth Stock Fund	3,553,616	37,821,137
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,450,287	10,897,460
		253,161,945
Fixed Income Funds – 16.89%
†*Delaware VIP Trust–
Delaware VIP Diversified Income Series	4,576,598	42,562,365
Delaware VIP High Yield Series	2,571,535	11,211,891
*Lincoln Variable Insurance Products Trust–LVIP Delaware Bond Fund	2,715,029	31,985,756
		85,760,012
International Equity Funds – 27.04%
*†Delaware VIP Trust–Delaware VIP Emerging Markets Series	2,010,634	22,257,718
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	2,521,336	8,870,060
LVIP Marsico International Growth Fund	6,200,738	46,889,978
LVIP Mondrian International Value Fund	4,491,847	49,585,501
LVIP Templeton Growth Fund	566,704	9,710,479
		137,313,736
Total Affiliated Investment Companies (Cost $706,282,852)		476,235,693
Unaffiliated Investment Companies – 6.29%
Commodity Fund – 1.97%
**PIMCO Variable Insurance Products Trust–PIMCO CommodityRealReturn Strategy Portfolio	1,596,337	9,993,073
		9,993,073
International Fixed Income Fund – 4.32%
**Franklin Templeton Variable Insurance Products Trust–Global Income Securities Fund	1,261,004	21,928,864
		21,928,864
Total Unaffiliated Investment Companies (Cost $34,074,850)		31,921,937
Total Value of Securities – 100.07%
(Cost $740,357,702)		508,157,630
Liabilities Net of Receivables and Other Assets (See Notes) – (0.07%)		(355,127)
Net Assets Applicable to 63,225,544 Shares Outstanding – 100.00%		$507,802,503

†Non income producing security.
*Standard Class shares.
**Institutional Class shares.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire Moderately Aggressive Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other– Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$ 768,773,868
Aggregate unrealized appreciation	1,056,736
Aggregate unrealized depreciation	(261,672,974)
Net unrealized depreciation	$ (260,616,238)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$508,157,630
Level 2	-
Level 3	-
Total	$508,157,630

There were no Level 3 securities at the beginning or end of the period.

Schedule of Investments (Unaudited)

LVIP Wilshire Aggressive Profile Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 97.88%
Equity Funds – 61.53%
†*Delaware VIP Trust–
Delaware VIP Small Cap Value Series	134,423	$ 2,164,208
Delaware VIP U.S. Growth Series	2,614,856	13,100,430
Delaware VIP Value Series	957,738	10,870,330
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	215,059	3,472,771
LVIP Capital Growth Fund	301,476	4,599,016
LVIP MFS Value Fund	1,108,931	16,829,137
LVIP Mid-Cap Value Fund	327,992	2,389,096
LVIP T. Rowe Price Growth Stock Fund	1,015,472	10,807,665
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	322,024	2,419,691
LVIP Value Opportunities Fund	373,053	2,131,251
		68,783,595
International Equity Funds – 36.35%
†*Delaware VIP Trust–Delaware VIP Emerging Markets Series	781,724	8,653,690
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	562,167	1,977,703
LVIP Marsico International Growth Fund	1,682,851	12,725,717
LVIP Mondrian International Value Fund	1,272,003	14,041,643
LVIP Templeton Growth Fund	188,944	3,237,553
		40,636,306
Total Affiliated Investment Companies (Cost $171,355,610)		109,419,901
Unaffiliated Investment Company – 1.99%
Commodity Fund – 1.99%
**PIMCO Variable Insurance Products Trust–PIMCO CommodityRealReturn Strategy Portfolio	354,598	2,219,785
Total Unaffiliated Investment Company (Cost $2,763,244)		2,219,785

Total Value of Securities – 99.87%
(Cost $174,118,854)		111,639,686
Receivables and Other Assets Net of Liabilities (See Notes) – 0.13%		142,657
Net Assets Applicable to 14,871,895 Shares Outstanding – 100.00%		$111,782,343

†Non income producing security.
*Standard Class shares.
**Institutional Class shares.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire Aggressive Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$185,283,988
Aggregate unrealized appreciation	186,168
Aggregate unrealized depreciation	(73,830,470)
Net unrealized depreciation	$(73,644,302)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$111,639,686
Level 2	-
Level 3	-
Total	$111,639,686

There were no Level 3 securities at the beginning or end of the period.

Schedule of Investments (Unaudited)

LVIP Wilshire 2010 Profile Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 94.70%
Equity Funds – 36.58%
†*Delaware VIP Trust –
Delaware VIP Small Cap Value Series	30,251	$487,039
Delaware VIP U.S. Growth Series	180,406	903,835
Delaware VIP Value Series	72,510	822,989
*Lincoln Variable Insurance Products Trust –
LVIP Baron Growth Opportunities Fund	21,700	350,409
LVIP Capital Growth Fund	34,325	523,624
LVIP Delaware Special Opportunities Fund	7,908	167,643
LVIP MFS Value Fund	105,252	1,597,303
LVIP T. Rowe Price Growth Stock Fund	102,519	1,091,112
LVIP Value Opportunities Fund	83,688	478,107
		6,422,061
Fixed Income Funds – 41.34%
**Delaware Group Government Funds – Inflation Protected Bond Fund	624,124	6,178,827
†*Delaware VIP Trust – Delaware VIP Diversified Income Series	116,063	1,079,382
		7,258,209
International Equity Funds – 16.78%
†*Delaware VIP Trust – Delaware VIP Emerging Markets Series	50,282	556,622
*Lincoln Variable Insurance Products Trust –
LVIP Cohen & Steers Global Real Estate Fund	211,745	744,919
LVIP Marsico International Growth Fund	92,944	702,843
LVIP Mondrian International Value Fund	55,638	614,193
LVIP Templeton Growth Fund	19,062	326,629
		2,945,206
Affiliated Investment Companies (Cost $19,225,213)		16,625,476
Unaffiliated Investment Companies – 5.18%
Commodity Fund – 0.96%
**PIMCO Variable Insurance Trust – PIMCO CommodityRealReturn Strategy Portfolio	27,049	169,327
		169,327
International Fixed Income Fund – 4.22%
**Franklin Templeton Variable Insurance Products Trust – Global Income Securities Fund	42,625	741,246
		741,246
Total Unaffiliated Investment Companies (Cost $917,084)		910,573
Total Value of Securities – 99.88%
(Cost $20,142,297)		17,536,049
Receivables and Other Assets Net of Liabilities (See Notes) – 0.12%		20,386
Net Assets Applicable to 2,334,081 Shares Outstanding – 100.00%		$17,556,435

*Standard Class shares.
**Institutional Class shares.
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire 2010 Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$22,899,918
Aggregate unrealized appreciation	-
Aggregate unrealized depreciation	(5,363,869)
Net unrealized depreciation	$(5,363,869)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$17,536,049
Level 2	-
Level 3	-
Total	$17,536,049

There were no Level 3 securities at the beginning or end of the period.

Schedule of Investments (Unaudited)

LVIP Wilshire 2020 Profile Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 94.95%
Equity Funds – 42.08%
†*Delaware VIP Trust–
Delaware VIP Small Cap Value Series	44,694	$719,581
Delaware VIP U.S. Growth Series	472,029	2,364,867
Delaware VIP Value Series	191,034	2,168,231
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	47,650	769,450
LVIP Capital Growth Fund	75,049	1,144,879
LVIP Delaware Special Opportunities Fund	51,349	1,088,497
LVIP MFS Value Fund	254,741	3,865,951
LVIP T. Rowe Price Growth Stock Fund	223,913	2,383,107
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	53,257	400,171
LVIP Value Opportunities Fund	185,756	1,061,222
		15,965,956
Fixed Income Funds – 33.79%
**Delaware Group Government Funds–Inflation Protected Bond Fund	979,781	9,699,833
†*Delaware VIP Trust – Delaware VIP Diversified Income Series	335,594	3,121,021
		12,820,854
International Equity Funds – 19.08%
†*Delaware VIP Trust–Delaware VIP Emerging Markets Series	110,679	1,225,214
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	376,082	1,323,058
LVIP Marsico International Growth Fund	254,344	1,923,349
LVIP Mondrian International Value Fund	152,929	1,688,178
LVIP Templeton Growth Fund	63,189	1,082,745
		7,242,544
Total Affiliated Investment Companies (Cost $44,799,271)		36,029,354
Unaffiliated Investment Companies – 5.22%
Commodity Fund – 0.99%
**PIMCO Variable Insurance Trust–PIMCO CommodityRealReturn Strategy Portfolio	59,796	374,326
		374,326
International Fixed Income Fund – 4.23%
**Franklin Templeton Variable Insurance Products Trust–Global Income Securities Fund	92,366	1,606,248
		1,606,248
Total Unaffiliated Investment Companies (Cost $2,007,416)		1,980,574

Short-Term Investment – 0.29%
Money Market Mutual Fund – 0.29%
Dreyfus Treasury & Agency Cash Management Fund	110,188	110,188
Total Short-Term Investment (Cost $110,188)		110,188
Total Value of Securities – 100.46%
(Cost $46,916,875)		38,120,116
Liabilities Net of Receivables and Other Assets (See Notes) – (0.46%)		(176,033)
Net Assets Applicable to 5,314,693 Shares Outstanding – 100.00%		$37,944,083

*Standard Class shares.
**Institutional Class shares.
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire 2020 Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$50,505,625
Aggregate unrealized appreciation	28,835
Aggregate unrealized depreciation	(12,414,344)
Net unrealized depreciation	$(12,385,509)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$38,120,116
Level 2	-
Level 3	-
Total	$38,120,116

There were no Level 3 securities at the beginning or end of the period.

Schedule of Investments (Unaudited)

LVIP Wilshire 2030 Profile Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 94.49%
Equity Funds – 48.30%
†*Delaware VIP Trust–
Delaware VIP Small Cap Value Series	34,057	$548,311
Delaware VIP U.S. Growth Series	417,017	2,089,256
Delaware VIP Value Series	169,089	1,919,163
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	36,097	582,893
LVIP Capital Growth Fund	75,704	1,154,859
LVIP Delaware Special Opportunities Fund	38,862	823,800
LVIP MFS Value Fund	211,407	3,208,312
LVIP T. Rowe Price Growth Stock Fund	225,192	2,396,714
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	40,039	300,856
LVIP Value Opportunities Fund	141,706	809,564
		13,833,728
Fixed Income Funds – 23.08%
**Delaware Group Government Funds–
Inflation Protected Bond Fund	460,344	4,557,408
†*Delaware VIP Trust–
Delaware VIP Diversified Income Series	220,787	2,053,322
	6,610,730
International Equity Funds – 23.11%
†*Delaware VIP Trust–Delaware VIP Emerging Markets Series	111,176	1,230,716
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	215,602	758,487
LVIP Marsico International Growth Fund	268,045	2,026,956
LVIP Mondrian International Value Fund	186,149	2,054,897
LVIP Templeton Growth Fund	31,981	547,988
		6,619,044
Total Affiliated Investment Companies (Cost $35,447,877)		27,063,502

Unaffiliated Investment Companies – 5.20%
Commodity Fund – 0.98%
**PIMCO Variable Insurance Trust–PIMCO CommodityRealReturn Strategy Portfolio	44,967	281,495
		281,495
International Fixed Income Fund – 4.22%
**Franklin Templeton Variable Insurance Products Trust–Global Income Securities Fund	69,471	1,208,099
		1,208,099
Total Unaffiliated Investment Companies (Cost $1,510,220)		1,489,594

Short-Term Investment – 0.08%
Money Market Mutual Fund – 0.08%
Dreyfus Treasury & Agency Cash Management Fund	21,735	21,735
Total Short-Term Investment (Cost $21,735)		21,735

Total Value of Securities – 99.77%
(Cost $36,979,832)		28,574,831
Receivables and Other Assets Net of Liabilities (See Notes) – 0.23%		66,421
Net Assets Applicable to 4,189,977 Shares Outstanding – 100.00%		$28,641,252

†Non income producing security.
*Standard Class shares.
**Institutional Class shares.
______________________________________________________________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire 2030 Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$38,287,732
Aggregate unrealized appreciation	25,712
Aggregate unrealized depreciation	(9,738,613)
Net unrealized depreciation	$ (9,712,901)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$28,574,831
Level 2	-
Level 3	-
Total	$28,574,831

There were no Level 3 securities at the beginning or end of the period.

Schedule of Investments (Unaudited)

LVIP Wilshire 2040 Profile Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 94.10%
Equity Funds – 55.54%
†*Delaware VIP Trust–
Delaware VIP Small Cap Value Series	20,775	$334,474
Delaware VIP U.S. Growth Series	327,358	1,640,065
Delaware VIP Value Series	132,416	1,502,917
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	21,960	354,615
LVIP Capital Growth Fund	46,201	704,796
LVIP Delaware Special Opportunities Fund	23,779	504,062
LVIP MFS Value Fund	150,596	2,285,441
LVIP T. Rowe Price Growth Stock Fund	137,523	1,463,652
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	48,566	364,924
LVIP Value Opportunities Fund	85,727	489,757
		9,644,703
Fixed Income Funds – 8.47%
**Delaware Group Government Funds–Inflation Protected Bond Fund	112,690	1,115,632
†*Delaware VIP Trust–Delaware VIP Diversified Income Series	38,236	355,593
		1,471,225
International Equity Funds – 30.09%
†*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	67,772	750,237
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	87,561	308,041
LVIP Marsico International Growth Fund	233,306	1,764,255
LVIP Mondrian International Value Fund	156,946	1,732,525
LVIP Templeton Growth Fund	39,112	670,182
		5,225,240
Total Affiliated Investment Companies (Cost $20,922,670)		16,341,168

Unaffiliated Investment Companies – 5.23%
Commodity Fund – 0.99%
**PIMCO Variable Insurance Trust–PIMCO CommodityRealReturn Strategy Portfolio	27,562	172,535
		172,535
International Fixed Income Fund – 4.24%
**Franklin Templeton Variable Insurance Products Trust–Global Income Securities Fund	42,303	735,655
		735,655
Total Unaffiliated Investment Companies (Cost $921,249)		908,190

Short-Term Investment – 1.43%
Money Market Mutual Fund – 1.43%
Dreyfus Treasury & Agency Cash Management Fund	248,009	248,009
Total Short-Term Investment (Cost $248,009)		248,009

Total Value of Securities – 100.76%
(Cost $22,091,928)		17,497,367
Liabilities Net of Receivables and Other Assets (See Notes) – (0.76%)		(132,591)
Net Assets Applicable to 2,803,936 Shares Outstanding – 100.00%		$17,364,776

†Non income producing security.
*Standard Class shares.
**Institutional Class shares.

______________________________________________________________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire 2040 Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$24,091,592
Aggregate unrealized appreciation	39,344
Aggregate unrealized depreciation	(6,633,569)
Net unrealized depreciation	$ (6,594,225)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$17,497,367
Level 2	-
Level 3	-
Total	$17,497,367

There were no Level 3 securities at the beginning or end of the period.

Schedule of Investments (Unaudited)

LVIP Cohen & Steers Global Real Estate Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 93.60%∆
Australia – 7.21%
±Commonwealth Property Office Fund	893,365	$561,959
±Dexus Property Group	2,640,422	1,375,372
±GPT Group	709,149	215,320
±Mirvac Group	1,124,723	660,060
±Westfield Group	742,721	5,147,781
		7,960,492
Canada – 3.18%
Boardwalk Real Estate Investment Trust	27,213	561,293
Brookfield Properties	182,700	1,048,698
Canadian Apartment Properties REIT	21,255	210,771
Canadian Real Estate Investment Trust	75,391	1,195,562
Cominar Real Estate Investment Trust	8,500	92,785
First Capital Realty	16,060	190,852
Primaris Retail Real Estate Investment Trust	29,097	209,592
		3,509,553
France – 6.37%
±Fonciere Des Regions	471	22,114
±Gecina	7,832	300,436
±Icade	17,025	1,205,351
±Mercialys	58	1,679
±Unibail-Rodamco	38,920	5,507,242
		7,036,822
Germany – 0.02%
±Alstria Office REIT	5,509	27,017
		27,017
■Hong Kong – 18.65%
±Agile Property Holdings	1,118,600	634,310
±China Overseas Land & Investment	1,513,160	2,371,598
±China Resources Land	840,000	1,300,512
±Country Garden Holdings	2,503,000	660,908
±Hang Lung Properties	510,700	1,201,474
±Henderson Land Development	304,038	1,159,373
±Hongkong Land Holdings	595,600	1,356,986
±Hysan Development	853,307	1,444,171
±Kerry Properties	324,500	782,125
±Link REIT	722,821	1,433,181
±New World China Land	516,400	175,703
±Sino Land	313,000	313,599
±Sun Hung Kai Properties	816,229	7,324,151
±Wharf Holdings	178,000	443,197
		20,601,288
Japan – 10.11%
±Aeon Mall	59,300	762,841
±Japan Prime Realty Investment	184	341,957
±Japan Real Estate Investment	98	752,931
±Japan Retail Fund Investment	81	310,298
±Mitsubishi Estate	361,000	4,095,713
±Mitsui Fudosan	233,600	2,562,818
±Nippon Building Fund	127	1,097,769
±Nomura Real Estate Office Fund	100	560,210
±NTT Urban Development	839	679,095
		11,163,632
Netherlands – 1.52%
±Corio	30,460	1,259,708
±Wereldhave	5,984	418,390
		1,678,098
Singapore – 2.57%
±Ascendas Real Estate Investment Trust	454,000	365,234
±CapitaLand	1,160,000	1,778,723
±CapitaMall Trust	465,700	405,642
±Keppel Land	306,000	292,130
		2,841,729
Sweden – 0.86%
±Castellum	156,862	881,501
±Wihlborgs Fastigheter	6,013	67,245
		948,746
Switzerland – 0.76%
±†PSP Swiss Property	19,976	841,997
		841,997
United Kingdom – 10.02%
±British Land	893,077	4,610,556
±Great Portland Estates	173,987	606,649
±Hammerson	413,035	1,503,747
±Land Securities Group	695,251	4,345,818
		11,066,770
United States – 32.33%
Acadia Realty Trust	66,956	710,403
AMB Property	157,335	2,265,624
American Campus Communities	56,664	983,687
Apartment Investment & Management Class A	124,904	684,474
AvalonBay Communities	11,452	539,025
Boston Properties	38,956	1,364,629
Corporate Office Properties Trust	11,419	283,534
Digital Realty Trust	39,051	1,295,712
EastGroup Properties	7,277	204,265
Equity Lifestyle Properties	34,537	1,315,860
Equity Residential	93,742	1,720,166
Federal Realty Investment Trust	33,488	1,540,448
HCP	116,502	2,079,561
Home Properties	25,486	781,146
Liberty Property Trust	86,552	1,639,295
Mack-Cali Realty	87,692	1,737,179
Nationwide Health Properties	59,070	1,310,763
Omega Healthcare Investors	74,312	1,046,313
Plum Creek Timber	19,769	574,685
ProLogis	30,143	195,930
PS Business Parks	15,288	563,363
Public Storage	54,779	3,026,540
Regency Centers	17,481	464,470
Simon Property Group	155,561	5,388,651
UDR	100,310	863,669
Ventas	60,031	1,357,301
Vornado Realty Trust	46,102	1,532,440
Washington Real Estate Investment Trust	14,148	244,760
		35,713,893
Total Common Stock (Cost $123,189,835)		103,390,037
Closed-End Fund – 0.31%
±ProLogis European Properties	189,958	340,347
Total Closed End Fund (Cost $730,445)		340,347
Right – 0.01%
United Kingdom – 0.01%
±Segro	246,914	16,967
Total Right (Cost $16,599)		16,967
Short-Term Investment – 4.98%
Money Market Mutual Fund – 4.98%
Dreyfus Treasury & Agency Management Fund	5,498,685	5,498,685
Total Short-Term Investment (Cost $5,498,685)		5,498,685

Total Value of Securities – 98.90%
(Cost $129,435,564)		109,246,036
Receivables and Other Assets Net of Liabilities (See Notes) – 1.10%		1,210,571
Net Assets Applicable to 31,385,493 Shares Outstanding – 100.00%		$110,456,607

∆Securities have been classified by country of origin.

†Non income producing security.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
±Security is being valued based on international fair value pricing.  At March 31, 2009, the aggregate amount of international fair value priced securities was $64,523,905, which represented 58.42% of the Fund’s net assets. See Note 1 in "Notes."

Summary of Abbreviations:
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
 JPY – Japanese Yen
 REIT – Real Estate Investment Trust
SEK – Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at March 31, 2009:

Foreign Currency Exchange Contracts1
					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
CAD	18,926	USD	(15,132)	4/2/09	$(118)
EUR	5,693	USD	(7,521)	4/1/09	42
EUR	(11,486)	USD	15,193	4/2/09	(67)
GBP	(391,367)	USD	553,197	4/1/09	(8,259)
HKD	989,378	USD	(127,662)	4/1/09	(7)
JPY	(10,997,013)	USD	110,701	4/2/09	(411)
JPY	(91,946,845)	USD	943,176	4/1/09	14,173
SEK	(99,154)	USD	11,821	4/1/09	(241)
SEK	(163,469)	USD	19,753	4/2/09	(131)
SGD	(13,557)	USD	8,896	4/1/09	(17)
SGD	(45,978)	USD	30,189	4/2/09	(39)
					$4,925

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Cohen & Steers Global Real Estate Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$175,908,155
Aggregate unrealized appreciation	2,127,295
Aggregate unrealized depreciation	(68,789,414)
Net unrealized depreciation	$(66,662,119)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $41,371,157 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $540,163 expires in 2015 and $40,830,994 expires in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009:

	Securities	Derivatives
Level 1	$44,722,131	$-
Level 2	64,523,905	4,925
Level 3	-	-
Total	$109,246,036	$4,925

As a result of utilizing international fair value pricing at March 31, 2009, the majority of the portfolio was categorized as Level 2 in the FAS 157 hierarchy.

There were no Level 3 securities at the beginning or end of the period.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

Schedule of Investments (Unaudited)

LVIP Baron Growth Opportunities Fund

March 31, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.24%
Capital Markets – 3.41%
Cohen & Steers	99,239	$1,107,507
Eaton Vance	122,364	2,796,018
Jefferies Group	150,000	2,070,000
†Riskmetrics Group	115,000	1,643,350
		7,616,875
Commercial Banks – 0.39%
Glacier Bancorp	22,553	354,308
†SVB Financial Group	25,551	511,275
		865,583
Commercial Services & Supplies – 4.18%
†Copart	147,000	4,360,020
†Covanta Holding	25,000	327,250
Ritchie Bros Auctioneers	190,700	3,545,113
†Tetra Tech	55,000	1,120,900
		9,353,283
Construction & Engineering – 1.63%
†AECOM Technology	140,000	3,651,200
		3,651,200
Distributors – 1.92%
†LKQ	300,000	4,281,000
		4,281,000
Diversified Consumer Services – 7.58%
DeVry	210,000	10,117,800
Strayer Education	38,000	6,835,060
		16,952,860
Diversified Financial Services – 2.12%
†MSCI Class A	280,750	4,747,483
		4,747,483
Electric Utilities – 1.70%
ITC Holdings	86,920	3,791,450
		3,791,450
Electronic Equipment & Instruments – 1.62%
†Mettler-Toledo International	70,493	3,618,406
		3,618,406
Energy Equipment & Services – 6.61%
Core Laboratories	35,000	2,560,600
†FMC Technologies	194,800	6,110,876
Helmerich & Payne	118,000	2,686,860
†IHS Class A	11,300	465,334
†SEACOR Holdings	50,800	2,962,148
		14,785,818
Food & Staples Retailing – 1.62%
Whole Foods Market	215,000	3,612,000
		3,612,000
Food Products – 2.17%
†Ralcorp Holdings	90,000	4,849,200
		4,849,200
Gas Utilities – 1.43%
Southern Union	210,000	3,196,200
		3,196,200
Health Care Equipment & Supplies – 6.63%
†Edwards Lifesciences	153,000	9,276,390
†Gen-Probe	64,500	2,939,910
†IDEXX Laboratories	75,000	2,593,500
		14,809,800
Health Care Providers & Services – 6.44%
†AMERIGROUP	218,400	6,014,736
†Community Health Systems	215,000	3,298,100
†PSS World Medical	77,500	1,112,125
†Skilled Healthcare Group	50,519	414,761
†VCA Antech	158,015	3,563,238
		14,402,960
Hotels, Restaurants & Leisure – 9.88%
†Cheesecake Factory	120,000	1,374,000
Choice Hotels International	150,000	3,873,000
†Panera Bread Class A	70,000	3,913,000
†Peet's Coffee & Tea	122,600	2,650,612
†Penn National Gaming	125,000	3,018,750
†Scientific Games Class A	18,513	224,192
†Sonic	165,000	1,653,300
†Vail Resorts	150,000	3,064,500
†Wynn Resorts	115,900	2,314,523
		22,085,877
Household Durables – 1.21%
†Mohawk Industries	90,429	2,701,114
		2,701,114
Household Products – 1.00%
Church & Dwight	42,600	2,224,998
		2,224,998
Insurance – 1.93%
†Arch Capital Group	80,000	4,308,800
		4,308,800
Internet & Catalog Retail – 1.55%
†Blue Nile	115,000	3,467,250
		3,467,250
Internet Software & Services – 2.65%
†Bankrate	45,000	1,122,750
†Equinix	61,550	3,456,032
†TechTarget	36,187	86,849
†WebMD Health Class A	56,180	1,252,814
		5,918,445
IT Services – 0.78%
†Gartner Group	158,443	1,744,457
		1,744,457
Life Sciences Tools & Services – 2.97%
†Charles River Laboratories International	93,000	2,530,530
†Covance	43,779	1,559,846
Techne	46,551	2,546,805
		6,637,181
Machinery – 1.65%
American Railcar Industries	110,728	844,855
Kaydon	47,000	1,284,510
Kennametal	96,000	1,556,160
		3,685,525
Media – 3.48%
Interactive Data	25,000	621,500
†Lamar Advertising Class A	150,000	1,462,500
†Marvel Entertainment	62,000	1,646,100
†Morningstar	118,858	4,059,001
		7,789,101
Oil, Gas & Consumable Fuels – 2.13%
†Encore Acquisition	204,100	4,749,407
		4,749,407
Professional Services – 1.10%
†CoStar Group	81,500	2,465,375
		2,465,375
Real Estate Investment Trusts – 0.97%
†Alexander's	12,700	2,163,826
		2,163,826
Real Estate Management & Development – 0.49%
†CB Richard Ellis Group Class A	272,600	1,098,578
		1,098,578
Road & Rail – 2.80%
†Genesee & Wyoming Class A	200,000	4,250,000
Landstar System	60,000	2,008,200
		6,258,200
Software – 2.80%
†ANSYS	130,000	3,263,000
†Concur Technologies	20,000	383,800
FactSet Research Systems	52,400	2,619,476
		6,266,276
Specialty Retail – 4.45%
†CarMax	136,000	1,691,840
†Dick's Sporting Goods	244,600	3,490,442
†J. Crew Group	151,117	1,991,722
Penske Auto Group	240,000	2,239,200
Tiffany & Co	25,000	539,000
		9,952,204
Textiles, Apparel & Luxury Goods – 2.79%
Polo Ralph Lauren	70,000	2,957,500
†Under Armour Class A	200,102	3,287,676
		6,245,176
Trading Company & Distributors – 1.11%
MSC Industrial Direct Class A	80,000	2,485,600
		2,485,600
Wireless Telecommunication Services – 0.05%
†SBA Communications Class A	5,120	119,296
		119,296
Total Common Stock (Cost $210,546,404)		212,900,804

Short-Term Investment – 4.91%
Money Market Mutual Fund – 4.91%
Dreyfus Treasury & Agency Cash Management Fund	10,976,760	10,976,760
Total Short-Term Investment (Cost $10,976,760)		10,976,760
Total Value of Securities – 100.15%
(Cost $221,523,164)		223,877,564
Liabilities Net of Receivables and Other Assets (See Notes) – (0.15%)		(329,925)
Net Assets Applicable to 13,900,996 Shares Outstanding – 100.00%		$223,547,639

†Non income producing security.

______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Baron Growth Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semiannually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$221,572,697
Aggregate unrealized appreciation	39,699,380
Aggregate unrealized depreciation	(37,394,513)
Net unrealized appreciation	$ 2,304,867

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $24,878,867 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized on the next page.

Level 1 - inputs are quoted prices in active markets

Level 2 - inputs are observable, directly or indirectly

Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$223,877,564
Level 2	-
Level 3	-
Total	$223,877,564

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)

LVIP Turner Mid-Cap Growth Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.36%
Aerospace & Defense – 1.14%
Precision Castparts	4,000	$239,600
		239,600
Air Freight & Logistics – 1.20%
Robinson (C.H.) Worldwide	5,540	252,679
		252,679
Airlines – 0.62%
†Continental Airlines Class B	14,720	129,683
		129,683
Beverages – 1.61%
Brown-Forman Class B	3,540	137,458
†Hansen Natural	5,590	201,240
		338,698
Biotechnology – 3.27%
†Alexion Pharmaceuticals	6,900	259,853
†Myriad Genetics	5,680	258,270
†United Therapeutics	2,550	168,530
		686,653
Capital Markets – 4.05%
BlackRock	1,400	182,056
Northern Trust	6,440	385,241
T. Rowe Price Group	9,790	282,539
		849,836
Chemicals – 2.33%
Airgas	3,910	132,197
CF Industries Holdings	2,110	150,084
Ecolab	5,940	206,297
		488,578
Commercial Services & Supplies – 3.23%
†Covanta Holding	7,560	98,960
Equifax	5,760	140,832
Robert Half International	9,730	173,486
†Stericycle	5,560	265,379
		678,657
Communications Equipment – 2.76%
†F5 Networks	16,140	338,133
†Juniper Networks	15,940	240,056
		578,189
Computers & Peripherals – 1.22%
†NetApp	17,190	255,100
		255,100
Construction & Engineering – 2.10%
†Jacobs Engineering Group	5,340	206,444
†Quanta Services	10,960	235,092
		441,536
Construction Materials – 0.82%
Martin Marietta Materials	2,170	172,081
		172,081
Diversified Consumer Services – 0.76%
†ITT Educational Services	1,320	160,274
		160,274
Diversified Financial Services – 1.53%
†IntercontinentalExchange	4,300	320,221
		320,221
Electric Utilities – 1.33%
PPL	9,740	279,635
		279,635
Electrical Equipment – 1.08%
AMETEK	3,525	110,227
†First Solar	870	115,449
		225,676
Energy Equipment & Services – 3.51%
†Cameron International	10,530	230,923
†Dresser-Rand Group	7,730	170,833
†Weatherford International	30,250	334,867
		736,623
Food & Staples Retailing – 1.29%
Whole Foods Market	16,090	270,312
		270,312
Gas Utilities – 0.72%
Questar	5,150	151,565
		151,565
Health Care Equipment & Supplies – 1.83%
†Intuitive Surgical	840	80,102
†St. Jude Medical	8,360	303,719
		383,821
Health Care Providers & Services – 3.68%
Aetna	4,270	103,889
AmerisourceBergen	4,700	153,502
†DaVita	3,970	174,482
†Express Scripts	5,090	235,005
Omnicare	4,280	104,817
		771,695
Hotels, Restaurants & Leisure – 5.95%
Darden Restaurants	10,020	343,286
Starwood Hotels & Resorts Worldwide	14,690	186,563
†WMS Industries	10,595	221,541
†Wynn Resorts	8,760	174,937
Yum Brands	11,750	322,891
		1,249,218
Household Durables – 2.40%
Pulte Homes	26,460	289,208
†Toll Brothers	11,790	214,106
		503,314
Household Products – 0.83%
Clorox	3,370	173,488
		173,488
Insurance – 0.76%
Aon	3,890	158,790
		158,790
Internet & Catalog Retail – 0.74%
†priceline.com	1,980	155,984
		155,984
Internet Software & Services – 2.02%
†Omniture	11,990	158,148
†VeriSign	6,610	124,731
†VistaPrint	5,100	140,199
		423,078
IT Services – 1.33%
Paychex	10,860	278,776
		278,776
Life Sciences Tools & Services – 1.50%
†Illumina	8,430	313,933
		313,933
Machinery – 2.71%
Cummins	7,800	198,510
†ESCO Technologies	4,140	160,218
Parker Hannifin	6,150	208,977
		567,705
Media – 0.35%
Cablevision Systems Class A	5,740	74,276
		74,276
Metals & Mining – 2.07%
Alcoa	13,890	101,953
Nucor	3,240	123,671
Steel Dynamics	23,670	208,532
		434,156
Multiline Retail – 3.00%
†Kohl's	10,790	456,632
Nordstrom	10,290	172,358
		628,990
Oil, Gas & Consumable Fuels – 4.86%
Consol Energy	10,500	265,020
†PetroHawk Energy	10,450	200,954
Range Resources	6,610	272,068
†Southwestern Energy	9,460	280,867
		1,018,909
Personal Products – 1.14%
Alberto-Culver	10,610	239,892
		239,892
Pharmaceuticals – 1.62%
Allergan	7,120	340,051
		340,051
Real Estate Investment Trusts – 0.71%
Digital Realty Trust	4,480	148,646
		148,646
Semiconductors & Semiconductor Equipment – 9.43%
Altera	20,990	368,376
ASML Holding	6,060	106,111
†Atheros Communications	10,770	157,888
†Broadcom Class A	18,380	367,232
KLA-Tencor	12,070	241,400
†Lam Research	11,060	251,836
†PMC-Sierra	32,580	207,860
†Varian Semiconductor Equipment Associates	12,807	277,400
		1,978,103
Software – 6.28%
†Activision Blizzard	20,580	215,267
†Adobe Systems	12,170	260,316
†BMC Software	3,770	124,410
†Check Point Software Technologies	7,100	157,691
†McAfee	12,080	404,681
†salesforce.com	4,730	154,813
		1,317,178
Specialty Retail – 5.39%
Best Buy	6,630	251,675
†GameStop Class A	11,240	314,945
Guess	14,150	298,282
†Urban Outfitters	16,300	266,831
		1,131,733
Textiles, Apparel & Luxury Goods – 1.91%
†Coach	9,430	157,481
†Deckers Outdoor	4,580	242,923
		400,404
Trading Company & Distributors – 0.73%
Fastenal	4,770	153,379
		153,379
Wireless Telecommunication Services – 2.55%
†American Tower Class A	8,260	251,352
†MetroPCS Communications	16,580	283,186
		534,538
Total Common Stock (Cost $24,990,633)		20,635,653

Short-Term Investment – 2.04%
Money Market Mutual Fund – 2.04%
Dreyfus Treasury & Agency Cash Management Fund	427,087	427,087
Total Short-Term Investment (Cost $427,087)		427,087

Total Value of Securities – 100.40%
(Cost $25,417,720)		21,062,740
Liabilities Net of Receivables and Other Assets (See Notes) – (0.40%)		(83,963)
Net Assets Applicable to 3,680,437 Shares Outstanding – 100.00%		$20,978,777

†Non income producing security.

______________________________________________________________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Turner Mid-Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-ended investment companies are valued at their published net asset value.  Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.   The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semiannually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$25,803,555
Aggregate unrealized appreciation	$742,986
Aggregate unrealized depreciation	(5,483,801)
Net unrealized depreciation	$(4,740,815)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $6,043,583 may be carried forward and applied against future capital gains.  Such capital loss carryforwards expire in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$21,062,740
Level 2	-
Level 3	-
Total	$21,062,740

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests a significant portion of its assets in mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies.  Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)

LVIP T. Rowe Price Growth Stock Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.57%
Aerospace & Defense – 0.72%
Lockheed Martin	20,200	$1,394,406
		1,394,406
Air Freight & Logistics – 1.61%
Expeditors International of Washington	50,700	1,434,303
United Parcel Service Class B	34,100	1,678,402
		3,112,705
Beverages – 2.67%
Coca Cola	36,600	1,608,570
PepsiCo	68,920	3,548,002
		5,156,572
Biotechnology – 4.37%
†Amgen	22,300	1,104,296
†Celgene	27,900	1,238,760
†Gilead Sciences	131,400	6,086,448
		8,429,504
Capital Markets – 2.71%
BlackRock	6,500	845,260
Charles Schwab	39,600	613,800
Franklin Resources	15,700	845,759
Goldman Sachs Group	12,050	1,277,541
Northern Trust	18,400	1,100,688
State Street	17,300	532,494
		5,215,542
Chemicals – 2.07%
Monsanto	12,700	1,055,370
Praxair	43,500	2,927,115
		3,982,485
Communications Equipment – 5.21%
†Cisco Systems	166,800	2,797,236
†Juniper Networks	70,900	1,067,754
QUALCOMM	113,900	4,431,849
†Research in Motion	40,600	1,748,642
		10,045,481
Computers & Peripherals – 4.89%
†Apple	81,800	8,598,816
†EMC	71,800	818,520
		9,417,336
Consumer Finance – 0.26%
Redecard	40,700	493,402
		493,402
Diversified Consumer Services – 0.94%
†Apollo Group Class A	23,100	1,809,423
		1,809,423
Energy Equipment & Services – 2.66%
†Cameron International	38,600	846,498
Schlumberger	81,600	3,314,592
Smith International	45,200	970,896
		5,131,986
Food & Staples Retailing – 4.11%
Costco Wholesale	39,900	1,848,168
CVS Caremark	83,117	2,284,886
Sysco	41,120	937,536
Wal-Mart Stores	54,800	2,855,080
		7,925,670
Food Products – 1.78%
±Groupe Danone	32,608	1,586,759
±Nestle	54,690	1,847,343
		3,434,102
Health Care Equipment & Supplies – 6.23%
Baxter International	30,800	1,577,576
Becton, Dickinson	29,200	1,963,408
Covidien	52,925	1,759,227
DENTSPLY International	28,100	754,485
†Intuitive Surgical	2,300	219,328
Medtronic	107,800	3,176,865
†St. Jude Medical	41,200	1,496,796
Stryker	31,100	1,058,644
		12,006,329
Health Care Providers & Services – 6.04%
†Express Scripts Class A	54,100	2,497,797
McKesson	37,300	1,306,992
†Medco Health Solutions	142,500	5,890,950
†WellPoint	51,060	1,938,748
		11,634,487
Hotels, Restaurants & Leisure – 1.58%
McDonald's	25,500	1,391,535
Yum! Brands	59,900	1,646,052
		3,037,587
Household Durables – 0.77%
†Dolby Laboratories Class A	43,700	1,490,607
		1,490,607
Household Products – 1.31%
Procter & Gamble	53,507	2,519,645
		2,519,645
Industrial Conglomerates – 0.35%
3M	13,600	676,192
		676,192
Internet & Catalog Retail – 5.10%
†Amazon.com	115,800	8,504,352
†Expedia	66,623	604,937
†priceline.com	9,100	716,898
		9,826,187
Internet Software & Services – 4.56%
†Google Class A	16,500	5,742,990
±Tencent Holdings	166,000	1,228,358
†VeriSign	96,300	1,817,181
		8,788,529
IT Services – 5.70%
Accenture Class A	98,950	2,720,136
Automatic Data Processing	66,700	2,345,172
†Fiserv	34,400	1,254,224
Mastercard Class A	5,700	954,636
Visa Class A	28,200	1,567,920
Western Union	170,700	2,145,699
		10,987,787
Machinery – 3.81%
Danaher	119,520	6,480,374
Deere & Co.	26,300	864,481
		7,344,855
Media – 2.10%
McGraw-Hill Companies	116,500	2,664,355
Shaw Communications Class B	91,600	1,387,740
		4,052,095
Metals & Mining – 0.75%
Agnico-Eagle Mines	3,300	187,836
±BHP Billiton	57,259	1,265,310
		1,453,146
Multiline Retail – 0.57%
†Dollar Tree	24,700	1,100,385
		1,100,385
Oil, Gas & Consumable Fuels – 4.31%
Chevron	11,300	759,812
EOG Resources	23,400	1,281,384
Exxon Mobil	50,200	3,418,620
Murphy Oil	20,400	913,308
Occidental Petroleum	1,700	94,605
Petroleo Brasiliero ADR	74,900	1,835,050
		8,302,779
Pharmaceuticals – 4.62%
Allergan	56,700	2,707,992
†Elan ADR	98,000	650,720
±Novo Nordisk Class B	20,747	994,600
Teva Pharmaceutical Industries ADR	26,700	1,202,835
Wyeth	77,700	3,344,208
		8,900,355
Road & Rail – 0.19%
Union Pacific	9,000	369,990
		369,990
Semiconductors & Semiconductor Equipment – 1.19%
†Broadcom Class A	33,800	675,324
†Marvell Technology Group	175,900	1,611,244
		2,286,568
Software – 4.02%
†Autodesk	78,600	1,321,266
†McAfee	51,900	1,738,650
Microsoft	220,165	4,044,431
†salesforce.com	19,900	651,327
		7,755,674
Specialty Retail – 2.30%
†AutoZone	18,200	2,959,684
Lowe's Companies	36,200	660,650
TJX Companies	31,700	812,788
		4,433,122
Textiles, Apparel & Luxury Goods – 0.95%
NIKE Class B	39,200	1,838,088
		1,838,088
Wireless Telecommunication Services – 5.12%
†American Tower Class A	112,900	3,435,547
†Crown Castle International	168,800	3,445,208
†Leap Wireless International	32,800	1,143,736
†MetroPCS Communications	107,700	1,839,516
		9,864,007
Total Common Stock (Cost $236,437,292)		184,217,028

Short-Term Investment – 4.79%
Money Market Mutual Fund – 4.79%
Dreyfus Treasury & Agency Cash Management Fund	9,229,770	9,229,770
Total Short-Term Investment (Cost $9,229,770)		9,229,770

Total Value of Securities – 100.36%
(Cost $245,667,062)		193,446,798
Liabilities Net of Receivables and Other Assets (See Notes) – (0.36%)		(697,708)
Net Assets Applicable to 18,110,245 Shares Outstanding – 100.00%		$192,749,090

†Non income producing security.
±Security is being valued based on international fair value pricing. At March 31, 2009, the aggregate amount of international fair value priced securities was $6,922,370, which represented 3.59% of the Fund's net assets. See Note 1 in "Notes."

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP T. Rowe Price Growth Stock Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$248,239,592
Aggregate unrealized appreciation	3,190,265
Aggregate unrealized depreciation	(57,983,059)
Net unrealized depreciation	$(54,792,794)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $73,228,044 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $13,312,950 expires in 2009, $38,367,688 expires in 2010, $2,424,292 expires in 2011, and $19,123,114 expires in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$186,524,428
Level 2	6,922,370
Level 3	-
Total	$193,446,798
There were no Level 3 securities at the beginning or end of the period.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No foreign currency exchange contracts were outstanding as of March 31, 2009.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)

LVIP Capital Growth Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.65%
Aerospace & Defense – 7.79%
General Dynamics	33,040	$1,374,134
Honeywell International	68,550	1,909,803
Lockheed Martin	43,150	2,978,644
Precision Castparts	42,530	2,547,547
Raytheon	74,200	2,889,348
		11,699,476
Beverages – 0.69%
PepsiCo	20,060	1,032,689
		1,032,689
Biotechnology – 0.76%
†Genzyme	19,230	1,142,070
		1,142,070
Capital Markets – 1.33%
Goldman Sachs Group	18,900	2,003,778
		2,003,778
Chemicals – 2.18%
Monsanto	28,050	2,330,955
Mosaic	22,560	947,069
		3,278,024
Communications Equipment – 5.84%
†Cisco Systems	272,090	4,562,950
†Juniper Networks	18,540	279,212
QUALCOMM	89,200	3,470,772
†Research in Motion	10,430	449,220
		8,762,154
Computers & Peripherals – 6.86%
†Apple	6,500	683,280
Hewlett Packard	147,270	4,721,476
International Business Machines	29,510	2,859,224
†NetApp	137,720	2,043,765
		10,307,745
Diversified Consumer Services – 1.96%
†Apollo Group Class A	37,650	2,949,125
		2,949,125
Diversified Financial Services – 1.12%
Moody's	73,170	1,677,056
		1,677,056
Electrical Equipment – 2.34%
ABB ADR	107,310	1,495,901
Emerson Electric	32,620	932,280
†±Vestas Wind Systems	24,611	1,081,021
		3,509,202
Energy Equipment & Services – 5.93%
Halliburton	114,380	1,769,459
†National Oilwell Varco	72,250	2,074,298
Schlumberger	84,570	3,435,233
†Transocean	27,754	1,633,045
		8,912,035
Food & Staples Retailing – 1.02%
Supervalu	107,480	1,534,814
		1,534,814
Food Products – 2.03%
±Nestle	90,058	3,042,018
		3,042,018
Health Care Equipment & Supplies – 4.51%
Covidien	74,010	2,460,092
Medtronic	72,970	2,150,426
†St. Jude Medical	59,290	2,154,006
		6,764,524
Health Care Providers & Services – 1.50%
UnitedHealth Group	107,500	2,249,975
		2,249,975
Industrial Conglomerates – 0.81%
Siemens ADR	21,260	1,211,182
		1,211,182
Insurance – 2.96%
Aon	49,120	2,005,078
Marsh & McLennan	120,570	2,441,543
		4,446,621
Internet Software & Services – 2.27%
†Google Class A	5,220	1,816,873
†VeriSign	84,630	1,596,968
		3,413,841
IT Services – 5.66%
Accenture Class A	73,260	2,013,917
Automatic Data Processing	18,970	666,985
Visa Class A	39,800	2,212,880
Western Union	287,140	3,609,350
		8,503,132
Machinery – 5.49%
Caterpillar	62,120	1,736,875
Cummins	62,050	1,579,173
Deere & Co.	70,980	2,333,112
Eaton	26,980	994,483
Illinois Tool Works	51,700	1,594,945
		8,238,588
Media – 1.14%
†Viacom Class B	98,160	1,706,021
		1,706,021
Metals & Mining – 1.08%
BHP Billiton ADR	16,150	720,290
Newmont Mining	20,040	896,990
		1,617,280
Multiline Retail – 1.81%
Target	79,120	2,720,937
		2,720,937
Oil, Gas & Consumable Fuels – 3.45%
Hess	25,400	1,376,680
Occidental Petroleum	51,600	2,871,540
Petroleo Brasileiro ADR	30,590	932,077
		5,180,297
Pharmaceuticals – 3.43%
Abbott Laboratories	45,700	2,179,890
Teva Pharmaceutical Industries ADR	65,930	2,970,147
		5,150,037
Semiconductors & Semiconductor Equipment – 4.04%
Altera	126,800	2,225,339
Analog Devices	67,810	1,306,699
Texas Instruments	115,860	1,912,849
Xilinx	32,810	628,640
		6,073,527
Software – 10.50%
†BMC Software	79,449	2,621,817
†Electronics Arts	20,670	375,987
†McAfee	56,640	1,897,440
Microsoft	278,100	5,108,697
±Nintendo	6,070	1,775,848
†Oracle	220,750	3,988,953
		15,768,742
Specialty Retail – 4.03%
Staples	173,090	3,134,660
TJX Companies	113,640	2,913,730
		6,048,390
Textiles, Apparel & Luxury Goods – 1.69%
†Coach	76,850	1,283,395
NIKE Class B	26,880	1,260,403
		2,543,798
Wireless Telecommunication Services – 1.43%
†MetroPCS Communications	125,967	2,151,516
		2,151,516
Total Common Stock (Cost $182,170,980)		143,638,594

Short-Term Investment – 4.56%
Money Market Mutual Fund – 4.56%
Dreyfus Treasury & Agency Cash Management Fund	6,849,388	6,849,388
Total Short-Term Investment (Cost $6,849,388)		6,849,388
Total Value of Securities – 100.21%
(Cost $189,020,368)		150,487,982
Liabilities Net of Receivables and Other Assets (See Notes) – (0.21%)		(310,455)
Net Assets Applicable to 9,845,256 Shares Outstanding – 100.00%		$150,177,527

†Non income producing security.
±Security is being valued based on international fair value pricing. At March 31, 2009, the aggregate amount of international fair value priced securities was $5,898,887, which represented 3.93% of the Fund's net assets. See Note 1 in "Notes."

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Capital Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$195,149,063
Aggregate unrealized appreciation	1,113,946
Aggregate unrealized depreciation	(45,775,027)
Net unrealized depreciation	$(44,661,081)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $33,388,980 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $14,024,321 expires in 2011 and $19,364,659 expires in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$144,589,095
Level 2	5,898,887
Level 3	-
Total	$150,487,982

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)

LVIP SSgA S&P 500 Index Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.28%
Aerospace & Defense – 2.56%
Boeing	42,018	$1,495,000
General Dynamics	23,094	960,479
Goodrich	7,483	283,531
Honeywell International	43,801	1,220,296
L-3 Communications Holdings	6,879	466,396
Lockheed Martin	19,408	1,339,734
Northrop Grumman	18,989	828,680
Precision Castparts	8,060	482,794
Raytheon	23,746	924,669
Rockwell Collins	9,167	299,211
United Technologies	55,300	2,376,795
		10,677,585
Air Freight & Logistics – 1.08%
Expeditors International of Washington	12,171	344,318
FedEx	18,140	807,049
Robinson (C.H.) Worldwide	10,025	457,240
United Parcel Service Class B	58,691	2,888,770
		4,497,377
Airlines – 0.06%
Southwest Airlines	41,962	265,619
		265,619
Auto Components – 0.13%
†Goodyear Tire & Rubber	16,280	101,913
Johnson Controls	36,255	435,060
		536,973
Automobiles – 0.16%
†Ford Motor	145,847	383,577
General Motors	41,537	80,582
Harley-Davidson	15,093	202,095
		666,254
Beverages – 2.69%
Brown-Forman Class B	5,941	230,689
Coca Cola	117,130	5,147,863
Coca-Cola Enterprises	19,809	261,281
†Constellation Brands Class A	11,250	133,875
†Dr Pepper Snapple Group	15,300	258,723
Molson Coors Brewing Class B	8,560	293,437
Pepsi Bottling Group	7,384	163,482
PepsiCo	91,547	4,712,839
		11,202,189
Biotechnology – 2.19%
†Amgen	61,105	3,025,921
†Biogen Idec	17,069	894,757
†Celgene	26,701	1,185,524
†Cephalon	4,000	272,400
†Genzyme	16,142	958,673
†Gilead Sciences	53,189	2,463,714
†Life Technologies	10,066	326,944
		9,127,933
Building Products – 0.03%
Masco	18,427	128,620
		128,620
Capital Markets – 2.50%
Ameriprise Financial	13,206	270,591
Bank of New York Mellon	67,534	1,907,836
†E*Trade Financial	29,758	38,090
Federated Investors Class B	4,690	104,399
Franklin Resources	8,464	455,956
Goldman Sachs Group	27,005	2,863,069
Invesco	22,600	313,236
Janus Capital Group	6,511	43,298
Legg Mason	7,233	115,005
Morgan Stanley	63,206	1,439,201
Northern Trust	13,317	796,623
Schwab (Charles)	54,993	852,392
¤State Street	25,399	781,781
T. Rowe Price Group	15,478	446,695
		10,428,172
Chemicals – 1.96%
Air Products & Chemicals	12,404	697,725
CF Industries Holdings	2,930	208,411
Dow Chemical	52,213	440,156
duPont (E.I.) deNemours	52,963	1,182,664
Eastman Chemical	4,524	121,243
Ecolab	9,839	341,708
International Flavors & Fragrances	4,372	133,171
Monsanto	32,166	2,672,994
PPG Industries	9,333	344,388
Praxair	18,033	1,213,441
Rohm & Haas	7,088	558,818
Sigma-Aldrich	7,454	281,687
		8,196,406
Commercial Banks – 1.84%
BB&T	33,578	568,140
Comerica	7,861	143,935
Fifth Third Bancorp	28,837	84,204
First Horizon National	13,693	147,060
Huntington Bancshares	19,046	31,616
KeyCorp	30,744	241,955
M&T Bank	4,821	218,102
Marshall & Ilsley	13,628	76,726
PNC Financial Services Group	24,723	724,137
Regions Financial	38,033	162,021
SunTrust Banks	19,762	232,006
U.S. Bancorp	101,972	1,489,811
Wells Fargo	247,298	3,521,523
Zions Bancorp	5,621	55,254
		7,696,490
Commercial Services & Supplies – 0.66%
Avery Dennison	6,373	142,373
Cintas	6,826	168,739
Donnelley (R.R.) & Sons	10,611	77,779
Dun & Bradstreet	3,000	231,000
Equifax	6,659	162,813
†Iron Mountain	10,900	241,653
†Monster Worldwide	5,118	41,712
Pitney Bowes	11,468	267,778
Republic Services	18,040	309,386
Robert Half International	9,474	168,921
†Stericycle	4,800	229,104
Waste Management	28,574	731,493
		2,772,751
Communications Equipment – 2.91%
†Ciena	3,569	27,767
†Cisco Systems	343,174	5,755,027
Corning	89,756	1,191,062
Harris	7,400	214,156
†JDS Uniphase	8,302	26,982
†Juniper Networks	29,893	450,189
Motorola	137,138	580,094
QUALCOMM	96,563	3,757,266
†Tellabs	27,032	123,807
		12,126,350
Computers & Peripherals – 5.06%
†Apple	52,398	5,508,077
†Dell	103,541	981,569
†EMC	118,677	1,352,918
Hewlett-Packard	141,029	4,521,390
International Business Machines	78,840	7,638,807
†Lexmark International Class A	4,934	83,237
†NetApp	20,003	296,845
†QLogic	7,082	78,752
†SanDisk	13,404	169,561
†Sun Microsystems	46,520	340,526
†Teradata	9,232	149,743
		21,121,425
Construction & Engineering – 0.15%
Fluor	10,520	363,466
†Jacobs Engineering Group	6,970	269,460
		632,926
Construction Materials – 0.07%
Vulcan Materials	6,279	278,097
		278,097
Consumer Finance – 0.37%
American Express	69,540	947,831
Capital One Financial	21,610	264,506
Discover Financial Services	30,190	190,499
†SLM	27,192	134,600
		1,537,436
Containers & Packaging – 0.19%
Ball	5,886	255,453
Bemis	6,734	141,212
†Owens-Illinois	11,200	161,728
†Pactiv	6,949	101,386
Sealed Air	10,003	138,041
		797,820
Distributors – 0.07%
Genuine Parts	9,544	284,984
		284,984
Diversified Consumer Services – 0.20%
†Apollo Group Class A	6,015	471,155
Block (H&R)	19,156	348,448
		819,603
Diversified Financial Services – 2.76%
Bank of America	373,874	2,549,822
CIT Group	22,924	65,333
Citigroup	325,180	822,705
CME Group	3,901	961,167
†IntercontinentalExchange	4,444	330,945
JPMorgan Chase	220,947	5,872,772
Leucadia National	12,071	179,737
Moody's	12,208	279,807
†Nasdaq OMX Group	8,700	170,346
NYSE Euronext	14,956	267,712
		11,500,346
Diversified Telecommunications Services – 3.56%
AT&T	346,117	8,722,148
CenturyTel	5,526	155,391
Embarq	8,507	321,990
Frontier Communications	16,678	119,748
Qwest Communications International	85,357	291,921
Verizon Communications	167,049	5,044,880
Windstream	24,964	201,210
		14,857,288
Electric Utilities – 2.39%
Allegheny Energy	9,853	228,294
American Electric Power	24,251	612,580
Duke Energy	75,589	1,082,434
Edison International	18,721	539,352
Entergy	11,193	762,131
Exelon	38,333	1,739,935
FirstEnergy	17,681	682,487
FPL Group	23,549	1,194,641
Northeast Utilities	11,000	237,490
Pepco Holdings	12,854	160,418
Pinnacle West Capital	5,153	136,864
PPL	22,259	639,056
Progress Energy	15,642	567,179
Southern	45,089	1,380,625
		9,963,486
Electrical Equipment – 0.42%
Cooper Industries Class A	10,272	265,634
Emerson Electric	44,628	1,275,468
Rockwell Automation	9,046	197,565
		1,738,667
Electronic Equipment & Instruments – 0.29%
†Agilent Technologies	19,988	307,217
Amphenol Class A	10,200	290,598
†FLIR Systems	8,600	176,128
Jabil Circuit	8,931	49,656
Molex	7,745	106,416
Tyco Electronics	25,707	283,805
		1,213,820
Energy Equipment & Services – 1.51%
Baker Hughes	17,424	497,455
BJ Services	15,331	152,543
†Cameron International	12,690	278,292
Diamond Offshore Drilling	3,800	238,868
ENSCO International	8,437	222,737
Halliburton	53,808	832,410
†Nabors Industries	15,794	157,782
†National Oilwell Varco	24,515	703,826
Rowan Companies	6,010	71,940
Schlumberger	70,566	2,866,390
Smith International	12,491	268,307
		6,290,550
Food & Staples Retailing – 3.43%
Costco Wholesale	25,581	1,184,912
CVS Caremark	85,121	2,339,976
Kroger	37,777	801,628
Safeway	25,996	524,859
Supervalu	13,456	192,152
Sysco	35,291	804,635
Walgreen	57,579	1,494,751
Wal-Mart Stores	131,387	6,845,262
Whole Foods Market	7,621	128,033
		14,316,208
Food Products – 1.77%
Archer-Daniels-Midland	38,022	1,056,251
Campbell Soup	11,860	324,490
ConAgra Foods	25,481	429,864
†Dean Foods	7,998	144,604
General Mills	19,283	961,836
Heinz (H. J.)	18,616	615,445
Hershey	9,595	333,426
Hormel Foods	3,900	123,669
Kellogg	14,471	530,073
Kraft Foods Class A	85,380	1,903,124
McCormick & Co.	7,223	213,584
Sara Lee	39,933	322,659
Smucker (J.M.)	6,853	255,411
Tyson Food Class A	16,082	151,010
		7,365,446
Gas Utilities – 0.15%
EQT	7,700	241,241
NICOR	3,119	103,644
Questar	10,054	295,890
		640,775
Health Care Equipment & Supplies – 2.28%
Bard (C.R.)	5,590	445,635
Baxter International	36,402	1,864,510
Becton, Dickinson	13,977	939,813
†Boston Scientific	90,039	715,810
Covidien	29,947	995,438
DENTSPLY International	8,400	225,540
†Hospira	9,964	307,489
†Intuitive Surgical	2,300	219,328
Medtronic	65,033	1,916,524
†St. Jude Medical	20,315	738,044
Stryker	13,531	460,595
†Varian Medical Systems	7,725	235,149
†Zimmer Holdings	12,606	460,119
		9,523,994
Health Care Providers & Services – 2.05%
Aetna	27,210	662,019
AmerisourceBergen	9,410	307,331
Cardinal Health	21,315	670,996
CIGNA	16,170	284,430
†Coventry Health Care	9,448	122,257
†DaVita	6,100	268,095
†Express Scripts	14,434	666,418
†Humana	9,582	249,899
†Laboratory Corp. of America Holdings	6,317	369,481
McKesson	16,392	574,376
†Medco Health Solutions	29,162	1,205,557
†Patterson Companies	5,476	103,277
Quest Diagnostics	8,966	425,706
†Tenet Healthcare	19,968	23,163
UnitedHealth Group	71,486	1,496,202
†WellPoint	29,770	1,130,367
		8,559,574
Health Care Technology – 0.03%
IMS Health	11,219	139,901
		139,901
Hotels, Restaurants & Leisure – 1.50%
Carnival	26,073	563,177
Darden Restaurants	8,638	295,938
International Game Technology	15,967	147,216
Marriott International Class A	17,134	280,312
McDonald's	65,091	3,552,016
†Starbucks	41,482	460,865
Starwood Hotels & Resorts Worldwide	9,244	117,399
Wyndham Worldwide	9,969	41,870
†Wynn Resorts	3,200	63,904
Yum Brands	27,303	750,286
		6,272,983
Household Durables – 0.31%
Black & Decker	3,177	100,266
Centex	6,700	50,250
D.R. Horton	14,659	142,192
Fortune Brands	8,693	213,412
Harman International Industries	2,420	32,743
KB HOME	3,260	42,967
Leggett & Platt	8,481	110,168
Lennar Class A	10,307	77,406
Newell Rubbermaid	13,794	88,006
Pulte Homes	11,263	123,105
Snap-On	3,037	76,229
Stanley Works	4,109	119,654
Whirlpool	3,882	114,868
		1,291,266
Household Products – 2.73%
Clorox	8,131	418,584
Colgate-Palmolive	29,559	1,743,390
Kimberly-Clark	24,172	1,114,571
Procter & Gamble	172,144	8,106,248
		11,382,793
Independent Power Producers & Energy Traders – 0.12%
†AES	38,456	223,429
Constellation Energy Group	11,491	237,404
†Dynegy Class A	21,560	30,400
		491,233
Industrial Conglomerates – 2.01%
3M	40,657	2,021,466
†General Electric	620,716	6,275,439
Textron	12,349	70,883
		8,367,788
Insurance – 2.08%
AFLAC	28,091	543,842
Allstate	31,958	611,996
American International Group	156,996	156,996
Aon	15,922	649,936
Assurant	6,144	133,816
Chubb	20,663	874,458
Cincinnati Financial	10,139	231,879
Genworth Financial	17,994	34,189
Hartford Financial Services Group	19,943	156,553
¤Lincoln National	13,083	87,525
Loews	22,011	486,432
Marsh & McLennan	30,950	626,738
MBIA	8,020	36,732
MetLife	48,426	1,102,660
Principal Financial Group	14,982	122,553
Progressive	39,212	527,009
Prudential Financial	23,880	454,198
Torchmark	4,471	117,274
Travelers	34,024	1,382,734
Unum Group	20,736	259,200
Xl Capital Class A	17,777	97,062
		8,693,782
Internet & Catalog Retail – 0.36%
†Amazon.com	18,834	1,383,169
†Expedia	11,229	101,959
		1,485,128
Internet Software & Services – 1.72%
†Akamai Technologies	9,497	184,242
†eBay	63,309	795,161
†Google Class A	14,126	4,916,695
†VeriSign	11,759	221,892
†Yahoo	82,386	1,055,365
		7,173,355
IT Services – 1.08%
†Affiliated Computer Services Class A	5,888	281,976
Automatic Data Processing	29,245	1,028,254
†Cognizant Technology Solutions Class A	17,081	355,114
†Computer Sciences	8,821	324,966
†Convergys	5,433	43,899
Fidelity National Information Services	12,214	222,295
†Fiserv	9,651	351,875
Lender Processing Services	346	10,591
MasterCard Class A	4,400	736,912
Paychex	18,054	463,446
Total System Services	10,043	138,694
Western Union	43,282	544,055
		4,502,077
Leisure Equipment & Products – 0.11%
Eastman Kodak	15,489	58,858
Hasbro	6,477	162,378
Mattel	19,908	229,540
		450,776
Life Sciences Tools & Services – 0.32%
†Millipore	2,953	169,532
PerkinElmer	6,441	82,252
†Thermo Fisher Scientific	24,085	859,111
†Waters	6,259	231,270
		1,342,165
Machinery – 1.46%
Caterpillar	35,686	997,782
Cummins	11,552	293,998
Danaher	15,036	815,252
Deere & Co.	24,890	818,134
Dover	10,720	282,794
Eaton	9,217	339,739
Flowserve	3,000	168,360
Illinois Tool Works	22,204	684,993
Ingersoll-Rand Class A	18,120	250,060
ITT	10,977	422,285
Manitowoc	4,898	16,016
PACCAR	21,848	562,804
Pall	6,506	132,918
Parker Hannifin	9,429	320,397
		6,105,532
Media – 2.34%
CBS Class B	38,959	149,603
Comcast Class A	170,268	2,322,455
†DIRECTV Group	30,954	705,442
Disney (Walt)	108,659	1,973,246
Gannett	12,371	27,216
†Interpublic Group	25,376	104,549
McGraw-Hill Companies	17,701	404,822
Meredith	1,171	19,485
New York Times Class A	5,226	23,622
News Class A	132,532	877,362
Omnicom Group	17,679	413,689
Scripps Networks Interactive Class A	5,056	113,811
Time Warner	70,325	1,357,279
Time Warner Cable	20,491	508,186
†Viacom Class B	36,540	635,065
Washington Post Class B	333	118,914
		9,754,746
Metals & Mining – 0.87%
AK Steel Holding	4,500	32,040
Alcoa	58,184	427,071
Allegheny Technologies	5,197	113,970
Freeport-McMoRan Copper & Gold Class B	24,660	939,793
Newmont Mining	28,230	1,263,574
Nucor	18,301	698,549
Tittanium Metals	3,484	19,057
United States Steel	6,974	147,361
		3,641,415
Multiline Retail – 0.82%
†Big Lots	4,106	85,323
Family Dollar Stores	8,367	279,207
†Kohl's	17,431	737,680
Macy's	26,350	234,515
Nordstrom	10,384	173,932
Penney (J.C.)	12,399	248,848
†Sears Holdings	3,003	137,267
Target	43,794	1,506,075
		3,402,847
Multi-Utilities & Unregulated Power – 1.52%
Ameren	12,010	278,512
CenterPoint Energy	21,641	225,716
CMS Energy	11,804	139,759
Consolidated Edison	15,735	623,263
Dominion Resources	33,975	1,052,885
DTE Energy	9,431	261,239
Integrys Energy Group	3,953	102,936
NiSource	14,658	143,648
PG&E	21,734	830,673
Public Service Enterprise Group	29,829	879,061
SCANA	7,100	219,319
Sempra Energy	14,465	668,862
TECO Energy	11,047	123,174
Wisconsin Energy	6,800	279,956
Xcel Energy	27,550	513,257
		6,342,260
Office Electronics – 0.05%
Xerox	46,984	213,777
		213,777
Oil, Gas & Consumable Fuels – 11.15%
Anadarko Petroleum	27,261	1,060,180
Apache	19,573	1,254,434
Cabot Oil & Gas	6,400	150,848
Chesapeake Energy	33,701	574,939
Chevron	117,500	7,900,699
ConocoPhillips	87,221	3,415,574
Consol Energy	10,328	260,679
Devon Energy	25,804	1,153,181
El Paso	40,080	250,500
EOG Resources	14,520	795,115
Exxon Mobil	289,816	19,736,469
Hess	16,265	881,563
Marathon Oil	41,208	1,083,358
Massey Energy	4,700	47,564
Murphy Oil	11,102	497,037
Noble Energy	10,054	541,710
Occidental Petroleum	47,505	2,643,653
Peabody Energy	15,112	378,404
Pioneer Natural Resources	5,700	93,879
Range Resources	9,352	384,928
†Southwestern Energy	19,700	584,893
Spectra Energy	38,700	547,218
Sunoco	6,866	181,812
Tesoro	7,542	101,591
Valero Energy	30,794	551,213
Williams Companies	32,305	367,631
XTO Energy	34,611	1,059,789
		46,498,861
Paper & Forest Products – 0.15%
International Paper	27,318	192,319
MeadWestvaco	9,043	108,426
Weyerhaeuser	12,000	330,839
		631,584
Personal Products – 0.16%
Avon Products	25,838	496,865
Estee Lauder Companies Class A	7,585	186,970
		683,835
Pharmaceuticals – 8.03%
Abbott Laboratories	90,284	4,306,547
Allergan	18,271	872,623
Bristol-Myers Squibb	116,918	2,562,843
†Forest Laboratories	16,991	373,122
Johnson & Johnson	162,456	8,545,185
†King Pharmaceuticals	13,773	97,375
Lilly (Eli)	59,181	1,977,237
Merck	124,270	3,324,223
†Mylan	18,898	253,422
Pfizer	396,683	5,402,822
Schering-Plough	95,129	2,240,288
†Watson Pharmaceutical	6,514	202,651
Wyeth	77,857	3,350,965
		33,509,303
Real Estate Investment Trusts – 0.77%
Apartment Investment & Management Class A	5,982	32,781
AvalonBay Communities	4,784	225,135
Boston Properties	7,009	245,525
Equity Residential	16,662	305,748
HCP	14,340	255,969
Health Care REIT	6,800	208,012
Host Hotels & Resorts	26,581	104,198
Kimco Realty	11,951	91,067
Plum Creek Timber	9,675	281,252
ProLogis	12,989	84,429
Public Storage	7,016	387,634
Simon Property Group	15,173	525,609
Ventas	8,000	180,880
Vornado Realty Trust	7,959	264,556
		3,192,795
Real Estate Management & Development – 0.01%
†CB Richard Ellis Group Class A	12,453	50,186
		50,186
Road & Rail – 0.87%
Burlington Northern Santa Fe	15,980	961,197
CSX	23,471	606,725
Norfolk Southern	21,876	738,315
Ryder System	3,005	85,072
Union Pacific	29,652	1,218,994
		3,610,303
Semiconductors & Semiconductor Equipment – 2.49%
†Advanced Micro Devices	41,783	127,438
Altera	17,836	313,022
Analog Devices	18,057	347,958
Applied Materials	78,962	848,842
†Broadcom Class A	24,986	499,220
Intel	327,190	4,924,210
KLA-Tencor	10,821	216,420
Linear Technology	12,978	298,234
†LSI	41,287	125,512
†MEMC Electronic Materials	13,821	227,908
Microchip Technology	9,741	206,412
†Micron Technology	45,684	185,477
National Semiconductor	12,572	129,114
†Novellus Systems	4,932	82,019
†NVIDIA	32,458	320,036
†Teradyne	7,863	34,440
Texas Instruments	74,560	1,230,986
Xilinx	15,254	292,267
		10,409,515
Software – 3.95%
†Adobe Systems	30,419	650,662
†Autodesk	13,637	229,238
†BMC Software	10,475	345,675
CA	22,304	392,773
†Citrix Systems	11,227	254,179
†Compuware	16,340	107,681
†Electronics Arts	18,352	333,823
†Intuit	19,610	529,470
†McAfee	9,000	301,500
Microsoft	449,074	8,249,490
†Novell	24,789	105,601
Oracle	225,739	4,079,104
†salesforce.com	6,300	206,199
†Symantec	47,327	707,065
		16,492,460
Specialty Retail – 2.04%
Abercrombie & Fitch Class A	4,632	110,242
†AutoNation	6,035	83,766
†AutoZone	2,289	372,237
†Bed Bath & Beyond	14,812	366,597
Best Buy	19,420	737,183
†GameStop Class A	9,844	275,829
Gap	26,518	344,469
Home Depot	100,193	2,360,546
Limited Brands	14,965	130,196
Lowe's Companies	86,547	1,579,483
†Office Depot	9,924	13,000
†O'Reilly Automotive	7,800	273,078
RadioShack	6,147	52,680
Sherwin-Williams	5,640	293,111
Staples	40,845	739,703
Tiffany & Co	6,428	138,588
TJX Companies	24,841	636,923
		8,507,631
Textiles, Apparel & Luxury Goods – 0.43%
†Coach	19,562	326,685
NIKE Class B	22,332	1,047,148
Polo Ralph Lauren	2,958	124,976
VF	5,231	298,742
		1,797,551
Thrift & Mortgage Finance – 0.18%
Hudson City Bancorp	31,902	372,934
People's United Financial	20,100	361,197
Washington Mutual	60,460	3,356
		737,487
Tobacco – 1.69%
Altria Group	120,935	1,937,379
Lorillard	9,525	588,074
Philip Morris International	117,911	4,195,273
Reynolds American	9,669	346,537
		7,067,263
Trading Company & Distributors – 0.12%
Fastenal	7,200	231,516
Grainger (W.W.)	3,983	279,527
		511,043
Wireless Telecommunication Services – 0.32%
†American Tower Class A	23,662	720,035
Sprint Nextel	168,704	602,273
		1,322,308
Total Common Stock (Cost $639,513,911)		405,841,113

	Principal
	Amount
	(U.S. $)
∞^U.S. Treasury Obligation – 0.38%
U.S. Treasury Bill 0.189% 6/11/09	$1,595,000	1,594,459
Total U.S. Treasury Obligation (Cost $1,594,405)		1,594,459
	Number of
	Shares
Short-Term Investment – 3.11%
Money Market Mutual Fund – 3.11%
Dreyfus Treasury & Agency Cash Management Fund	12,976,730	12,976,730
Total Short Term Investment (Cost $12,976,730)		12,976,730

Total Value of Securities – 100.77%
(Cost $654,085,046)		420,412,302
Liabilities Net of Receivables and Other Assets (See Notes) – (0.77%)		(3,201,547)
Net Assets Applicable to 75,184,407 Shares Outstanding – 100.00%		$417,210,755

†Non income producing security.
∞Fully or partially pledged as collateral for financial futures contracts.
^Zero coupon security. The rate shown is the yield at the time of purchase.

REIT – Real Estate Investment Trust

¤Considered an affiliated company. See Note 2 in “Notes.” Investments in companies considered to be affiliates of the Fund were as follows:

	Balance at	Gross	Gross	Realized Gain	Value	Dividend
Company	Beginning of Period	Additions	Reductions	During the Period	3/31/09	Income
Lincoln National	$246,484	$-	$-	$-	$87,525	$-
State Street	877,020	94,784	-	-	781,781	254
	$1,123,504				$869,306

The following financial futures contract was outstanding at March 31, 2009:

Financial Futures Contract1
				Unrealized
Contract to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
306 S&P 500 E-mini	$11,544,468	$12,160,440	6/19/09	$615,972

The use of financial futures contract involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

[1]See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA S&P 500 Index Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Financial futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Transactions with Affiliates
The LVIP SSgA S&P 500 Index Fund has investments in Lincoln National Corporation, the parent company of Lincoln Investment Advisors Corporation.

3. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$673,488,415
Aggregate unrealized appreciation	1,825,983
Aggregate unrealized depreciation	(254,902,096)
Net unrealized depreciation	$(253,076,113)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $4,037,887 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $540,088 expires in 2014 and $3,497,799 expires in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

	Securities	Derivatives
Level 1	$420,412,302	$-
Level 2	-	615,972
Level 3	-	-
Total		$420,412,302
$615,972

There were no Level 3 securities at the beginning or end of the period.

4. Financial Futures Contracts
The Fund may invest in financial futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Schedule of Investments (Unaudited)

LVIP MFS Value Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.39%
Aerospace & Defense – 8.21%
Lockheed Martin	212,770	$14,687,513
Northrop Grumman	188,370	8,220,467
United Technologies	129,460	5,564,191
		28,472,170
Auto Components – 0.36%
Johnson Controls	104,290	1,251,480
		1,251,480
Beverages – 2.72%
±Diageo	356,350	3,978,613
Molson Coors Brewing Class B	39,680	1,360,230
PepsiCo	79,790	4,107,590
		9,446,433
Capital Markets – 6.84%
Bank of New York Mellon	321,230	9,074,747
Franklin Resources	24,970	1,345,134
Goldman Sachs Group	76,530	8,113,710
Invesco	56,250	779,625
State Street	143,720	4,423,702
		23,736,918
Chemicals – 2.52%
Air Products & Chemicals	55,870	3,142,688
PPG Industries	151,550	5,592,195
		8,734,883
Commercial Banks – 1.14%
PNC Financial Services Group	59,510	1,743,048
Wells Fargo	155,040	2,207,770
		3,950,818
Commercial Services & Supplies – 0.32%
Dun & Bradstreet	14,650	1,128,050
		1,128,050
Computers & Peripherals – 2.51%
Hewlett Packard	68,410	2,193,225
International Business Machines	67,090	6,500,350
		8,693,575
Diversified Financial Services – 2.32%
Bank of America	253,276	1,727,342
JPMorgan Chase	238,150	6,330,027
		8,057,369
Diversified Telecommunications Services – 3.77%
AT&T	506,820	12,771,864
Verizon Communications	10,620	320,724
		13,092,588
Electric Utilities – 2.76%
Entergy	35,140	2,392,683
FPL Group	70,450	3,573,929
PPL	126,010	3,617,746
		9,584,358
Electronic Equipment & Instruments – 0.26%
†Agilent Technologies	58,710	902,373
		902,373
Energy Equipment & Services – 0.58%
†National Oilwell Varco	70,730	2,030,658
		2,030,658
Food & Staples Retailing – 1.71%
CVS Caremark	139,437	3,833,123
Kroger	98,280	2,085,502
		5,918,625
Food Products – 2.39%
Kellogg	43,250	1,584,248
±Nestle	157,133	5,307,706
Smucker (J.M.)	37,168	1,385,251
		8,277,205
Health Care Equipment & Supplies – 0.38%
Medtronic	44,250	1,304,048
		1,304,048
Health Care Providers & Services – 0.19%
†WellPoint	17,670	670,930
		670,930
Hotels, Restaurants & Leisure – 0.38%
Royal Caribbean Cruises	164,770	1,319,808
		1,319,808
Household Products – 1.10%
Procter & Gamble	81,205	3,823,965
		3,823,965
Industrial Conglomerates – 0.99%
3M	69,380	3,449,574
		3,449,574
Insurance – 6.11%
Allstate	279,260	5,347,829
Aon	51,360	2,096,515
Chubb	59,870	2,533,698
MetLife	337,890	7,693,755
Prudential Financial	75,630	1,438,483
Travelers	51,330	2,086,051
		21,196,331
IT Services – 2.75%
Accenture Class A	250,020	6,873,050
Automatic Data Processing	34,040	1,196,846
Western Union	116,370	1,462,771
		9,532,667
Leisure Equipment & Products – 0.31%
Hasbro	43,430	1,088,790
		1,088,790
Life Sciences Tools & Services – 0.46%
†Waters	42,940	1,586,633
		1,586,633
Machinery – 1.56%
Danaher	57,120	3,097,047
Eaton	62,490	2,303,381
		5,400,428
Media – 2.93%
Disney (Walt)	235,180	4,270,868
Omnicom Group	173,400	4,057,560
±WPP Group	330,039	1,853,390
		10,181,818
Multiline Retail – 0.43%
Macy's	168,180	1,496,802
		1,496,802
Multi-Utilities & Unregulated Power – 3.02%
Dominion Resources	155,368	4,814,855
PG&E	71,910	2,748,400
Public Service Enterprise Group	98,460	2,901,616
		10,464,871
Oil, Gas & Consumable Fuels – 13.46%
Apache	70,370	4,510,013
Chevron	119,250	8,018,370
ConocoPhillips	50,850	1,991,286
Devon Energy	79,230	3,540,789
EOG Resources	49,300	2,699,668
Exxon Mobil	122,800	8,362,680
Hess	69,850	3,785,870
Marathon Oil	28,830	757,941
Occidental Petroleum	44,540	2,478,651
Total ADR	215,190	10,557,220
		46,702,488
Pharmaceuticals – 8.54%
Abbott Laboratories	52,460	2,502,342
±GlaxoSmithKline	105,400	1,640,533
Johnson & Johnson	111,510	5,865,426
Merck	254,630	6,811,353
Pfizer	242,140	3,297,947
±Roche Holding	10,090	1,384,611
Wyeth	188,530	8,114,330
		29,616,542
Road & Rail – 0.20%
Burlington Northern Santa Fe	11,330	681,500
		681,500
Semiconductors & Semiconductor Equipment – 1.98%
Intel	456,260	6,866,713
		6,866,713
Software – 2.18%
†Oracle	418,400	7,560,488
		7,560,488
Specialty Retail – 1.57%
Home Depot	29,560	696,434
Sherwin-Williams	61,050	3,172,768
Staples	86,650	1,569,232
		5,438,434
Textiles, Apparel & Luxury Goods – 1.28%
NIKE Class B	94,950	4,452,206
		4,452,206
Tobacco – 4.78%
Altria Group	87,450	1,400,949
Lorillard	34,610	2,136,821
Philip Morris International	366,410	13,036,868
		16,574,638
Trading Company & Distributors – 0.73%
Grainger (W.W.)	35,910	2,520,164
		2,520,164
Wireless Telecommunication Services – 1.65%
Rogers Communications Class B	64,590	1,488,509
±Vodafone Group	2,429,450	4,229,725
		5,718,234
Total Common Stock (Cost $461,863,436)		330,925,576
Short-Term Investment – 2.33%
Money Market Mutual Fund – 2.33%
Dreyfus Treasury & Agency Cash Management Fund	8,093,174	8,093,174
Total Short-Term Investment (Cost $8,093,174)		8,093,174

Total Value of Securities – 97.72%
(Cost $469,956,610)		339,018,750
Receivables and Other Assets Net of Liabilities (See Notes) – 2.28%		7,925,277
Net Assets Applicable to 22,861,979 Shares Outstanding – 100.00%		$346,944,027

†Non income producing security.
±Security is being valued based on international fair value pricing.  At March 31, 2009, the aggregate amount of international fair valued securities was $18,394,578, which represented 5.30% the Fund’s net assets. See Note 1 in "Notes."

Summary of Abbreviations:
ADR – American Depositary Receipts
CAD – Canadian Dollar
CHF – Swiss Franc
GBP – British Pound Sterling
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at March 31, 2009:

Foreign Currency Exchange Contracts[1]
		In Exchange For		Settlement	Unrealized
Contracts to Deliver				Date	(Depreciation)
CAD	(39,901)	USD	31,605	4/2/09	$(49)
CHF	(162,255)	USD	142,169	4/3/09	(356)
GBP	(170,743)	USD	244,864	4/3/09	(86)
					$(491)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP MFS Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or new events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semiannually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$485,367,160
Aggregate unrealized appreciation	1,011,174
Aggregate unrealized depreciation	(147,359,584)
Net unrealized depreciation	$(146,348,410)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $14,467,117 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Level	Securities	Derivatives
Level 1	$320,624,172	$-
Level 2	18,394,578	(491)
Level 3	-	-
Total	$339,018,750	$(491

There were no Level 3 securities at the beginning or end of the period.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)

LVIP SSgA Small-Cap Index Fund

March 31, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.77%
Aerospace & Defense – 1.82%
†AAR	8,378	$105,060
†AeroVironment	2,146	44,851
American Science & Engineering	1,805	100,719
Applied Signal Technology	2,800	56,644
†Argon ST	2,839	53,856
†Ascent Solar Technologies	1,500	6,090
†Axsys Technologies	1,900	79,876
†Ceradyne	5,257	95,309
Cubic	3,160	80,043
Curtiss-Wright	9,097	255,172
Ducommun	1,800	26,172
†DynCorp International Class A	5,095	67,916
†Esterline Technologies	5,857	118,253
†GenCorp	11,650	24,698
HEICO	4,370	106,191
†Herley Industries	2,400	28,704
†Hexcel	20,106	132,096
†Ladish	2,632	19,108
†LMI Aerospace	1,600	11,584
†Moog Class A	8,812	201,530
†Orbital Sciences	12,439	147,900
†Stanley	1,868	47,429
†TASER International	12,237	57,269
†Teledyne Technologies	7,306	194,924
†TransDigm Group	6,955	228,403
Triumph Group	3,256	124,379
		2,414,176
Air Freight & Logistics – 0.24%
†Atlas Air Worldwide Holdings	3,057	53,039
†Dynamex	1,374	17,972
Forward Air	5,748	93,290
†HUB Group Class A	7,470	126,990
Pacer International	7,220	25,270
†Park-Ohio Holdings	935	3,048
		319,609
Airlines – 0.68%
†Airtran Holdings	23,909	108,786
†Alaska Air Group	7,478	131,388
†Allegiant Travel	2,869	130,425
†Hawaiian Holdings	8,900	33,197
†JetBlue Airways	34,884	127,327
†Republic Airways Holdings	7,147	46,313
SkyWest	12,073	150,187
UAL	26,700	119,616
†US Airways Group	22,300	56,419
		903,658
Auto Components – 0.36%
American Axle & Manufacturing Holdings	6,395	8,441
†Amerigon	4,106	15,192
ArvinMeritor	15,829	12,505
†ATC Technology	4,245	47,544
Cooper Tire & Rubber	11,636	47,009
†Dana Holdings	15,600	7,176
†Dorman Products	2,200	20,526
†Drew Industries	4,695	40,753
†Exide Technologies	14,339	43,017
†Fuel Systems Solutions	2,400	32,352
†Hayes Lemmerz International	15,257	2,823
†Lear	9,636	7,227
Modine Manufacturing	5,216	13,040
†Quantum Fuel System Technology World	12,300	9,840
†Raser Technologies	11,692	48,989
Spartan Motors	7,160	28,783
†Stoneridge	2,455	5,180
Superior Industries International	4,714	55,862
†Tenneco	9,073	14,789
†Wonder Auto Technology	2,800	10,024
		471,072
Automobiles – 0.02%
Winnebago Industries	6,064	32,200
		32,200
Beverages – 0.07%
†Boston Beer Class A	1,844	38,466
Coca-Cola Bottling Consolidated	791	41,171
†National Beverage	1,606	14,727
		94,364
Biotechnology – 5.09%
†ACADIA Pharmaceuticals	4,318	4,102
†Acorda Therapeutics	7,351	145,623
†Affymax	1,870	30,126
†Alexion Pharmaceuticals	16,500	621,390
†Alkermes	19,747	239,531
†Allos Therapeutics	10,767	66,540
†Alnylam Pharmaceuticals	6,953	132,385
†Amicus Therapeutics	937	8,555
†Arena Pharmaceuticals	14,877	44,780
†Ariad Pharmaceuticals	16,480	19,611
†ArQule	8,637	35,757
†Array Biopharma	7,895	20,843
†Celera	15,749	120,165
†Cell Genesys	12,377	3,588
†Cepheid	12,469	86,036
†Cougar Biotechnology	2,900	93,380
†CPEX Pharmaceuticals	229	1,674
†Cubist Pharmaceuticals	11,776	192,655
†CV Therapeutics	12,649	251,462
†Cytokinetics	7,054	11,992
†Cytori Therapeutics	3,800	6,536
†Dendreon	20,187	84,785
†Dyax	9,700	24,347
†Emergent BioSolutions	2,498	33,748
†Enzon Pharmaceuticals	9,598	58,260
†Genomic Health	3,098	75,529
†Geron	18,435	82,404
†GTx	3,708	39,231
†Halozyme Therapeutic	12,813	69,959
†Human Genome Sciences	27,707	22,997
†Idenix Pharmaceuticals	4,772	14,698
†Idera Pharmaceuticals	3,400	21,998
†Immunogen	11,200	79,520
†Immunomedics	14,195	13,627
†Incyte	14,785	34,597
†InterMune	7,174	117,941
†Isis Pharmaceuticals	18,346	275,373
†Lexicon Genetics	14,600	15,914
†Ligand Pharmaceuticals Class B	20,672	61,603
†MannKind	11,211	39,014
Martek Biosciences	6,509	118,789
†Maxygen	4,775	32,470
†Medarex	25,664	131,656
†Metabolix	3,608	24,607
†Molecular Insight Pharmaceuticals	3,260	11,606
†Momenta Pharmaceuticals	5,911	65,080
†Myriad Genetics	18,176	826,464
†Nabi Biopharmaceuticals	11,843	43,819
†Nanosphere	3,220	16,003
†Neurocrine Biosciences	8,628	30,629
†Novavax	11,900	12,138
†NPS Pharmaceuticals	10,200	42,840
†Onyx Pharmaceuticals	11,393	325,270
†Opko Health	9,300	9,114
†Orexigen Therapeutics	3,584	9,354
†OSI Pharmaceuticals	11,610	444,199
†Osiris Therapeutics	3,060	42,228
†PDL BioPharma	24,500	173,460
†Pharmasset	3,700	36,297
†Progenics Pharmaceuticals	5,468	36,034
†Protalix BioTherapeutics	125	250
†Regeneron Pharmaceuticals	12,274	170,118
†Repligen	5,700	27,303
†Rexahn Pharmaceuticals	5,400	3,780
†Rigel Pharmaceuticals	7,727	47,444
†RXi Pharmaceuticals	0	0
†Sangamo Biosciences	8,700	36,801
†Savient Pharmaceuticals	9,998	49,490
†Seattle Genetics	13,479	132,903
†Syntha Pharmaceuticals	3,006	6,433
†Targacept	3,400	9,112
†Theravance	10,300	175,100
†United Therapeutics	4,560	301,370
†XOMA	33,614	17,815
†Zymogenetics	8,943	35,683
		6,747,935
Building Products – 0.55%
AAON	2,836	51,388
American Woodmark	2,428	42,636
Ameron International	2,019	106,320
Apogee Enterprises	6,111	67,099
†Builders FirstSource	2,248	4,541
†China Architectural Engine	3,400	3,332
Gibraltar Industries	5,799	27,371
†Griffon	10,961	82,208
Insteel Industries	3,724	25,919
†NCI Building Systems	3,555	7,892
Quanex Building Products	7,906	60,086
Simpson Manufacturing	7,475	134,699
†Trex	2,835	21,631
Universal Forest Products	3,428	91,219
		726,341
Capital Markets – 1.72%
Apollo Investment	29,029	101,021
Ares Capital	20,433	98,896
BGC Partners Class A	5,123	11,322
BlackRock Kelso Capital	3,072	12,872
†Broadpoint Securities Group	6,700	22,110
Calamos Asset Management Class A	3,410	16,402
Capital Southwest	641	48,966
Cohen & Steers	3,300	36,828
Diamond Hill Investments Group	400	15,728
Epoch Holding	2,279	15,657
Evercore Partners Class A	2,023	31,255
†FBR Capital Markets	4,458	14,667
†FCStone Group	3,573	8,146
GAMCO Investors	1,695	55,342
GFI Group	12,792	41,062
Gladstone Capital	3,830	23,976
†Gladstone Investment	4,000	15,280
Greenhill & Co.	3,590	265,123
†Harris & Harris Group	4,300	15,910
Hercules Technology Growth Capital	7,780	38,900
†International Assets Holding	800	8,152
Kayne Anderson Energy Development	2,101	19,623
†KBW	5,647	114,917
†Knight Capital Group Class A	19,233	283,495
Kohlberg Capital	3,258	9,969
†LaBranche	10,902	40,773
†Ladenburg Thalmann Financial Services	17,914	9,494
MCG Capital	19,101	24,449
MVC Capital	4,503	37,870
NGP Capital Resources	4,917	24,437
optionsXpress Holdings	8,665	98,521
Patriot Capital Funding	4,124	7,547
PennantPark Investment	5,815	21,806
†Penson Worldwide	2,834	18,223
†Piper Jaffray	3,752	96,764
Prospect Energy	5,807	49,476
Pzena Investment Management Class A	1,084	2,070
†RiskMetrics Group	4,693	67,063
Sanders Morris Harris Group	3,159	12,320
†Stifel Financial	5,182	224,433
SWS Group	5,236	81,315
†Thomas Weisel Partners Group	4,611	16,507
TICC Capital	668	2,341
†TradeStation Group	6,824	45,038
US Global Investors Class A	3,878	18,886
Westwood Holdings Group	1,200	46,908
		2,271,860
Chemicals – 1.61%
American Vanguard	3,464	44,686
Arch Chemicals	4,995	94,705
Balchem	3,673	92,302
†Calgon Carbon	10,665	151,123
Ferro	7,958	11,380
†Flotek Industries	3,450	5,417
Fuller (H.B.)	10,120	131,560
†GenTek	2,131	37,271
†Grace (W.R.)	14,785	93,441
†ICO	4,900	10,094
Innophos Holdings	1,722	19,424
Innospec	4,808	18,126
Koppers Holdings	4,477	65,006
†Landec	4,533	25,249
†LSB Industries	3,065	30,313
Minerals Technologies	3,780	121,149
NewMarket	2,808	124,394
NL Industries	891	8,910
Olin	15,380	219,473
†OM Group	6,408	123,803
Penford	2,000	7,260
†PolyOne	19,720	45,553
Quaker Chemical	1,700	13,498
†Rockwood Holdings	9,173	72,834
Schulman (A.)	5,488	74,362
Sensient Technologies	10,006	235,141
†ShengdaTech	7,734	23,975
†Solutia	19,000	35,530
Spartech	5,723	14,079
Stepan	1,159	31,641
Westlake Chemical	4,100	59,983
Zep	4,292	43,907
†Zoltek	6,146	41,854
		2,127,443
Commercial Banks – 6.16%
1st Source	3,254	58,735
Amcore Financial	3,191	5,106
Ameris Bancorp	2,631	12,392
†Ames National	1,200	20,508
Arrow Financial	2,100	49,749
Bancfirst	1,494	54,382
Banco Latinoamericano de Exportacions	5,322	49,867
BancTrust Financial Group	3,200	20,256
Bank of the Ozarks	2,481	57,261
Banner	2,206	6,419
Boston Private Financial Holdings	10,415	36,557
Bryn Mawr Bank	1,300	21,905
Camden National	1,800	41,130
Capital City Bank Group	2,495	28,593
Capitol Bancorp	2,197	9,118
Cardinal Financial	4,300	24,682
Cascade Bancorp	5,250	8,558
Cathay General Bancorp	9,737	101,557
Centerstate Banks of Florida	1,800	19,818
Central Pacific Financial	5,128	28,717
Chemical Financial	4,586	95,435
Citizens & Northern	1,600	29,584
Citizens Republic Bancorp	25,208	39,072
City Bank	1,895	6,254
City Holding	3,393	92,595
CoBiz Financial	3,509	18,422
Colonial BancGroup	41,300	37,170
Columbia Banking System	3,809	24,378
Community Bank System	6,960	116,580
Community Trust Bancorp	3,013	80,598
CVB Financial	13,121	86,992
East West Bancorp	11,800	53,926
Enterprise Financial Services	2,706	26,411
Farmers Capital Bank	1,200	18,804
Financial Institutions	1,900	14,478
†First Bancorp (Maine)	1,600	25,376
First Bancorp (North Carolina)	2,679	32,068
First Bancorp (Puerto Rico)	14,300	60,918
First Busey	4,941	38,342
First Commonwealth Financial	17,881	158,604
First Community Bancshares	1,501	17,517
First Financial (Indiana)	2,311	85,276
First Financial Bancorp	8,273	78,842
First Financial Bankshares	4,367	210,357
First Merchants	4,304	46,440
First Midwest Bancorp	10,372	89,095
First South Bancorp	1,540	16,355
FirstMerit	16,363	297,806
FNB	17,701	135,767
Frontier Financial	7,858	8,644
Glacier Bancorp	12,433	195,321
Greene Bancshares	2,423	21,322
†Guaranty Bancorp	11,221	19,637
Hancock Holding	5,069	158,558
Hanmi Financial	5,454	7,090
Harleysville National	8,703	52,740
Heartland Financial USA	2,838	38,427
Heritage Commerce	1,992	10,458
Home Bancshares	2,805	56,016
IBERIABANK	3,191	146,595
Independent Bank (Massachusetts)	3,132	46,197
Integra Bank	3,086	5,833
International Bancshares	10,016	78,125
†Investors Bancorp	9,442	79,974
Lakeland Bancorp	4,265	34,248
Lakeland Financial	2,210	42,410
MainSource Financial Group	4,734	38,061
MB Financial	7,321	99,566
Midwest Banc Holdings	2,509	2,534
Nara Bancorp	3,525	10,364
National Penn Bancshares	15,506	128,700
NBT Bancorp	6,643	143,755
Northfiled Bancorp	3,559	38,900
Old National Bancorp	13,975	156,101
Old Second Bancorp	3,557	22,587
Oriental Financial Group	3,925	19,154
Pacific Capital Bancorp	8,811	59,650
Pacific Continental	2,000	23,280
PacWest Bancorp	4,887	70,031
Park National	2,239	124,824
Peapack Gladstone Financial	1,400	25,242
†Pennsylvania Commerce Bancorp	1,000	18,400
Peoples Bancorp	2,340	30,373
†Pinnacle Financial Partners	4,862	115,278
PremierWest Bancorp	3,780	15,196
PrivateBancorp	4,330	62,612
Prosperity Bancshares	7,777	212,700
Provident Bankshares	6,997	49,329
Renasant	4,111	51,634
Republic Bancorp Class A	2,129	39,748
S&T Bancorp	5,018	106,432
S.Y. Bancorp	2,779	67,530
Sandy Spring Bancorp	2,970	33,145
Santander BanCorp	517	4,074
SCBT Financial	2,146	44,851
Seacoast Banking Corp. of Florida	2,075	6,287
Shore Bancshares	1,500	25,125
Sierra Bancorp	1,111	10,810
†Signature Bank	6,953	196,282
Simmons First National Class A	2,740	69,021
Smithtown Bancorp	1,800	20,304
South Financial Group	13,401	14,741
Southside Bancshares	2,448	46,267
Southwest Bancorp	2,960	27,765
State Bancorp	2,500	19,250
StellarOne	4,500	53,595
Sterling Bancorp	3,989	39,491
Sterling Bancshares	15,296	100,036
Sterling Financial	10,984	22,737
Suffolk Bancorp	1,768	45,950
†Sun Bancorp	2,031	10,541
Susquehanna Bancshares	17,899	166,998
†SVB Financial Group	5,929	118,639
†Texas Capital Bancshares	6,194	69,744
Tompkins Financial	1,093	46,999
TowneBank	4,000	65,320
Trico Bancshares	2,602	43,557
Trustmark	9,975	183,341
UCBH Holdings	22,074	33,332
UMB Financial	6,336	269,216
Umpqua Holdings	12,619	114,328
Union Bankshares	2,498	34,597
United Bankshares	7,823	134,869
United Community Banks	7,259	30,199
United Security Bancshares	1,376	10,127
Univest Corp. of Pennsylvania	2,315	40,513
Washington Trust Bancorp	2,875	46,719
WesBanco	5,324	121,547
West Bancorporation	3,100	23,095
West Coast Bancorp	3,156	7,006
Westamerica Bancorporation	5,945	270,853
†Western Alliance Bancorp	4,627	21,099
Wilshire Bancorp	3,629	18,726
Wintrust Financial	4,765	58,610
†Yadkin Valley Financial	2,100	15,645
		8,157,699
Commercial Services & Supplies – 4.19%
ABM Industries	8,657	141,975
†ACCO Brands	9,433	9,244
Administaff	4,214	89,042
†Advisory Board	3,191	52,907
American Ecology	3,234	45,082
†American Reprographics	6,951	24,607
†AMREP	286	4,490
Bowne & Co.	5,854	18,791
†Casella Waste Systems	3,091	5,286
†CBIZ	8,748	60,974
CDI	3,149	30,608
†Cenveo	10,406	33,820
†Clean Harbors	4,039	193,872
Comfort Systems USA	7,954	82,483
†COMSYS IT Partners	2,347	5,187
†Consolidated Graphics	2,038	25,923
†Cornell Companies	2,038	33,362
†CoStar Group	3,917	118,489
Courier	2,304	34,952
†CRA International	2,278	43,009
Deluxe	10,701	103,051
†Duff & Phelps Class A	2,144	33,768
†Energy Recovery	2,900	22,040
EnergySolutions	6,958	60,187
†EnerNOC	1,687	24,529
Ennis	5,807	51,450
†Exponent	2,823	71,507
†First Advantage Class A	1,946	26,816
†Fuel-Tech	4,382	45,836
G&K Services Class A	4,154	78,552
†Geo Group	9,979	132,222
†GeoEye	3,638	71,851
Healthcare Services Group	8,617	128,996
Heidrick & Struggles International	3,406	60,422
Herman Miller	11,803	125,820
†Hill International	3,800	11,552
HNI	9,700	100,880
†Hudson Highland Group	3,347	3,715
†Huron Consulting Group	4,386	186,098
†ICF International	1,300	29,861
†ICT Group	1,410	7,854
†InnerWorkings	5,125	21,884
Interface Class A	10,422	31,162
Kelly Services Class A	5,183	41,723
†Kforce	5,760	40,493
Kimball International Class B	5,723	37,543
Knoll	9,522	58,370
†Korn/Ferry International	9,474	85,834
†LECG	5,806	14,747
†M&F Worldwide	1,992	23,326
McGrath RentCorp	4,764	75,081
†Metalico	3,900	6,630
Mine Safety Appliances	6,198	124,084
†Mobile Mini	7,140	82,253
†MPS Group	18,794	111,824
Multi-Color	2,349	28,728
†Navigant Consulting	10,138	132,504
†Odyssey Marine Exploration	9,093	30,825
†On Assignment	7,526	20,395
†PHH	11,244	157,978
†PRG-Schultz International	2,800	7,952
†Protection One	612	1,952
†Resources Connection	9,055	136,549
Rollins	8,227	141,093
Schawk	2,785	16,821
†School Specialty	3,727	65,558
†Spherion	11,586	24,099
†Standard Parking	1,646	26,994
Standard Register	3,321	15,210
†SYKES Enterprises	7,067	117,524
Team	3,776	44,255
†Tetra Tech	12,161	247,841
†TrueBlue	8,732	72,039
†United Stationers	4,639	130,263
Viad	4,045	57,115
†Volt Information Sciences	1,871	12,442
†VSE	800	21,360
†Waste Connections	16,264	417,985
†Waste Services	4,457	19,076
Watson Wyatt Worldwide Class A	8,574	423,298
		5,555,920
Communications Equipment – 2.83%
†3Com	80,662	249,245
†Acme Packet	4,538	27,546
Adtran	11,801	191,294
†Airvana	4,988	29,180
†Anaren Microwave	2,532	27,700
†Arris Group	24,482	180,432
†Aruba Networks	12,443	39,071
†Avanex	1,544	2,702
†Avocent	9,299	112,890
Bel Fuse Class B	2,545	34,205
†BigBand Networks	5,873	38,468
Black Box	3,680	86,885
†Blue Coat Systems	7,061	84,803
†Bookham	17,600	7,568
†Cogo Group	4,384	29,285
†Comtech Telecommunications	4,719	116,890
†DG FastChannel	3,858	72,415
†Digi International	5,537	42,469
†EMS Technologies	3,197	55,820
†Emulex	16,922	85,118
†Extreme Networks	18,967	28,830
†Finisar	87,201	38,368
†Globecomm Systems	3,500	20,265
†Harmonic	18,801	122,207
†Harris Stratex Networks Class A	5,860	22,561
†Hughes Communications	1,534	18,454
†Infinera	19,235	142,339
†InterDigital	9,430	243,482
†Ixia	7,882	40,750
†Loral Space & Communications	2,237	47,782
†ModusLink Global Solutions	9,692	25,102
†MRV Communications	30,612	9,490
†NETGEAR	6,917	83,350
†Neutral Tandem	3,570	87,858
†Nextwave Wireless	8,100	1,296
†Oplink Communications	3,972	30,584
†Opnext	2,753	4,708
†ORBCOMM	5,350	7,865
†Parkervision	3,900	6,591
†PC-Tel	3,600	15,480
Plantronics	9,716	117,272
†Polycom	18,107	278,666
†Powerwave Technologies	25,776	15,311
†Riverbed Technology	11,600	151,728
†SeaChange International	5,435	31,088
†ShoreTel	10,011	43,147
†Sonus Networks	39,851	62,566
†Starent Networks	6,015	95,097
†Sycamore Networks	37,293	99,572
†Symmetricom	10,160	35,560
†Tekelec	13,354	176,673
†UTStarcom	23,502	18,332
†Viasat	5,452	113,511
		3,749,871
Computers & Peripherals – 0.99%
†3PAR	6,220	40,865
†Adaptec	26,255	63,012
†Avid Technology	6,483	59,255
†Compellent Technologies	2,538	27,537
†Cray	5,686	19,901
†Data Domain	6,567	82,547
†Electronics for Imaging	10,256	100,509
†Hutchinson Technology	3,558	9,251
†Hypercom	8,403	8,067
Imation	5,914	45,242
†Immersion	5,897	17,278
†Intermec	12,083	125,663
†Intevac	5,482	28,561
†Isilon Systems	4,712	10,366
†Netezza	8,458	57,514
†Novatel Wireless	7,252	40,756
†Palm	21,579	186,012
†Presstek	4,900	10,143
†Quantum	42,733	28,631
†Rackable Systems	7,525	30,552
†Rimage	1,878	25,071
†STEC	6,974	51,398
†Stratasys	3,846	31,806
†Super Micro Computer	3,938	19,375
†Synaptics	7,042	188,445
		1,307,757
Construction & Engineering – 0.94%
†Dycom Industries	8,345	48,318
†EMCORE Group	13,985	240,122
†Furmanite	6,100	18,971
Granite Construction	6,790	254,490
Great Lakes Dredge & Dock	6,771	20,381
†Insituform Technologies Class A	7,666	119,896
†Integrated Electrical Services	1,620	14,774
†Layne Christensen	4,100	65,887
†MasTec	9,256	111,905
†Michael Baker	1,342	34,892
†Northwest Pipe	1,839	52,356
†Orion Marine Group	4,900	64,190
†Perini	10,008	123,098
†Pike Electric	3,782	34,984
†Sterling Construction	2,600	46,384
		1,250,648
Construction Materials – 0.12%
†Headwaters	8,551	26,850
Texas Industries	4,671	116,775
†United States Lime & Minerals	300	8,208
†US Concrete	5,246	10,492
		162,325
Consumer Finance – 0.37%
Advance America Cash Advance Centers	8,155	13,782
ADVANTA Class B	8,060	5,320
†Cardtronics	1,632	2,889
Cash America International	6,252	97,906
†CompuCredit	2,815	6,897
†Credit Acceptance	1,416	30,430
†Dollar Financial	5,545	52,788
†Ezcorp Class A	9,328	107,924
†First Cash Financial Services	4,350	64,902
†First Marblehead	11,800	15,222
Nelnet Class A	3,598	31,806
†World Acceptance	3,637	62,193
		492,059
Containers & Packaging – 0.43%
†AEP Industries	852	13,010
†Boise	5,976	3,645
†BWAY Holding	1,700	13,413
†Graphic Packaging Holding	25,302	22,013
Myers Industries	5,872	36,054
Rock-Tenn Class A	7,762	209,962
Silgan Holdings	5,120	269,005
		567,102
Distributors – 0.04%
†Audiovox Class A	2,385	8,181
†Core Mark Holding	2,162	39,391
		47,572
Diversified Consumer Services – 1.26%
†American Public Education	2,202	92,616
†Capella Education	2,859	151,527
†Coinstar	5,614	183,915
†Corinthian Colleges	17,247	335,453
†Grand Canyon Education	2,300	39,698
Jackson Hewitt Tax Service	5,722	29,869
†K12	1,542	21,434
†Learning Tree International	1,600	13,552
†Lincoln Educational Services	978	17,917
Matthews International Class A	6,463	186,199
†Pre-Paid Legal Services	1,784	51,790
†Princeton Review	2,700	11,745
Regis	8,599	124,256
Sotheby's	13,537	121,833
†Steiner Leisure	3,559	86,875
Stewart Enterprises Class A	16,831	54,532
†Thinkorswim Group	10,743	92,820
†Universal Technical Institute	4,433	53,196
		1,669,227
Diversified Financial Services – 0.48%
†Ampal-American Israel Class A	1,966	3,362
†Asset Acceptance Capital	4,017	21,330
Compass Diversified Holdings	4,780	42,638
†Encore Capital Group	1,875	8,494
†Fifth Street Finance	2,330	18,034
Financial Federal	5,220	110,559
†Interactive Brokers Group	8,030	129,523
Life Partners Holding	1,375	23,458
†MarketAxess Holdings	5,740	43,854
Medallion Financial	2,700	20,007
†NewStar Financial	4,164	9,660
†PICO Holdings	3,375	101,486
†Portfolio Recovery Associates	2,923	78,453
†Primus Guaranty	5,661	8,888
Resource America Class A	2,041	8,144
†Virtus Investment Partners	884	5,755
†W.P. Stewart	140	410
		634,055
Diversified Telecommunications Services – 0.93%
Alaska Communications Systems Group	9,566	64,092
Atlantic Tele-Network	1,769	33,929
†Cbeyond	4,638	87,334
†Cincinnati Bell	46,295	106,479
†Cogent Communications Group	8,665	62,388
Consolidated Communications Holdings	4,244	43,543
Fairpoint Communications	16,415	12,804
†General Communication Class A	9,862	65,878
†Global Crossing	4,919	34,433
†Globalstar	7,435	2,602
†iBasis	4,823	3,231
†IDT Class B	1,935	2,245
Iowa Telecommunications Services	6,840	78,386
NTELOS Holdings	5,932	107,606
†PAETEC Holding	28,332	40,798
†Premiere Global Services	12,419	109,536
Shenandoah Telecommunications	4,695	107,046
†tw telecom Class A	30,460	266,526
†Vonage Holdings	5,562	2,225
		1,231,081
Electric Utilities – 1.81%
ALLETE	5,555	148,263
Central Vermont Public Service	2,528	43,734
Cleco	12,472	270,518
†El Paso Electric	8,832	124,443
Empire District Electric	7,107	102,625
Idacorp	9,282	216,828
ITC Holdings	10,053	438,511
MGE Energy	4,449	139,565
Portland General Electric	13,096	230,359
UIL Holdings	5,315	118,631
Unisource Energy	6,911	194,821
Westar Energy	21,344	374,160
		2,402,458
Electrical Equipment – 1.78%
Acuity Brands	8,584	193,484
†Advanced Battery Technologies	7,300	15,622
†Akeena Solar	4,000	4,480
†American Superconductor	8,371	144,902
†AZZ	2,510	66,239
Baldor Electric	9,063	131,323
†Beacon Power	15,900	7,473
Belden	9,063	113,378
Brady Class A	10,489	184,921
†Capstone Turbine	33,000	23,760
†China BAK Battery	3,800	6,498
†Coleman Cable	867	1,847
Encore Wire	3,850	82,506
†Ener1	7,500	38,775
†Energy Conversion Devices	8,900	118,103
†EnerSys	5,312	64,381
†Evergreen Solar	29,203	62,202
Franklin Electric	4,849	107,308
†FuelCell Energy	13,567	32,561
†Fushi Copperweld	2,400	11,520
†GrafTech International	23,983	147,735
†Harbin Electric	1,300	7,995
†II-VI	5,069	87,085
†LaBarge	2,200	18,414
LSI Industries	4,947	25,576
†Medis Technologies	3,096	1,362
†Microvision	10,000	12,900
†Orion Energy Systems	1,198	5,283
†Plug Power	27,000	23,490
†Polypore International	3,193	12,836
†Powell Industries	1,584	55,931
†Power-One	15,010	13,209
†PowerSecure International	3,200	10,944
Preformed Line Products	679	25,558
Regal-Beloit	6,421	196,740
Smith (A.O.)	4,323	108,853
†Ultralife	2,300	17,779
†Valence Technology	9,000	19,170
Vicor	4,521	22,108
Woodward Governor	11,552	129,151
		2,353,402
Electronic Equipment & Instruments – 1.83%
Agilysys	3,976	17,097
†Anixter International	6,250	197,999
†Benchmark Electronics	13,312	149,093
†Brightpoint	11,536	49,374
†Checkpoint Systems	8,582	76,981
†China Security & Surveillance Technology	6,600	25,344
†Cogent	8,271	98,425
Cognex	8,417	112,366
†Coherent	4,800	82,800
†Comverge	5,265	36,592
†CPI International	1,737	16,328
CTS	7,872	28,418
Daktronics	6,314	41,357
†DTS	3,562	85,702
†Echelon	6,774	54,802
Electro Rent	3,582	34,530
†Electro Scientific Industries	6,120	36,230
†Elixir Gaming Technologies	13,300	1,463
†FARO Technologies	3,398	45,669
†Gerber Scientific	5,601	13,386
†ICx Technologies	2,700	10,935
†Insight Enterprises	9,883	30,242
†IPG Photonics	4,435	37,343
†L-1 Identity Solutions	13,978	71,428
†Littelfuse	3,970	43,630
†Maxwell Technologies	3,100	21,545
†Measurement Specialties	1,908	7,804
†Mercury Computer Systems	5,168	28,579
Methode Electronics	8,398	30,065
MTS Systems	3,588	81,627
†Multi-Fineline Electronix	2,060	34,690
†Newport	7,555	33,393
†OSI Systems	3,418	52,159
Park Electrochemical	3,987	68,895
†PC Connection	872	3,314
†PC Mall	2,000	9,080
†Plexus	7,893	109,081
†RadiSys	5,242	31,767
†Rofin-Sinar Technologies	5,902	95,140
†Rogers	3,479	65,684
†Sanmina-SCI	97,300	29,677
†ScanSource	5,420	100,704
†Smart Modular Technologies	6,333	8,740
†Synnex	3,563	70,084
Technitrol	7,993	13,668
†TTM Technologies	9,145	53,041
†Universal Display	6,542	59,990
†Zygo	2,467	11,324
		2,417,585
Energy Equipment & Services – 1.13%
†Allis-Chalmers Energy	4,443	8,575
†Basic Energy Services	8,605	55,674
†Bolt Technology	1,500	10,665
†Bristow Group	4,781	102,457
†Bronco Drilling	5,315	27,957
†Cal Dive International	8,975	60,761
CARBO Ceramics	4,223	120,101
†Complete Production Services	8,673	26,713
†Dawson Geophysical	1,511	20,399
†Dril-Quip	6,167	189,326
†ENGlobal	4,451	20,208
†Geokinetics	797	2,606
Gulf Island Fabrication	1,895	15,179
†Gulfmark Offshore	4,518	107,799
†Hornbeck Offshore Services	5,074	77,328
†ION Geophysical	16,630	25,943
Lufkin Industries	3,142	119,018
†Matrix Service	5,979	49,147
†Mitcham Industries	1,800	6,858
†Natco Group	4,278	80,983
†Natural Gas Services Group	2,000	18,000
†Newpark Resources	17,381	43,974
†OYO Geospace	572	7,470
†Parker Drilling	20,427	37,586
†PHI	2,958	29,521
†Pioneer Drilling	10,504	34,453
RPC	5,879	38,978
†Sulphco	16,465	17,618
†Superior Well Services	2,867	14,708
†T-3 Energy Services	2,984	35,152
†Trico Marine Service	2,662	5,590
†Union Drilling	1,777	6,753
†Willbros Group	8,394	81,422
		1,498,922
Food & Staples Retailing – 0.98%
Andersons	3,460	48,924
Arden Group	200	23,368
Casey's General Stores	10,391	277,024
†Great Atlantic & Pacific Tea	7,703	40,903
Ingles Markets Class A	2,636	39,355
Nash Finch	2,520	70,787
†Pantry	4,578	80,619
PricesMart	2,663	47,961
Ruddick	8,717	195,697
Spartan Stores	4,888	75,324
†Susser Holdings	1,600	21,504
†United Natural Foods	8,863	168,131
Village Super Market Class A	1,314	40,957
Weis Markets	2,178	67,605
†Winn Dixie Stores	10,635	101,671
		1,299,830
Food Products – 2.11%
†AgFeed Industries	3,300	7,458
Alico	609	14,616
†American Dairy	1,331	22,507
B&G Foods Class A	3,500	18,200
†Calavo Growers	1,900	22,838
Cal-Maine Foods	2,583	57,833
Chiquita Brands International	8,232	54,578
†Darling International	17,841	66,190
Diamond Foods	3,400	94,962
Farmer Brothers	1,100	19,580
Flowers Foods	15,612	366,570
†Fresh Del Monte Produce	8,385	137,682
†Green Mountain Coffee Roasters	3,486	167,328
Griffin Land & Nurseries	600	21,000
†Hain Celestial Group	7,987	113,735
†HQ Sustainable Maritime Industries	1,400	10,710
Imperial Sugar	2,812	20,218
J&J Snack Foods	2,980	103,078
Lancaster Colony	3,971	164,717
Lance	5,706	118,799
†Lifeway Foods	1,100	8,800
†Omega Protein	3,100	8,184
†Ralcorp Holdings	11,458	617,358
Reddy Ice Holdings	3,060	4,498
Sanderson Farms	3,992	149,900
†Smart Balance	13,200	79,728
†Synutra International	1,675	13,752
Tootsie Roll Industries	4,979	108,144
†Treehouse Foods	6,195	178,354
†Zhongpin	3,200	28,416
		2,799,733
Gas Utilities – 1.64%
Chesapeake Utilities	1,600	48,768
Laclede Group	4,299	167,575
New Jersey Resources	8,506	289,034
NICOR	9,106	302,592
Northwest Natural Gas	5,539	240,503
Piedmont Natural Gas	14,970	387,574
South Jersey Industries	6,098	213,430
Southwest Gas	9,087	191,463
WGL Holdings	10,053	329,738
		2,170,677
Health Care Equipment & Supplies – 3.61%
†Abaxis	4,376	75,442
†ABIOMED	6,176	30,262
†Accuray	8,254	41,518
†Align Technology	12,596	99,886
†Alphatec Holdings	4,900	8,673
†American Medical System Holdings	14,509	161,775
Analogic	2,951	94,491
†AngioDynamics	4,982	55,998
Atrion	300	26,472
†Cantel Medical	2,543	32,728
†Cardiac Science	3,500	10,535
†Conceptus	6,219	73,073
†Conmed	5,870	84,587
†CryoLife	5,689	29,469
†Cyberonics	4,886	64,837
†Cynosure Class A	1,586	9,659
†DexCom	9,400	38,916
†ev3	14,268	101,303
†Exactech	1,300	14,937
†Greatbatch	4,684	90,635
†Haemonetics	5,203	286,581
†Hansen Medical	2,877	11,566
†ICU Medical	2,568	82,484
†I-Flow	3,156	11,519
†Immucor	14,378	361,607
†Insulet	3,096	12,694
†Integra LifeSciences Holdings	3,544	87,643
Invacare	6,542	104,868
†IRIS International	4,200	48,426
†Kensey Nash	1,656	35,223
†Masimo	9,576	277,512
†Medical Action Industries	2,240	18,570
Meridian Bioscience	8,102	146,808
†Merit Medical Systems	5,511	67,289
†Micrus Endovascular	2,749	16,412
†Natus Medical	5,254	44,712
†Neogen	3,000	65,490
†NuVasive	7,078	222,108
†NxStage Medical	5,601	14,451
†OraSure Technologies	9,184	23,236
†Orthofix International	3,510	65,005
†Orthovita	12,300	32,964
†Palomar Medical Technologies	3,438	24,960
†Quidel	5,558	51,245
†RTI Biologics	12,488	35,591
†Sirona Dental System	3,417	48,931
†Somanetics	2,200	33,396
†SonoSite	3,521	62,955
†Spectranetics	8,355	21,138
†Stereotaxis	6,171	24,622
STERIS	11,799	274,681
†SurModics	3,051	55,681
†Symmetry Medical	8,133	51,319
†Synovis Life Technologies	2,100	29,064
†Thoratec	11,106	285,313
†TomoTherapy	6,813	18,054
†TranS1	2,050	12,485
†Vision-Sciences	3,600	4,608
†Vnus Medical Technologies	2,700	57,429
†Volcano	9,485	138,007
West Pharmaceutical Services	6,478	212,543
†Wright Medical Group	7,355	95,836
†Zoll Medical	4,333	62,222
		4,782,444
Health Care Providers & Services – 3.27%
†Air Methods	2,385	40,330
†Alliance HealthCare Services	5,448	37,046
†Almost Family	1,100	20,999
†Amedisys	5,551	152,597
†AMERIGROUP	11,110	305,968
†AMN Healthcare Services	6,580	33,558
†Amsurg	6,633	105,133
†Assisted Living Concepts Class A	2,259	30,627
†athenahealth	4,314	104,011
†Bio-Reference Labs	2,300	48,093
†BMP Sunstone	4,801	15,507
†Capital Senior Living	2,767	6,751
†CardioNet	800	22,448
†Catalyst Health Solutions	6,550	129,821
†Centene	8,993	162,054
Chemed	4,678	181,974
†Chindex International	2,000	9,940
†CorVel	1,308	26,448
†Cross Country Healthcare	5,925	38,809
†Emergency Medical Services	2,079	65,260
†Emeritus	3,265	21,418
Ensign Group	1,400	21,644
†Five Star Quality Care	5,600	5,824
†Genoptix	1,855	50,604
†Gentiva Health Services	5,100	77,520
†Hanger Orthopedic Group	6,100	80,825
†HealthSouth	17,396	154,476
†HealthSpring	9,863	82,553
†Healthways	6,817	59,785
†HMS Holdings	5,037	165,717
†inVentiv Health	6,436	52,518
†IPC the Hospitalist	1,504	28,621
†Kindred Healthcare	5,952	88,982
Landauer	1,814	91,934
†LHC Group	3,018	67,241
†Magellan Health Services	8,290	302,088
†MedCath	2,679	19,476
†Molina Healthcare	2,534	48,197
†MWI Veterinary Supply	2,198	62,599
National Healthcare	1,673	67,171
National Research	200	4,968
†Nighthawk Radiology Holdings	4,925	13,298
†Odyssey HealthCare	6,657	64,573
Owens & Minor	8,374	277,431
†PharMerica	6,522	108,526
†Providence Service	3,409	23,454
†PSS World Medical	13,009	186,679
†Psychiatric Solutions	11,383	179,055
†RadNet	3,900	4,836
†RehabCare Group	3,900	68,016
†Res-Care	4,962	72,247
†Skilled Healthcare Group	3,812	31,297
†Sun Healthcare Group	8,858	74,762
†Sunrise Senior Living	8,591	5,842
†Triple-S Management Class B	2,703	33,301
†U.S. Physical Therapy	2,100	20,328
†Universal American Financial	8,124	68,810
†Virtual Radiologic	830	5,802
		4,329,792
Health Care Technology – 0.55%
Allscripts-Misys Healthcare Solutions	29,596	304,543
Computer Programs & Systems	2,027	67,438
†Eclipsys	10,756	109,066
†MedAssets	3,883	55,333
†Omnicell	6,106	47,749
†Phase Forward	8,642	110,531
†Vital Images	3,009	33,911
		728,571
Hotels, Restaurants & Leisure – 2.64%
†AFC Enterprises	6,174	27,845
Ambassadors Group	4,530	36,784
Ameristar Casinos	5,181	65,177
†Bally Technologies	11,420	210,356
†BJ's Restaurants	3,301	45,917
†Bluegreen	3,077	5,354
Bob Evans Farms	6,236	139,811
†Buffalo Wild Wings	3,680	134,614
†California Pizza Kitchen	3,955	51,731
†CEC Entertainment	4,202	108,748
†Cheesecake Factory	11,900	136,255
Churchill Downs	1,988	59,759
CKE Restaurants	10,030	84,252
Cracker Barrel Old Country Store	4,372	125,214
†Denny's	20,736	34,629
DineEquity	3,200	37,952
Domino's Pizza	8,591	56,271
Dover Downs Gaming & Entertainment	2,170	6,662
Dover Motorsports	2,900	5,365
†Gaylord Entertainment	8,970	74,720
†Great Wolf Resorts	3,854	8,980
†Isle of Capri Casinos	4,245	22,456
†Jack in the Box	12,198	284,092
†Krispy Kreme Doughnuts	10,843	17,349
Landry's Restaurants	2,174	11,348
†Life Time Fitness	7,132	89,578
†Lodgian	2,240	4,704
†Luby's	4,000	19,640
Marcus	4,012	34,102
†Monarch Casino & Resort	2,757	14,226
†Morgans Hotel Group	4,468	13,895
O'Charleys	3,241	9,755
†P.F. Chang's China Bistro	4,721	108,016
†Papa John's International	4,603	105,271
†Peet's Coffee & Tea	2,875	62,158
†Pinnacle Entertainment	11,768	82,847
†Red Robin Gourmet Burgers	3,408	60,083
†Rick's Cabaret International	1,100	4,994
†Riviera Holdings	1,465	1,494
†Ruby Tuesday	10,850	31,682
†Ruth's Hospitality Group	3,025	3,660
†Shuffle Master	10,723	30,775
†Six Flags	9,429	2,546
†Sonic	11,891	119,148
Speedway Motorsports	2,928	34,609
†Steak n Shake	5,412	40,969
†Texas Roadhouse Class A	10,046	95,738
†Town Sports International Holding	3,482	10,411
†Vail Resorts	5,924	121,027
Wendy’s/Arby’s Group	80,686	405,852
†WMS Industries	9,214	192,665
		3,491,486
Household Durables – 0.98%
American Greetings Class A	9,592	48,536
†Beazer Homes USA	8,257	8,340
Blyth	1,255	32,793
Brookfield Homes	1,560	5,382
†Cavco Industries	1,100	25,960
†Central Garden & Pet Class A	12,863	96,730
†Champion Enterprises	15,821	7,594
CSS Industries	1,604	27,268
Ethan Allen Interiors	5,485	61,761
Furniture Brands International	6,881	10,115
†Helen of Troy	6,232	85,690
Hooker Furniture	1,494	12,609
†Hovnanian Enterprises Class A	7,155	11,162
†iRobot	4,333	32,931
La-Z-Boy	10,365	12,956
Libbey	1,679	1,545
M/I Homes	3,021	21,117
†Meritage Homes	6,520	74,458
National Presto Industries	944	57,593
†Palm Harbor Homes	1,296	2,890
†Russ Berrie & Co.	1,884	2,487
Ryland Group	8,400	139,944
Sealy	9,182	13,681
Skyline	1,122	21,329
†Standard Pacific	17,878	15,733
Tempur-Pedic International	14,999	109,493
Tupperware Brands	12,831	217,999
†Universal Electronics	3,214	58,173
WD-40	3,487	84,176
		1,300,445
Independent Power Producers & Energy Traders – 0.09%
Ormat Technologies	3,812	104,678
†Synthesis Energy Systems	3,400	2,244
†US Geothermal	11,200	7,952
		114,874
Industrial Conglomerates – 0.30%
Otter Tail	6,958	153,424
Raven Industries	3,060	63,587
Seaboard	71	71,710
Standex International	2,346	21,583
Tredegar	5,194	84,818
†United Capital	100	1,725
		396,847
Insurance – 4.12%
Ambac Financial Group	56,700	44,226
American Equity Investment Life Holding	10,829	45,049
American Physicians Capital	1,758	71,937
†American Safety Insurance Holdings	1,900	21,869
†Amerisafe	4,223	64,696
Amtrust Financial Services	3,316	31,668
†Argo Group International Holdings	6,085	183,341
Aspen Insurance Holdings	17,485	392,712
Assured Guaranty	12,142	82,201
Baldwin & Lyons Class B	1,618	30,613
†Citizens	8,422	61,228
†CNA Surety	3,762	69,371
†Crawford & Co. Class B	4,340	29,165
Delphi Financial Group	8,214	110,560
Donegal Group Class A	2,153	33,092
†eHealth	5,068	81,139
EMC Insurance Group	1,105	23,282
Employers Holdings	9,739	92,910
†Enstar Group	1,208	68,035
FBL Financial Group Class A	2,017	8,371
†First Acceptance	1,845	4,465
†First Mercury Financial	3,095	44,692
Flagstone Reinsurance Holdings	6,410	49,934
†FPIC Insurance Group	1,764	65,321
†Greenlight Capital Re Class A	6,024	96,203
†Hallmark Financial Service	875	6,064
Harleysville Group	2,780	88,432
†Hilltop Holdings	9,063	103,318
Horace Mann Educators	8,035	67,253
Independence Holding	522	2,615
Infinity Property & Casualty	2,920	99,076
IPC Holdings	9,531	257,718
Kansas City Life Insurance	1,012	36,280
Maiden Holdings	10,900	48,723
Max Capital Group	11,413	196,760
Meadowbrook Insurance Group	10,560	64,416
Montpelier Re Holdings	19,112	247,692
National Financial Partners	7,665	24,528
National Interstate	991	16,758
National Western Life Insurance Class A	430	48,590
†Navigators Group	2,641	124,602
NYMAGIC	608	7,418
Odyssey Re Holdings	4,536	172,050
Phoenix Companies	22,587	26,427
Platinum Underwriters Holdings	9,938	281,842
†PMA Capital Class A	6,298	26,263
Presidential Life	3,796	29,571
†ProAssurance	6,604	307,878
RLI	3,804	190,961
Safety Insurance Group	3,503	108,873
†SeaBright Insurance Holdings	3,980	41,631
Selective Insurance Group	10,389	126,330
State Auto Financial	2,774	48,822
Stewart Information Services	3,754	73,203
Tower Group	7,271	179,085
†United America Indemnity Class A	3,110	12,502
United Fire & Casualty	4,748	104,266
Validus Holdings	13,074	309,592
Zenith National Insurance	7,345	177,088
		5,462,707
Internet & Catalog Retail – 0.58%
†1-800-FLOWERS.com Class A	3,982	8,243
†Blue Nile	2,813	84,812
†Drugstore.Com	14,900	17,433
†Gaiam Class A	2,938	9,637
†NetFlix	8,229	353,189
NutriSystem	6,400	91,328
†Orbitz Worldwide	7,477	9,645
†Overstock.com	3,633	33,242
†PetMed Express	5,034	82,960
†Shutterfly	4,566	42,783
†Stamps.com	2,881	27,946
		761,218
Internet Software & Services – 2.25%
†Ariba	17,077	149,082
†Art Technology Group	27,019	68,898
†AsiaInfo Holdings	7,203	121,371
†Bankrate	2,685	66,991
†Chordiant Software	4,616	13,986
†comScore	3,939	47,623
†Constant Contact	4,354	60,912
†DealerTrack Holdings	8,480	111,088
†Dice Holdings	2,649	7,364
†Digital River	7,665	228,569
†DivX	4,491	22,590
†EarthLink	21,633	142,129
†GSI Commerce	5,198	68,094
†HSW International	2,352	388
Infospace	7,469	38,839
†Internap Network Services	11,489	30,905
†Internet Brands Class A	4,086	23,985
†Internet Capital Group	7,673	30,922
†j2 Global Communications	9,364	204,978
†Keynote Systems	3,430	27,200
†Knot	5,366	44,001
†Limelight Networks	5,777	19,353
†Liquidity Services	2,600	18,174
†LoopNet	6,615	40,219
Marchex Class B	3,808	13,100
†MercadoLibre	4,937	91,581
†Move	28,457	41,263
NIC	7,968	41,434
†Omniture	12,452	164,242
†Perficient	7,593	41,002
†Rackspace Hosting	3,300	24,717
†RealNetworks	17,854	41,600
†S1	8,940	46,041
†SAVVIS	7,698	47,651
†SonicWALL	11,620	51,825
†SupportSoft	8,300	15,936
†Switch & Data Facilities	4,871	42,719
†TechTarget	2,522	6,053
†Terremark Worldwide	9,890	26,604
TheStreet.com	3,439	6,775
United Online	16,245	72,453
†ValueClick	17,716	150,763
†Vignette	5,579	37,268
†VistaPrint	9,118	250,653
†Vocus	3,268	43,432
†Web.com Group	7,200	23,904
†Websense	9,447	113,364
		2,982,041
IT Services – 1.95%
Acxiom	12,400	91,760
†CACI International Class A	6,177	225,398
Cass Information Systems	1,474	47,802
†CGS Systems International	7,577	108,200
†China Information Security Technology	4,300	13,588
†CIBER	11,421	31,179
†CyberSource	13,664	202,364
†Euronet Worldwide	9,522	124,357
†ExlService Holdings	3,142	27,084
†Forrester Research	3,154	64,846
†Gartner	11,902	131,041
Gevity HR	6,211	24,533
†Global Cash Access Holdings	10,197	38,953
†Hackett Group	7,100	14,342
Heartland Payment Systems	4,651	30,743
iGate	3,835	12,425
infoGROUP	5,966	24,819
†Integral Systems	3,488	29,997
†Mantech International Class A	4,329	181,385
MAXIMUS	3,679	146,645
†NCI Class A	1,200	31,200
†Ness Technologies	6,328	18,668
†Online Resources	7,179	30,224
†Perot Systems Class A	17,713	228,142
†RightNow Technologies	6,208	46,995
†Safeguard Scientifics	31,549	17,352
†Sapient	18,670	83,455
†SRA International Class A	8,424	123,833
Syntel	2,576	53,014
†TeleTech Holdings	7,654	83,352
†TNS	5,254	42,978
†VeriFone Holdings	14,600	99,280
†Virtusa	2,656	16,467
†Wright Express	7,839	142,827
		2,589,248
Leisure Equipment & Products – 0.45%
Brunswick	19,300	66,585
Callaway Golf	13,245	95,099
†JAKKS Pacific	5,580	68,913
†LeapFrog Enterprises	5,281	7,288
Marine Products	1,434	6,080
†Nautilus Group	4,962	3,126
Polaris Industries	6,741	144,528
Pool	9,400	125,960
†RC2	2,927	15,425
†Smith & Wesson Holding	7,564	45,535
†Steinway Musical Instruments	1,292	15,465
		594,004
Life Sciences Tools & Services – 1.41%
†Accelrys	5,000	19,900
†Affymetrix	13,645	44,619
†Albany Molecular Research	4,815	45,405
†AMAG Pharmaceuticals	3,419	125,717
†Bio-Rad Laboratories Class A	3,920	258,329
†Bruker	11,162	68,758
†Caliper Life Sciences	8,800	8,712
†Cambrex	5,718	13,037
†Celldex Therapeutics	2,600	16,926
†Clinical Data	1,900	20,520
†Dionex	3,767	177,991
†Enzo Biochem	5,399	21,704
†eResearch Technology	8,921	46,924
†Exelixis	22,502	103,509
†Facet Biotech	5,480	52,060
†Kendle International	2,792	58,520
†Life Sciences Research	1,500	10,755
†Luminex	8,415	152,480
†Medivation	5,076	92,739
†Nektar Therapeutics	19,307	104,065
†Parexel International	11,592	112,790
†Sequenom	12,500	177,750
†Varian	5,829	138,380
		1,871,590
Machinery – 2.67%
†3D Systems	4,320	28,469
Actuant Class A	11,133	115,004
Alamo Group	1,100	11,726
Albany International	6,780	61,359
†Altra Holdings	5,871	22,779
American Railcar Industries	1,386	10,575
Ampco-Pittsburgh	1,670	22,144
†Astec Industries	3,495	91,674
Badger Meter	3,075	88,837
Barnes Group	9,543	102,015
†Blount International	7,617	35,191
Briggs & Stratton	9,784	161,436
Cascade	1,625	28,649
†Chart Industries	5,344	42,111
†China Fire & Security Group	2,600	20,436
CIRCOR International	3,201	72,087
CLARCOR	10,257	258,375
†Colfax	4,700	32,289
†Columbus McKinnon	4,084	35,612
†Commercial Vehicle Group	4,186	2,302
Dynamic Materials	2,559	23,440
†EnPro Industries	4,226	72,265
†ESCO Technologies	5,159	199,653
Federal Signal	9,299	49,006
†Flanders	3,100	12,524
†Flow International	4,683	7,586
†Force Protection	13,445	64,536
FreightCar America	2,450	42,949
Gorman-Rupp	2,666	52,787
Graham	1,600	14,352
Greenbrier Companies	2,638	9,655
†Hurco Companies	1,151	12,235
†Kadant	2,941	33,880
Kaydon	7,118	194,535
†Key Technology	1,000	8,800
†K-Tron International	600	36,402
†LB Foster Class A	1,957	48,592
Lindsay	2,599	70,173
†Lydall	2,800	8,316
†Met-Pro	2,600	21,190
†Middleby	3,815	123,720
Mueller Industries	7,671	166,384
Mueller Water Products Class A	22,634	74,692
NACCO Industries Class A	1,023	27,805
NN	2,800	3,528
Nordson	6,748	191,846
Omega Flex	497	8,007
†PMFG	2,200	17,336
†RBC Bearings	4,757	72,687
Robbins & Myers	5,926	89,897
Sauer-Danfoss	1,732	4,226
Sun Hydraulics	2,417	35,312
†Tecumseh Products Class A	3,164	14,301
Tennant	2,879	26,976
†Thermadyne Holdings	2,300	4,876
Titan International	6,355	31,966
†Titan Machinery	1,355	12,181
†Trimas	1,384	2,422
Twin Disc	1,644	11,376
Wabash National	7,267	8,938
Wabtec	9,860	260,108
Watts Water Technologies Class A	5,784	113,135
Xerium Technologies	4,516	3,026
		3,530,691
Marine – 0.14%
†American Commercial Lines	6,938	21,993
Eagle Bulk Shipping	8,849	37,608
Genco Shipping & Trading	4,966	61,281
Horizon Lines	7,364	22,313
International Shipholding	1,100	21,637
†TBS International Class A	1,688	12,407
†Ultrapetrol (Bahamas)	4,077	11,008
		188,247
Media – 0.97%
AH Belo Class A	2,258	2,213
Arbitron	5,359	80,439
Belo Class A	17,093	10,427
†Charter Communications Class A	63,569	1,322
Cinemark Holdings	6,519	61,213
†CKX	11,496	47,134
†Cox Radio Class A	4,781	19,602
†Crown Media Holdings Class A	2,096	4,276
†Cumulus Media Class A	4,188	4,230
†Dolan Media	5,659	44,536
Entercom Communications Class A	4,205	4,626
†Entravision Communications Class A	9,603	2,497
Fisher Communications	1,241	12,112
†Global Sources	5,080	19,760
†Global Traffic Network	2,300	6,969
Gray Television	5,108	1,635
Harte-Hanks	7,900	42,265
Interactive Data	7,224	179,589
Journal Communications Class A	5,938	4,454
†Knology	4,567	18,816
Lee Enterprises	6,279	1,758
†LIN TV Class A	3,684	4,126
†Live Nation	14,954	39,927
†Martha Stewart Living Omnimedia Class A	3,354	8,351
†Marvel Entertainment	9,940	263,907
McClatchy Class A	9,200	4,508
Media General Class A	3,102	5,956
†Mediacom Communications Class A	7,435	29,963
National CineMedia	8,647	113,967
†Outdoor Channel Holdings	3,100	21,142
†Playboy Enterprises Class B	3,957	7,795
Primedia	6,160	15,215
†RCN	8,831	32,675
†RHI Entertainment	2,500	3,800
Scholastic	5,254	79,178
Sinclair Broadcasting Group Class A	8,338	8,588
†Valassis Communications	9,686	15,207
Value Line	130	3,554
World Wrestling Entertainment Class A	4,454	51,399
		1,279,131
Metals & Mining – 1.13%
†Allied Nevada Gold	10,100	59,085
AM Castle	3,901	34,797
AMCOL International	5,527	82,021
†Brush Engineered Materials	4,300	59,641
†China Precision Steel	3,300	3,861
†Coeur d'Alene Mines	117,086	110,060
Compass Minerals International	6,521	367,588
†General Moly	10,025	10,627
†General Steel Holdings	2,000	5,260
†Haynes International	2,585	46,065
†Hecla Mining	36,570	73,140
†Horsehead Holding	8,231	45,271
Kaiser Aluminum	3,000	69,360
Olympic Steel	2,151	32,631
Royal Gold	6,055	283,131
†RTI International Metals	4,794	56,090
†Stillwater Mining	8,481	31,380
†Universal Stainless & Alloy	1,274	12,320
Worthington Industries	12,707	110,677
		1,493,005
Multiline Retail – 0.20%
†99 Cents Only Stores	9,034	83,474
Dillard Class A	12,000	68,400
Fred's Class A	8,193	92,417
†Retail Ventures	8,171	12,420
Tuesday Morning	4,918	6,246
		262,957
Multi-Utilities & Unregulated Power – 0.56%
Avista	10,717	147,680
Black Hills	7,533	134,765
CH Energy Group	3,257	152,753
NorthWestern	7,566	162,518
PNM Resources	16,933	139,867
		737,583
Oil, Gas & Consumable Fuels – 2.89%
†Abraxas Petroleum	7,300	7,519
Alon USA Energy	2,540	34,798
†American Oil & Gas	6,600	5,082
Apco Argentina	644	7,097
†Approach Resources	1,454	9,015
†Arena Resources	7,522	191,661
Atlas America	6,943	60,751
†ATP Oil & Gas	5,367	27,533
Berry Petroleum Class A	9,261	101,501
†Bill Barrett	7,691	171,048
†BMB Munai	6,400	3,712
†BPZ Resources	10,821	40,038
†Brigham Exploration	7,852	14,919
†Callon Petroleum	4,294	4,680
†Cano Petroleum	6,400	2,752
†Carrizo Oil & Gas	5,497	48,813
†Cheniere Energy	10,900	46,434
†Clayton Williams Energy	966	28,246
†Clean Energy Fuels	5,737	34,938
†Comstock Resources	9,114	271,597
†Concho Resources	11,230	287,376
†Contango Oil & Gas	2,631	103,135
Crosstex Energy	8,897	14,591
†CVR Energy	5,842	32,365
Delek US Holdings	3,567	36,954
†Delta Petroleum	11,416	13,699
DHT Maritime	8,526	32,740
†Double Eagle Petroleum	1,500	7,755
†Endeavor International	19,300	16,791
Energy XXI Bermuda	23,800	8,925
†Evergreen Energy	30,425	42,352
†EXCO Resources	30,325	303,250
†FX Energy	6,483	18,023
†Gasco Energy	15,300	5,967
General Maritime	10,455	73,185
†GeoGlobal Resources	4,379	3,153
†GeoMet	3,117	1,808
†GeoResources	1,100	7,392
†GMX Resources	3,260	21,190
Golar LNG	6,937	23,794
†Goodrich Petroleum	4,428	85,726
†Gran Tierra Energy	46,700	117,217
†GreenHunter Energy	900	1,710
†GT Solar International	5,400	35,856
†Gulfport Energy	4,214	9,776
†Harvest Natural Resources	7,296	24,733
Houston America Energy	2,800	5,208
†International Coal Group	23,053	37,115
†James River Coal	5,700	70,338
Knightsbridge Tankers	3,451	50,212
†McMoRan Exploration	12,052	56,644
†Meridian Resource	10,872	2,283
†National Coal	4,400	5,984
Nordic American Tanker Shipping	7,918	231,997
†Northern Oil & Gas	3,300	11,880
†Oilsands Quest	33,924	24,425
†Pacific Ethanol	4,198	1,385
Panhandle Oil & Gas Class A	1,200	20,544
†Parallel Petroleum	8,202	10,499
Penn Virginia	8,085	88,773
†Petroleum Development	2,820	33,304
†Petroquest Energy	9,192	22,061
†PrimeEnergy	100	4,990
†Quest Resource	3,500	1,096
†Ram Energy Resources	6,200	4,526
†Rentech	27,396	15,068
†Rex Energy	2,693	7,729
†Rosetta Resources	11,709	57,960
Ship Finance International	8,798	57,715
†Stone Energy	5,506	18,335
†Swift Energy	6,064	44,267
Teekay Tankers Class A	2,937	27,931
Toreador Resources	2,447	6,142
†Tri-Valley	3,900	4,446
†TXCO Resources	7,161	2,950
†Uranium Resources	6,572	3,089
†USEC	21,852	104,890
†Vaalco Energy	11,892	62,909
†Venoco	3,276	10,745
†Warren Resources	11,392	10,936
Western Refining	6,100	72,834
†Westmoreland Coal	1,700	12,189
World Fuel Services	5,729	181,208
		3,826,204
Paper & Forest Products – 0.27%
†AbitibiBowater	11,129	6,121
†Buckeye Technologies	7,723	16,450
†Clearwater Paper	1,618	12,993
Deltic Timber	2,029	79,962
Glatfelter	9,283	57,926
†Kapstone Paper & Packaging	3,400	8,364
Louisiana-Pacific	23,000	51,290
†Mercer International	4,495	2,967
Neenah Paper	2,132	7,739
Schweitzer-Mauduit International	3,488	64,388
Verso Paper	2,700	1,728
Wausau Paper	9,103	47,882
		357,810
Personal Products – 0.35%
†American Oriental Bioengineering	11,167	43,105
†Chattem	3,415	191,410
†China Sky One Medical	1,500	17,250
†Elizabeth Arden	4,223	24,620
Inter Parfums	2,336	13,616
Mannatech	2,245	7,476
Nu Skin Enterprises Class A	9,595	100,651
†Prestige Brands Holdings	6,153	31,873
†Schiff Nutrition International	1,300	5,850
†USANA Health Sciences	1,452	32,467
		468,318
Pharmaceuticals – 1.33%
†Acura Pharmaceuticals	2,300	14,766
†Adolor	7,500	15,300
†Akorn	13,578	11,677
†Alexza Pharmaceuticals	6,667	14,734
†Ardea Biosciences	3,300	33,957
†Auxilium Pharmaceuticals	8,544	236,840
†Biodel	1,970	10,264
†BioForm Medical	2,083	2,541
†BioMimetic Therapeutics	2,351	16,692
†Cadence Pharmaceuticals	3,732	35,006
†Caraco Pharmaceutical Laboratories	1,637	5,762
†Columbia Laboratories	8,400	12,096
†Cypress Bioscience	7,103	50,502
†Depomed	8,700	20,532
†Discovery Laboratories	15,562	18,986
†DURECT	14,260	31,800
†Inspire Pharmaceuticals	7,400	30,044
†Javelin Pharmaceuticals	10,358	14,916
†Jazz Pharmaceuticals	1,141	1,015
†KV Pharmaceutical Class A	4,967	8,196
†MAP Pharmaceuticals	1,100	2,310
†Medicines	10,897	118,123
Medicis Pharmaceutical Class A	11,130	137,678
†MiddleBrook Pharmaceutical	6,800	9,248
†Noven Pharmaceuticals	5,308	50,320
†Obagi Medical Products	3,227	17,361
†Optimer Pharmaceuticals	5,500	72,545
†Pain Therapeutics	5,812	24,410
†Par Pharmaceuticals	7,314	69,264
†POZEN	5,906	36,145
†Questcor Pharmaceuticals	11,200	55,104
†Salix Pharmaceuticals	10,018	95,171
†Sucampo Pharmaceuticals Class A	1,300	7,969
†Valeant Pharmaceuticals International	13,047	232,106
†ViroPharma	15,378	80,735
†Vivus	15,395	66,506
†XenoPort	5,444	105,396
		1,766,017
Real Estate Investment Trusts – 5.15%
Acadia Realty Trust	6,761	71,734
Agree Realty	1,237	19,409
Alexander's	377	64,233
American Campus Communities	8,297	144,036
American Capital Agency	1,800	30,798
Anthracite Capital	9,363	3,183
Anworth Mortgage Asset	20,190	123,765
Arbor Realty Trust	1,693	1,219
Ashford Hospitality Trust	18,881	29,077
Associated Estates Realty	2,834	16,097
BioMed Realty Trust	15,742	106,573
Capital Trust Class A	2,575	2,833
CapLease	7,368	14,515
Capstead Mortgage	12,900	138,546
Care Investment Trust	2,500	13,650
Cedar Shopping Centers	8,180	14,233
Chimera Investment	28,595	96,079
Cogdell Spencer	1,900	9,690
Colonial Properties Trust	8,700	33,147
Corporate Office Properties Trust	8,729	216,741
Cousins Properties	9,182	59,132
DCT Industrial Trust	33,961	107,656
DiamondRock Hospitality	20,349	81,599
DuPont Fabros Technology	2,014	13,856
EastGroup Properties	4,940	138,666
Education Realty Trust	5,761	20,106
Entertainment Properties Trust	6,401	100,880
Equity Lifestyle Properties	4,068	154,991
Equity One	6,478	78,967
Extra Space Storage	16,778	92,447
FelCor Lodging Trust	12,578	17,106
First Industrial Realty Trust	8,073	19,779
First Potomac Realty Trust	5,587	41,064
Franklin Street Properties	11,639	143,160
†Friedman Billings Ramsey Group Class A	20,403	4,081
Getty Realty	3,859	70,813
Glimcher Realty Trust	7,817	10,944
Gramercy Capital	6,211	6,025
†Hatteras Financial	3,300	82,467
Healthcare Realty Trust	11,822	177,212
Hersha Hospitality Trust	9,990	18,981
Highwoods Properties	12,842	275,075
Home Properties	6,594	202,106
Inland Real Estate	11,449	81,173
Investors Real Estate Trust	12,295	121,229
Kite Realty Group Trust	5,366	13,147
LaSalle Hotel Properties	9,261	54,084
Lexington Reality Trust	16,847	40,096
LTC Properties	4,716	82,719
Maguire Properties	6,041	4,350
Medical Properties Trust	16,721	61,032
MFA Mortgage Investments	45,221	265,899
Mid-America Apartment Communities	5,908	182,144
Mission West Properties	3,690	23,616
Monmouth Real Estate Investment Class A	3,700	24,457
National Health Investors	4,461	119,867
National Retail Properties	16,354	259,047
Newcastle Investment	8,533	5,546
NorthStar Realty Finance	11,793	27,360
Omega Healthcare Investors	17,175	241,824
One Liberty Properties	1,500	5,280
Parkway Properties	2,862	29,479
Pennsylvania Real Estate Investment Trust	7,123	25,287
Post Properties	9,608	97,425
Potlatch	7,763	180,024
PS Business Parks	2,982	109,887
RAIT Investment Trust	10,995	13,414
Ramco-Gershenson Properties Trust	2,659	17,151
Realty Income	20,672	389,046
Redwood Trust	12,460	191,261
Resource Capital	3,593	10,923
Saul Centers	1,703	39,118
Senior Housing Properties Trust	23,440	328,628
Sovran Self Storage	4,431	88,974
Strategic Hotel & Resorts	11,105	7,662
Sun Communities	3,126	36,981
Sunstone Hotel Investors	10,053	26,439
Tanger Factory Outlet Centers	6,240	192,566
Universal Health Realty Income Trust	2,408	70,386
Urstadt Biddle Properties Class A	4,642	62,296
U-Store-It Trust	10,706	21,626
Washington Real Estate Investment Trust	11,004	190,369
Winthrop Realty Trust	1,898	13,115
		6,821,598
Real Estate Management & Development – 0.12%
†Avatar Holdings	1,177	17,631
Consolidated-Tomoka Land	992	29,462
†Forestar Group	6,900	52,786
†FX Real Estate & Entertainment	979	157
Grubb & Ellis	5,849	3,685
†Maui Land & Pineapple	653	5,544
†Meruelo Maddux Properties	5,948	434
†Stratus Properties	878	5,312
†Tejon Ranch	2,190	45,268
Thomas Properties Group	3,530	4,165
		164,444
Road & Rail – 0.83%
†Amerco	1,869	62,668
Arkansas Best	4,555	86,636
†Celadon Group	3,577	19,852
†Dollar Thrifty Automotive Group	3,140	3,642
†Genesee & Wyoming Class A	6,235	132,494
Heartland Express	11,348	168,063
Knight Transportation	11,622	176,189
†Marten Transport	3,389	63,307
†Old Dominion Freight Line	5,636	132,390
†Patriot Transportation Holding	258	16,079
†Saia	3,149	37,631
Universal Truckload Services	905	12,978
Werner Enterprises	9,043	136,730
†YRC Worldwide	10,900	48,941
		1,097,600
Semiconductors & Semiconductor Equipment – 3.24%
†Actel	4,649	47,048
†Advanced Analogic Technology	8,989	32,360
†Advanced Energy Industries	6,660	50,150
†Amkor Technology	20,105	53,881
†Anadigics	15,120	31,298
†Applied Micro Circuits	12,866	62,529
†Asyst Technologies	6,638	1,859
†Atheros Communications	12,057	176,756
†ATMI	6,201	95,681
†AuthenTec	4,156	6,151
†Axcelis Technologies	16,106	6,120
†Brooks Automation	12,074	55,661
†Cabot Microelectronics	4,844	116,401
†Cavium Networks	6,197	71,513
†Ceva	3,600	26,208
†Cirrus Logic	12,806	48,151
Cohu	4,578	32,962
†Cymer	6,037	134,384
†Diodes	5,648	59,925
†DSP Group	4,678	20,209
†Emcore	11,700	8,775
†Entegris	22,188	19,082
†Entropic Communications	912	675
†Exar	8,313	51,873
†FEI	7,197	111,050
†FormFactor	10,019	180,542
†Hittite Microwave	4,169	130,073
IXYS	5,555	44,773
†Kopin	12,000	27,840
†Kulicke & Soffa Industries	14,933	39,124
†Lattice Semiconductor	21,994	30,352
†LTX-Credence	24,612	6,891
†Mattson Technology	7,579	6,374
Micrel	9,639	67,859
†Microsemi	16,465	190,994
†Microtune	9,022	16,420
†MIPS Technologies	11,638	34,099
†MKS Instruments	9,912	145,409
†Monolithic Power Systems	5,214	80,817
†Netlogic Microsystems	3,508	96,400
†NVE	800	23,048
†OmniVision Technologies	11,168	75,049
†Pericom Semiconductor	5,101	37,289
†Photronics	6,172	5,925
†PLX Technology	4,408	9,565
†PMC-Sierra	43,765	279,222
Power Integrations	6,100	104,920
†RF Micro Devices	56,257	74,822
†Rubicon Technology	2,201	11,687
†Rudolph Technologies	5,612	17,004
†Semitool	3,133	8,710
†Semtech	12,252	163,564
†Sigma Designs	5,491	68,308
†Silicon Image	13,175	31,620
†Silicon Storage Technology	18,864	31,126
†SiRF Technology Holdings	14,797	34,033
†Skyworks Solutions	33,770	272,186
†Spansion Class A	22,145	2,872
†Standard Microsystems	4,630	86,118
†Supertex	2,091	48,302
†Techwell	2,516	15,876
†Tessera Technologies	9,655	129,087
†Trident Microsystems	12,089	17,650
†TriQuint Semiconductor	27,349	67,552
†Ultra Clean Holdings	2,213	2,368
†Ultratech	5,102	63,724
†Veeco Instruments	6,350	42,355
†Volterra Semiconductor	5,704	48,142
†Zoran	10,886	95,797
		4,286,590
Software – 4.70%
†ACI Worldwide	6,716	125,925
†Actuate	13,629	41,705
†Advent Software	3,458	115,186
†American Software Class A	4,200	22,134
†ArcSight	1,644	20,994
Blackbaud	9,276	107,694
†Blackboard	6,295	199,803
†Bottomline Technologies	5,277	34,723
†Callidus Software	5,400	15,660
†Commvault Systems	8,267	90,689
†Concur Technologies	9,028	173,247
†Deltek	3,986	17,259
†DemandTec	4,700	41,125
†Digimarc	1,000	9,720
†Double-Take Software	2,981	20,152
†Ebix	1,200	29,820
†Entrust	10,700	16,157
†Epicor Software	11,841	45,114
†EPIQ Systems	7,157	129,041
Fair Isaac	9,600	135,072
†FalconStor Software	7,036	16,816
†Guidance Software	1,900	7,752
Henry (Jack) & Associates	15,432	251,850
†i2 Technologies	3,830	30,257
†Informatica	18,266	242,207
†Interactive Intelligence	2,819	25,540
†JDA Software Group	5,824	67,267
†Kenexa	3,869	20,854
†Lawson Software	23,964	101,847
†Macrovision Solutions	16,826	299,335
†Magma Design Automation	5,700	4,275
†Manhattan Associates	5,074	87,882
†Mastech Holdings	255	518
†Mentor Graphics	18,534	82,291
†MICROS Systems	16,713	313,369
†MicroStrategy	1,777	60,756
†Monotype Imaging Holdings	3,802	14,219
†MSC.Software	8,828	49,790
†Net 1 UEPS Technologies	10,045	152,784
†Netscout Systems	6,100	43,676
†NetSuite	970	10,922
†OpenTV Class A	22,025	33,258
†Opnet Technologies	2,500	21,675
†Parametric Technology	24,114	240,658
Pegasystems	2,924	54,299
†Phoenix Technologies	4,600	7,452
†Progress Software	8,629	149,799
†PROS Holdings	3,484	16,201
QAD	2,122	5,369
Quality Systems	3,471	157,063
†Quest Software	13,194	167,300
†Radiant Systems	7,339	32,365
Renaissance Learning	1,910	17,133
†Smith Micro Software	6,235	32,609
†Solera Holdings	11,501	284,995
†Sonic Solutions	2,921	3,505
†Sourcefire	3,675	26,754
†SPSS	3,499	99,477
†SuccessFactors	5,713	43,590
†Sybase	16,027	485,458
†Symyx Technologies	5,958	26,513
†Synchronoss Technolgies	4,039	49,518
Take-Two Interactive Software	15,404	128,623
†Taleo Class A	5,215	61,641
†Telecommunication Systems Class A	7,400	67,858
†THQ	14,025	42,636
†TIBCO Software	36,427	213,826
†TiVo	20,236	142,461
†Tyler Technologies	7,796	114,055
†Ultimate Software Group	5,003	86,352
†Unica	3,744	18,084
†Vasco Data Security International	4,783	27,598
†Wind River Systems	14,751	94,406
		6,227,958
Specialty Retail – 3.21%
Aaron Rents	9,321	248,498
†Aeropostale	13,463	357,576
†America's Car-Mart	2,300	31,257
Asbury Automotive Group	7,813	33,674
Bebe Stores	8,369	55,821
Big 5 Sporting Goods	5,121	30,060
†Blockbuster Class A	37,862	27,261
Borders Group	12,179	7,673
Brown Shoe	7,784	29,190
Buckle	4,782	152,689
†Build-A-Bear Workshop	4,589	27,855
†Cabela's	8,087	73,673
†Cache	2,435	7,013
†Casual Male Retail Group	4,696	2,301
Cato Class A	5,579	101,984
†Charlotte Russe Holding	3,612	29,438
†Charming Shoppes	26,443	37,020
†Chico'S FAS	35,100	188,487
†Children's Place Retail Stores	4,742	103,802
Christopher & Banks	7,454	30,487
†Citi Trends	3,236	74,072
†Coldwater Creek	13,700	34,387
†Collective Brands	12,683	123,532
†Conn's	2,402	33,724
†Dress Barn	9,563	117,529
†DSW Class A	2,265	21,042
Finish Line Class A	9,286	61,473
†Genesco	4,162	78,370
Group 1 Automotive	5,138	71,778
†Gymboree	5,679	121,247
Haverty Furniture	4,220	44,437
†hhgregg	3,040	43,016
†Hibbett Sports	5,522	106,133
†HOT Topic	9,367	104,817
†J. Crew Group	8,751	115,338
†Jo-Ann Stores	5,593	91,390
†Jos. A. Bank Clothiers	3,696	102,786
†Lumber Liquidators	1,700	21,675
†MarineMax	2,433	4,769
Men's Wearhouse	10,308	156,063
†Midas	2,231	17,670
Monro Muffler	3,415	93,332
†New York & Co.	4,443	15,773
†Pacific Sunwear of California	10,663	17,701
PEP Boys-Manny Moe & Jack	8,774	38,693
†Pier 1 Imports	17,380	9,733
†Rent-A-Center	13,872	268,700
†Rex Stores	1,600	17,152
†Sally Beauty Holdings	18,339	104,166
†Shoe Carnival	1,431	14,811
Sonic Automotive Class A	4,290	6,864
Stage Stores	7,537	75,973
Stein Mart	4,202	12,144
†Syms	1,300	7,956
Systemax	2,797	36,137
Talbots	4,010	14,075
†Tractor Supply	6,900	248,813
†Tween Brands	4,053	8,673
†Ulta Salon Cosmetics & Fragrance	3,426	22,680
†Wet Seal Class A	19,196	64,499
†Zale	5,362	10,456
†Zumiez	4,498	43,631
		4,252,969
Textiles, Apparel & Luxury Goods – 1.48%
†American Apparel	5,800	16,936
†Carter's	11,352	213,531
Cherokee	1,820	28,392
Columbia Sportswear	2,629	78,660
†CROCS	13,000	15,470
†Deckers Outdoor	2,732	144,905
†FGX International Holdings	2,582	30,003
†Fossil	9,026	141,708
†Fuqi International	2,000	9,400
†G-III Apparel Group	2,917	16,102
†Iconix Brand Group	11,755	104,032
K-Swiss Class A	5,985	51,112
Kenneth Cole Productions Class A	1,306	8,345
†lululemon athletica	4,810	41,655
†Madden (Steven)	3,880	72,866
†Maidenform Brands	4,829	44,234
Movado Group	4,050	30,537
Oxford Industries	2,610	16,104
†Perry Ellis International	1,762	6,097
†Quiksilver	27,354	35,013
†Skechers U.S.A. Class A	6,010	40,087
†Timberland Class A	9,693	115,734
†True Religion Apparel	3,980	47,004
†Under Armour Class A	6,941	114,041
†Unifi	8,500	5,440
UniFirst	2,774	77,228
†Volcom	4,301	41,720
†Warnaco Group	9,086	218,063
Weyco Group	1,420	36,806
Wolverine World Wide	10,529	164,042
		1,965,267
Thrift & Mortgage Finance – 1.55%
Abington Bancorp	5,539	45,863
Anchor Bancorp Wisconsin	2,848	3,845
Bank Mutual	9,883	89,540
BankFinancial	4,548	45,344
†Beneficial Mutual Bancorp	6,584	64,852
Berkshire Hills Bancorp	2,690	61,655
Brookline Bancorp	12,389	117,696
Brooklyn Federal Bancorp	700	7,721
Clifton Savings Bancorp	2,441	24,410
Corus Bankshares	5,048	1,363
Danvers Bancorp	4,000	55,240
Dime Community Bancshares	5,052	47,388
†Doral Financial	490	882
†Encore Bancshares	1,200	10,644
Essa Bancorp	2,900	38,599
Federal Agricultural Mortgage Class C	1,534	4,111
First Financial Holdings	2,540	19,431
†First Financial Northwest	3,900	32,526
First Niagara Financial Group	24,041	262,046
First Place Financial	2,549	8,565
Flagstar Bancorp	8,973	6,730
Flushing Financial	4,159	25,037
†Fox Chase Bancorp	1,600	15,120
†Guaranty Financial Group	17,700	18,585
Home Federal Bancorp	1,800	15,714
Kearny Financial	3,277	34,343
†Meridian Interstate Bancorp	2,100	17,682
NASB Financial	614	15,295
NewAlliance Bancshares	22,352	262,411
Northwest Bancorp	3,396	57,392
OceanFirst Financial	1,600	16,352
†Ocwen Financial	6,779	77,484
†Oritani Financial	2,174	30,436
PMI Group	13,600	8,432
Provident Financial Services	12,481	134,919
Provident New York Bancorp	7,946	67,938
Radian Group	14,200	25,844
Rockville Financial	1,679	15,279
Roma Financial	1,435	18,583
Trustco Bank	14,975	90,150
United Community Financial	3,999	4,839
†United Financial Bancorp	3,100	40,579
ViewPoint Financial	2,203	26,502
W Holding	265	2,409
†Waterstone Financial	1,430	2,917
Westfield Financial	6,692	58,890
WSFS Financial	1,235	27,615
		2,059,198
Tobacco – 0.28%
†Alliance One International	18,871	72,465
†Star Scientific	13,200	56,496
Universal	5,130	153,490
Vector Group	6,751	87,695
		370,146
Trading Company & Distributors – 0.65%
Aceto	4,300	25,628
Aircastle	10,800	50,220
Applied Industrial Technologies	8,609	145,234
†Beacon Roofing Supply	9,248	123,831
†DXP Enterprises	1,400	14,462
†H&E Equipment Services	4,135	27,084
Houston Wire & Cable	4,375	33,906
†Interline Brands	7,096	59,819
Kaman Class A	4,889	61,308
Lawson Products	1,079	13,131
†RSC Holdings	9,182	48,297
†Rush Enterprises Class A	6,846	61,066
TAL International Group	2,388	17,480
Textainer Group Holdings	2,473	16,693
Watsco	4,866	165,591
		863,750
Transportation Infrastructure – 0.00%
†CAI International	1,400	3,962
		3,962
Water Utilities – 0.39%
American States Water	3,474	126,176
†Cadiz	1,798	14,348
California Water Service Group	4,151	173,760
Connecticut Water Service	1,500	30,420
Consolidated Water	2,776	30,120
Middlesex Water	3,100	44,640
SJW	2,634	66,983
Southwest Water	5,991	25,761
		512,208
Wireless Telecommunication Services – 0.28%
†Centennial Communications	13,677	112,972
†FiberTower	14,990	2,998
†ICO Global Communications Holdings	14,921	5,222
†iPCS	3,605	35,005
†Syniverse Holdings	10,298	162,296
†Terrestar	9,800	5,488
†USA Mobility	4,218	38,848
†Virgin Mobile USA Class A	3,624	4,675
		367,504
Total Common Stock (Cost $229,800,378)		128,185,005

Right – 0.00%
United America Indemnity	3,110	1,990
Total Right (Cost $0)		1,990

Warrants – 0.00%
†#Greenhunter Energy 144A exercise price $27.50, expiration date 8/27/11	90	0
†πLantronix exercise price $4.68, expiration date 2/9/11	316	0
Total Warrants (Cost $0)		0
	Principal
	Amount
	(U.S. $)
∞≠U.S. Treasury Obligation – 0.41%
U.S. Treasury Bill 0.00% 6/11/09	$541,000	540,817
Total U.S. Treasury Obligation (Cost $540,799)		540,817

	Number of
	Shares
Short-Term Investment – 3.47%
Money Market Mutual Fund – 3.47%
Dreyfus Treasury & Agency Cash Management Fund	4,601,789	4,601,789
Total Short-Term Investment (Cost $4,601,789)		4,601,789

Total Value of Securities – 100.65%
(Cost $234,942,966)		133,329,601
Liabilities Net of Receivables and Other Assets (See Notes) – (0.65%)		(859,486)
Net Assets Applicable to 13,677,773 Shares Outstanding – 100.00%		$132,470,115

≠The rate shown is the effective yield at the time of purchase.
†Non income producing security.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2009, the aggregate amount of Rule 144A securities was $0, which represented 0.00% of the Fund's net assets. See Note 4 in "Notes."
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At March 31, 2009, the aggregate amount of restricted securities was $0 or 0.00% of the Fund's net assets. See Note 4 in "Notes."
∞Fully or partially pledged as collateral for financial futures contracts.

The following financial futures contract was outstanding at March 31, 2009:

Financial Futures Contract1
				Unrealized
Contract to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
92 Russell 2000 Mini Index	$3,602,260	$3,875,960	6/19/09	$273,700
The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund's net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Small-Cap Index Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Financial futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$237,184,711
Aggregate unrealized appreciation	2,288,966
Aggregate unrealized depreciation	(106,144,076)
Net unrealized depreciation	$(103,855,110)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

	Securities	Derivatives
Level 1	$133,327,611	$-
Level 2	1,990	273,700
Level 3	-	-
Total	$133,329,601	$273,700

There were no Level 3 securities at the beginning or end of the period.

3. Financial Futures Contracts
The Fund may invest in financial futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

4. Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in real estate investment trusts (REITs) and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the limit on investments in illiquid securities. As of March 31, 2009, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

LVIP Mid-Cap Value Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.10%
Aerospace & Defense – 1.40%
†Alliant Techsystems	18,000	$1,205,640
		1,205,640
Airlines – 2.42%
†Delta Air Lines	371,250	2,090,138
		2,090,138
Auto Components – 0.49%
†TRW Automotive Holdings	130,900	421,498
		421,498
Biotechnology – 1.81%
†Theravance	92,100	1,565,700
		1,565,700
Capital Markets – 5.50%
†Affiliated Managers Group	20,600	859,226
Ameriprise Financial	63,500	1,301,115
Invesco	71,500	990,990
=†#Solar Cayman 144A	26,800	253,967
†TD AmeriTrade Holding	97,200	1,342,332
		4,747,630
Chemicals – 5.39%
Agrium	26,800	959,172
Celanese Series A	96,200	1,286,194
FMC	49,400	2,131,116
±JSR	23,800	280,055
		4,656,537
Commercial Banks – 2.41%
Comerica	38,300	701,273
Huntington Bancshares	67,900	112,714
M&T Bank	15,700	710,268
PNC Financial Services Group	9,300	272,397
Popular	111,000	241,980
†Signature Bank	1,700	47,991
		2,086,623
Commercial Services & Supplies – 0.60%
Donnelley (R.R.) & Sons	70,300	515,299
		515,299
Communications Equipment – 0.40%
†JDS Uniphase	106,200	345,150
		345,150
Computers & Peripherals – 1.18%
†NetApp	68,700	1,019,508
		1,019,508
Construction & Engineering – 1.51%
†URS	32,200	1,301,202
		1,301,202
Consumer Finance – 0.30%
Capital One Financial	21,400	261,936
		261,936
Containers & Packaging – 3.31%
Greif Class A	34,800	1,158,492
†Owens-Illinois	60,600	875,064
†Pactiv	56,900	830,171
		2,863,727
Distributors – 0.49%
Genuine Parts	14,200	424,012
		424,012
Diversified Financial Services – 4.29%
CIT Group	173,000	493,050
±First Pacific	2,140,000	733,576
†PHH	176,500	2,479,825
		3,706,451
Electric Utilities – 2.40%
Northeast Utilities	96,100	2,074,799
		2,074,799
Electronic Equipment & Instruments – 4.26%
†Arrow Electronics	117,500	2,239,550
†Flextronics International	259,800	750,822
±Kingboard Laminates Holdings	2,501,000	692,309
		3,682,681
Energy Equipment & Services – 1.14%
†Compagnie Generale de Geophysique-Veritas ADR	54,000	623,160
±SBM Offshore	27,079	360,125
		983,285
Food Products – 5.42%
±Chaoda Modern Agriculture	1,350,640	804,990
†Dean Foods	58,200	1,052,256
†Marfrig Frigorificos e Comerico de Alimentos	106,700	344,201
±†Marine Harvest	2,887,000	908,737
Perdigao	32,000	400,354
†Smithfield Foods	123,500	1,168,309
		4,678,847
Gas Utilities – 2.07%
UGI	75,700	1,787,277
		1,787,277
Health Care Equipment & Supplies – 1.15%
West Pharmaceutical Services	30,200	990,862
		990,862
Health Care Providers & Services – 4.77%
AmerisourceBergen	34,800	1,136,568
CIGNA	88,600	1,558,474
†Humana	12,600	328,608
†Laboratory Corporation of America Holdings	18,700	1,093,763
		4,117,413
Household Durables – 4.49%
MDC Holdings	79,500	2,475,630
Newell Rubbermaid	36,400	232,232
†Toll Brothers	64,500	1,171,320
		3,879,182
Insurance – 10.30%
Everest Re Group	28,500	2,017,800
Fidelity National Financial Class A	40,900	797,959
First American Financial	19,800	524,898
PartnerRe	14,500	900,015
Platinum Underwriters Holdings	46,000	1,304,560
Reinsurance Group of America	59,231	1,918,492
Unum Group	114,400	1,430,000
		8,893,724
IT Services – 1.85%
†CACI International	43,700	1,594,613
		1,594,613
Machinery – 2.31%
†AGCO	11,400	223,440
Dover	14,200	374,596
Pentair	64,700	1,402,049
		2,000,085
Media – 1.13%
Virgin Media	204,000	979,200
		979,200
Metals & Mining – 1.06%
Cliffs Natural Resources	50,400	915,264
		915,264
Multi-Utilities & Unregulated Power – 5.02%
NV Energy	191,900	1,801,941
TECO Energy	59,300	661,195
Wisconsin Energy	45,500	1,873,235
		4,336,371
Oil, Gas & Consumable Fuels – 3.07%
†Newfield Exploration	55,000	1,248,500
Noble Energy	18,100	975,228
†Uranium One	212,400	429,670
		2,653,398
Pharmaceuticals – 1.86%
†Endo Pharmaceuticals Holdings	39,600	700,128
±H. Lundbeck	15,130	258,104
†Impax Laboratories	124,400	651,856
		1,610,088
Real Estate Investment Trusts – 3.04%
Annaly Mortgage Management	82,400	1,142,888
Kimco Realty	57,100	435,102
MFA Financial	179,000	1,052,520
		2,630,510
Road & Rail – 0.85%
Con-Way	40,900	733,337
		733,337
Semiconductors & Semiconductor Equipment – 3.40%
†Teradyne	137,200	600,936
†Varian Semiconductor Equipment Associates	107,850	2,336,031
		2,936,967
Software – 1.66%
†McAfee	42,700	1,430,450
		1,430,450
Specialty Retail – 3.32%
American Eagle Outfitters	126,100	1,543,464
TJX Companies	51,600	1,323,024
		2,866,488
Textiles, Apparel & Luxury Goods – 1.78%
VF	26,900	1,536,259
		1,536,259
Thrift & Mortgage Finance – 0.25%
†Beneficial Mutual Bancorp	22,100	217,685
		217,685
Total Common Stock (Cost $132,512,237)		84,739,836

Short-Term Investment – 2.04%
Money Market Mutual Fund – 2.04%
Dreyfus Treasury & Agency Cash Management Fund	1,767,427	1,767,427
Total Short-Term Investment (Cost $1,767,427)		1,767,427
Total Value of Securities – 100.14%
(Cost $134,279,664)		86,507,263
Liabilities Net of Receivables and Other Assets (See Notes) – (0.14%)		(123,697)
Net Assets Applicable to 11,858,893 Shares Outstanding – 100.00%		$86,383,566

†Non income producing security.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2009, the aggregate amount of Rule 144A securities was $253,967, which represented 0.29% of the Fund’s net assets. See Note 4 in "Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2009, the aggregate amount of fair valued securities was $253,967, which represented 0.29% of the Fund’s net assets. See Note 1 in "Notes."
±Security is being valued based on international fair value pricing. At March 31, 2009, the aggregate amount of international fair value priced securities was $4,037,896, which represented 4.67% the Fund’s net assets. See Note 1 in "Notes."

Summary of Abbreviations:
ADR – American Depositary Receipts
CAD – Canadian Dollar
JPY– Japanese Yen
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at March 31, 2009:

Foreign Currency Exchange Contracts1

Contracts to					Unrealized
Receive		In Exchange For		Settlement Date	Depreciation
CAD	1,891	USD	(1,501)	4/3/09	$(1)
JPY	360,126	USD	(3,660)	4/1/09	(22)
					$(23)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Mid-Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$140,077,916
Aggregate unrealized appreciation	822,159
Aggregate unrealized depreciation	(54,392,812)
Net unrealized depreciation	$(53,570,653)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $16,229,198 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

	Securities	Derivatives
Level 1	$82,215,400	$-
Level 2	4,037,896	(23)
Level 3	253,967	-
Total	$86,507,263	$(23)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/2008	$1,341,060
Net change in unrealized
appreciation/depreciation	(94,969)
Net purchases, sales and settlements	2,092
Net transfers in and/or out of Level 3	(994,216)
Balance as of 3/31/09	$253,967

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/09	$(94,969)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of March 31, 2009, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)

LVIP Templeton Growth Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 92.58%∆
Australia – 0.13%
±Alumina	282,914	$254,973
		254,973
Austria – 1.17%
±Telekom Austria	153,680	2,326,452
		2,326,452
Bermuda – 2.00%
ACE	53,240	2,150,896
Covidien	41,877	1,391,991
Tyco International	21,757	425,567
		3,968,454
Brazil – 2.02%
Companhia Vale do Rio Doce ADR	109,770	1,238,206
Empresa Brasileira de Aeronautica ADR	52,270	693,623
Petroleo Brasiliero ADR	84,850	2,078,825
		4,010,654
Finland – 0.18%
±UPM-Kymmene	61,750	356,373
		356,373
France – 8.02%
±AXA	98,470	1,181,836
France Telecom ADR	171,090	3,876,900
±GDF Suez	34,746	1,191,563
±Michelin Class B	32,380	1,200,100
±Sanofi-Aventis	53,296	2,990,919
†±Suez Environnement	7,303	107,378
±Total	58,960	2,915,427
±Vivendi	94,010	2,486,371
		15,950,494
Germany – 5.16%
±Bayerische Motoren Werke	64,310	1,847,301
±Deutsche Post	123,800	1,335,559
±E.On	56,140	1,567,358
†Infineon Technologies ADR	235,460	266,070
±Merck KGAA	18,630	1,641,814
SAP ADR	51,570	1,819,905
Siemens ADR	31,320	1,784,300
		10,262,307
Hong Kong – 1.46%■
±Cheung Kong Holdings	91,000	784,329
±China Telecom	5,120,000	2,114,882
		2,899,211
India – 0.03%
Satyam Computer Services ADR	43,620	68,483
		68,483
Ireland – 0.39%
±CRH	35,486	764,590
		764,590
Israel – 1.07%
†Check Point Software Technologies	95,560	2,122,388
		2,122,388
Italy – 1.26%
±ENI	93,746	1,815,064
±UniCredito Italiano	421,236	693,271
		2,508,335
Japan – 5.48%
±FujiFilm Holdings	64,500	1,419,879
±Konica Minolta Holdings	106,500	928,411
Mitsubishi UFJ Financial Group ADR	84,590	416,183
±Nintendo	6,600	1,930,905
±Olympus	126,000	2,056,350
±Promise	48,400	766,575
±Sony	35,700	738,511
±Takeda Pharmaceutical	33,500	1,162,385
Toyota Motor ADR	23,430	1,483,119
		10,902,318
Netherlands – 2.47%
±ING Groep CVA	83,000	454,775
±Koninklijke Philips Electronics	72,540	1,073,707
±Randstad Holding	30,762	521,838
±Reed Elsevier	129,573	1,386,487
±SBM Offshore	110,580	1,470,610
		4,907,417
Norway – 0.88%
±Aker Solutions	59,370	383,337
±Telenor	238,510	1,363,308
		1,746,645
Portugal – 0.72%
±Banco Espirito Santo Class R	368,153	1,436,648
		1,436,648
Republic of Korea – 2.91%
†±KB Financial Group	33,785	822,721
KT ADR	64,310	886,835
±Samsung Electronics	7,401	3,078,252
SK Telecom ADR	64,100	990,345
		5,778,153
Russia – 0.64%
Gazprom ADR	84,690	1,278,819
		1,278,819
Singapore – 2.27%
±DBS Group Holdings	341,006	1,901,087
±Singapore Telecommunications	1,565,000	2,608,648
		4,509,735
South Africa – 1.06%
Sasol ADR	72,950	2,111,903
		2,111,903
Spain – 1.86%
±Telefonica	185,608	3,701,128
		3,701,128
Sweden – 0.21%
±Nordea Bank	85,260	424,168
		424,168
Switzerland – 4.80%
±Adecco	31,000	968,588
±Nestle	83,840	2,831,984
±Novartis	56,030	2,119,442
±Roche Holding	16,220	2,225,806
±Swiss Reinsurance	54,251	886,223
±UBS	53,846	504,731
		9,536,774
Taiwan – 1.20%
#Compal Electronics 144A GDR	135,452	485,297
Taiwan Semiconductors Manufacturing ADR	213,040	1,906,708
		2,392,005
United Kingdom – 13.71%
±Aviva	272,900	848,073
±BAE Systems	368,750	1,766,939
BP ADR	77,980	3,126,999
±British Sky Broadcasting Group	277,540	1,721,315
±Cadbury	110,684	834,744
±Compass Group	104,620	478,742
±G4S	766,880	2,130,519
±GlaxoSmithKline	144,470	2,248,651
±HSBC Holdings	128,400	708,601
±Kingfisher	810,858	1,738,948
±Pearson	144,010	1,447,958
±Royal Dutch Shell Class B	107,710	2,344,339
±Tesco	420,570	2,009,031

±Unilever	138,004	2,609,167
Vodafone Group ADR	156,820	2,731,805
±Wolseley	153,330	504,457
		27,250,288
United States – 31.48%
Accenture Class A	79,900	2,196,451
American Express	46,200	629,706
†Amgen	82,570	4,088,867
Aon	71,920	2,935,774
Bank of America	42,940	292,851
Bank of New York Mellon	88,340	2,495,605
†Boston Scientific	109,920	873,864
Bristol-Myers Squibb	97,530	2,137,858
†Cadence Design Systems	71,710	301,182
†Cisco Systems	162,590	2,726,634
†Comcast Special Class A	148,725	1,914,091
Cooper	72,830	1,925,625
Disney (Walt)	26,720	485,235
†Dr Pepper Snapple Group	171,275	2,896,264
El Paso	139,380	871,125
FedEx	13,060	581,039
General Electric	114,110	1,153,652
Invesco	53,415	740,332
Merck	96,840	2,590,470
Microsoft	159,620	2,932,219
News Class A	205,110	1,357,828
Oracle	158,520	2,864,456
Pfizer	218,810	2,980,192
PG&E	75,380	2,881,024
Progressive	207,440	2,787,994
Quest Diagnostics	65,380	3,104,242
Seagate Technology	140,620	845,126
†Sprint Nextel	224,690	802,143
Target	56,380	1,938,908
Time Warner	56,612	1,155,093
Tyco Electronics	21,757	240,197
United Parcel Service Class B	38,480	1,893,986
†Viacom Class B	68,560	1,191,573
†Watson Pharmaceuticals	121,000	3,764,311
		62,575,917
Total Common Stock (Cost $255,823,994)		184,044,632

Short-Term Investment – 7.33%
Money Market Mutual Fund – 7.33%
Dreyfus Treasury & Agency Cash Management Fund	14,577,187	14,577,187
Total Short-Term Investment (Cost $14,577,187)		14,577,187

Total Value of Securities – 99.91%
(Cost $270,401,181)		198,621,819
Receivables and Other Assets Net of Liabilities (See Notes) – 0.09%		180,707
Net Assets Applicable to 11,599,416 Shares Outstanding – 100.00%		$198,802,526

ΔSecurities have been classified by country of origin.
†Non income producing security.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2009, the aggregate amount of Rule 144A securities was $485,297, which represented 0.24% of the Fund’s net assets. See Note 4 in “Notes.”
±Security is being valued based on international fair value pricing. At March 31, 2009, the aggregate amount of international fair value priced securities was $88,133,548, which represented 44.33% of the Fund's net assets. See Note 1 in "Notes."
■Securities listed and traded on the Hong Kong Stock Exchange.  These securities have significant business operations in China.

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate
GDR – Global Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Templeton Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$270,401,182
Aggregate unrealized appreciation	6,440,847
Aggregate unrealized depreciation	(78,220,210)
Net unrealized depreciation	$(71,779,363)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$110,002,972
Level 2	88,618,847
Level 3	-
Total	$198,621,819

As a result of utilizing international fair value pricing at March 31, 2009, 45% of the portfolio was categorized as level 2 in the FAS 157 hierarchy.

There were no Level 3 securities at the beginning or end of the period.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of March 31, 2009, no securities have been determined be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

LVIP Marsico International Growth Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 92.27%∆
Australia – 2.99%
±CSL	241,239	$5,450,378
		5,450,378
Belgium – 2.26%
±Anheuser-Busch InBev	149,537	4,117,376
		4,117,376
Brazil – 6.99%
Cia Vale do Rio Doce ADR	131,200	1,744,960
Gafisa	315,570	1,590,949
Itau Unibanco Banco Multiplo ADR	403,427	4,389,287
Petroleo Brasileiro ADR	164,734	5,019,445
		12,744,641
Canada – 5.15%
Potash Corp. of Saskatchewan	48,484	3,917,992
Rogers Communications Class B	237,276	5,468,143
		9,386,135
China – 0.87%■
±Industrial & Commercial Bank of China Class H	3,060,000	1,590,380
		1,590,380
Denmark – 3.19%
±†Vestas Wind Systems	132,259	5,809,384
		5,809,384
France – 3.93%
±Accor	84,960	2,956,791
±Alstom	50,118	2,598,833
±BNP Paribas	38,995	1,608,738
		7,164,362
Germany – 3.36%
±Bayerische Motoren Werke	57,166	1,642,089
±Linde	66,111	4,490,391
		6,132,480
Hong Kong – 3.60%■
±Cheung Kong Holdings	250,000	2,154,751
±CNOOC	2,084,800	2,094,970
±Esprit Holdings	454,500	2,319,065
		6,568,786
India – 1.23%
ICICI Bank ADR	169,413	2,251,499
		2,251,499
Israel – 3.60%
Teva Pharmaceutical Industries ADR	145,682	6,562,974
		6,562,974
Japan – 9.40%
±Daikin Industries	68,848	1,895,715
±Daiwa Securities Group	483,000	2,140,703
±Honda Motor	83,100	1,978,459
±Marubeni	947,000	2,982,911
±Mizuho Financial Group	987,000	1,927,571
±Nintendo	18,000	5,266,106
±Sumitomo Realty & Development	84,000	938,588
		17,130,053
Mexico – 2.62%
†Cemex ADR	764,197	4,776,231
		4,776,231
Netherlands – 2.99%
±ASML Holding	105,797	1,862,799
±Heineken	126,283	3,587,212
		5,450,011
Singapore – 1.39%
±CapitaLand	1,128,000	1,729,654
±Singapore Airlines	123,000	811,171
		2,540,825
Spain – 4.55%
±Gamesa Corp. Tecnologica	296,413	3,801,797
±Telefonica	225,104	4,488,700
		8,290,497
Sweden – 0.52%
±Hennes & Mauritz Class B	25,508	956,153
		956,153
Switzerland – 15.66%
±†ABB	151,626	2,114,320
±†Actelion	34,190	1,560,032
±Compagnie Financier Richemont Class A	59,438	927,874
±Credit Suisse Group	165,382	5,034,662
±Julius Baer Holding	117,016	2,874,675
±Lonza Group	51,691	5,106,266
±Nestle	154,325	5,212,856
±Roche Holding	41,695	5,721,640
		28,552,325
Taiwan – 4.37%
Taiwan Semiconductors Manufacturing ADR	889,216	7,958,483
		7,958,483
United Kingdom – 10.40%
±BG Group	116,432	1,756,008
±BP	452,820	3,037,413
±Reckitt Benckiser Group	50,424	1,890,841
±Rio Tinto	79,340	2,664,757
±Tesco	1,081,295	5,165,263
±Vodafone Group	2,553,106	4,445,014
		18,959,296
United States – 3.20%
†Las Vegas Sands	373,042	1,122,856
†Transocean	80,166	4,716,968
		5,839,824
Total Common Stock (Cost $218,446,361)		168,232,093

Short-Term Investment – 7.44%
Money Market Mutual Fund – 7.44%
Dreyfus Treasury & Agency Cash Management Fund	13,561,512	13,561,512
Total Short-Term Investment (Cost $13,561,512)		13,561,512
Total Value of Securities – 99.71%
(Cost $232,007,873)		181,793,605
Receivables and Other Assets Net of Liabilities (See Notes) – 0.29%		537,887
Net Assets Applicable to 24,108,183 Shares Outstanding – 100.00%		$182,331,492

∆Securities have been classified by country of origin.
†Non income producing security.
■Securities listed and traded on the Hong Kong Stock Exchange.
±Security is being valued based on international fair value pricing. At March 31, 2009, the aggregate amount of international fair value priced securities was $118,712,306, which represented 65.11% the Fund’s net assets. See Note 1 in "Notes."

Summary of Abbreviations:
ADR – American Depositary Receipts
AUD – Australian Dollar
SGD – Singapore Dollar
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at March 31, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive		In Exchange For		Settlement Date	(Depreciation)
AUD	125,391	USD	(86,717)	4/1/09	$ 455
SGD	135,175	USD	(89,219)	4/1/09	(346)
					$ 109

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 3 in “Notes.”

______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Marsico International Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$250,307,209
Aggregate unrealized appreciation	1,913,278
Aggregate unrealized depreciation	(70,426,882)
Net unrealized depreciation	$(68,513,604)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $45,471,091 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets

Level 2 - inputs are observable, directly or indirectly

Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

	Securities	Derivatives
Level 1	$ 63,081,299	$-
Level 2	118,712,306	109
Level 3	-	-
Total	$181,793,605	$109

As a result of utilizing international fair value pricing at March 31, 2009, the majority of the Fund was categorized as Level 2 in the FAS 157 hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/2008	$2,172,946
Net purchases, sales and settlements	483,007
Net transfers in and/or out of Level 3	(2,655,953)
Balance as of 3/31/09	$-

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)

LVIP Columbia Value Opportunities Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock– 96.48%
Aerospace & Defense – 2.36%
†BE Aerospace	18,000	$156,060
†Esterline Technologies	6,900	139,311
Triumph Group	5,500	210,100
		505,471
Airlines – 1.79%
†AirTran Holdings	30,500	138,775
†Delta Air Lines	23,500	132,305
†UAL	25,100	112,448
		383,528
Building Products – 0.37%
Insteel Industries	11,500	80,040
		80,040
Capital Markets – 1.91%
†Affiliated Managers Group	2,500	104,275
Apollo Investment	1	3
†Knight Capital Group Class A	8,700	128,238
†Stifel Financial	4,100	177,571
		410,087
Chemicals – 2.36%
Olin	14,000	199,780
†OM Group	6,000	115,920
†Rockwood Holdings	24,000	190,560
		506,260
Commercial Banks – 10.18%
BancorpSouth	11,300	235,492
Community Bank System	13,700	229,475
East West Bancorp	15,500	70,835
First Horizon National	23,000	247,017
First Midwest Bancorp	11,000	94,490
Fulton Financial	26,000	172,380
Iberiabank	3,000	137,820
Independent Bank	12,500	184,375
Prosperity Bancshares	7,000	191,450
Susquehanna Bancshares	11,300	105,429
TCF Financial	17,000	199,920
†Texas Capital Bancshares	12,000	135,120
Umpqua Holdings	19,500	176,670
		2,180,473
Commercial Services & Supplies – 5.14%
ABM Industries	15,000	246,000
Bowne	15,000	48,150
Brink's	6,000	158,760
†CBIZ	18,500	128,945
†Cornell Companies	13,100	214,447
Deluxe	8,700	83,781
Watson Wyatt Worldwide Class A	4,500	222,165
		1,102,248
Communications Equipment – 1.20%
†3Com	27,700	85,593
†Ciena	22,000	171,160
		256,753
Computers & Peripherals – 0.87%
†Brocade Communications Systems	54,000	186,300
		186,300
Construction & Engineering – 2.71%
Comfort Systems USA	19,500	202,215
†EMCORE	11,500	197,455
†Shaw Group	6,600	180,906
		580,576
Construction Materials – 0.94%
Eagle Materials	8,300	201,275
		201,275
Containers & Packaging – 1.89%
†Crown Holdings	9,000	204,570
Rock-Tenn Class A	7,400	200,170
		404,740
Diversified Consumer Services – 0.91%
Stewart Enterprises Class A	60,000	194,400
		194,400
Diversified Telecommunications Services – 0.88%
†Cincinnati Bell	82,000	188,600
		188,600
Electric Utilities – 1.23%
Westar Energy	15,000	262,950
		262,950
Electrical Equipment – 1.98%
†AZZ	9,500	250,705
†C&D Technologies	27,000	49,950
†JA Solar Holdings ADR	36,500	123,005
		423,660
Electronic Equipment & Instruments – 3.04%
†Anixter International	5,100	161,568
MTS Systems	5,000	113,750
NAM TAI Electronics	17,500	65,100
†Rofin-Sinar Technologies	12,400	199,888
†Rogers	5,900	111,392
		651,698
Energy Equipment & Services – 0.61%
†Oil States International	9,800	131,516
		131,516
Food & Staples Retailing – 1.58%
†Great Atlantic & Pacific Tea	31,500	167,265
†Winn Dixie Stores	18,000	172,080
		339,345
Food Products – 2.45%
†American Italian Pasta Class A	5,400	187,974
Corn Products International	5,500	116,600
Sanderson Farms	5,900	221,545
		526,119
Gas Utilities – 2.43%
Atmos Energy	11,500	265,880
New Jersey Resources	7,500	254,850
		520,730
Health Care Equipment & Supplies – 3.93%
†Conmed	10,000	144,100
Cooper	5,700	150,708
†Haemonetics	3,700	203,796
Invacare	14,500	232,435
STERIS	4,800	111,744
		842,783
Health Care Providers & Services – 4.71%
†Centene	13,500	243,270
†Kindred Healthcare	10,100	150,995
†Magellan Health Services	6,100	222,284
Owens & Minor	5,300	175,589
†PharMerica	13,122	218,350
		1,010,488
Hotels, Restaurants & Leisure – 1.35%
†Bally Technologies	7,000	128,940
†Papa John's International	7,000	160,090
		289,030
Household Durables – 2.07%
†Helen of Troy	16,500	226,875
Tupperware Brands	12,718	216,079
		442,954
Insurance – 7.97%
†Argo Group International Holdings	7,500	225,975
Aspen Insurance Holdings	11,100	249,306
Delphi Financial Group Class A	1,901	25,587
First American	9,800	259,799
Gallagher (Arthur J.)	13,000	221,000
Max Capital Group	7,700	132,748
National Financial Partners	35,000	112,000
NYMAGIC	3,192	38,942
Platinum Underwriters Holdings	7,800	221,208
XL Capital Class A	15,000	81,900
Zenith National Insurance	5,800	139,838
		1,708,303
Internet Software & Services – 0.94%
†Ariba	23,000	200,790
		200,790
Machinery – 0.46%
†AGCO	5,000	98,000
		98,000
Media – 1.05%
World Wrestling Entertainment Class A	19,500	225,030
		225,030
Metals & Mining – 0.44%
Schnitzer Steel Industries	3,000	94,170
		94,170
Oil, Gas & Consumable Fuels – 2.61%
†Exco Resources	20,200	202,000
General Maritime	15,982	111,874
Nordic American Tanker Shipping	6,400	187,520
†Stone Energy	4,500	14,985
†Swift Energy	5,800	42,340
		558,719
Paper & Forest Products – 0.84%
Schweitzer-Mauduit International	9,700	179,062
		179,062
Personal Products – 1.30%
Inter Parfums	18,213	106,179
Nu Skin Enterprises Class A	16,500	173,085
		279,264
Real Estate Investment Trusts – 7.25%
Alexandria Real Estate Equities	4,900	178,360
Capstead Mortgage	14,500	155,730
Digital Realty Trust	7,700	255,486
LaSalle Hotel Properties	20,000	116,800
LTC Properties	11,000	192,940
Mid-America Apartment Communities	6,500	200,395
Omega Healthcare Investors	17,500	246,400
Tanger Factory Outlet Centers	6,700	206,762
		1,552,873
Road & Rail – 0.59%
Werner Enterprises	8,300	125,496
		125,496
Semiconductors & Semiconductor Equipment – 3.65%
†FEI	12,000	185,160
Intersil Class A	8,700	100,050
IXYS	21,500	173,290
†Skyworks Solutions	24,000	193,440
†Ultra Clean Holdings	18,500	19,795
†Verigy	13,500	111,375
		783,110
Software – 1.21%
†Lawson Software	34,000	144,500
†Mentor Graphics	25,900	114,996
		259,496
Specialty Retail – 4.45%
†Chico's FAS	23,000	123,510
Foot Locker	12,700	133,096
Group 1 Automotive	7,000	97,790
†Hibbett Sports	5,500	105,710
†Hot Topic	19,500	218,205
†Pier 1 Imports	75,000	42,000
†Warnaco Group	9,700	232,800
		953,111
Thrift & Mortgage Finance – 1.91%
Brookline Bancorp	22,300	211,850
First Niagara Financial Group	18,100	197,290
		409,140
Tobacco – 1.12%
Universal	8,000	239,360
		239,360
Trading Company & Distributors – 1.39%
GATX	9,000	182,070
Houston Wire & Cable	15,000	116,250
		298,320
Transportation & Shipping – 0.41%
Diana Shipping Marine	7,500	88,425
		88,425
Total Common Stock (Cost $29,855,299)		20,674,693

Short-Term Investment – 2.42%
Money Market Mutual Fund – 2.42%
Dreyfus Treasury & Agency Cash Management Fund	518,447	518,447
Total Short-Term Investment (Cost $518,447)		518,447

Exchange Traded Fund – 1.30%
SPDR KBW Regional Banking	14,500	278,690
Total Exchange Traded Fund (Cost $275,965)		278,690
Total Value of Securities – 100.20%
(Cost $30,649,711)		21,471,830
Liabilities Net of Receivables and Other Assets (See Notes) – (0.20%)		(42,903)
Net Assets Applicable to 3,751,164 Shares Outstanding – 100.00%		$21,428,927

†Non income producing security.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Columbia Value Opportunities Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$31,513,933
Aggregate unrealized appreciation	340,894
Aggregate unrealized depreciation	(10,375,756)
Net unrealized depreciation	$(10,034,862)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $2,876,399 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Level	Securities
Level 1	$21,471,830
Level 2	-
Level 3	-
Total	$21,471,830

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies.  Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry.  If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)

LVIP SSgA International Index Fund

March 31, 2009
	Number of	Value
	Shares	(U. S. $)
Common Stock – 94.81%∆
Australia – 6.56%
±AGL Energy	5,064	$52,525
±Alumina	11,164	10,061
±Amcor	8,081	24,990
±AMP	21,799	71,154
±Aristocrat Leisure	2,121	5,049
±Asciano Group	3,182	2,016
±ASX	2,043	41,649
±Australia & New Zealand Banking Group	21,716	237,262
±AXA Asia Pacific Holdings	9,044	21,420
±Bendigo & Adelaide Bank	4,164	23,670
±BHP Billiton	36,260	801,273
±Billabong International	1,116	6,592
±BlueScope Steel	8,943	16,041
±Boral	4,208	10,581
±Brambles	13,702	45,701
±Caltex Australia	1,070	6,647
±Coca-Cola Amatil	5,336	32,152
±Cochlear	609	21,234
±Commonwealth Bank of Australia	15,668	376,080
±Computershare	5,523	33,671
±Crown	5,830	25,876
±CSL	6,506	146,992
±CSR	9,677	8,092
±Dexus Property Group	27,681	14,419
±Farifax Media	27,277	19,300
=†Farifax Media Placement Shares	6,250	4,410
±†Fortescue Metals Group	15,305	27,299
±Foster's Group	21,216	74,603
±Gandel Retail Trust	21,387	24,297
±Goodman Fielder	9,045	6,554
±Goodman Group	40,159	9,115
±GPT Group	57,854	17,566
±Harvey Norman Holdings	3,604	6,435
±Incitec Pivot	21,318	31,583
±Insurance Australia Group	21,850	53,059
±Leighton Holdings	1,787	23,953
±Lend Lease	5,607	25,460
±Lion Nathan	3,567	19,983
±Macquarie Airports	4,546	5,738
±Macquarie Group	3,215	60,530
±Macquarie Infrastructure Group	23,617	24,191
±Macquarie Office Trust	45,539	5,409
±Metcash	8,438	23,761
±Mirvac Group	12,459	7,312
±National Australia Bank	19,802	276,382
±Newcrest Mining	5,336	122,814
±†Nufarm	925	7,298
±OneSteel	6,041	9,491
±Orica	4,175	43,060
±Origin Energy	9,134	93,958
±OZ Minerals	38,908	15,013
±Perpetual	263	4,932
±Qantas Airways	14,535	17,560
±QBE Insurance Group	10,756	144,271
±Rio Tinto	3,001	119,169
±Santos	6,339	74,599
±Sims Group	1,833	21,768
±Sonic Healthcare	3,504	26,987
±SP AusNet	15,556	9,827
±Stockland	18,892	40,358
±Suncorp-Metway	14,456	60,366
±TABCORP Holdings	7,126	32,179
±Tatts Group	12,554	24,159
±Telstra	46,269	103,269
±Toll Holdings	6,459	28,098
±Transurban Group	11,448	37,182
±Wesfarmers	1,181	15,604
±Wesfarmers PPS	13,779	180,778
±Westfield Group	21,203	146,957
±Westpac Banking	30,332	400,471
±Woodside Petroleum	5,390	143,548
±Woolworths	12,969	225,065
±WorleyParsons	1,828	23,034
		4,953,902
Austria – 0.32%
±Erste Bank der Oesterreichischen Sparkassen	1,883	31,893
±Oest Elettrizitatswirts Class A	903	34,270
±OMV	1,789	59,847
±Raiffeisen International Bank Holding	522	14,698
±Strabag	289	5,670
±Telekom Austria	3,704	56,072
±Vienna Insurance Group	533	15,296
±Voestalpine	1,536	20,076
±Wienerberger	813	6,397
		244,219
Belgium – 0.88%
±Anheuser-Busch InBev	7,628	210,031
±†Anhueser-Busch Inbev Strip-VVPR	1,896	8
±Belgacom	1,826	57,223
±Colruyt	185	42,425
±Delhaize Group	1,080	70,083
±Dexia	5,331	18,378
±Fortis	22,620	41,327
±Groupe Bruxelles Lambert	865	58,727
±KBC Ancora	177	1,432
±KBC Groep	1,922	31,048
±Mobistar	272	17,174
±Nationale A Portefeuille	359	16,663
±Solvay Class A	607	42,568
±UCB	976	28,752
±Umicore	1,339	24,744
		660,583
Bermuda – 0.05%
±Frontline	700	12,442
±Seadrill	2,981	28,812
		41,254
Denmark – 0.83%
±A.P. Moller - Maersk Class A	7	30,404
±A.P. Moller - Maersk Class B	11	48,331
±Carlsberg Class B	900	36,952
±Coloplast Class B	313	19,234
±Danisco	600	17,977
±Danske Bank	4,300	36,213
±DSV	2,400	17,632
±FLSmidth	400	10,191
±†Jyske Bank	681	15,540
±Novo Nordisk Class B	4,750	227,711
±Novozymes Class B	550	39,783
±†Topdanmark	150	14,764
±TrygVesta	311	15,735
±†Vestas Wind Systems	2,000	87,848
±†William Demant Holding	200	8,054
		626,369
Finland – 1.18%
±Elisa	1,550	22,593
±Fortum	4,580	87,234
±Kesko Class B	500	10,373
±Kone Class B	1,896	39,276
±Metso	1,600	18,902
±Neste Oil	1,634	21,718
±Nokia	41,200	481,832
±Nokian Renkaat	1,380	16,175
±Orion Class B	1,182	17,104
±Outokumpu	1,400	15,147
±Pohjola Bank	800	4,703
±Rautaruukki	1,000	16,000
±Sampo Class A	4,640	68,416
±Sanoma	540	6,893
±Stora Enso Class R	5,100	18,065
±UPM-Kymmene	5,262	30,368
±Wartsila	900	18,980
		893,779
France – 9.73%
±Accor	1,963	68,317
±ADP	363	19,325
±Air France-KLM	1,896	16,858
±Air Liquide	2,674	217,437
±Alcatel-Lucent	26,720	49,952
±Alstom	2,249	116,620
±Atos Origin	846	21,703
±AXA	16,466	197,625
±BIC	365	17,934
±BioMerieux	179	13,970
±BNP Paribas	8,730	360,156
±Bouygues	2,474	88,405
±Bureau Veritas	466	17,633
±Cap Gemini	1,512	48,592
±Carrefour	6,713	261,864
±Casino Guichard Perrachon	444	28,889
±Christian Dior	558	30,564
±Cie de Saint-Gobain	3,828	107,253
±†Cie Generale de Geophysique-Veritas	1,777	20,570
±CNP Assurances	480	30,271
±Compagnie Generale des Etablissements Michelin Class B	1,612	59,746
±Credit Agricole	9,632	106,272
±Dassault Systemes	673	26,133
±EDF	2,093	82,082
±Eiffage	496	23,073
±Eramet	40	8,828
±Essilor International	2,067	79,861
±Eurazeo	189	5,063
±Eutelsat Communications	1,085	23,057
±France Telecom	19,840	452,278
±GDF Suez	11,888	407,679
±Gecina	121	4,642
±Groupe Danone	4,625	225,060
±Hermes International	711	82,714
±Icade	265	18,762
±Iliad	125	11,652
±Imerys	220	8,083
±Ipsen	341	13,128
±JC Decaux	500	5,664
±Klepierre	705	12,385
±Lafarge	1,359	61,352
±Lagardere	1,107	31,063
±Legrand	1,123	19,510
±L'Oreal	2,589	177,975
±LVMH Moet Hennessy Vuitton	2,655	166,599
±M6-Metropole Television	488	7,963
±Natixis	8,499	14,422
±Neopost	363	28,150
±PagesJaunes Groupe	975	8,242
±Pernod-Ricard	1,730	96,408
±Peugeot	1,963	37,122
±PPR	841	53,915
±Publicis Groupe	1,567	40,169
±Renault	2,168	44,577
±Safran	2,196	20,442
±Sanofi-Aventis	11,238	630,666
±Schneider Electric	2,419	160,873
±SCOR	1,677	34,460
±Societe Des Autoroutes Paris	173	11,034
±Societe Generale	5,000	195,577
±Sodexo	1,064	48,463
±†Suez Enviornnement	3,141	46,186
±Technip	1,013	35,708
±Television Francaise 1	852	6,677
±Thales	1,060	40,137
±Total	23,019	1,138,234
±Unibail-Rodamco	907	128,342
±Valeo	575	8,406
±Vallourec	535	49,599
±Veolia Environnement	4,032	84,193
±Vinci	4,484	166,460
±Vivendi	12,718	336,365
±Wendel	200	5,282
±Zodiac	572	14,493
		7,339,164
Germany – 7.34%
±Adidas	2,166	71,885
±Allianz	4,915	413,528
±BASF	10,043	305,897
±Bayer	8,300	403,139
±Bayerische Motoren Werke	3,393	97,464
±Beiersdorf	884	39,532
±Celesio	1,037	19,118
±Commerzbank	8,347	45,451
±Daimler	9,169	235,003
±Deutsche Bank	5,811	237,520
±Deutsche Boerse	2,165	130,230
±Deutsche Lufthansa	2,046	22,273
±Deutsche Post	9,443	101,871
±Deutsche Postbank	669	10,600
±Deutsche Telekom	30,800	382,290
±E.ON	20,320	567,310
±Fraport	492	15,746
±Fresenius	330	12,536
±Fresenius Medical Care	1,968	76,286
±GEA Group	1,162	12,353
±†Hamburger Hafen und Logistik	170	4,163
±Hannover Rueckversicherung	750	23,889
±Heidelberger Zement	148	4,844
±Henkel	1,510	37,870
±Hochtief	382	14,300
±Hypo Real Estate Holding	878	1,419
±†Infineon Technologies	5,355	6,235
±K+S	1,534	71,358
±Linde	1,377	93,529
±MAN	1,178	51,116
±Merck	712	62,747
±Metro	1,151	37,903
±Muenchener Rueckversicherungs	2,203	268,825
±Puma	41	6,219
±Q-Cells	430	8,618
±RWE	4,836	340,579
±Salzgitter	406	22,811
±SAP	9,330	328,677
±Siemens	9,284	532,834
±Solarworld	774	16,150
±Suedzucker	843	16,239
±ThyssenKrupp	3,727	65,662
±TUI	1,555	8,353
±United Internet	847	7,152
±Volkswagen	963	294,051
±Wacker Chemie	207	17,169
		5,542,744
Greece – 0.44%
±Alpha Bank	3,960	26,281
±Coca-Cola Hellenic Bottling	1,780	25,583
±EFG Eurobank Ergasias	2,800	16,173
±Hellenic Petroleum	920	8,788
±Hellenic Telecommunications Organization	2,740	41,070
±Marfin Investment Group	5,235	18,969
±National Bank of Greece	5,135	77,995
±OPAP	2,400	63,440
±Piraeus Bank	2,750	18,273
±Public Power	970	17,603
±Titan Cement	770	16,421
		330,596
Hong Kong – 2.17%■
±ASM Pacific Technology	1,000	3,503
±Bank of East Asia	16,300	31,496
±BOC Hong Kong Holdings	35,000	35,847
±Cathay Pacific Airways	14,000	13,888
±Cheung Kong Holdings	15,000	129,285
±Cheung Kong Infrastructure Holdings	5,000	20,004
±Chinese Estates Holdings	8,000	9,709
±CLP Holdings	22,000	151,167
±Esprit Holdings	11,000	56,127
±†Foxconn International Holdings	15,000	6,352
±†Genting International	22,000	7,599
±Hang Lung Group	10,000	30,459
±Hang Lung Properties	23,000	54,110
±Hang Seng Bank	7,900	79,729
±Henderson Land Development	13,000	49,572
±Hong Kong & China Gas	42,600	67,152
±Hong Kong Aircraft Engineering	400	3,442
±Hong Kong Electric Holdings	14,500	86,152
±Hong Kong Exchanges & Clearing	12,000	113,252
±Hopewell Highway Infrastructure	500	282
±Hopewell Holdings	5,000	13,168
±Hutchison Telecommunications International	10,000	3,128
±Hutchison Whampoa	23,000	112,911
±Hysan Development	4,006	6,780
±Kerry Properties	5,031	12,126
±Kingboard Chemicals Holdings	4,000	8,224
±Li & Fung	26,000	60,953
±Lifestyle International Holdings	5,500	4,411
±Link REIT	21,504	42,637
±†Mongolia Energy	19,000	5,484
±MTR	14,000	33,646
±New World Development	28,780	28,730
±Noble Group	12,000	9,393
±NWS Holdings	6,156	8,319
±Orient Overseas International	2,000	4,974
±Pacific Basin Shipping	9,000	4,103
±PCCW	28,000	14,389
±Shagri-La Asia	20,000	22,714
±Sino Land	22,445	22,488
±Sun Hung Kai Properties	15,000	134,598
±Swire Pacific Class A	9,500	63,356
±Television Broadcasts	2,000	6,397
±Wharf Holdings	13,000	32,368
±Wheelock	10,000	16,819
±Wing Hang Bank	1,500	7,190
±Yue Yuen Industrial Holdings	5,500	12,562
		1,640,995
Ireland – 0.32%
±Allied Irish Banks	7,894	6,167
=Anglo Irish Bank	3,965	0
±Bank of Ireland	6,982	4,764
±CRH	7,164	154,359
±†Elan	5,531	37,478
±Kerry Group Class A	1,804	36,567
		239,335
Italy – 3.16%
±A2A	14,907	22,632
±†ACEA	1,222	14,593
±Alleanza Assicurazioni	4,189	23,601
±Assicurazioni Generali	11,379	194,989
±Atlantia	3,020	45,578
±Autogrill	850	4,896
±Banca Carige	8,454	27,693
±Banca Monte Dei Paschi Siena	23,105	31,946
±Banco Popolare	5,997	27,521
±Banca Popolare di Milan Scarl	4,963	24,684
±Bulgari	1,116	4,907
±Enel	45,850	219,855
±ENI	27,836	538,947
±Exor	540	5,443
±Fiat	8,076	56,549
±Finmeccanica	4,372	54,415
±Fondiaria Sai	533	6,230
±Intesa Sanpaolo	81,798	224,975
±Intesa Sanpaolo Ordinary Shares	11,419	21,483
±Italcementi	549	5,556
±Italcementi Savings Shares	768	4,048
±Lottomatica	466	7,661
±Luxottica Group	1,660	25,648
±Mediaset	7,244	32,292
±Mediobanca	5,678	48,119
±Mediolanum	1,692	5,831
±Parmalat	17,622	36,278
±Pirelli	17,513	4,087
±Prysmian	831	8,274
±Saipem	3,000	53,377
±Saras	2,209	5,784
±Snam Rete Gas	9,178	49,244
±Telecom Italia	110,784	142,821
±Telecom Italia Savings Shares	65,130	66,227
±Terna Rete Electrica Nazionale	14,258	44,382
±UBI Banca	6,522	71,812
±UniCredit	131,133	215,819
±Unipol Gruppo Finanziario	4,515	3,998
		2,382,195
Japan – 23.23%
±77 Bank	3,000	14,966
±ABC-Mart	200	3,818
±Acom	375	10,654
±Advantest	1,800	27,183
±Aeon	7,300	48,258
±Aeon Credit Service	700	6,409
±Aeon Mall	400	5,146
±Aioi Insurance	7,000	27,258
±Aisin Seiki	1,900	30,491
±Ajinomoto	7,000	49,630
±Alfresa Holdings	200	7,330
±All Nippon Airways	7,000	27,388
±Alps Electric	1,200	4,149
±Amada	3,000	16,030
±Aozora Bank	5,000	5,534
±Asahi Breweries	4,300	51,580
±Asahi Glass	11,000	58,404
±Asahi Kasei	13,000	47,221
±Asics	2,000	13,958
±Astellas Pharma	5,200	160,936
±Bank of Kyoto	4,000	33,977
±Bank of Yokohama	13,000	55,743
±Benesse	800	29,472
±Bridgestone	6,800	98,617
±Brother Industries	3,000	22,241
±Canon	11,300	329,448
±Canon Marketing Japan	500	7,045
±Casio Computer	2,500	17,883
±Central Japan Railway	17	95,870
±Chiba Bank	9,000	44,865
±Chubu Electric Power	7,100	156,504
±Chugai Pharmaceutical	2,100	35,779
±Chugoku Bank	2,000	25,655
±Chugoku Electric Power	2,900	62,875
±Chuo Mitsui Trust Holdings	10,000	31,109
±Citizen Holdings	3,800	15,595
±Coca-Cola West	400	6,400
±Cosmo Oil	7,000	21,311
±Credit Saison	2,100	20,830
±Dai Nippon Printing	6,000	55,303
±Daicel Chemical Industries	2,000	7,210
±Daido Steel	2,000	4,983
±Daihatsu Motor	3,000	23,715
±Daiichi Sankyo	7,000	117,703
±Daikin Industries	2,800	77,097
±Dainippon Sumitomo Pharma	2,000	16,696
±Daito Trust Construction	1,000	33,715
±Daiwa House Industry	6,000	48,763
±Daiwa Securities Group	14,000	62,049
±Dena	2	6,578
±Denki Kagaku Kogyo	3,000	5,441
±Denso	5,300	107,152
±Dentsu	1,900	29,195
±DIC	4,000	5,876
±Dowa Holdings	2,000	7,562
±East Japan Railway	3,600	187,702
±Eisai	2,600	76,538
±Electric Power Development	1,300	38,776
±†Elpida Memory	700	4,934
±FamilyMart	800	24,362
±Fanuc	2,000	136,808
±Fast Retailing	500	57,255
±Fuji Electric Holdings	4,000	4,768
±Fuji Heavy Industries	7,000	23,300
±Fuji Television Network	5	5,621
±FUJIFILM Holdings	5,300	116,672
±Fujitsu	19,000	71,300
±Fukuoka Financial Group	9,000	27,712
±Furkukawa Electric	8,000	22,921
±Gunma Bank	5,000	27,209
±Hachijuni Bank	4,000	23,338
±Hakuhodo DY Holdings	180	7,743
±Hankyu Hanshin Holdings	13,000	59,127
±Haseko	11,000	5,191
±Hikari Tsushin	200	3,808
±Hino Motors	2,000	4,411
±Hirose Electric	400	38,697
±Hiroshima Bank	6,000	22,998
±Hisamitsu Pharmaceutical	700	21,629
±Hitachi	36,000	98,506
±Hitachi Chemical	800	9,678
±Hitachi Construction Machinery	800	10,563
±Hitachi High-Technologies	500	7,091
±Hitachi Metals	2,000	14,237
±Hokkaido Electric Power	2,200	44,242
±Hokuhoku Financial Group	14,000	25,698
±Hokuriku Electric Power	1,700	40,898
±Honda Motor	17,900	426,165
±HOYA	4,300	85,585
±Ibiden	1,400	34,249
±Idemitsu Kosan	200	15,110
±IHI	17,000	19,533
±INPEX	9	63,743
±Isetan Mitsukoshi Holdings	3,400	26,315
±Isuzu Motors	10,000	12,284
±Ito En	500	6,140
±ITOCHU	16,000	78,952
±Itochu Techno-Solutions	300	6,261
±Iyo Bank	3,000	30,429
±J Front Retailing	6,000	20,884
±Jafco	200	3,608
±Japan Airlines	10,000	20,296
±Japan Petroleum Exploration	200	8,148
±Japan Prime Realty Investment	4	7,434
±Japan Real Estate Investment	4	30,732
±Japan Retail Fund Investment	3	11,493
±Japan Steel Works	4,000	38,139
±Japan Tobacco	50	133,673
±JFE Holdings	5,700	125,830
±JGC	2,000	23,096
±Joyo Bank	7,000	32,462
±JS Group	2,500	28,277
±JSR	2,100	24,711
±JTEKT	2,400	16,964
±†Jupiter Telecommunications	26	17,370
±Kajima	9,000	22,298
±Kamigumi	3,000	19,974
±Kaneka	4,000	19,779
±Kansai Electric Power	8,100	176,051
±Kansai Paint	2,000	11,201
±Kao	6,000	117,086
±Kawasaki Heavy Industries	19,000	38,148
±Kawasaki Kisen Kaisha	8,000	25,147
±KDDI	31	145,998
±Keihin Electric Express Railway	4,000	28,866
±Keio	6,000	34,169
±Keisei Electric Railway	2,000	10,072
±Keyence	440	83,251
±Kikkoman	2,000	16,868
±Kinden	1,000	8,178
±Kintetsu	17,000	70,678
±Kirin Holdings	8,000	85,473
±Kobe Steel	25,000	32,332
±Komatsu	9,400	104,038
±Konami	800	12,167
±Konica Minolta Holdings	5,500	47,946
±Kubota	12,000	66,508
±Kuraray	3,500	30,054
±Kurita Water Industries	1,100	21,410
±Kyocera	1,700	113,485
±Kyowa Hakko Kirin	3,000	25,589
±Kyushu Electric Power	3,900	87,573
±Lawson	700	29,081
±Leopalace21	900	5,382
±Mabuchi Motor	200	8,147
±Makita	1,200	27,409
±Marubeni	19,000	59,847
±Marui Group	3,400	18,278
±Maruichi Steel Tube	300	6,467
±Matsui Securities	800	5,253
±Mazda Motor	12,000	20,345
±Mediceo Paltac Holding	1,800	19,207
=Meiji Dairies	2,000	8,285
±Minebea	4,000	14,735
±Mitsubishi	14,400	190,916
±Mitsubishi Chemical Holdings	12,500	43,144
±Mitsubishi Electric	21,000	95,446
±Mitsubishi Estate	13,000	147,491
±Mitsubishi Gas Chemical	3,000	12,980
±Mitsubishi Heavy Industries	34,000	104,083
±Mitsubishi Logistics	1,000	9,841
±Mitsubishi Materials	11,000	29,967
±†Mitsubishi Motors	41,000	52,526
±Mitsubishi Rayon	4,000	7,723
±Mitsubishi Tanabe Pharma	2,000	19,913
±Mitsubishi UFJ Financial Group	117,400	578,455
±Mitsubishi UFJ Lease & Finance	790	16,844
±Mitsui	19,000	193,578
±Mitsui Chemicals	5,000	12,240
±Mitsui Engineer & Shipbuilding	5,000	8,454
±Mitsui Fudosan	9,000	98,739
±Mitsui Mining & Smelting	4,000	6,656
±Mitsui OSK Lines	13,000	64,343
±Mitsui Sumitomo Insurance Group Holdings	3,900	91,894
±Mitsumi Electric	600	8,765
±Mizuho Financial Group	101,900	199,007
±Murata Manufacturing	2,300	89,243
±Namco Bandai Holdings	2,400	24,095
±NEC	19,000	51,681
±†NEC Electronics	300	1,845
±NGK Insulators	3,000	46,926
±NGK Spark Plug	2,000	17,027
±NHK Spring	2,000	7,272
±Nidec	1,200	54,023
±Nikon	4,000	45,529
±Nintendo	1,100	321,817
±Nippon Building Fund	5	43,219
±Nippon Electric Glass	4,000	28,373
±Nippon Express	8,000	25,214
±Nippon Meat Packers	3,000	31,539
±Nippon Mining Holdings	8,500	34,074
±Nippon Oil	14,000	69,764
±Nippon Paper Group	1,100	26,784
±Nippon Sheet Glass	6,000	15,004
±Nippon Steel	56,000	151,256
±Nippon Telegraph & Telephone	5,500	209,927
±Nippon Yusen	12,000	46,360
±Nipponkoa Insurance	7,000	40,534
±Nishi-Nippon City Bank	9,000	19,715
±Nissan Chemical Industries	1,000	8,428
±Nissan Motor	23,100	83,499
±Nissay Dowa General Insurance	1,000	3,853
±Nisshin Seifun Group	1,500	16,163
±Nisshin Steel	10,000	16,971
±Nisshinbo Holdings	1,000	9,532
±Nissin Food Holdings	800	23,690
±Nitori	400	22,390
±Nitto Denko	1,600	32,745
±NOK	800	6,892
±Nomura Holdings	26,700	135,463
±Nomura Real Estate Holdings	400	6,103
±Nomura Real Estate Office Fund	3	16,806
±Nomura Research Institute	900	14,129
±NSK	6,000	23,291
±NTN	3,000	8,515
±NTT Data	15	41,096
±NTT DoCoMo	168	228,911
±NTT Urban Development	8	6,475
±Obayashi	7,000	34,157
±Obic	50	6,301
±Odakyu Electric Railway	7,000	54,389
±OJI Paper	9,000	36,874
±Olympus	3,000	48,961
±Omron	2,200	26,097
±Ono Pharmaceutical	1,100	48,282
±Onward Holdings	1,000	6,620
±Oracle Japan	300	11,402
±Oriental Land	500	31,864
±ORIX	860	28,307
±Osaka Gas	20,000	62,613
±OSAKA Titanium Technologies	200	5,243
±Otsuka	100	3,740
±Panasonic	19,800	218,591
±Panasonic Electric Works	4,000	29,284
±Promise	450	7,127
±Rakuten	62	29,841
±Resona Holdings	5,300	71,462
±Ricoh	7,000	84,652
±Rohm	1,000	49,968
±Sankyo	600	26,225
±Santen Pharmaceutical	800	22,316
±†Sanyo Electric	20,000	30,018
±Sapporo Hokuyo Holdings	2,000	5,672
±Sapporo Holdings	2,000	7,658
±SBI Holdings	171	17,929
±Secom	2,200	81,462
±Sega Sammy Holdings	2,000	17,742
±Seiko Epson	1,600	22,010
±Sekisui Chemical	5,000	24,976
±Sekisui House	5,000	38,281
±Seven & I Holdings	8,700	192,090
±Seven Bank	5	13,323
±Sharp	11,000	88,033
±Shikoku Electric Power	2,000	53,420
±Shimadzu	2,000	12,911
±Shimamura	200	10,710
±Shimano	800	24,358
±Shimizu	7,000	29,304
±Shin-Etsu Chemical	4,400	216,195
±Shinko Electric	600	5,781
±Shinko Securities	4,000	7,897
±Shinsei Bank	16,000	16,260
±Shionogi	3,000	51,716
±Shiseido	4,000	58,650
±Shizuoka Bank	6,000	54,416
±Showa Denko	9,000	11,187
±Showa Shell Sekiyu	2,100	19,289
±SMC	600	58,483
±Softbank	7,800	100,464
±Sojitz	15,900	19,116
±Sompo Japan Insurance	10,000	52,421
±Sony	10,700	221,345
±Sony Financial Holdings	9	24,275
±SQUARE ENIX Holdings	700	13,277
±Stanley Electric	1,200	13,494
±Sumco	1,400	20,859
±Sumitomo	12,200	106,022
±Sumitomo Chemical	18,000	61,889
±Sumitomo Electric Industries	8,300	69,940
±Sumitomo Heavy Industries	6,000	20,240
±Sumitomo Metal Industries	40,000	81,188
±Sumitomo Metal Mining	6,000	57,693
±Sumitomo Mitsui Financial Group	7,100	250,025
±Sumitomo Realty & Development	5,000	55,868
±Sumitomo Rubber Industries	2,300	15,420
±Sumitomo Trust & Banking	15,000	58,083
±Suruga Bank	2,000	16,687
±Suzuken	800	20,987
±Suzuki Motor	3,800	63,921
±T&D Holdings	2,450	59,675
±Taiheiyo Cement	7,000	10,312
±Taisei	11,000	21,097
±Taisho Pharmaceutical	2,000	37,289
±Taiyo Nippon Sanso	4,000	26,404
±Takashimaya	3,000	17,387
±Takeda Pharmaceutical	8,900	308,812
±Takefuji	750	3,548
±TDK	1,200	45,364
±Teijin	12,000	26,222
±Terumo	1,800	66,869
±THK	1,500	20,339
±Tobu Railway	8,000	40,591
±Toho	900	12,638
±Toho Gas	6,000	27,599
±Tohoku Electric Power	4,500	99,057
±Tokio Marine Holdings	7,300	179,810
±Tokuyama	2,000	12,843
±Tokyo Broadcasting System	400	5,279
±Tokyo Electric Power	13,200	329,948
±Tokyo Electron	1,800	67,424
±Tokyo Gas	25,000	87,713
±Tokyo Steel Manufacturing	900	9,072
±Tokyo Tatemono	2,000	5,192
±Tokyu	13,000	54,626
±Tokyu Land	6,000	16,733
±TonenGeneral Sekiyu	3,000	29,400
±Toppan Printing	6,000	41,189
±Toray Industries	14,000	56,447
±Toshiba	33,000	85,977
±Tosoh	3,000	5,720
±TOTO	2,000	10,109
±Toyo Seikan Kaisha	1,800	26,572
±Toyo Suisan Kaisha	1,000	20,636
±Toyoda Gosei	500	7,656
±Toyota Boshoku	500	5,212
±Toyota Industries	1,800	38,776
±Toyota Motor	29,800	946,658
±Toyota Tsusho	2,500	24,432
±Trend Micro	1,000	28,570
±Tsumura	600	15,527
±Ube Industries	12,000	21,962
±Unicharm	400	24,317
±UNY	3,000	23,789
±Ushio	1,500	21,206
±USS	160	7,017
±West Japan Railway	19	60,254
±Yahoo Japan	170	44,772
±Yakult Honsha	1,200	21,475
±Yamada Denki	870	34,338
±Yamaguchi Financial Group	2,000	18,960
±Yamaha	1,800	17,708
±Yamaha Motor	2,500	22,432
±Yamato Holdings	5,000	47,425
±Yamato Kogyo	300	6,478
±Yamazaki Baking	1,000	10,775
±Yaskawa Electric	2,000	8,756
±Yasuda Trust & Banking	12,000	11,187
±Yokogawa Electric	1,900	7,718
		17,526,763
Luxembourg – 0.44%
±ArcelorMittal	9,232	188,360
±Millicom International Cellular SDR	679	25,412
±†Reinet Investments	419	3,856
±SES FDR	3,101	59,189
±Tenaris	5,285	53,712
		330,529
Netherlands – 2.33%
±AEGON	15,835	61,381
±Akzo Nobel	2,457	93,046
±ASML Holding	4,692	82,613
±Boskalis Westminster	422	8,478
±Corio	516	21,340
±European Aeronautic Defence & Space	3,261	37,891
±Fugro CVA	736	23,373
±Heineken	2,675	75,986
±Heineken Holding	1,098	26,617
±ING Groep CVA	21,628	118,504
±James Hardie Industries CDI	2,867	8,388
±Koninklijke Ahold	12,980	142,161
±Koninklijke DSM	1,305	34,337
±Koninklijke KPN	18,801	251,005
±Koninklijke Philips Electronics	10,679	158,066
±†QIAGEN	2,062	33,467
±Randstad Holding	1,126	19,101
±Reed Elsevier	6,842	73,212
±SBM Offshore	1,696	22,555
±SNS Reaal	744	2,624
±TNT	3,701	63,434
±Unilever CVA	17,708	348,856
±Wolters Kluwer	3,053	49,486
		1,755,921
New Zealand – 0.10%
±Auckland International Airport	7,346	7,168
±Contact Energy	1,969	6,427
±Fletcher Building	7,729	26,452
±Sky City Entertainment Group	4,036	6,474
±Telecom New Zealand	19,508	25,427
		71,948
Norway – 0.65%
±Aker Solutions	2,274	14,683
±DnB NOR	8,200	36,782
±Norsk Hydro	6,770	25,472
±Orkla	9,087	62,329
±†Renewable Energy	2,121	18,341
±StatoilHydro	13,600	237,981
±Telenor	9,600	54,873
±Yara International	2,000	43,689
		494,150
Portugal – 0.34%
±Banco Comercial Portugues	25,352	20,791
±Banco Espirito Santo	9,030	35,238
±BRISA	2,646	18,344
±Cimpor Cimentos de Portugal	3,609	17,966
±†Energias de Portugal	19,616	67,998
±Galp Energia Class B	2,784	33,153
±Jeronimo Martins	1,384	6,813
±Portugal Telecom	6,052	46,750
±Zon Multimedia Servicos de Telecomunicacoes e Multimedia	1,301	6,921
		253,974
Singapore – 1.06%
±Ascendas Real Estate Investment Trust	16,000	12,872
±CapitaLand	28,000	42,935
±CapitaMall Trust	28,000	24,389
±City Developments	4,000	13,464
±ComfortDelgro	23,000	20,598
±Cosco Singapore	7,000	3,780
±DBS Group Holdings	19,500	108,710
±Fraser & Neave	12,000	19,991
±Golden Agri-Resources	33,280	6,034
±Jardine Cycle & Carriage	1,000	7,807
±Keppel	13,000	42,950
±Neptune Orient Lines	5,000	3,886
±Olam International	8,000	7,706
±Oversea-Chinese Banking	26,000	82,887
±Parkway Holdings	7,000	5,347
±SembCorp Industries	13,000	20,163
±SembCorp Marine	5,000	5,953
±Singapore Airlines	5,000	32,974
±Singapore Exchange	8,000	26,881
±Singapore Press Holdings	19,000	31,616
±Singapore Technologies Engineering	16,000	25,923
±Singapore Telecommunications	87,000	145,017
±United Overseas Bank	13,000	83,386
±UOL Group	4,000	4,930
±Wilmar International	10,000	20,924
		801,123
Spain – 4.12%
±Abertis Infraestructuras	2,675	41,806
±Acciona	274	28,183
±Acerinox	1,688	19,661
±ACS	1,911	79,262
±Banco Bilbao Vizcaya Argentaria	37,968	308,166
±Banco de Sabadell	10,282	51,604
±†Banco de Valencia	2,963	24,580
±†Banco Popular Espanol	8,675	54,913
±Banco Santander	87,297	601,871
±Bankinter	2,845	30,100
±Cintra	1,706	7,631
±Criteria Caixacorp	10,567	34,076
±†EDP Renovaveis	2,501	20,427
±Enagas	1,789	25,331
±Fomento de Construcciones y Contratas	322	9,854
±Gamesa Technologica	1,758	22,548
±Gas Natural SDG	3,646	49,922
±Gestevision Telecinco	887	6,147
±Grifols	1,507	21,704
±Grupo Ferrovial	797	16,995
±Iberdrola	37,032	259,806
±†Iberdrola Renovables	8,152	33,762
±IBERIA	3,919	8,219
±Inditex	2,248	87,599
±Indra Sistemas	1,178	22,713
±Mapfre	9,174	20,088
±Red Electrica	1,253	48,947
±Repsol YPF	8,087	139,536
±Sacyr Vallehermoso	556	4,282
±Telefonica	45,730	911,882
±Union Fenosa	3,778	90,274
±Zardoya Otis	1,369	25,025
		3,106,914
Sweden – 2.12%
±Alfa Laval	3,700	27,981
±Assa Abloy Class B	3,000	28,070
±Atlas Copco Class A	7,409	55,624
±Atlas Copco Class B	3,832	26,082
±Electrolux Class B	3,104	24,290
±Ericsson LM Class B	32,800	265,153
±Getinge Class B	1,733	16,781
±Hennes & Mauritz Class B	5,400	202,416
±Holmen Class B	400	6,646
±Husqvarna Class B	5,171	20,886
±Investor Class B	5,000	63,217
±Loomis Class B	440	3,399
±†Lundin Petroleum	2,980	16,147
±Modern Times Group Class B	305	5,194
±Nordea Bank	34,500	171,637
±Sandvik	10,179	58,301
±Scania Class B	3,100	25,225
±Securitas Class B	4,200	30,651
±Skandinaviska Enskilda Banken	17,400	54,633
±Skanska Class B	4,000	34,521
±SKF Class B	4,700	40,677
±Ssab Svenskt Staal Class B	600	4,751
±Ssab Svenskt Stal Class A	1,400	11,900
±Svenska Cellulosa Class B	6,400	48,567
±Svenska Handelsbanken Class A	5,100	72,057
±Swedbank Class A	2,500	8,328
±Swedish Match	2,500	36,152
±Tele2 Class B	3,989	33,622
±TeliaSonera	24,000	115,415
±Volvo Class A	5,300	28,175
±Volvo Class B	11,900	63,135
		1,599,633
Switzerland – 8.06%
±ABB	23,930	333,687
±†Actelion	1,054	48,092
±Adecco	1,357	42,399
±†Aryzta	944	22,539
±Baloise Holding	480	30,673
±BKW FMB Energie	202	14,537
±Compagnie Financiere Richemont Units Class A	5,403	84,345
±Credit Suisse Group	11,607	353,348
±EFG International	350	2,606
±Geberit	470	42,215
±Givaudan	63	32,603
±Holcim	2,040	72,649
±Julius Baer Holding	2,411	59,230
±Kuehne & Nagel International	630	36,754
±Lindt & Spruengli	10	13,375
±Lindt & Spruengli PC	1	16,244
±†Logitech International	2,181	22,565
±Lonza Group	517	51,072
±Nestle	41,307	1,395,285
±Nobel Biocare Holding	1,469	25,070
±Novartis	25,690	971,773
±†OC Oerlikon	49	1,568
±Pargesa Holding	347	18,408
±Roche Holding	7,585	1,040,859
±Schindler Holding	589	27,808
±SGS	51	53,512
±Sonova Holding	555	33,491
±STMicrolectronics	6,414	32,093
±Straumann Holding	99	15,326
±Sulzer	356	18,367
±Swatch Group	340	41,000
±Swatch Group Bearer Shares	664	16,220
±†Swiss Life Holding	423	29,165
±Swiss Reinsurance	3,790	61,912
±Swisscom	262	73,551
±Syngenta	1,027	206,404
±Synthes	657	73,177
±UBS	31,242	292,850
±Xstrata	20,298	136,208
±Zurich Financial Services	1,508	238,287
		6,081,267
United Kingdom – 19.38%
±3i Group	5,605	21,796
±Admiral Group	1,883	23,032
±AMEC	4,372	33,413
±Anglo American	13,940	237,338
±Antofagasta	4,595	33,280
±Associated British Foods	3,405	31,224
±AstraZeneca	15,478	548,058
±†Autonomy	2,324	43,347
±Aviva	27,421	85,214
±BAE Systems	37,449	179,444
±Balfour Beatty	5,533	25,883
±Barclays	92,148	195,740
±Berkeley Group Holdings Unit	596	7,564
±BG Group	35,869	540,970
±BHP Billiton	23,612	466,017
±BP	202,000	1,354,971
±British Airways	4,292	8,646
±British American Tobacco	20,301	469,183
±British Land	9,647	49,803
±British Sky Broadcasting	12,397	76,887
±BT Group	83,844	93,645
±Bunzl	3,247	25,403
±Burberry Group	5,241	21,116
±Cable & Wireless	24,800	49,622
±Cadbury	13,995	105,542
±†Cairn Energy	1,576	49,171
±Capita Group	6,536	63,604
±Carnival	1,555	35,287
±Carphone Warehouse Group	2,934	5,252
±Centrica	54,163	176,969
±Cobham	11,274	27,726
±Compass Group	18,884	86,413
±Daily Mail & General Trust	1,808	6,052
±Diageo	26,665	297,712
±Drax Group	3,314	24,520
±†Eurasian Natural Resources	4,107	26,557
±Experian Group	10,785	67,349
±Firstgroup	6,120	23,474
±Friends Provident	23,427	23,192
±G4S	12,078	33,555
±GKN	5,302	5,207
±GlaxoSmithKline	56,155	874,043
±Hammerson	7,891	28,729
±Hays	15,886	16,574
±Home Retail Group	8,961	28,815
±HSBC Holdings	185,146	1,029,984
±ICAP	6,368	27,749
±IMI	2,351	9,149
±Imperial Tobacco Group	10,855	243,899
±Intercontinental Hotels Group	3,112	23,630
±International Power	17,019	51,327
±†Invensys	9,789	23,289
±Investec	5,260	21,945
±ITV	24,284	6,700
±J Sainsbury	11,805	52,820
±Johnson Matthey	2,132	32,258
±Kazakhmys	1,616	8,622
±Kingfisher	26,659	57,172
±Ladbrokes	7,619	19,971
±Land Securities Group	8,331	52,075
±Legal & General Group	67,987	41,949
±Liberty International	3,339	18,633
±Lloyds Banking Group	107,437	108,909
±Logica	18,857	17,188
±London Stock Exchange Group	1,120	9,022
±Lonmin	1,402	28,616
±Man Group	18,873	59,201
±Marks & Spencer Group	16,944	71,884
±Meggitt	4,947	9,120
±National Express Group	786	1,711
±National Grid	25,744	197,508
±Next	1,900	36,049
±Old Mutual	47,351	35,245
±Pearson	8,777	88,249
±Prudential	26,250	127,330
±Reckitt Benckiser Group	6,370	238,868
±Reed Elsevier	11,267	80,851
±Rexam	6,214	23,942
±Rio Tinto	10,853	364,515
±Rolls-Royce Group	18,682	78,682
±Royal Bank of Scotland Group	189,291	66,705
†Royal Bank of Scotland Subscription Shares	81,125	0
±Royal Dutch Shell A Shares	38,297	859,700
±Royal Dutch Shell B Shares	28,796	626,753
±RSA Insurance Group	37,713	70,206
±SABMiller	9,852	146,461
±Sage Group	12,618	30,538
±Schroders	956	10,842
±Scottish & Southern Energy	10,077	159,951
±Segro	71,630	23,344
±Serco Group	6,029	31,586
±Severn Trent	2,239	31,770
±Shire	5,732	70,223
±Smith & Nephew	9,268	57,678
±Smiths Group	4,181	40,027
±Stagecoach Group	4,011	6,875
±Standard Chartered	20,211	251,067
±Standard Life	21,406	51,001
±Tate & Lyle	5,994	22,355
±Tesco	85,333	407,629
±Thomas Cook Group	5,791	19,897
±Thomson Reuters	2,148	47,895
±Tomkins	10,843	18,849
±TUI Travel	6,723	22,106
±Tullow Oil	8,453	97,051
±Unilever	13,706	259,132
±United Business Media	2,964	18,084
±United Utilities Group	7,596	52,670
±Vedanta Resources	1,046	10,154
±Vodafone Group	566,529	986,339
±Whitbread	2,113	23,874
±WM Morrison Supermarkets	24,731	90,618
±Wolseley	6,300	20,727
±WPP Group	11,754	66,007
		14,623,515
United States – 0.00%
†Dr Pepper Snapple Group	0	3
		3
Total Common Stock (Cost $102,601,632)		71,540,875

Preferred Stock – 0.32%∆
Germany – 0.31%
±Bayerische Motoren Werke 1.08%	347	6,004
±Fresenius	761	34,700
±Henkel 2.75%	1,984	53,692
±Porsche Automobil Holding	942	44,990
±RWE 9.65%	414	26,081
±Volkswagen	1,179	67,700
		233,167
Italy – 0.01%
±EXOR 5.98%	157	1,050
±Unipol Gruppo Finanziario	6,128	3,631
		4,681
Total Preferred Stock (Cost $401,545)		237,848
Rights – 0.18%∆
Belgium – 0.00%
=@πFortis	11,595	0
		0
Finland – 0.00%
Pohjola Bank	800	1,087
		1,087
Spain – 0.00%
±Mapfre	5,414	72
		72
Sweden – 0.04%
±Nordea Bank	242,000	27,672
		27,672
United Kingdom – 0.14%
±HSBC	52,865	106,744
±Segro	37,764	2,595
		109,339
Total Rights (Cost $18,204)		138,170

Short-Term Investment – 2.50%
Money Market Mutual Fund – 2.50%
Dreyfus Treasury & Agency Cash Management Fund	1,888,038	1,888,038
Total Short-Term Investment (Cost $1,888,038)		1,888,038

Total Value of Securities – 97.81%
(Cost $104,909,419)		73,804,931
Receivables and Other Assets Net of Liabilities (See Notes) – 2.19%*		1,654,786
Net Assets Applicable to 15,026,696 Shares Outstanding – 100.00%		$75,459,717

∆Securities have been classified by country of origin.
†Non income producing security.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
±Security is being valued based on international fair value pricing. At March 31, 2009, the aggregate amount of international fair value priced securities was $71,903,108, which represented 95.29% of the Fund's net assets. See Note 1 in "Notes."
=Security is being fair valued in accordance with the Fund's fair valuation policy. At March 31, 2009, the aggregate amount of fair valued securities was $12,695, which represented 0.02% of the Fund's net assets. See Note 1 in "Notes."
@Illiquid security. At March 31, 2009, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 5 in "Notes."
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2009, the aggregate amount of restricted securities was $0 or 0.00% of the Fund's net assets. See Note 5 in "Notes."
*Includes $12,008 cash pledged as collateral for index contracts.

Summary of Abbreviations:
CDI – Chess Depository Interest
CVA – Dutch Certificate
FDR – Fiduciary Depositary Receipts
PC – Participation Certificate
PPS – Partially Protected Shares
REIT – Real Estate Investment Trust
SDR – Special Drawing Rights
VVPR – Belgium Dividend Coupon

The following index futures contracts were outstanding at March 31, 2009:

Index Futures Contracts1

Contracts to Buy	Notional	Notional		Unrealized
	__Cost	Value	Expiration Date	Appreciation
1 CAC 40 10 Euro Futures	$34,517	$35,944	6/19/09	$1,427
2 TOPIX Index Futures	142,013	157,009	6/19/09	14,996
53 MCSI EAFE E-Mini Futures	2,590,312	2,753,350	6/19/09	163,038
				$179,461

The use of index futures contract involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA International Index Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$105,060,480
Aggregate unrealized appreciation	241,848
Aggregate unrealized depreciation	(31,497,397)
Net unrealized depreciation	$(31,255,549)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets

Level 2 - inputs are observable, directly or indirectly

Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

	Securities	Derivatives
Level 1	$1,889,128	$-
Level 2	71,903,108	179,461
Level 3	12,695	-
Total	$73,804,931	$179,461

As a result of utilizing international fair value pricing at March 31, 2009, the majority of the portfolio was categorized as Level 2 in the FAS 157 hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/08	$933,946
Net change in unrealized
appreciation/depreciation	135,994
Net purchases, sales and settlements	362,091
Net transfers in and/or out of Level 3	(1,419,336)
Balance as of 3/31/09	$12,695

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/09	$(40,240)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as away of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Index Futures Contracts
The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed.

When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in real estate investment trusts (REITs) and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of March 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified in the schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA Bond Index Fund

March 31, 2009
	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Agency Mortgage-Backed Securities – 38.82%
•Fannie Mae ARM
4.935% 7/1/38	$329,462	$338,730
5.207% 7/1/38	481,273	495,700
5.515% 11/1/38	1,002,033	1,038,564
5.559% 9/1/37	1,049,015	1,086,937
5.568% 9/1/38	959,963	994,527
Fannie Mae S.F. 15 yr
4.50% 6/1/23	954,715	984,129
4.50% 11/1/23	580,577	598,464
5.00% 4/1/21	757,191	787,068
5.00% 4/1/23	451,713	469,017
5.50% 4/1/22	595,671	621,742
6.00% 8/1/22	124,994	130,994
6.00% 8/1/23	89,391	93,682
Fannie Mae S.F. 15 yr TBA 5.50% 4/1/24	750,000	781,875
Fannie Mae S.F. 30 yr
4.50% 10/1/35	1,224,051	1,252,608
4.50% 4/1/38	497,904	509,414
5.00% 8/1/33	1,527,296	1,581,110
5.00% 11/1/34	970,806	1,004,102
5.00% 6/1/35	997,065	1,031,262
5.00% 10/1/35	1,660,532	1,717,223
5.00% 11/1/36	241,710	250,000
5.00% 4/1/38	71,574	73,935
5.00% 7/1/38	414,375	428,046
5.00% 11/1/38	746,311	770,933
5.50% 1/1/34	717,011	747,316
5.50% 5/1/34	1,073,402	1,118,770
5.50% 10/1/34	1,045,028	1,087,891
5.50% 12/1/35	2,742,694	2,852,616
5.50% 8/1/36	1,437,968	1,495,599
5.50% 5/1/37	1,279,812	1,329,633
5.50% 6/1/37	1,359,572	1,412,498
5.50% 11/1/37	21,084	21,905
5.50% 12/1/37	21,355	22,186
5.50% 2/1/38	2,251,841	2,339,501
5.50% 7/1/38	920,324	956,150
5.50% 10/1/39	885,712	920,191
6.00% 12/1/35	1,043,458	1,092,258
6.00% 2/1/36	977,490	1,022,746
6.00% 6/1/36	341,792	357,617
6.00% 9/1/36	82,028	85,825
6.00% 11/1/36	240,494	251,628
6.00% 3/1/37	478,987	500,837
6.00% 6/1/37	1,058,319	1,106,597
6.00% 5/1/38	2,632,436	2,752,522
6.00% 8/1/38	1,902,661	1,989,456
6.00% 9/1/38	366,295	383,004
6.50% 9/1/37	171,765	181,147
6.50% 10/1/37	1,249,215	1,317,449
6.50% 5/1/38	1,083,240	1,142,408
7.00% 6/1/38	408,145	434,714
Fannie Mae S.F. 30 yr TBA 5.50% 4/1/39	1,500,000	1,556,718
•Freddie Mac ARM
5.525% 9/1/37	1,711,384	1,771,144
5.882% 6/1/36	1,450,847	1,505,923
Freddie Mac S.F. 15 yr
4.00% 2/1/24	597,671	607,719
4.50% 12/1/19	479,933	497,071
4.50% 4/1/21	264,000	273,427
4.50% 5/1/23	926,390	954,351
4.50% 6/1/23	237,224	244,384
4.50% 12/1/23	235,010	242,103
5.00% 6/1/22	1,823,433	1,892,818
5.00% 4/1/23	1,857,039	1,927,599
5.50% 12/1/13	481,504	499,608
5.50% 6/1/23	440,382	459,656
6.00% 11/1/23	898,375	941,906
Freddie Mac S.F 15 yr TBA 4.50% 1/1/24	750,000	771,563
Freddie Mac S.F. 30 yr
5.00% 8/1/35	1,420,463	1,468,695
5.00% 10/1/35	589,873	609,902
5.00% 2/1/37	1,111,394	1,147,916
5.00% 12/1/37	2,481,766	2,562,405
5.00% 6/1/38	474,484	489,901
5.00% 1/1/39	1,000,000	1,032,649
5.50% 11/1/35	1,310,541	1,362,821
5.50% 6/1/35	866,032	901,392
5.50% 1/1/37	1,120,178	1,163,640
5.50% 5/1/37	1,817,142	1,887,644
5.50% 7/1/37	386,381	401,351
5.50% 8/1/38	923,921	959,716
5.50% 6/1/38	499,999	519,371
5.50% 12/1/38	1,501,739	1,559,920
6.00% 9/1/37	2,562,724	2,682,311
6.00% 8/1/38	2,064,752	2,160,877
6.00% 9/1/38	175,953	184,145
6.00% 10/1/38	636,591	666,227
6.50% 6/1/38	496,660	524,191
6.50% 10/1/37	434,987	459,099
7.00% 6/1/38	145,648	154,265
Freddie Mac S.F 30 yr TBA
4.50% 4/1/38	1,000,000	1,020,625
6.50% 4/1/39	2,500,000	2,635,155
Government National Mortgage Association S.F. 30 yr
5.00% 3/15/35	476,661	495,752
5.00% 8/15/38	247,911	257,569
5.50% 7/15/37	452,227	471,355
5.50% 2/15/38	2,835,727	2,958,905
5.50% 1/15/39	1,000,067	1,042,210
6.00% 5/15/37	901,030	943,504
6.00% 5/15/38	1,134,141	1,186,542
6.00% 7/15/38	178,397	186,640
6.00% 8/15/38	500,000	523,101
6.00% 11/15/38	998,846	1,044,995
6.50% 3/15/38	123,380	129,597
6.50% 9/15/38	747,387	785,047
6.50% 10/15/38	468,069	492,779
Government National Mortgage Association S.F. 30 yr TBA
5.00% 1/1/39	1,600,000	1,659,000
5.50% 4/1/39	750,000	780,469
Total Agency Mortgage-Backed Securities (Cost $94,957,041)		97,620,199
Agency Obligations – 8.58%
Fannie Mae
1.75% 3/23/11	500,000	503,462
2.00% 2/11/11	500,000	501,623
2.00% 3/2/11	100,000	100,295
2.00% 1/9/12	700,000	707,532
2.00% 4/1/11	100,000	100,285
2.375% 5/20/10	750,000	761,575
2.75% 2/5/14	500,000	507,915
3.00% 4/28/10	25,000	25,039
3.00% 1/13/14	200,000	200,106
3.25% 8/12/10	500,000	514,466
4.125% 5/15/10	500,000	515,743
4.625% 10/15/13	800,000	879,355
5.00% 2/16/12	400,000	437,393
5.00% 2/13/17	750,000	822,166
5.00% 5/11/17	500,000	555,750
6.00% 5/15/11	200,000	219,447
6.25% 5/15/29	250,000	313,781
7.125% 1/15/30	150,000	206,741
Federal Farm Credit Bank
3.375% 11/18/11	200,000	202,164
3.50% 10/3/11	300,000	313,269
3.75% 12/6/10	300,000	312,070
3.875% 8/25/11	25,000	26,300
4.10% 5/15/13	25,000	25,088
5.125% 8/25/16	100,000	110,243
Federal Home Loan Bank
1.625% 1/21/11	100,000	100,721
2.375% 4/30/10	500,000	507,455
3.375% 8/13/10	600,000	618,277
3.375% 10/20/10	500,000	516,585
3.375% 2/27/13	250,000	261,007
3.625% 10/18/13	500,000	522,068
4.00% 9/6/13	250,000	266,879
4.875% 5/14/10	300,000	312,897
5.00% 11/17/17	750,000	820,911
5.125% 8/14/13	200,000	222,824
5.375% 8/19/11	350,000	379,118
5.50% 8/13/14	200,000	228,143
5.50% 7/15/36	100,000	114,619
Freddie Mac
1.625% 4/26/11	500,000	501,406
2.00% 2/25/11	100,000	100,279
2.00% 3/16/11	100,000	100,074
2.05% 3/9/11	100,000	100,367
2.50% 3/23/12	250,000	250,515
2.50% 4/8/13	50,000	50,060
2.875% 11/23/10	750,000	769,776
3.60% 5/20/11	25,000	25,084
3.875% 6/29/11	1,000,000	1,051,233
4.125% 7/12/10	1,500,000	1,562,048
4.50% 7/15/13	800,000	873,204
4.75% 11/17/15	500,000	554,440
4.875% 6/13/18	650,000	722,172
5.00% 7/15/14	500,000	561,396
5.00% 4/18/17	75,000	82,054
5.00% 4/30/18	25,000	25,054
6.25% 7/15/32	50,000	63,750
6.75% 3/15/31	200,000	266,772
Tennessee Valley Authority
5.50% 7/18/17	100,000	111,830
5.875% 4/1/36	75,000	84,961
Total Agency Obligations (Cost $20,962,170)		21,589,787
Commercial Mortgage-Backed Securities – 3.03%
Bank of America Commercial Mortgage Securities
•Series 2000-2 A2 7.197% 9/15/32	97,652	97,672
Series 2006-6 A2 5.309% 10/10/45	150,000	129,709
Series 2006-6 A3 5.369% 10/10/45	250,000	193,499
•Series 2007-3 A4 5.837% 6/10/49	200,000	135,561
Series 2007-5 A4 5.492% 2/10/51	25,000	16,152
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR3 A3 4.487% 2/11/41	100,000	86,675
Series 2004-T14 A3 4.80% 1/12/41	106,184	97,843
•Series 2004-T14-A4 5.20% 1/12/41	190,000	159,061
Series 2006-PW13 A4 5.54% 9/11/41	150,000	124,509
•Series 2007-PW16 A4 5.909% 6/11/40	250,000	185,697
•Citigroup Commercial Mortgage Trust Series 2008-C7 A2B 6.299% 12/10/49	200,000	151,481
•◆Commercial Mortgage Pass Through Certificates
Series 2005-C6 A5A 5.116% 6/10/44	250,000	193,154
Series 2006-C7 A3 5.899% 6/10/46	100,000	82,671
•Countrywide Capital Cobalt Series 2007-C2 A3 5.484% 4/15/47	450,000	292,061
Credit Suisse First Boston Mortgage Securities
Series 2001-CK6 A3 6.387% 8/15/36	148,981	147,159
Series 2004-C2 A1 3.819% 5/15/36	145,852	146,081
•Series 2005-C5 A4 5.10% 8/15/38	250,000	192,101
•Credit Suisse Mortgage Capital Certificates
Series 2007-C3 A4 5.912% 6/15/39	225,000	134,970
Series 2008-C1 A3 6.425% 9/15/17	200,000	136,982
General Electric Capital Commercial Mortgage
Series 2000-1 A2 6.496% 1/15/33	112,041	113,062
Series 2007-C1 A4 5.543% 12/10/49	525,000	312,997
GMAC Commercial Mortgage Securities Series 2003-C3 A4 5.023% 4/10/40	150,000	126,787
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A4 4.964% 8/10/38	250,000	220,446
Series 2004-GG2 A6 5.396% 8/10/38	250,000	205,067
Series 2005-GG4 A4 4.761% 7/10/39	245,450	191,325
Greenwich Capital Commercial Funding
•Series 2006-GG7 A4 6.114% 7/10/38	200,000	145,127
Series 2007-GG11 A2 5.597% 12/10/49	245,000	197,417
JPMorgan Chase Commercial Mortgage Securities
Series 2001-C1 A3 5.857% 10/12/35	300,000	296,116
•Series 2004-C2 A3 5.40% 5/15/41	150,000	123,003
•Series 2004-PNC1 A4 5.582% 6/12/41	300,000	245,349
•Series 2005-LDP5 A3 5.373% 12/15/44	200,000	153,392
Series 2006-LDP8 A4 5.399% 5/15/45	100,000	71,515
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2006-C6 A4 5.372% 9/15/39	250,000	179,917
•Series 2007-C6 A4 5.858% 7/15/40	600,000	412,338
•Series 2007-C7 A3 5.866% 9/15/45	25,000	17,512
•Merrill Lynch Mortgage Trust Series 2004-BPC1 A3 4.467% 10/12/41	250,000	209,140
•Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 A2 5.291% 7/12/46	200,000	174,830
Morgan Stanley Capital I
Series 2004-T15 A3 5.03% 6/13/41	250,000	220,779
Series 2005-IQ9 A5 4.70% 7/15/56	500,000	377,404
•Series 2007-HQ12 A4 5.811% 4/12/49	200,000	139,127
•Series 2007-HQ12 A5 5.811% 4/12/49	250,000	161,513
Wachovia Bank Commercial Mortgage Trust
•Series 2003-C8 A4 4.964% 11/15/35	100,000	85,703
Series 2003-C9 A3 4.608% 12/15/35	223,222	218,032
Series 2007-C31A A2 5.421% 4/15/47	250,000	197,229
•Series 2007-C32 A3 5.929% 6/15/49	200,000	127,472
Total Commercial Mortgage-Backed Securities (Cost $8,470,663)		7,625,637
Corporate Bonds – 17.41%
Aerospace & Defense – 0.28%
Boeing 6.125% 2/15/33	50,000	48,354
General Dynamics 4.25% 5/15/13	50,000	51,803
Goodrich 6.125% 3/1/19	100,000	97,174
Honeywell International
3.875% 2/15/14	55,000	55,534
4.25% 3/1/13	50,000	51,566
Lockheed Martin 6.15% 9/1/36	50,000	50,695
Northrop Grumman Systems 7.125% 2/15/11	25,000	26,687
Raytheon 6.40% 12/15/18	50,000	54,660
United Technologies
4.875% 5/1/15	100,000	104,924
5.375% 12/15/17	50,000	51,278
6.125% 7/15/38	100,000	101,872
		694,547
Air Freight & Logistics – 0.08%
FedEx 8.00% 1/15/19	100,000	105,425
United Parcel Service
4.50% 1/15/13	50,000	52,595
6.20% 1/15/38	30,000	30,627
		188,647
Automobiles – 0.11%
Daimlerchrys Finance North America
6.50% 11/15/13	150,000	136,039
7.75% 1/18/11	150,000	147,983
		284,022
Beverages – 0.32%
Anheuser-Busch
4.95% 1/15/14	50,000	48,536
6.00% 4/15/11	50,000	51,498
Bottling Group 6.95% 3/15/14	100,000	113,824
Coca-Cola 5.35% 11/15/17	100,000	107,006
Coca-Cola Enterprises
4.25% 3/1/15	100,000	100,932
8.50% 2/1/12	50,000	55,921
Diageo Capital 5.75% 10/23/17	50,000	51,056
Diageo Finance 5.50% 4/1/13	100,000	103,452
PepsiCo
5.00% 6/1/18	50,000	51,825
7.90% 11/1/18	100,000	123,081
		807,131
Biotechnology – 0.06%
Amgen
4.85% 11/18/14	50,000	51,311
6.40% 2/1/39	50,000	48,222
Genentech 5.25% 7/15/35	50,000	41,922
		141,455
Capital Markets – 2.25%
Bank of New York Mellon
4.95% 11/1/12	100,000	102,152
4.95% 3/15/15	50,000	47,896
Bear Stearns
4.65% 7/2/18	100,000	83,479
5.35% 2/1/12	100,000	99,017
5.70% 11/15/14	50,000	47,577
Credit Suisse USA
5.25% 3/2/11	100,000	101,167
6.50% 1/15/12	50,000	51,117
Deutsche Bank London
4.875% 5/20/13	250,000	245,441
5.375% 10/12/12	25,000	25,377
Goldman Sachs Group
1.625% 7/15/11	100,000	100,129
3.25% 6/15/12	100,000	104,458
5.15% 1/15/14	200,000	182,720
5.35% 1/15/16	150,000	133,123
5.625% 1/15/17	100,000	78,012
5.95% 1/18/18	200,000	181,869
6.125% 2/15/33	50,000	41,760
6.60% 1/15/12	250,000	249,822
6.75% 10/1/37	100,000	67,798
7.50% 2/15/19	125,000	124,942
Janus Capital Group 6.95% 6/15/17	25,000	12,409
KFW
2.00% 1/17/12	200,000	200,468
3.25% 10/14/11	100,000	103,103
3.25% 3/15/13	100,000	101,885
3.75% 6/27/11	300,000	313,193
4.00% 10/15/13	100,000	104,844
4.125% 10/15/14	100,000	105,768
^4.347% 6/29/37	100,000	25,592
4.50% 7/15/18	200,000	209,883
4.875% 1/17/17	100,000	107,806
Korea Development Bank 5.30% 1/17/13	100,000	92,916
Merrill Lynch
4.79% 8/4/10	100,000	90,947
6.05% 5/16/16	100,000	61,418
6.15% 4/25/13	100,000	84,132
6.22% 9/15/26	150,000	74,183
6.875% 4/25/18	250,000	195,828
7.75% 5/14/38	100,000	59,477
Morgan Stanley
1.95% 6/20/12	100,000	99,929
2.90% 12/1/10	100,000	102,693
3.25% 12/1/11	100,000	103,865
4.75% 4/1/14	200,000	163,689
5.30% 3/1/13	250,000	240,598
5.45% 1/9/17	100,000	87,634
5.95% 12/28/17	100,000	90,990
Morgan Stanley Dean Witter 6.75% 4/15/11	250,000	250,309
Oesterreichische Kontrolbank
2.875% 3/15/11	250,000	254,194
4.75% 10/16/12	50,000	53,779
Rentenbank 4.125% 7/15/13	200,000	208,540
		5,667,928
Chemicals – 0.24%
Dow Chemical 7.375% 11/1/29	25,000	16,150
duPont (E.I.) deNemours
5.00% 7/15/13	50,000	51,838
5.25% 12/15/16	25,000	25,143
5.875% 1/15/14	100,000	105,822
Lubrizol 8.875% 2/1/19	50,000	51,506
Monsanto
5.125% 4/15/18	25,000	25,288
5.875% 4/15/38	50,000	48,181
7.375% 8/15/12	50,000	55,395
Praxair 4.625% 3/30/15	101,000	104,967
Rohm & Haas 5.60% 3/15/13	125,000	117,128
		601,418
Commercial Banks – 1.32%
American Express Bank 3.15% 12/2/11	100,000	103,395
Barclays Bank 5.45% 9/12/12	100,000	101,323
BB&T 4.90% 6/30/17	100,000	86,921
Capital One Financial 6.75% 9/15/17	100,000	83,559
Credit Suisse New York
5.00% 5/15/13	100,000	96,717
6.00% 2/15/18	200,000	174,727
Fifth Third Bancorp 8.25% 3/1/38	100,000	61,404
HSBC Bank USA
3.125% 12/16/11	50,000	51,704
4.625% 4/1/14	100,000	93,830
HSBC Holdings
6.50% 5/2/36	100,000	82,773
6.80% 6/1/38	100,000	85,276
KeyBank 5.80% 7/1/14	50,000	41,862
National City Bank 6.20% 12/15/11	100,000	98,305
PNC Bank 6.875% 4/1/18	50,000	48,825
PNC Funding 2.30% 6/22/12	50,000	50,521
Regions Bank
3.25% 12/9/11	50,000	52,068
7.50% 5/15/18	100,000	89,356
Soveriegn Bank 2.75% 1/17/12	100,000	102,027
Suntrust Bank
3.00% 11/16/11	50,000	51,481
5.45% 12/1/17	50,000	42,664
UBS AG 5.75% 4/25/18	200,000	167,571
US Bank 6.375% 8/1/11	250,000	262,698
Wachovia
5.30% 10/15/11	25,000	24,694
5.625% 10/15/16	100,000	77,202
5.75% 2/1/18	100,000	88,735
Wachovia Bank
4.875% 2/1/15	250,000	205,656
5.85% 2/1/37	150,000	109,158
Wells Fargo
2.125% 6/15/12	100,000	100,226
3.00% 12/9/11	50,000	51,728
4.375% 1/31/13	150,000	139,928
4.875% 1/12/11	100,000	98,879
5.625% 12/11/17	150,000	137,090
Wells Fargo Bank 7.55% 6/21/10	250,000	251,900
		3,314,203
Commercial Services & Supplies – 0.23%
Allied Waste North America 6.875% 6/1/17	50,000	45,569
International Lease Finance
5.75% 6/15/11	100,000	64,994
6.625% 11/15/13	150,000	83,156
Pitney Bowes 4.75% 1/15/16	100,000	96,231
Donnelley (R.H.) 11.25% 2/1/19	50,000	43,305
Republic Services 6.75% 8/15/11	100,000	99,020
Waste Management
5.00% 3/15/14	25,000	23,896
7.00% 7/15/28	25,000	22,235
7.375% 3/11/19	100,000	102,172
		580,578
Communications Equipment – 0.14%
Cisco Systems
5.25% 2/22/11	100,000	105,777
5.50% 2/22/16	30,000	31,790
5.90% 2/15/39	100,000	92,189
Motorola 6.00% 11/15/17	50,000	38,836
Rogers Communications
6.80% 8/15/18	50,000	50,060
7.50% 8/15/38	25,000	24,864
		343,516
Computers & Peripherals – 0.23%
Dell 6.50% 4/15/38	50,000	40,200
Hewlett-Packard
4.50% 3/1/13	100,000	102,931
4.75% 6/2/14	100,000	101,208
International Business Machines
4.75% 11/29/12	100,000	106,079
5.70% 9/14/17	200,000	207,520
5.875% 11/29/32	20,000	19,500
		577,438
Construction Materials – 0.04%
CRH America
5.30% 10/15/13	100,000	76,197
8.125% 7/15/18	25,000	19,522
		95,719
Consumer Finance – 0.43%
American Express
6.15% 8/28/17	100,000	83,002
7.00% 3/19/18	100,000	88,355
American Express Credit 5.875% 5/2/13	150,000	131,812
American General Finance
4.875% 7/15/12	100,000	39,906
6.90% 12/15/17	50,000	17,544
HSBC Finance
5.00% 6/30/15	100,000	74,192
5.25% 1/14/11	200,000	171,517
6.375% 11/27/12	200,000	161,614
John Deere Capital
2.875% 6/19/12	50,000	51,319
5.50% 4/13/17	50,000	47,457
5.65% 7/25/11	100,000	103,273
7.00% 3/15/12	25,000	26,638
SLM 4.50% 7/26/10	100,000	75,021
		1,071,650
Diversified Consumer Services – 0.04%
John Hopkins University 5.25% 7/1/19	50,000	49,046
Vanderbilt University 5.25% 4/1/19	50,000	50,445
		99,491
Diversified Financial Services – 2.54%
Allstate Life Global Funding Trusts 5.375% 4/30/13	100,000	96,814
Bank of America
1.70% 12/23/10	100,000	100,699
2.10% 4/30/12	100,000	100,278
2.375% 6/22/12	100,000	100,827
3.125% 6/15/12	150,000	155,300
4.50% 8/1/10	200,000	190,308
4.90% 5/1/13	100,000	89,909
5.30% 3/15/17	50,000	36,796
5.375% 9/11/12	250,000	231,063
5.625% 10/14/16	200,000	169,913
7.25% 10/15/25	30,000	18,755
Boeing Capital 6.50% 2/15/12	50,000	52,766
BP Capital Markets 5.25% 11/7/13	100,000	107,144
Caterpillar Finance Services
4.90% 8/15/13	50,000	47,637
5.05% 12/1/10	50,000	51,010
CIT Group
5.80% 7/25/11	100,000	72,150
7.625% 11/30/12	150,000	110,486
Citigroup
2.125% 4/30/12	150,000	150,617
2.875% 12/9/11	100,000	102,917
4.625% 8/3/10	200,000	187,684
5.00% 9/15/14	50,000	33,181
5.125% 2/14/11	100,000	91,861
5.50% 4/11/13	300,000	267,419
5.50% 2/15/17	50,000	31,454
5.85% 8/2/16	100,000	80,413
6.00% 8/15/17	100,000	86,439
6.125% 5/15/18	125,000	108,072
6.875% 3/5/38	150,000	131,150
Citigroup Funding 2.00% 3/30/12	100,000	100,137
ConocoPhillips Canada Funding I 5.625% 10/15/16	100,000	103,717
General Electric Capital
1.625% 1/7/11	100,000	100,611
1.80% 3/11/11	100,000	100,314
2.20% 6/8/12	100,000	100,723
3.00% 12/9/11	100,000	103,030
4.80% 5/1/13	100,000	93,802
5.25% 10/19/12	200,000	192,696
5.625% 5/1/18	250,000	217,751
5.875% 2/15/12	200,000	198,664
5.875% 1/14/38	200,000	143,262
6.125% 2/22/11	200,000	202,290
6.75% 3/15/32	30,000	24,390
6.875% 1/10/39	100,000	81,785
JPMorgan Chase
2.20% 6/15/12	200,000	201,735
2.625% 12/1/10	100,000	102,209
3.125% 12/1/11	100,000	103,674
4.75% 5/1/13	100,000	97,020
5.375% 10/1/12	100,000	100,271
5.60% 6/1/11	100,000	101,020
6.00% 10/1/17	100,000	93,890
6.00% 1/15/18	150,000	151,769
6.40% 5/15/38	100,000	98,371
6.625% 3/15/12	100,000	97,738
6.75% 2/1/11	100,000	101,983
JPMorgan Chase Capital XX 6.55% 9/29/36	200,000	128,710
National Rural Utilities Cooperative Finance
5.45% 2/1/18	25,000	22,892
8.00% 3/1/32	100,000	92,667
Textron Financial 4.60% 5/3/10	100,000	80,038
Unilever Capital 7.125% 11/1/10	50,000	53,770
		6,393,991
Diversified Telecommunications Services – 1.17%
AT&T
4.95% 1/15/13	150,000	152,298
5.10% 9/15/14	50,000	50,227
6.30% 1/15/38	100,000	88,081
6.40% 5/15/38	50,000	44,622
6.55% 2/15/39	50,000	45,489
9.05% 11/15/11	100,000	107,515
9.75% 11/15/31	160,000	174,262
Bellsouth 6.875% 10/15/31	100,000	95,384
British Telecommunications
5.15% 1/15/13	100,000	92,889
9.125% 12/15/30	100,000	91,093
Constellation Energy 4.55% 6/15/15	25,000	20,566
Deutsche Telekom International Finance
5.25% 7/22/13	200,000	199,581
8.75% 6/15/30	100,000	107,096
Embarq
7.082% 6/1/16	125,000	112,652
7.995% 6/1/36	50,000	37,585
France Telecom 7.75% 3/1/11	100,000	107,147
Koninklijke KPN 8.00% 10/1/10	100,000	103,492
Qwest 7.50% 6/15/23	100,000	76,000
SBC Communications 5.625% 6/15/16	100,000	100,366
Telecom Italia Capital
5.25% 11/15/13	100,000	89,893
5.25% 10/1/15	100,000	84,427
Telefonica Emisiones
6.421% 6/20/16	175,000	181,198
7.045% 6/20/36	75,000	77,301
Verizon Communications
5.50% 2/15/18	150,000	143,094
6.90% 4/15/38	150,000	145,521
Verizon Global Funding
7.25% 12/1/10	100,000	105,690
7.375% 9/1/12	200,000	216,323
7.75% 12/1/30	100,000	102,155
		2,951,947
Electric Utilities – 1.39%
Appalachian Power 5.00% 3/1/17	100,000	87,088
Atlantic City Electric 7.75% 11/15/18	15,000	16,824
Carolina Power & Light 6.30% 4/1/38	50,000	51,734
Cincinnati Gas & Electric 5.70% 9/15/12	50,000	51,090
Columbus Southern Power 5.50% 3/1/13	50,000	50,605
Commonwealth Edison 6.45% 1/15/38	100,000	88,251
Consolidated Edison
6.30% 8/15/37	20,000	18,595
6.75% 4/1/38	25,000	24,548
7.125% 12/1/18	100,000	106,554
Duke Energy
5.45% 4/1/19	50,000	50,533
5.65% 6/15/13	100,000	102,606
6.45% 4/1/39	30,000	30,829
Entergy Texas 7.125% 2/1/19	455,000	445,588
Exelon 4.90% 6/15/15	50,000	42,508
FirstEnergy
6.45% 11/15/11	50,000	50,075
7.375% 11/15/31	50,000	40,788
Florida Power & Light 5.95% 2/1/38	100,000	101,446
FPL Group Capital 5.625% 9/1/11	25,000	26,585
Georgia Power 5.25% 12/15/15	25,000	25,477
Hydro Quebec
6.30% 5/11/11	100,000	107,567
8.05% 7/7/24	50,000	65,222
MidAmerican Energy
5.30% 3/15/18	100,000	97,489
5.75% 11/1/35	25,000	22,224
MidAmerican Energy Holdings
5.875% 10/1/12	100,000	103,899
5.95% 5/15/37	25,000	21,667
6.125% 4/1/36	50,000	44,478
6.50% 9/15/37	50,000	46,381
National Grid 6.30% 8/1/16	100,000	97,358
Nevada Power 6.50% 8/1/18	50,000	47,936
Northern States Power 5.25% 3/1/18	50,000	51,028
Oncor Electric Delivery
6.375% 5/1/12	75,000	74,219
7.00% 5/1/32	50,000	45,033
Ontario Electricity Financial 7.45% 3/31/13	100,000	114,785
Pacific Gas & Electric
6.05% 3/1/34	50,000	49,082
6.25% 12/1/13	100,000	107,047
Pacificorp 6.35% 7/15/38	25,000	25,689
PPL Energy Supply 6.50% 5/1/18	25,000	22,006
Progress Energy
7.10% 3/1/11	125,000	129,644
7.75% 3/1/31	50,000	50,284
Public Service Electric & Gas 5.375% 9/1/13	50,000	51,826
South Carolina Electric & Gas 6.05% 1/15/38	25,000	24,845
Southern 5.30% 1/15/12	100,000	104,316
Southern California Edison
5.75% 3/15/14	100,000	108,239
5.95% 2/1/38	25,000	24,844
Union Electric
6.70% 2/1/19	50,000	47,710
8.45% 3/15/39	80,000	80,913
Virginia Electric & Power
4.75% 3/1/13	50,000	50,526
6.00% 5/15/37	25,000	24,031
8.875% 11/15/38	100,000	122,620
Wisconsin Electric Power 6.00% 4/1/14	100,000	108,723
		3,483,355
Electrical Equipment – 0.02%
Cooper 5.25% 11/15/12	25,000	25,745
Emerson Electric 5.25% 10/15/18	25,000	26,017
		51,762
Electronic Equipment & Components – 0.01%
Tyco Electronics Group 7.125% 10/1/37	25,000	16,044
		16,044
Energy Equipment & Services – 0.11%
Baker Hughes 6.50% 11/15/13	50,000	54,876
Halliburton 5.90% 9/15/18	50,000	51,587
Transocean
6.00% 3/15/18	25,000	23,593
6.80% 3/15/38	50,000	44,055
Weatherford International
6.00% 3/15/18	50,000	40,870
7.00% 3/15/38	25,000	18,221
9.875% 3/1/39	50,000	49,283
		282,485
Food & Staples Retailing – 0.34%
Costco Wholesale 5.50% 3/15/17	50,000	52,801
CVS Caremark
5.75% 6/1/17	50,000	48,836
6.25% 6/1/27	30,000	27,718
Delhaize America 9.00% 4/15/31	25,000	26,637
Delhaize Group 5.875% 2/1/14	45,000	45,033
Kroger 5.00% 4/15/13	100,000	100,451
Safeway 6.35% 8/15/17	50,000	51,324
Walgreen 4.875% 8/1/13	50,000	53,036
Wal-Mart Stores
4.125% 2/15/11	100,000	104,504
4.55% 5/1/13	100,000	106,305
6.50% 8/15/37	125,000	130,394
7.55% 2/15/30	100,000	118,381
		865,420
Food Products – 0.45%
Archer Daniels-Midland
6.45% 1/15/38	100,000	100,053
7.00% 2/1/31	50,000	53,221
Campbell Soup 4.50% 2/15/19	35,000	34,955
ConAgra Foods 8.25% 9/15/30	100,000	107,207
General Mills
5.65% 9/10/12	50,000	52,860
5.65% 2/15/19	100,000	101,997
Heinz (H.J.) 5.35% 7/15/13	100,000	103,251
Kellogg
4.25% 3/6/13	50,000	50,741
6.60% 4/1/11	100,000	107,029
Kraft Foods
6.125% 2/1/18	50,000	50,198
6.25% 6/1/12	275,000	290,369
6.875% 2/1/38	50,000	49,254
Sara Lee 6.125% 11/1/32	25,000	21,114
		1,122,249
Gas Utilities – 0.01%
Panhandle Eastern Pipeline 6.20% 11/1/17	50,000	42,925
		42,925
Health Care Equipment & Supplies – 0.06%
Baxter International
4.625% 3/15/15	50,000	50,905
6.25% 12/1/37	50,000	51,730
Covidien International Finance 6.00% 10/15/17	25,000	25,398
Hospira 6.05% 3/30/17	25,000	22,346
		150,379
Health Care Providers & Services – 0.20%
Aetna 6.00% 6/15/16	50,000	48,556
Cardinal Health 5.50% 6/15/13	50,000	48,262
CIGNA 7.875% 5/15/27	25,000	20,019
Medco Health Solutions
7.125% 3/15/18	25,000	24,852
7.25% 8/15/13	50,000	51,870
United Health Group
5.25% 3/15/11	100,000	100,903
6.50% 6/15/37	50,000	41,668
WellPoint
5.25% 1/15/16	100,000	91,372
5.85% 1/15/36	25,000	20,274
5.875% 6/15/17	50,000	47,078
		494,854
Hotels, Restaurants & Leisure – 0.11%
Mc Donald's
4.30% 3/1/13	50,000	52,066
5.80% 10/15/17	100,000	107,695
6.30% 3/1/38	50,000	51,659
Yum! Brands 8.875% 4/15/11	50,000	53,369
		264,789
Household Durables – 0.03%
Fortune Brands 5.375% 1/15/16	50,000	43,200
Whirlpool 5.50% 3/1/13	50,000	41,195
		84,395
Household Products – 0.15%
Clorox 5.00% 3/1/13	50,000	50,729
Kimberly-Clark 6.125% 8/1/17	100,000	107,825
Procter & Gamble
4.60% 1/15/14	100,000	105,945
4.85% 12/15/15	50,000	54,636
5.55% 3/5/37	50,000	51,109
		370,244
Independent Power Producers & Energy Traders – 0.01%
Exelon Generation 6.20% 10/1/17	25,000	22,390
		22,390
Industrial Conglomerates – 0.13%
3M
4.375% 8/15/13	25,000	26,354
6.375% 2/15/28	25,000	27,418
General Electric
5.00% 2/1/13	50,000	50,049
5.25% 12/6/17	125,000	115,798
Philips Electronics 6.875% 3/11/38	50,000	48,653
Textron Financial 5.40% 4/28/13	25,000	15,285
Tyco International Finance 6.00% 11/15/13	50,000	47,089
		330,646
Insurance – 0.48%
Ace INA Holdings 5.70% 2/15/17	50,000	45,384
Allstate 5.00% 8/15/14	75,000	67,381
American International Group
4.25% 5/15/13	70,000	28,323
5.85% 1/16/18	100,000	39,201
#American International Group 144A 8.25% 8/15/18	50,000	21,419
AXA 8.60% 12/15/30	100,000	70,655
Berkshire Hathaway Finance
4.60% 5/15/13	100,000	101,476
5.40% 5/15/18	50,000	49,753
Chubb 5.75% 5/15/18	100,000	98,915
Hartford Financial Services Group 6.30% 3/15/18	100,000	57,257
Marsh & McLennan 5.375% 7/15/14	100,000	88,275
MetLife
5.00% 6/15/15	100,000	82,382
5.70% 6/15/35	50,000	34,637
Principal Life Income Funding Trusts 5.30% 4/24/13	150,000	137,924
Prudential Financial
5.10% 9/20/14	100,000	74,960
5.70% 12/14/36	50,000	24,072
St .Paul Traveler 6.75% 6/20/36	100,000	96,852
Travelers 6.25% 6/15/37	100,000	91,785
		1,210,651
IT Services – 0.03%
#Computer Sciences 144A 6.50% 3/15/18	50,000	47,481
Electronic Data Systems 7.45% 10/15/29	25,000	27,236
		74,717
Machinery – 0.11%
Caterpillar
6.05% 8/15/36	50,000	43,029
7.90% 12/15/18	100,000	103,642
Danaher 5.625% 1/15/18	100,000	102,851
Dover 6.60% 3/15/38	25,000	27,066
		276,588
Media – 0.74%
AOL Time Warner 7.625% 4/15/31	125,000	111,970
CBS 5.625% 8/15/12	50,000	43,041
Comcast
5.50% 3/15/11	50,000	50,742
5.90% 3/15/16	150,000	145,096
6.50% 1/15/17	100,000	99,141
6.95% 8/15/37	250,000	233,491
COX Communications 7.125% 10/1/12	100,000	99,624
Disney (Walt) 6.00% 7/17/17	150,000	159,414
News America
5.30% 12/15/14	125,000	117,639
6.15% 3/1/37	30,000	21,934
6.65% 11/15/37	50,000	37,567
Thomson Reuters 6.50% 7/15/18	50,000	46,657
Time Warner
5.875% 11/15/16	50,000	47,392
6.875% 5/1/12	100,000	101,850
7.70% 5/1/32	30,000	27,045
Time Warner Cable
5.85% 5/1/17	100,000	89,789
6.20% 7/1/13	50,000	48,719
6.55% 5/1/37	50,000	42,202
7.30% 7/1/38	50,000	45,306
8.25% 2/14/14	100,000	104,634
Viacom
5.75% 4/30/11	50,000	48,731
6.625% 5/15/11	50,000	48,154
6.875% 4/30/36	50,000	36,572
7.875% 7/30/30	100,000	62,920
		1,869,630
Metals & Mining – 0.35%
Alcan 6.125% 12/15/33	50,000	33,627
Alcoa 6.00% 7/15/13	100,000	79,888
ArcelorMittal
5.375% 6/1/13	50,000	38,845
6.125% 6/1/18	50,000	36,230
Barrick Gold North Finance 7.50% 9/15/38	25,000	24,015
BHP Billiton Finance
4.80% 4/15/13	50,000	48,856
5.40% 3/29/17	100,000	95,857
6.50% 4/1/19	50,000	50,749
Freeport McMoRan Copper & Gold 8.375% 4/1/17	75,000	70,224
Nucor 5.75% 12/1/17	50,000	50,114
Rio Tinto Finance
5.875% 7/15/13	100,000	89,754
6.50% 7/15/18	50,000	43,831
7.125% 7/15/28	25,000	20,574
Vale Overseas
6.25% 1/11/16	100,000	101,475
@6.875% 11/21/36	100,000	86,854
		870,893
Multi-Uilities – 0.11%
CenterPoint Energy Resources 7.875% 4/1/13	50,000	51,235
Dominion Resources 5.95% 6/15/35	25,000	21,221
DTE Energy 6.35% 6/1/16	50,000	43,319
KeySpan 8.00% 11/15/30	25,000	23,663
Nisource Finance
5.40% 7/15/14	50,000	40,064
5.45% 9/15/20	25,000	18,354
Sempra Energy
6.00% 2/1/13	50,000	50,843
6.15% 6/15/18	25,000	23,555
		272,254
Multiline Retail – 0.11%
Kohl's 6.25% 12/15/17	50,000	46,006
Macy's Retail Holdings 5.35% 3/15/12	50,000	39,273
Target
5.125% 1/15/13	100,000	104,249
6.00% 1/15/18	50,000	50,303
7.00% 1/15/38	50,000	46,976
		286,807
Office Electronics – 0.05%
Xerox
5.50% 5/15/12	100,000	86,666
6.35% 5/15/18	50,000	37,309
		123,975
Oil, Gas & Consumable Fuels – 1.23%
Anadarko Petroleum
5.95% 9/15/16	100,000	86,252
6.45% 9/15/36	50,000	35,038
Apache
5.25% 4/15/13	25,000	25,913
6.00% 1/15/37	50,000	48,388
Burlington Resources Finance 7.20% 8/15/31	100,000	99,822
Canadian Natural Resources
5.45% 10/1/12	50,000	47,852
6.25% 3/15/38	50,000	38,622
Chevron 3.45% 3/3/12	150,000	154,073
Conoco Funding 6.35% 10/15/11	50,000	54,132
ConocoPhillips
4.75% 2/1/14	100,000	104,127
5.90% 5/15/38	50,000	44,640
6.50% 2/1/39	30,000	29,359
Consolidated Natural Gas 5.00% 12/1/14	50,000	48,316
Devon Energy 5.625% 1/15/14	100,000	101,537
Devon Financing 7.875% 9/30/31	25,000	25,613
Enbridge Energy Partners 9.875% 3/1/19	50,000	51,629
EnCana
5.90% 12/1/17	50,000	47,270
6.625% 8/15/37	50,000	43,652
7.20% 11/1/31	50,000	44,448
Energy Transfer Partners 6.70% 7/1/18	100,000	90,663
Enterprise Products Operating
6.375% 2/1/13	50,000	48,272
7.50% 2/1/11	50,000	50,844
EOG Resources 6.875% 10/1/18	25,000	27,015
Hess 6.65% 8/15/11	50,000	51,031
Kinder Morgan Energy Partners
5.00% 12/15/13	150,000	141,779
5.80% 3/15/35	50,000	37,203
5.95% 2/15/18	50,000	45,599
6.75% 3/15/11	50,000	51,011
Marathon Oil 6.60% 10/1/37	100,000	79,776
#Nabors Industries 144A 9.25% 2/15/19	50,000	47,485
Nexen 6.40% 5/15/37	50,000	35,556
Nobel Holding International 7.375% 3/15/14	50,000	51,478
Occidental Petroleum 7.00% 11/1/13	50,000	55,880
Ocean Energy 7.25% 10/1/11	50,000	52,901
ONEOK 6.00% 6/15/35	25,000	17,133
ONEOK Partners 6.15% 10/1/16	50,000	44,573
Pemex Project Funding Master Trust 6.625% 6/15/35	50,000	35,813
Petrobras International Finance 5.875% 3/1/18	100,000	93,527
Petro-Canada 9.25% 10/15/21	50,000	51,261
#Petroleos Mexicanos 144A 8.00% 5/3/19	100,000	98,000
Plains All American Pipeline 6.65% 1/15/37	25,000	18,167
Shell International Finance
4.95% 3/22/12	25,000	26,336
6.375% 12/15/38	100,000	105,662
#Southern Natural Gas 144A 5.90% 4/1/17	25,000	21,913
Spectra Energy Capital 7.50% 9/15/38	50,000	43,314
Statoi Hydro 7.15% 1/15/29	25,000	26,661
Suncor Energy
6.10% 6/1/18	50,000	42,714
7.15% 2/1/32	25,000	19,660
Teppco Partners 5.90% 4/15/13	50,000	46,512
TransCanada Pipelines
4.875% 1/15/15	50,000	46,676
7.25% 8/15/38	100,000	93,735
Valero Energy
4.75% 6/15/13	25,000	22,797
6.625% 6/15/37	25,000	17,717
Williams 8.75% 3/15/32	100,000	90,960
XTO Energy
6.50% 12/15/18	50,000	49,763
6.75% 8/1/37	50,000	45,641
7.50% 4/15/12	50,000	52,402
		3,108,113
Paper & Forest Products – 0.02%
International Paper 7.40% 6/15/14	50,000	41,289
Weyerhaeuser 6.95% 10/1/27	25,000	16,305
		57,594
Pharmaceuticals – 0.54%
Abbott Labs
5.125% 4/1/19	100,000	100,768
5.60% 5/15/11	50,000	53,639
5.875% 5/15/16	100,000	107,401
AstraZeneca
5.40% 9/15/12	50,000	53,308
5.90% 9/15/17	100,000	106,060
6.45% 9/15/37	50,000	52,036
Bristol-Myers Squibb
5.45% 5/1/18	50,000	51,385
6.125% 5/1/38	50,000	50,065
GlaxoSmithKline Capital
4.85% 5/15/13	50,000	52,068
5.65% 5/15/18	100,000	102,753
6.375% 5/15/38	50,000	50,661
Johnson & Johnson
5.15% 7/15/18	50,000	54,359
5.85% 7/15/38	25,000	26,170
Lilly (Eli)
5.20% 3/15/17	40,000	41,345
5.50% 3/15/27	100,000	95,643
Merck 6.40% 3/1/28	50,000	51,704
Pfizer 4.50% 2/15/14	50,000	52,206
Schering-Plough 6.00% 9/15/17	50,000	51,632
Wyeth
5.25% 3/15/13	50,000	52,104
5.50% 2/15/16	50,000	50,926
6.00% 2/15/36	100,000	93,618
		1,349,851
Real Estate Investment Trusts – 0.16%
Duke Reality 5.625% 8/15/11	50,000	42,029
ERP Operating 5.125% 3/15/16	100,000	79,015
HCP 5.65% 12/15/13	50,000	37,673
Health Care REIT 6.20% 6/1/16	50,000	38,666
Liberty Property 6.625% 10/1/17	50,000	34,108
Nationwide Health Properties 6.50% 7/15/11	50,000	45,655
Prologis 5.625% 11/15/15	25,000	12,758
Simon Property Group
5.25% 12/1/16	50,000	37,298
5.30% 5/30/13	50,000	40,862
5.625% 8/15/14	50,000	40,143
		408,207
Road & Rail – 0.29%
Burlington North Santa Fe
5.65% 5/1/17	50,000	49,282
6.15% 5/1/37	25,000	23,018
Canadian National Railway
5.85% 11/15/17	50,000	51,736
6.25% 8/1/34	100,000	99,423
CSX
6.15% 5/1/37	20,000	14,177
6.25% 4/1/15	75,000	68,262
7.375% 2/1/19	100,000	92,801
Norfolk Southern
7.70% 5/15/17	40,000	44,686
7.80% 5/15/27	100,000	105,019
Union Pacific
6.125% 2/15/20	100,000	97,526
6.15% 5/1/37	25,000	23,433
6.50% 4/15/12	50,000	52,096
		721,459
Software & Services – 0.09%
Oracle
5.00% 1/15/11	100,000	104,884
5.75% 4/15/18	125,000	130,682
		235,566
Specialty Retail – 0.11%
Home Depot
4.625% 8/15/10	50,000	50,118
5.40% 3/1/16	50,000	45,008
5.875% 12/16/36	50,000	35,508
Lowe’s 5.60% 9/15/12	50,000	52,766
Staples 9.75% 2/15/14	100,000	104,785
		288,185
Tobacco – 0.20%
Altria Group
8.50% 11/10/13	100,000	108,559
9.70% 11/10/18	50,000	54,511
10.20% 2/6/39	100,000	102,396
Philip Morris International
4.875% 5/16/13	100,000	101,185
5.65% 5/16/18	50,000	49,768
6.375% 5/16/38	50,000	48,579
Reynolds American 7.25% 6/1/13	50,000	47,747
		512,745
Wireless Telecommunication Services – 0.29%
America Movil 6.375% 3/1/35	25,000	20,207
AT&T Wireless
7.875% 3/1/11	150,000	160,347
8.125% 5/1/12	50,000	54,548
8.75% 3/1/31	25,000	27,486
#Verizon Wireless Capital 144A
5.25% 2/1/12	100,000	101,407
8.50% 11/15/18	100,000	114,425
Vodafone Group
5.00% 12/16/13	150,000	152,166
5.625% 2/27/17	100,000	99,265
		729,851
Total Corporate Bonds (Cost $44,767,827)		43,792,704
Municipal Bonds– 0.09%
Chicago, Illinois Transit Authority Tax Receipts Revenue Series A 6.899% 12/1/40	100,000	100,256
Illinois State Taxable Pension
4.95% 6/1/23	100,000	91,947
5.10% 6/1/33	50,000	43,638
Total Municipal Bonds (Cost $234,362)		235,841
Non-Agency Asset-Backed Securities– 0.16%
Capital Auto Receivables Asset Trust Series 2008-2 A3A 4.68% 10/15/12	25,000	23,884
Chase Issuance Trust Series 2007-A17 A 5.12% 10/15/14	100,000	100,622
Citibank Credit Card Issuance Trust
Series 2004-A8 A8 4.90% 12/12/16	25,000	23,795
Series 2005-A7 A7 4.75% 10/22/12	100,000	100,757
Ford Credit Auto Owner Trust Series 2008-B A4A 4.95% 3/15/13	50,000	46,312
USAA Auto Owner Trust Series 2008-2 A4 5.16% 11/15/13	100,000	100,730
Total Non-Agency Asset-Backed Securities (Cost $395,387)		396,100
Regional Authorities – 0.37%
Canada – 0.37%
British Columbia Province 6.50% 1/15/26	100,000	123,443
Manitoba of Province 5.00% 2/15/12	100,000	106,577
Nova Scotia Province 5.125% 1/26/17	50,000	53,529
Ontario Province
2.75% 2/22/11	150,000	153,520
4.95% 6/1/12	75,000	79,836
4.95% 11/28/16	100,000	107,151
Quebec Province
4.625% 5/14/18	100,000	99,584
4.875% 5/5/14	100,000	107,063
7.50% 9/15/29	75,000	96,953
Total Regional Authorities (Cost $909,587)		927,656
Sovereign Agencies– 0.13%
Canada – 0.04%
Export Development Canada 3.50% 5/16/13	100,000	105,160
		105,160
Japan – 0.09%
Japan Bank for International Cooperation 4.25% 6/18/13	200,000	209,360
		209,360
Total Sovereign Agencies (Cost $307,178)		314,520
Sovereign Debt – 1.07%
Brazil – 0.29%
Republic of Brazil
8.25% 1/20/34	150,000	167,250
8.875% 10/14/19	200,000	236,001
8.875% 4/15/24	100,000	115,750
10.125% 5/15/27	25,000	32,125
10.25% 6/17/13	150,000	181,125
		732,251
Chile – 0.04%
Chile Government 5.50% 1/15/13	100,000	107,500
		107,500
Israel – 0.07%
Israel Government
5.125% 3/1/14	100,000	108,618
5.125% 3/26/19	75,000	75,671
		184,289
Italy – 0.21%
Republic of Italy
3.50% 7/15/11	100,000	101,492
5.25% 9/20/16	200,000	207,352
5.625% 6/15/12	100,000	106,209
6.875% 9/27/23	100,000	114,307
		529,360
Mexico – 0.19%
Mexican Government
5.625% 1/15/17	250,000	245,750
6.05% 1/11/40	75,000	64,500
6.375% 1/16/13	100,000	106,000
8.30% 8/15/31	50,000	55,675
		471,925
Norway – 0.02%
Eksportfinans 5.50% 5/25/16	50,000	52,832
		52,832
Peru – 0.07%
Republic of Peru
6.55% 3/14/37	50,000	45,000
7.125% 3/30/19	25,000	25,369
8.375% 5/3/16	100,000	111,550
		181,919
Poland – 0.02%
Republic of Poland 6.25% 7/3/12	50,000	52,750
		52,750
Republic of Korea – 0.06%
Export-Import Bank of Korea 5.50% 10/17/12	100,000	95,868
Republic of Korea 4.875% 9/22/14	50,000	49,169
		145,037
South Africa – 0.04%
South Africa Government 5.875% 5/30/22	100,000	90,250
		90,250
Sweden – 0.06%
Swedish Export Credit
4.00% 6/15/10	100,000	102,377
5.125% 3/1/17	50,000	52,022
		154,399
Total Sovereign Debt (Cost $2,691,613)		2,702,512
Supranational Banks– 1.07%
African Development Bank 1.875% 1/23/12	100,000	99,706
Asia Development Bank
3.00% 2/15/11	200,000	205,420
4.25% 10/20/14	100,000	107,385
European Bank for Reconstruction & Development 3.625% 6/17/13	100,000	103,638
European Investment Bank
2.00% 2/10/12	200,000	200,500
3.125% 7/15/11	500,000	516,647
4.125% 9/15/10	200,000	207,903
4.25% 7/15/13	250,000	263,359
4.875% 1/17/17	200,000	211,039
Inter-American Development Bank
4.25% 9/14/15	75,000	78,903
4.375% 9/20/12	100,000	106,097
5.125% 9/13/16	100,000	108,627
International Bank for Reconstruction & Development
3.50% 10/8/13	100,000	104,012
4.75% 2/15/35	50,000	49,455
5.00% 4/1/16	100,000	108,952
International Finance 3.50% 5/15/13	100,000	103,250
Nordic Investment Bank 3.625% 6/17/13	100,000	103,438
Total Supranational Banks (Cost $2,639,090)		2,678,331
U.S. Treasury Obligations – 28.05%
U.S. Treasury Bonds
4.375% 2/15/38	1,000,000	1,136,251
4.50% 2/15/36	650,000	749,126
4.50% 5/15/38	300,000	350,344
4.75% 2/15/37	350,000	419,453
5.00% 5/15/37	300,000	373,313
5.25% 11/15/28	175,000	215,305
5.25% 2/15/29	325,000	400,309
5.375% 2/15/31	300,000	378,328
5.50% 8/15/28	950,000	1,199,227
6.125% 8/15/29	400,000	544,625
6.25% 8/15/23	600,000	789,563
6.25% 5/15/30	500,000	694,063
6.625% 2/15/27	550,000	774,727
6.75% 8/15/26	200,000	284,563
7.25% 8/15/22	300,000	423,844
7.125% 2/15/23	500,000	703,282
7.875% 2/15/21	150,000	217,570
8.00% 11/15/21	500,000	740,000
8.125% 5/15/21	500,000	741,094
8.125% 8/15/21	200,000	297,344
8.50% 2/15/20	150,000	224,016
8.75% 8/15/20	500,000	762,969
U.S. Treasury Notes
0.875% 12/31/10	4,000,000	4,008,595
0.875% 1/31/11	1,250,000	1,253,129
0.875% 2/28/11	1,500,000	1,503,335
0.875% 3/31/11	500,000	500,821
1.125% 1/15/12	500,000	500,469
1.25% 11/30/10	1,500,000	1,512,604
1.50% 10/31/10	2,500,000	2,530,567
1.50% 12/31/13	1,000,000	997,813
1.75% 1/31/14	1,000,000	1,007,113
1.75% 3/31/14	2,000,000	2,007,501
1.875% 2/28/14	1,250,000	1,264,066
2.00% 11/30/13	1,600,000	1,633,500
2.125% 4/30/10	2,000,000	2,033,829
2.375% 8/31/10	1,000,000	1,024,805
2.375% 3/31/16	1,000,000	1,001,797
2.625% 5/31/10	500,000	511,817
2.75% 7/31/10	1,000,000	1,028,555
2.75% 2/28/13	1,000,000	1,054,063
2.75% 10/31/13	250,000	263,750
2.75% 2/15/19	250,000	251,446
2.875% 6/30/10	1,000,000	1,028,204
3.125% 9/30/13	1,500,000	1,606,876
3.375% 7/31/13	2,000,000	2,164,375
3.50% 5/31/13	950,000	1,030,528
3.50% 2/15/18	1,000,000	1,073,438
3.75% 11/15/18	630,000	686,948
3.875% 2/15/13	800,000	876,626
3.875% 5/15/18	500,000	551,719
4.00% 11/15/12	500,000	548,282
4.00% 8/15/18	1,000,000	1,111,563
4.125% 5/15/15	1,250,000	1,412,208
4.25% 9/30/12	500,000	550,508
4.25% 8/15/14	1,400,000	1,585,062
4.25% 8/15/15	500,000	569,844
4.25% 11/15/17	500,000	567,344
4.50% 5/15/10	600,000	626,414
4.50% 9/30/11	500,000	543,751
4.50% 11/30/11	250,000	273,086
4.50% 3/31/12	500,000	549,297
4.50% 4/30/12	1,000,000	1,099,688
4.50% 5/15/17	350,000	403,074
4.625% 12/31/11	1,000,000	1,098,047
4.625% 7/31/12	100,000	110,961
4.625% 11/15/16	500,000	580,001
4.625% 2/15/17	500,000	581,094
4.75% 5/15/14	500,000	577,501
4.75% 8/15/17	500,000	585,001
4.875% 2/15/12	500,000	554,063
4.875% 6/30/12	500,000	557,969
4.875% 8/15/16	1,000,000	1,176,954
5.00% 8/15/11	500,000	549,688
5.125% 6/30/11	2,200,000	2,412,781
5.125% 5/15/16	500,000	596,641
7.25% 5/15/16	500,000	659,102
7.50% 11/15/16	300,000	402,867
8.125% 8/15/19	500,000	725,157
8.75% 5/15/17	300,000	432,844
8.875% 8/15/17	250,000	364,844
8.875% 2/15/19	250,000	377,266
9.25% 2/15/16	200,000	287,891
9.125% 5/15/18	250,000	378,418
11.25% 2/15/15	250,000	377,285
Total U.S. Treasury Obligations (Cost $68,691,118)		70,554,101

	Number of
	Shares
Preferred Stock– 0.03%
Royal Bank Scotland 5.00% 10/1/14	100,000	63,210
Total Preferred Stock (Cost $86,026)		63,210
Short-Term Investment – 6.30%
Money Market Mutual Fund – 6.30%
Dreyfus Treasury & Agency Cash Management Fund	15,846,715	15,846,715
Total Short-Term Investment (Cost $15,846,715)		15,846,715
Total Value of Securities – 105.11%
(Cost $260,958,777)		264,347,313
Liabilities Net of Receivables and Other Assets (See Notes) – (5.11%)		(12,855,129)
Net Assets Applicable to 24,504,073 Shares Outstanding – 100.00%		$251,492,184
•Variable rate security. The rate shown is the rate as of March 31, 2009.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^Zero coupon security.  The rate shown is the yield at the time of purchase.
@Illiquid security. At March 31, 2009, the aggregate amount of illiquid securities was $86,854, which represented 0.03% of the Fund's net assets. See Note 3 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2009, the aggregate amount of Rule 144A securities was $452,130, which represented 0.18% of the Fund's net assets. See Note 3 in "Notes."

Summary of abbreviations:
 ARM – Adjustable Rate Mortgage
REIT – Real Estate Investment Trust
S.F. – Single Family
TBA – To Be Announced
yr – Year

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Bond Index Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund value its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.  The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets.  Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series.  Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$261,013,502
Aggregate unrealized appreciation	6,159,464
Aggregate unrealized depreciation	(2,825,653)
Net unrealized appreciation	$3,333,811

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$86,400,816
Level 2	177,737,137
Level 3	209,360
Total	$264,347,313

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/2008	$105,222
Net change in unrealized
appreciation/depreciation	(1,862)
Net purchases, sales, and settlements	106,000
Balance as of 3/31/09	$209,360

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/09	$(1,862)

3. Credit and Market Risk
The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in markets perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 , as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of March 31, 2009, there were no Section 4(2), Securities.  Rule 144A and Illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA Large Cap 100 Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.89%
Aerospace & Defense – 0.95%
General Dynamics	11,700	$486,603
		486,603
Automobiles – 0.97%
Harley-Davidson	37,007	495,524
		495,524
Beverages – 0.98%
†Dr Pepper Snapple Group	29,500	498,845
		498,845
Capital Markets – 1.03%
Invesco	38,100	528,066
		528,066
Chemicals – 2.95%
Dow Chemical	59,872	504,721
duPont (E.I.) deNemours	22,666	506,131
PPG Industries	13,473	497,154
		1,508,006
Commercial Banks – 5.19%
BB&T	30,502	516,094
M&T Bank	11,300	511,212
PNC Financial Services Group	18,600	544,794
Regions Financial	127,444	542,911
SunTrust Banks	45,757	537,187
		2,652,198
Communications Equipment – 2.01%
Corning	38,600	512,222
Harris	17,809	515,392
		1,027,614
Computers & Peripherals – 1.96%
Hewlett-Packard	15,438	494,942
†Western Digital	26,200	506,708
		1,001,650
Consumer Finance – 3.15%
American Express	38,800	528,844
Capital One Financial	43,816	536,308
Discover Financial Services	86,000	542,660
		1,607,812
Distributors – 0.98%
Genuine Parts	16,700	498,662
		498,662
Diversified Telecommunications Services – 2.96%
AT&T	19,768	498,154
CenturyTel	18,200	511,784
Windstream	62,000	499,720
		1,509,658
Electric Utilities – 2.97%
American Electric Power	19,800	500,148
Edison International	17,600	507,056
Pepco Holdings	40,600	506,688
		1,513,892
Electrical Equipment – 1.95%
Cooper Industries Class A	19,175	495,866
Rockwell Automation	22,761	497,100
		992,966
Electronic Equipment & Instruments – 1.02%
Tyco Electronics	47,164	520,691
		520,691
Energy Equipment & Services – 2.84%
BJ Services	50,087	498,366
ENSCO International	18,100	477,840
Smith International	22,100	474,708
		1,450,914
Food & Staples Retailing – 0.97%
Safeway	24,600	496,674
		496,674
Food Products – 3.97%
Archer-Daniels-Midland	18,100	502,818
Bunge	9,000	509,850
ConAgra Foods	29,946	505,189
Smucker (J.M.)	13,700	510,599
		2,028,456
Health Care Equipment & Supplies – 2.96%
Covidien	15,000	498,600
Medtronic	17,100	503,937
Stryker	14,900	507,196
		1,509,733
Health Care Providers & Services – 5.88%
Aetna	21,090	513,119
AmerisourceBergen	15,379	502,278
Cardinal Health	15,821	498,045
McKesson	13,714	480,539
Omnicare	20,500	502,045
UnitedHealth Group	24,203	506,569
		3,002,595
Household Durables – 1.95%
Fortune Brands	20,191	495,689
Garmin	23,600	500,556
		996,245
Household Products – 1.93%
Kimberly-Clark	10,700	493,377
Procter & Gamble	10,500	494,445
		987,822
Industrial Conglomerates – 0.99%
General Electric	49,995	505,449
		505,449
Insurance – 6.17%
Assurant	24,500	533,610
AXIS Capital Holdings	23,000	518,420
Cincinnati Financial	22,576	516,313
MetLife	23,100	525,987
Travelers	12,911	524,703
Unum Group	42,300	528,750
		3,147,783
IT Services – 1.97%
†Computer Sciences	13,552	499,256
Fidelity National Information Services	27,837	506,633
		1,005,889
Leisure Equipment & Products – 0.97%
Mattel	42,943	495,133
		495,133
Machinery – 5.93%
Caterpillar	18,000	503,280
Cummins	20,300	516,635
Dover	19,336	510,084
Eaton	13,751	506,862
Ingersoll-Rand Class A	35,564	490,783
Parker-Hannifin	14,700	499,506
		3,027,150
Media – 1.98%
Disney (Walt)	27,800	504,848
Omnicom Group	21,600	505,447
		1,010,295
Metals & Mining – 1.93%
Nucor	13,000	496,210
United States Steel	23,100	488,103
		984,313
Multiline Retail – 2.90%
Macy's	55,759	496,255
Nordstrom	29,600	495,800
Penney (J.C.)	24,367	489,046
		1,481,101
Multi-Utilities – 3.95%
Ameren	21,800	505,542
CenterPoint Energy	49,100	512,113
DTE Energy	17,967	497,686
NiSource	51,200	501,760
		2,017,101
Office Electronics – 0.96%
Xerox	108,233	492,460
		492,460
Oil, Gas & Consumable Fuels – 4.92%
Chevron	7,488	503,493
Marathon Oil	19,562	514,286
Murphy Oil	10,900	487,993
Sunoco	18,728	495,917
Williams Companies	44,900	510,962
		2,512,651
Pharmaceuticals – 2.92%
Johnson & Johnson	9,400	494,440
Merck	18,700	500,225
Pfizer	36,299	494,392
		1,489,057
Road & Rail – 1.97%
CSX	19,400	501,490
Norfolk Southern	14,987	505,811
		1,007,301
Semiconductors & Semiconductor Equipment – 4.89%
Analog Devices	25,750	496,203
Intel	33,759	508,073
Microchip Technology	23,500	497,965
Texas Instruments	30,270	499,758
Xilinx	25,815	494,615
		2,496,614
Software – 2.01%
CA	28,800	507,168
Microsoft	28,400	521,708
		1,028,876
Specialty Retail – 2.94%
Gap	38,300	497,517
Limited Brands	57,083	496,622
Tiffany & Co	23,400	504,504
		1,498,643
Textiles, Apparel & Luxury Goods – 0.97%
VF	8,698	496,743
		496,743
Tobacco – 0.95%
Reynolds American	13,548	485,560
		485,560
Total Common Stock (Cost $54,993,688)		50,496,745
	Principal
	Amount
	(U.S. $)
∞^U.S. Treasury Obligations – 0.18%
U.S. Treasury Bills
0.30% 6/11/09	$40,000	39,986
0.351% 7/2/09	50,000	49,975
Total U.S. Treasury Obligations (Cost $89,932)		89,961
	Number of
	Shares
Short-Term Investment – 1.95%
Money Market Mutual Fund
Dreyfus Treasury & Agency Cash Management Fund	995,392	995,392
Total Short-Term Investment (Cost $995,392)		995,392

Total Value of Securities – 101.02%
(Cost $56,079,012)		51,582,098
Liabilities Net of Receivables and Other Assets (See Notes) – (1.02%)		(519,096)
Net Assets Applicable to 9,339,983 Shares Outstanding – 100.00%		$51,063,002

†Non income producing security.
^Zero coupon security.  The rate shown is the yield at the time of purchase.
∞Fully or partially pledged as collateral for financial futures contracts.

The following financial futures contract was outstanding at March 31, 2009:

Financial Futures Contract1
				Unrealized
Contract to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
17 S&P 500 E-Mini Index	$641,359	$675,580	6/19/09	$34,221

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Large Cap 100 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used.  Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.  Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.  Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.  The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.  The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets.  Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series.  Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$57,483,917
Aggregate unrealized appreciation	$202,764
Aggregate unrealized depreciation	(6,104,583)
Net unrealized depreciation	$(5,901,819)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

	Securities	Derivatives
Level 1	$51,582,098	$-
Level 2	-	34,221
Level 3	-	-
Total	$51,582,098	$34,221

There were no Level 3 securities at the beginning or end of the period.

3. Financial Futures Contracts.
The Fund may invest in financial futures contracts to hedge its exiting portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates.  Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Schedule of Investments (Unaudited)

LVIP SSgA Small-Mid Cap 200 Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.08%
Airlines – 0.49%
SkyWest	6,999	$87,068
		87,068
Auto Components – 0.94%
Spartan Motors	20,500	82,410
WABCO Holdings	6,900	84,939
		167,349
Biotechnology – 0.48%
PDL BioPharma	12,100	85,668
		85,668
Building Products – 1.97%
Ameron International	1,640	86,362
Apogee Enterprises	8,100	88,938
Gibraltar Industries	17,390	82,081
Insteel Industries	13,300	92,568
		349,949
Capital Markets – 2.02%
Apollo Investment	26,939	93,748
Hercules Technology Growth Capital	18,783	93,915
MVC Capital	10,100	84,941
Prospect Capital	10,195	86,861
		359,465
Chemicals – 2.00%
Cabot	8,600	90,386
Eastman Chemical	3,300	88,440
Huntsman	27,100	84,823
Innophos Holdings	8,100	91,368
		355,017
Commercial Banks – 5.16%
Associated Banc-Corp	6,000	92,640
Cathay General Bancorp	8,782	91,596
First Bancorp	21,800	92,868
First Merchants	8,500	91,715
Harleysville National	15,300	92,718
Integra Bank	800	1,512
International Bancshares	11,800	92,040
MainSource Financial Group	10,700	86,028
Oriental Financial Group	18,700	91,256
Susquehanna Bancshares	9,600	89,568
Wilshire Bancorp	18,200	93,913
		915,854
Commercial Services & Supplies – 3.49%
CDI	9,500	92,339
Ennis	10,230	90,638
Heidrick & Struggles International	5,036	89,339
HNI	8,663	90,095
Steelcase Class A	16,958	84,960
†Ticketmaster Entertainment	23,000	84,870
Viad	6,200	87,544
		619,785
Communications Equipment – 2.18%
Adtran	5,400	87,534
Bel Fuse Class B	6,228	83,704
Black Box	3,691	87,145
†Globecomm Systems	6,200	35,898
Plantronics	7,631	92,106
		386,387
Computers & Peripherals – 0.49%
Diebold	4,100	87,494
		87,494
Consumer Finance – 0.79%
Advance America Cash Advance Centers	21,300	35,997
†First Marblehead	3,300	4,257
Student Loan	2,300	99,912
		140,166
Diversified Consumer Services – 0.50%
Service Corporation of International	25,400	88,646
		88,646
Diversified Financial Services – 0.23%
Medallion Financial	5,400	40,014
		40,014
Diversified Telecommunications Services – 0.99%
Atlantic Tele-Network	4,600	88,228
Iowa Telecommunications Services	7,563	86,672
		174,900
Electric Utilities – 1.49%
Great Plains Energy	6,521	87,838
Pinnacle West Capital	3,353	89,055
Westar Energy	4,996	87,580
		264,473
Electrical Equipment – 0.97%
Baldor Electric	5,923	85,824
Woodward Governor	7,800	87,204
		173,028
Electronic Equipment & Instruments – 6.88%
Agilysys	8,600	36,980
AVX	9,488	86,151
Cognex	6,600	88,044
†CPI International	4,300	40,420
CTS	25,111	90,651
Daktronics	13,000	85,150
Electro Rent	9,837	94,829
Jabil Circuit	15,863	88,198
Methode Electronics	24,057	86,124
Molex	6,463	88,802
MTS Systems	3,909	88,930
National Instruments	4,636	86,461
Park Electrochemical	5,009	86,556
†Synnex	4,300	84,581
†Tech Data	4,100	89,298
		1,221,175
Energy Equipment & Services – 1.44%
Gulf Island Fabrication	10,400	83,304
Patterson-UTI Energy	9,400	84,224
Tidewater	2,357	87,515
		255,043
Food & Staples Retailing – 1.49%
Andersons	6,500	91,910
Ingles Markets Class A	5,720	85,400
Nash Finch	3,081	86,545
		263,855
Food Products – 0.97%
Cal-Maine Foods	3,913	87,612
Corn Products International	4,000	84,800
		172,412
Gas Utilities – 0.50%
ONEOK	3,900	88,257
		88,257
Health Care Equipment & Supplies – 3.49%
Analogic	2,721	87,126
Atrion	1,100	97,065
Cooper	3,350	88,574
Hill-Rom Holdings	8,883	87,853
Invacare	5,261	84,334
STERIS	3,798	88,417
West Pharmaceutical Services	2,619	85,929
		619,298
Health Care Providers & Services – 5.47%
†AMN Healthcare Services	17,000	86,700
Chemed	2,233	86,864
†Coventry Health Care	6,800	87,992
Ensign Group	5,800	89,668
†Gentiva Health Services	5,900	89,680
†HealthSpring	10,562	88,404
†LifePoint Hospitals	4,310	89,907
National Healthcare	2,244	90,096
Owens & Minor	2,512	83,223
†Sun Healthcare Group	10,500	88,620
Universal Health Services Class B	2,338	89,639
		970,793
Health Care Technology – 0.50%
IMS Health	7,100	88,537
		88,537
Hotels, Restaurants & Leisure – 2.99%
International Speedway Class A	4,100	90,446
Marcus	10,800	91,800
†MGM MIRAGE	36,000	83,880
Royal Caribbean Cruises	11,100	88,911
Speedway Motorsports	7,600	89,832
Starwood Hotels & Resorts Worldwide	6,800	86,360
		531,229
Household Durables – 3.35%
Black & Decker	2,800	88,368
CSS Industries	5,546	94,282
Ethan Allen Interiors	7,900	88,954
Kimball International Class B	9,000	59,040
Snap-On	3,400	85,340
Tupperware Brands	5,300	90,047
Whirlpool	3,000	88,770
		594,801
Industrial Conglomerates – 1.47%
Standex International	9,300	85,560
Teleflex	2,200	85,998
Textron	15,600	89,544
		261,102
Insurance – 2.84%
American Equity Investment Life Holding	21,600	89,855
Baldwin & Lyons Class B	3,200	60,544
Presidential Life	11,497	89,562
Safety Insurance Group	2,849	88,547
†Universal American	10,477	88,740
Zenith National Insurance	3,634	87,616
		504,864
Internet Software & Services – 1.00%
†IAC/InterActiveCorp	5,700	86,811
Marchex	25,400	87,376
TheStreet.com	1,600	3,152
		177,339
IT Services – 3.55%
Cass Information Systems	2,100	68,103
†CIBER	33,276	90,843
Global Payments	2,600	86,866
Heartland Payment Systems	13,700	90,557
iGate	11,300	36,612
†Ness Technologies	28,500	84,075
Syntel	4,200	86,436
Total System Services	6,300	87,003
		630,495
Leisure Equipment & Products – 0.48%
Callaway Golf	11,800	84,724
		84,724
Life Sciences Tools & Services – 0.50%
PerkinElmer	6,961	88,892
		88,892
Machinery – 5.00%
American Railcar Industries	10,579	80,718
Ampco-Pittsburgh	7,000	92,820
Barnes Group	8,449	90,320
Cascade	4,654	82,050
Dynamic Materials	10,100	92,516
Federal Signal	16,600	87,482
Manitowoc	28,200	92,214
NACCO Industries Class A	3,598	97,793
Timken	6,226	86,915
Trinity Industries	9,315	85,139
		887,967
Marine – 1.97%
Alexander & Baldwin	4,700	89,441
Frontline	4,900	85,211
International Shipholding	4,500	88,515
Ship Finance International	13,300	87,248
		350,415
Media – 1.48%
Harte-Hanks	16,400	87,740
Meredith	5,220	86,861
Scholastic	5,800	87,406
		262,007
Metals & Mining – 2.00%
Carpenter Technology	6,300	88,956
Commercial Metals	7,600	87,780
Olympic Steel	5,700	86,469
Steel Dynamics	10,400	91,624
		354,829
Multi-Utilities – 0.50%
Alliant Energy	3,600	88,884
		88,884
Oil, Gas & Consumable Fuels – 3.41%
Berry Petroleum Class A	7,900	86,584
Golar LNG	25,304	86,793
Overseas Shipholding Group	3,800	86,146
Penn Virginia	8,100	88,938
†Petroleum Development	7,100	83,851
Teekay	5,946	84,612
Tesoro	6,575	88,565
		605,489
Paper & Forest Products – 0.47%
Glatfelter	13,364	83,391
		83,391
Personal Products – 0.51%
Inter Parfums	15,400	89,782
		89,782
Pharmaceuticals – 1.03%
Medicis Pharmaceutical Class A	7,002	86,615
†ViroPharma	18,396	96,579
		183,194
Real Estate Investment Trusts – 11.36%
Agree Realty	5,500	86,295
Anworth Mortgage Asset	14,400	88,272
BioMed Realty Trust	13,800	93,426
Brandywine Realty Trust	34,100	97,185
Capstead Mortgage	8,200	88,068
CBL & Associates Properties	42,000	99,121
Duke Realty	17,400	95,700
Entertainment Properties Trust	5,700	89,832
Extra Space Storage	16,400	90,364
First Potomac Realty Trust	12,500	91,875
Hatteras Financial	3,600	89,964
Hospitality Properties Trust	7,800	93,600
HRPT Properties Trust	29,465	93,993
Kimco Realty	12,400	94,488
Macerich	14,900	93,274
Medical Properties Trust	25,100	91,615
National Retail Properties	5,900	93,456
NorthStar Realty Finance	36,800	85,376
Ramco-Gershenson Properties Trust	13,300	85,785
SL Green Realty	8,300	89,640
Sovran Self Storage	4,600	92,368
Weingarten Realty Investors	9,800	93,296
		2,016,993
Road & Rail – 0.51%
Ryder System	3,200	90,592
		90,592
Semiconductors & Semiconductor Equipment – 0.96%
Cohu	11,749	84,593
Micrel	12,187	85,796
		170,389
Software – 1.46%
American Software Class A	15,100	79,577
Fair Isaac	6,458	90,864
Henry (Jack) & Associates	5,400	88,128
		258,569
Specialty Retail – 2.90%
Abercrombie & Fitch Class A	3,600	85,680
Christopher & Banks	21,500	87,935
RadioShack	9,600	82,272
†Signet Jewelers	7,400	84,730
†Systemax	6,775	87,533
Williams-Sonoma	8,600	86,688
		514,838
Textiles, Apparel & Luxury Goods – 1.44%
Movado Group	11,447	86,310
Phillips-Van Heusen	3,800	86,184
Unifirst	3,000	83,520
		256,014
Thrift & Mortgage Finance – 0.50%
Flushing Financial	14,800	89,096
		89,096
Tobacco – 0.47%
Universal	2,800	83,776
		83,776
Trading Company & Distributors – 2.00%
Aircastle	19,408	90,247
GATX	4,303	87,050
TAL International Group	11,800	86,376
Textainer Group Holdings	13,468	90,909
		354,582
Total Common Stock (Cost $19,528,160)		17,588,886
	Principal
	Amount
	(U.S $)
∞^U.S. Treasury Obligations – 0.19%
U.S Treasury Bills
0.30% 6/11/09	$25,000	24,991
0.351% 7/2/09	10,000	9,995
Total U.S. Treasury Obligations (Cost $34,976)		34,986
	Number of
	Shares
Short-Term Investment – 4.12%
Money Market Mutual Fund
Dreyfus Treasury & Agency Cash Management Fund	730,950	730,950
Total Short-Term Investment (cost $730,950)		730,950
Total Value of Securities – 103.39%
(Cost $20,294,086)		18,354,822
Liabilities Net of Receivables and Other Assets (See Notes) – (3.39%)		(602,550)
Net Assets Applicable to 3,164,299 Shares Outstanding – 100.00%		$17,752,272

†Non income producing security.
^Zero coupon security.  The rate shown is the yield at the time of purchase.
∞Fully or partially pledged as collateral for financial futures contracts.

The following financial futures contract was outstanding at March 31, 2009:

Financial Futures Contract1
				Unrealized
Contract to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
4 Russell 2000 Mini Index	$156,620	$168,520	6/19/09	$11,900

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Small-Mid Cap 200 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used.  Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.  Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.  The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.  The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets.  Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series.  Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$20,797,132
Aggregate unrealized appreciation	$117,144
Aggregate unrealized depreciation	(2,559,454)
Net unrealized depreciation	$(2,442,310)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

	Securities	Derivatives
Level 1	$18,354,822	$-
Level 2	-	11,900
Level 3	-	-
Total	$18,354,822	$11,900

There were no Level 3 securities at the beginning or end of the period.

3. Financial Futures Contracts
The Fund may invest in financial futures contracts to hedge its exiting portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates.  Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

4. Market Risk
The Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies.  Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in the REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2009.  The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)

LVIP SSgA Developed International 150 Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.30%∆
Australia – 3.48%
±Dexus Property Group	358,617	$186,800
±Incitec Pivot	124,701	184,747
Lend Lease	1,500	6,811
±Macquarie Group	10,775	202,865
±Macquarie Infrastructure Group	195,958	200,724
±OZ Minerals	74,811	28,867
Suncorp-Metway	923	3,854
±Wesfarmers	14,600	191,550
		1,006,218
Austria – 1.29%
±Erste Group Bank	10,413	176,366
±OMV	5,895	197,204
		373,570
Belgium – 1.97%
±Anheuser-Busch InBev	7,058	194,336
±Delhaize Group	2,995	194,350
±Fortis	99,019	180,909
		569,595
Canada – 2.44%
Enerplus Resources Fund	11,000	180,070
Magna International Class A	6,800	181,900
Penn West Energy Trust	18,500	175,565
Teck Cominco Class B	30,100	167,055
		704,590
Finland – 3.18%
±Neste Oil	14,448	192,033
±Nokia	16,100	188,289
±Stora Enso Class R	51,158	181,206
±UPM-Kymmene	30,726	177,327
±Wartsila	8,500	179,254
		918,109
France – 10.34%
±AXA	15,528	186,367
±BNP Paribas	4,436	183,007
±Cap Gemini	6,003	192,924
±Casino Guichard Perrachon	2,923	190,184
±Cie de Saint-Gobain	6,866	192,371
±Compagnie Generale des Etablissements Michelin Class B	4,773	176,902
±France Telecom	8,420	191,945
±Groupe Danone	3,892	189,391
±Lafarge	4,143	187,035
±Lagardere	6,834	191,763
±Peugeot	9,331	176,457
±PPR	2,941	188,541
±Renault	8,462	173,990
±Sanofi-Aventis	3,449	193,554
±Vallourec	2,026	187,826
±Veolia Environnement	8,924	186,344
		2,988,601
Germany – 7.66%
±Bayerische Motoren Werke	6,156	176,831
±Celesio	10,013	184,597
±Commerzbank	31,889	173,643
±Daimler	6,874	176,182
Deutsche Bank	4,535	184,348
±Deutsche Lufthansa	17,272	188,028
±Deutsche Post	17,209	185,651
±E.ON	6,754	188,563
±MAN	4,214	182,854
±Metro	5,892	194,026
±Salzgitter	3,322	186,642
±ThyssenKrupp	10,847	191,101
		2,212,466
Greece – 2.73%
±Alpha Bank	29,520	195,912
±Coca-Cola Hellenic Bottling	13,960	200,639
±EFG Eurobank Ergasias	33,930	195,987
±Piraeus Bank	29,525	196,184
		788,722
Hong Kong – 1.23%■
±Hutchison Whampoa	35,759	175,547
±New World Development	179,000	178,686
		354,233
Italy – 7.06%
±A2A	120,018	182,214
±Banca Monte dei Paschi di Siena	130,759	180,792
±Banca Popolare di Milano Scarl	36,950	183,778
±Banco Popolare	40,447	185,619
±Enel	38,489	184,558
±ENI	9,565	185,193
±Finmeccanica	14,776	183,905
±Parmalat	95,327	196,249
±Telecom Italia-RNC	148,682	191,678
±UniCredit	109,132	179,610
±Unione di Banche Italiane	16,786	184,826
		2,038,422
Japan – 20.80%
±Aisin Seiki	10,900	174,925
±Astellas Pharma	5,800	179,506
±†Brother Industries	23,800	176,448
±Canon	6,200	180,760
±Daiichi Sankyo	10,900	183,280
±ITOCHU	36,000	177,643
±JFE Holdings	7,800	172,189
±Kawasaki Kisen Kaisha	55,000	172,887
±Kirin Holdings	17,000	181,630
±Makita	7,800	178,157
±Marubeni	56,000	176,392
±Mazda Motor	96,000	162,759
±Mediceo Paltac Holdings	16,800	179,261
±Mitsubishi	13,500	178,984
±Mitsubishi Chemical Holdings	51,500	177,753
±Mitsui OSK Lines	35,000	173,231
±Nippon Mining Holdings	42,500	170,369
±Nippon Yusen	45,000	173,852
±Nissan Motor	47,800	172,782
±NSK	45,000	174,686
±Omron	15,400	182,676
±ORIX	4,940	162,599
±Ricoh	15,000	181,397
±Seiko Epson	12,400	170,578
±Showa Shell Sekiyu	19,100	175,440
±Sojitz	144,800	174,089
±Sumitomo	20,300	176,414
±Sumitomo Heavy Industries	53,000	178,786
±Suzuken	7,000	183,634
±Takeda Pharmaceutical	5,200	180,430
±TDK	4,800	181,456
±Toyota Motor	5,700	181,072
±Toyota Tsusho	18,000	175,912
±Yamaha Motor	20,800	186,632
		6,008,609
Luxembourg – 0.63%
±ArcelorMittal	8,940	182,402
		182,402
Netherlands – 3.08%
±Aegon	43,334	167,974
±ING Groep CVA	31,126	170,546
±Koninklijke DSM	7,055	185,629
±Koninklijke Philips Electronics	11,561	171,121
±Randstad Holding	11,445	194,150
		889,420
New Zealand – 0.65%
±Telecom Corporation of New Zealand	143,228	186,688
		186,688
Norway – 1.28%
±DnB NOR	40,884	183,389
±Telenor	32,600	186,339
		369,728
Portugal – 1.35%
±Banco Espirito Santo	49,544	193,336
±Energias de Portugal	56,705	196,568
		389,904
Singapore – 1.30%
±CapitaMall Trust	217,000	189,015
±Singapore Airlines	28,256	186,345
		375,360
Spain – 3.83%
±Acciona	1,755	180,517
±Banco Bilbao Vizcaya Argentaria	22,619	183,586
±Banco Santander	26,813	184,863
±Gas Natural	13,444	184,080
±Iberdrola	26,368	184,991
±Repsol	10,972	189,315
		1,107,352
Sweden – 1.89%
±Nordea Bank	36,500	181,587
±Svenska Cellulosa Class B	24,334	184,663
±Volvo Class B	33,834	179,505
		545,755
Switzerland – 3.94%
±Compagnie Financiere Richemont Class A	12,276	191,638
±Holcim	5,127	182,585
±Novartis	5,132	194,128
±STMicroelectronics	37,384	187,052
±Swiss Reinsurance Class R	12,019	196,338
±Xstrata	28,017	188,005
		1,139,746
United Kingdom – 15.17%
±Associated British Foods	20,848	191,180
±AstraZeneca	5,847	207,035
±Barclays	76,562	162,632
±BP	27,925	187,315
±British Land	35,211	181,779
±BT Group	172,965	193,183
±Carnival	8,303	188,419
±Firstgroup	50,962	195,470
±Home Retail Group	60,874	195,746
±HSBC Holdings	33,046	183,838
±International Power	64,256	193,789
±Land Securities Group	30,333	189,603
±Legal & General Group	289,152	178,413
±Lloyds TSB Group	174,783	177,179
±Marks & Spencer Group	50,145	223,739
±Old Mutual	258,774	192,616
±Rexam	49,400	190,334
Royal Bank of Scotland Group	28,785	0
±SABMiller	13,182	195,965
±Segro	578,303	188,465
±Tate & Lyle	51,405	191,715
±United Utilities Group	27,638	191,641
±Vodafone Group	114,368	199,116
±Wolseley	55,421	182,336
		4,381,508
Total Common Stock (Cost $32,049,938)		27,530,998
Preferred Stock – 0.59%∆
Germany – 0.59%
±Porsche Automobil Holding 1.33%	3,569	170,456
Total Preferred Stock (Cost $167,808)		170,456
Short-Term Investment – 2.03%
Money Market Mutual Fund – 2.03%
Dreyfus Treasury & Agency Cash Management Fund	585,313	585,313
Total Short-Term Investment (Cost $585,313)		585,313

Total Value of Securities – 97.92%
(Cost $32,803,059)		28,286,767
Receivables and Other Assets Net of Liabilities (See Notes) – 2.08%		602,538
Net Assets Applicable to 6,096,037 Shares Outstanding – 100.00%		$28,889,305

∆Securities have been classified by country of origin.
■Securities listed and traded on the Hong Kong Stock Exchange.  These securities have significant business operations in China.
±Security is being valued based on international fair value pricing. At March 31, 2009, the aggregate amount of international fair value priced securities was $26,801,851, which represented 92.77% the Fund’s net assets. See Note 1 in "Notes."

Summary of Abbreviations:
AUD – Australian Dollar
CHF – Swiss Francs
CVA – Dutch Certificate
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Kroner
NZD – New Zealand Dollar
SEK – Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at March 31, 2009:
Foreign Currency Exchange Contracts1
					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(1,872,377)	USD	1,301,572	4/3/09	$114
CHF	342,184	USD	(299,983)	4/3/09	593
DKK	(509,000)	USD	90,778	4/3/09	8
EUR	1,197,591	USD	(1,591,774)	4/3/09	(727)
GBP	681,207	USD	(979,187)	4/3/09	(1,920)
HKD	(6,433,000)	USD	830,016	4/3/09	(15)
JPY	(112,421,000)	USD	1,135,852	4/3/09	(48)
NOK	(362,000)	USD	53,861	4/3/09	7
NZD	15,826	USD	(9,032)	4/3/09	(3)
SEK	(7,085,000)	USD	861,854	4/3/09	19
SGD	235,707	USD	(154,959)	4/3/09	2
					$(1,970)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Developed International 150 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.  The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$33,352,940
Aggregate unrealized appreciation	110,609
Aggregate unrealized depreciation	(5,176,782)
Net unrealized depreciation	$(5,066,173)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $13,780 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and, a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets

Level 2 - inputs are observable, directly or indirectly

Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

	Securities	Derivatives
Level 1	$1,474,251	$-
Level 2	26,812,516	(1,970)
Level 3	-	-
Total	$28,286,767	$(1,970)

As a result of utilizing international fair value at March 31, 2009, the majority of the portfolio was categorized as Level 2 in the FAS 157 hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/08	$29,269
Net change in unrealized
appreciation/depreciation	85,720
Net transfers in and/or out of Level 3	(114,989)
Balance as of 3/31/09	$-

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.  The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)

LVIP SSgA Emerging Markets 100 Fund

March 31, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 88.87%∆
Brazil – 1.00%
Cia de Saneamento Basico do Estado de Sao Paulo	24,445	$270,410
		270,410
Chile – 0.95%
Centro Commerciales Sudamericanos	154,157	256,554
		256,554
Egypt – 0.99%
Telecom Egypt	101,500	267,219
		267,219
Hong Kong – 14.76%■
±Agile Property Holdings	478,000	271,053
±Air China	828,000	267,081
±Angang Steel	260,000	263,340
±Chaoda Modern Agriculture Holdings	454,000	270,587
±China COSCO Holdings	409,500	266,820
±China Huiyuan Juice Group	418,500	266,745
±China Shipping Container Lines	1,401,000	249,306
±China Shipping Development	282,000	267,393
±China Unicom	240,000	250,452
±Citic Pacific	300	340
±COSCO Pacific	272,000	267,865
±Denway Motors	712,500	276,098
Dongfeng Motor Group	534,000	276,286
±Lenovo Group	1,122,000	257,683
Maanshan Iron & Steel	752,000	264,883
±Shanghai Industrial Holdings	100,000	277,576
		3,993,508
Hungary – 2.95%
±Magyar Telekom Telecommunications	119,341	276,262
±MOL Hungarian Oil & Gas	6,132	273,971
±Richter Gedeon	2,263	247,140
		797,373
India – 0.94%
Dr Reddy's Laboratories ADR	27,000	255,150
		255,150
Indonesia – 3.02%
±Astra International	219,500	271,707
±Bank Mandiri	1,477,500	278,110
±Bumi Resources	3,786,000	268,673
		818,490
Malaysia – 6.80%
IOI	245,500	255,905
±Kuala Lumpur Kepong	89,500	260,239
±Malayan Banking	234,700	248,510
±PPB Group	98,700	265,330
±Resorts World	483,300	283,773
±Telekom Malaysia	273,500	264,084
YTL Power International	498,700	262,654
		1,840,495
Mexico – 2.04%
†Cemex	436,605	273,669
Grupo Aeroportuario del Pacifico Class B	153,183	278,427
		552,096
Poland – 2.07%
±KGHM Polska Miedz	21,528	284,529
±Polski Koncern Naftowy Orlen	39,971	275,643
		560,172
Republic of Korea – 10.94%
±Busan Bank	63,319	274,795
±Daegu Bank	50,729	272,208
±Daewoo Engineering & Construction	38,389	272,494
±Hyundai Mipo Dockyard	2,823	268,921
±Industrial Bank of Korea	53,641	270,417
±Kangwon Land	27,320	273,389
±†KB Financial Group	10,792	262,803
±Korea Exchange Bank	58,639	268,328
±Korea Gas	8,830	259,621
STX Pan Ocean	39,820	268,355
±Woori Finance Holdings	51,955	269,003
		2,960,334
Russia – 5.64%
Gazprom ADR	18,078	272,978
±Gazpromneft Class S	91,653	201,637
Mechel ADR	65,532	273,268
MMC Norilsk NIickel Class S	4,228	258,077
Sberbank Class S	433,270	267,544
SeverStal Class S	69,901	253,391
		1,526,895
South Africa – 10.41%
Aveng	96,346	264,959
±Barloworld	82,422	278,990
±Imperial Holdings	50,496	284,933
Investec	70,195	287,970
±Nedbank Group	32,718	294,046
±Remgro	38,028	270,985
±RMB Holdings	135,156	293,576
±Steinhoff International Holdings	255,509	272,105
±Telkom	25,339	282,316
±Tiger Brands	20,187	287,995
		2,817,875
Taiwan – 16.26%
±Asustek Computer	236,000	248,673
±AU Optronics	296,000	246,258
±Chang Hwa Commercial Bank	757,000	254,895
Chi Mei Optoelectronics	626,000	249,957
±China Steel	387,410	254,119
Chunghwa Picture Tubes	2,018,000	244,408
±Compal Electronics	397,415	285,207
±First Financial Holding	561,000	258,720
±Formosa Chemicals & Fibre	206,000	243,406
HannStar Display	1,399,000	250,241
KGI Securities	880,000	255,689
±Lite-On Technology	407,365	275,975
±Nan Ya Plastics	206,000	236,150
±Novatek Microelectronics	175,219	266,052
±Pou Chen	522,699	287,895
±U-Ming Marine Transport	165,000	248,460
±Uni-President Enterprises	361,050	292,878
		4,398,983
Thailand – 1.98%
±Bangkok Bank	126,100	264,819
Siam Commercial Bank - Foreign	176,000	270,387
		535,206
Turkey – 8.12%
±Anadolu Efes Biracilik Ve Malt Sanayii	45,940	283,371
±Eregli Demir ve Celik Fabrikalari	150,768	282,911
±Haci Omer Sabanci Holding	160,530	274,780
±Tupras Turkiye Petrol Rafine	27,212	272,630
±†Turk Telekomunikasyon	116,825	271,212
±Turkcell Iletisim Hizmet	55,095	269,894
±Turkiye Halk Bankasi	126,066	275,431
±Turkiye Is Bankasi Class C	118,714	266,392
		2,196,621
Total Common Stock (Cost $26,209,230)		24,047,381
Preferred Stock – 9.10%∆
Brazil – 8.10%
Brasil Telecom Participacoes	36,040	265,783
Centrais Elecricas Brasileiras Class B	26,285	282,603
Cia Energetica de Minas Gerais 2.76%	18,125	269,598
Cia Paranaense de Energia Class B 0.49%	26,367	273,819
Eletropaulo Metropolitana Eletricidade de Sao Paulo Class B 2.94%	19,202	270,381
Gerdau 1.02%	48,700	270,935
Metalurgica Gerdau 1.95%	37,300	271,858
Telemar Norte Leste Class A 6.79%	12,510	282,490
Usinas Siderurgicas de Minas Gerais Class A 1.45%	21,700	275,420
Total Preferred Stock (Cost $2,626,099)		2,462,887

Right – 0.00%
Brazil – 0.00%
†Votorantim Celulose e Papel	14,295	0
Total Right (Cost $0)		0

Short-Term Investment – 6.25%
Money Market Mutual Fund – 6.25%
Dreyfus Treasury & Agency Cash Management Fund	1,690,129	1,690,129
Total Short-Term Investment (Cost $1,690,129)		1,690,129

Total Value of Securities – 104.22%
(Cost $30,525,458)		28,200,397
Liabilities Net of Receivables and Other Assets (See Notes) – (4.22%)		(1,142,304)
Net Assets Applicable to 4,796,388 Shares Outstanding – 100.00%		$27,058,093

∆Securities have been classified by country of origin.

†Non income producing security.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
±Security is being valued based on international fair value pricing.  At March 31, 2009, the aggregate amount of international fair value priced securities was $17,969,000, which represented 66.41% of the Fund’s net assets. See Note 1 in "Notes."

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Emerging Markets 100 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used.  Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.  Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.  Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board).  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.  The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.  The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other– Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets.  Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series.  Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$30,669,880
Aggregate unrealized appreciation	211,921
Aggregate unrealized depreciation	(2,681,404)
Net unrealized depreciation	$(2,469,483)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $16,392 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$ 7,082,872
Level 2	21,117,525
Level 3	-
Total	$28,200,397

As a result of utilizing international fair value pricing at March 31, 2009, the majority of the portfolio was categorized as Level 2 in the FAS 157 hierarchy.

There were no Level 3 securities at the beginning or end of the period.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors.  In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.  The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.  In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Item 2. Controls and Procedures

(a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)           Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust
(Registrant)

   By:        /s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:       May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:       May 21, 2009

By:           /s/ William P. Flory, Jr.
William P. Flory, Jr.
Chief Accounting Officer
(Signature and Title)

Date:       May 21, 2009